             As filed with the Securities and Exchange Commission on
                                 March 29, 1996


                        1933 Act Registration No. 2-80543
                       1940 Act Registration No. 811-3605


================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                           SECURITIES ACT OF 1933          (   )


                      Post-Effective Amendment No. 31      ( X )


                                     and/or

                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940      (   )


                             Amendment No. 32              ( X )
                        (Check appropriate box or boxes)


                              --------------------

                               THE BENCHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                             Chicago, Illinois 60606
                    (Address of principal executive offices)
              (Registrant's Telephone Number, including Area Code)
                                  800-621-2550


Michael J. Richman, Secretary                             with a copy to:
Goldman Sachs Asset Management                            W. Bruce McConnel, III
85 Broad Street                                           Drinker Biddle & Reath
New York, NY  10004                                       Suite 1100
                                                          1345 Chestnut Street
                                                          Philadelphia, PA
                                                          19107-3496

(name and address of agent for service)

                 The Index to Exhibits is located on page ____.

                           Page 1 of ___ total pages.

It is proposed that this filing will become effective
(check appropriate box)


( )      immediately upon filing pursuant to paragraph (b)

(x)      on March 29, 1996 pursuant to paragraph (b)


( )      60 days after filing pursuant to paragraph (a)(1)

( )      On (date) pursuant to paragraph (a)(2) of rule 485

( )      75 days after filing pursuant to paragraph (a)(2) on (date)

( )      On (date) pursuant to paragraph (a)(2) of rule 485


================================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 29, 1996, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1995. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

DIVERSIFIED ASSETS PORTFOLIO
CROSS REFERENCE SHEET
(as required by Rule 495)


Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
Investing; Net Asset                                 Value; Organization
Purchase of Securities Being Offered                 Trust Information;
Investing; Net Asset                                 Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable



GOVERNMENT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
Investing; Net Asset                                 Value; Organization
Purchase of Securities Being Offered                 Trust Information;
Investing; Net Asset                                 Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

GOVERNMENT SELECT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
Investing; Net Asset                                 Value; Organization
Purchase of Securities Being Offered                 Trust Information;
Investing; Net Asset                                 Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


TAX-EXEMPT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment                                           Information;
Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
Investing; Net Asset                                 Value; Organization
Purchase of Securities Being Offered                 Trust Information;
Investing; Net Asset                                 Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

U.S. TREASURY INDEX PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable




U.S. GOVERNMENT SECURITIES PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

SHORT-INTERMEDIATE BOND PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


BOND PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

SHORT DURATION PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


INTERNATIONAL BOND PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

BALANCED PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

DIVERSIFIED GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


FOCUSED GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

SMALL COMPANY INDEX PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable


INTERNATIONAL GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                               Prospectus Caption
----------                                           ------------------

Cover Page                                           Cover Page
Synopsis                                             Summary of Expenses
Condensed Financial Information                      Financial Highlights
General Description of Registration                  Summary of Expenses;
Investment
                                                     Information;
                                                     Organization
Management of the Fund                               Trust Information
Capital Stock and Other Securities                   Trust Information;
                                                     Investing; Net Asset
Value; Organization
Purchase of Securities Being Offered                 Trust Information;
                                                     Investing; Net Asset
Value
Redemption Repurchase                                Investing
Pending Legal Proceedings                            Not Applicable

                                                              The
                                                              Benchmark
                                                              Funds


                                                              Money
                                                              Market
                                                              Portfolios
THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606


                                                              PROSPECTUS

                                                              APRIL 1, 1996

                              THE BENCHMARK FUNDS

THE NORTHERN TRUST COMPANY            INVESTMENT ADVISER, TRANSFER
50 S. LaSalle Street                  AGENT AND CUSTODIAN
Chicago, Illinois 60675
312-630-6000                  --------------------

This Prospectus describes four short-term money market portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors. Each Portfolio, other than the Tax-Exempt Portfolio, seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Tax-Exempt Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax.

  The GOVERNMENT SELECT PORTFOLIO invests in selected short-term obligations of the U.S. Government, its agencies and instrumentalities the interest on which is generally exempt from state income taxation.

  The GOVERNMENT PORTFOLIO invests in short-term obligations of the U.S. Government, its agencies and instrumentalities and related repurchase agreements.

  The DIVERSIFIED ASSETS PORTFOLIO invests in money market instruments of both U.S. and foreign issuers, including certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

  The TAX-EXEMPT PORTFOLIO invests primarily in short-term municipal instruments the interest on which is exempt from regular Federal income tax.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1996 is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is April 1, 1996.

                                     INDEX

                                    PAGE
                                    ----
HIGHLIGHTS                            3
----------
 Description of Trust                 3
 Summary of Expenses                  3
FINANCIAL HIGHLIGHTS                  5
--------------------
INVESTMENT INFORMATION                9
----------------------
 Government Select Portfolio          9
 Government Portfolio                10
 Diversified Assets Portfolio        10
 Tax-Exempt Portfolio                10
 Description of Securities and Com-
  mon Investment Techniques          11
 Investment Restrictions             17
TRUST INFORMATION                    18
-----------------
 Board of Trustees                   18

                                    PAGE
                                    ----
 Investment Adviser, Transfer Agent
  and Custodian                      18
 Administrator and Distributor       19
INVESTING                            19
---------
 Purchase of Units                   19
 Redemption of Units                 22
 Distributions                       24
 Taxes                               25
NET ASSET VALUE                      26
---------------
PERFORMANCE INFORMATION              26
-----------------------
ORGANIZATION                         27
------------
MISCELLANEOUS                        28
-------------

                                   HIGHLIGHTS

DESCRIPTION OF TRUST

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment policies, as described below under "Investment Information." All of the Portfolios are classified as diversified companies. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator.

Units of the Portfolios are offered exclusively to institutional investors. See "Investing--Purchase of Units" and "Investing--Redemption of Units" for information on how to place purchase and redemption orders.

Each Portfolio seeks to maintain a net asset value of $1.00 per unit. The assets of each Portfolio will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission (the "SEC"), and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Trust's Board of Trustees, to present minimal credit risks, and will be "Eligible Securities" as defined by the SEC. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis, or that they will achieve their investment objectives.

Investors should note that one or more of the Portfolios may purchase variable and floating rate instruments, enter into repurchase agreements, reverse repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. None of the Portfolios will invest in instruments denominated in a foreign currency.

SUMMARY OF EXPENSES

The following table sets forth certain information regarding the annualized operating expenses the Government Select Portfolio, Government Portfolio and Tax-Exempt Portfolio incurred during the Trust's last fiscal year. With respect to the Diversified Assets Portfolio, the table sets forth certain information regarding unitholder transaction expenses imposed by the Trust and the estimated annualized operating expenses the Diversified Assets Portfolio expects to incur during the current fiscal year. Hypothetical examples based on the table are also shown.

                                    GOVERNMENT            DIVERSIFIED   TAX-
                                      SELECT   GOVERNMENT   ASSETS     EXEMPT
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                    ---------- ---------- ----------- ---------
Unitholder Transaction Expenses
  Maximum Sales Charge Imposed on
   Purchases.......................    NONE       NONE       NONE       NONE
  Sales Charge Imposed on Rein-
   vested Distributions............    NONE       NONE       NONE       NONE
  Deferred Sales Load Imposed on
   Redemptions.....................    NONE       NONE       NONE       NONE
  Redemption Fees..................    NONE       NONE       NONE       NONE
  Exchange Fees....................    NONE       NONE       NONE       NONE

                                   GOVERNMENT            DIVERSIFIED   TAX-
                                     SELECT   GOVERNMENT   ASSETS     EXEMPT
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                   ---------- ---------- ----------- ---------
Annual Operating Expenses After
 Expense Reimbursements and Fee
 Reductions (as a percentage of
 average daily net assets)
  Management Fees After Fee Reduc-
   tions..........................    .10%       .25%       .25%       .25%
  12b-1 Fees......................    None       None       None       None
  Other Expenses After Expense Re-
   imbursements and Fee Reduc-
   tions..........................    .10%       .10%       .10%       .10%
                                      ----       ----       ----       ----
Total Operating Expenses..........    .20%       .35%       .35%       .35%
                                      ====       ====       ====       ====

EXAMPLE OF EXPENSES. Based on the foregoing table, you would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Government Select Portfolio.....................   $2     $ 6     $11     $26
Government Portfolio............................   $4     $11     $20     $44
Diversified Assets Portfolio....................   $4     $11     $20     $44
Tax-Exempt Portfolio............................   $4     $11     $20     $44

Operating expenses for the Diversified Assets Portfolio are based on estimates of expenses expected to be incurred during the fiscal year ending November 30, 1996. With respect to the other Portfolios, the costs and expenses included in the table and hypothetical example are based on actual amounts incurred for the fiscal year ended November 30, 1995. The costs and expenses included in the table and hypothetical example have been restated to reflect current costs and expenses. Annual operating expenses for the Diversified Assets Portfolio during the fiscal year ended November 30, 1995 (expressed as a percentage of average daily net assets after fee adjustments and expense limitations) were as follows: management fees and other expenses were .25% and .09%, respectively, and total operating expenses were .34%.

During the Trust's last fiscal year, Northern voluntarily reduced its advisory fee for the Government Select Portfolio (payable at the annual rate of .25% of the Portfolio's average daily net assets) to .10% per annum. In addition, Goldman Sachs has agreed to reduce or otherwise limit other expenses of the Portfolios on an annualized basis to .10% of each such Portfolio's average daily net assets. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, for the fiscal year ended November 30, 1995, the total annual operating expenses of the Government Select, Government and Tax-Exempt Portfolios would have been .41%, .40% and .41%, respectively; and other expenses of the Government Select, Government and Tax-Exempt Portfolios would have been .16%, .15% and .16%, respectively. For a more complete description of the Portfolios' expenses, see "Financial Highlights" and "Trust Information" in this Prospectus and the financial statements and related notes incorporated by reference into the Additional Statement.

                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING-- PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1995, and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement.

For the Years Ended November 30,

Government Select Portfolio

                              1995      1994      1993      1992      1991     1990 (a)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
Total income from
investment operations         0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------
Total return (b)(c)           5.82%     3.84%     3.00%     3.71%     5.82%    0.50%
Ratios to average net
assets (d):
 Net expenses                 0.20%     0.20%     0.20%     0.20%     0.20%    0.20%
 Net investment income        5.67%     3.83%     2.99%     3.70%     5.78%    7.65%
Ratios to average net
assets assuming no
voluntary waiver of
advisory and
administration fees and
maximum non-reimbursable
expenses (d):
 Net expenses                 0.35%     0.35%     0.35%     0.52%     0.60%    1.33%
 Net investment income        5.52%     3.68%     2.84%     3.38%     5.38%    6.52%
Net assets at end of
period (in thousands)     $685,142  $493,718  $386,507  $264,756  $160,750  $44,215
---------------------------------------------------------------------------------------

(a) Commenced investment operations on November 7, 1990.

(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.

(d) Annualized for periods less than a full year.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

Government Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)           5.64%     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets:
 Net expenses                 0.35%     0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%     0.44%     0.40%
 Net investment income        5.49%     3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.40%     0.40%     0.46%     0.50%     0.55%     0.55%     0.62%
 Net investment income        5.49%     3.59%       2.91%       3.65%     5.98%     7.79%     8.63%     6.82%     6.04%     5.72%
Net assets at end of
year (in thousands)       $850,664  $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301  $218,530  $160,542
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.

(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

Diversified Assets Portfolio

                        1995        1994        1993        1992        1991        1990        1989        1988        1987
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  5.78%       3.92%       3.00%       3.80%       6.19%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets:
 Net expenses           0.34%       0.35%       0.34%       0.34%       0.35%       0.35%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       3.00%       3.79%       6.18%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.34%       0.35%       0.35%       0.35%       0.36%       0.36%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       2.99%       3.78%       6.17%       8.00%       8.98%       7.15%       6.30%
Net assets at
end of year (in
thousands)        $2,610,347  $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756  $1,871,713  $1,528,203  $1,533,941
-----------------------------------------------------------------------------------------------------------------------------
                        1986
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.07
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.07
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.07)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  6.56%
Ratios to aver-
age net assets:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Net assets at
end of year (in
thousands)        $1,080,659
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.

(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

Tax-Exempt Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)              3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%     4.00%     4.30%
Ratios to average net
assets:
 Net expenses                 0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%     0.45%     0.47%
 Net investment income        3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%     4.00%     4.30%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.39%     0.40%     0.43%     0.49%     0.48%     0.46%     0.50%
 Net investment income        3.63%     2.40%       2.26%       2.90%     4.52%     5.64%     6.03%     4.92%     3.99%     4.27%
Net assets at end of
year (in thousands)       $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680  $410,772  $456,467
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.

                             INVESTMENT INFORMATION

The investment objective of each Portfolio, other than the Tax-Exempt Portfolio, is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolio seeks to provide its unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio (as defined below under "Organization"). Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders.

All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (b) are comparable in priority and security with a security issued by an issuer which has such ratings, and (ii) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. The purchase of single rated and unrated securities by the Diversified Assets Portfolio will be ratified by the Board of Trustees. Securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations), or any security within that class, comparable in priority and quality with such securities in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Under normal circumstances, the Diversified Assets Portfolio, Government Portfolio and Government Select Portfolio intend to limit purchases of securities to First Tier Securities. The Additional Statement includes a description of applicable NRSRO ratings.

Each Portfolio is managed so that the average maturity of all instruments in the Portfolio (on a dollar-weighted basis) will not exceed 90 days. In no event will the Portfolios purchase any securities which mature more than 13 months from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

GOVERNMENT SELECT PORTFOLIO

The Government Select Portfolio seeks to achieve its investment objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. In making investments, Northern will seek to acquire, under normal market conditions, only those U.S. Government securities the interest on which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities, including the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association. The Portfolio intends to limit investments to only the foregoing exempt U.S. Government securities. However, under extraordinary circumstances, such as when appropriate exempt securities are unavailable, the Portfolio may make investments in non-exempt U.S. Government securities and cash equivalents, and may hold uninvested cash. See "Investing--Taxes" below for certain tax considerations.

GOVERNMENT PORTFOLIO

The Government Portfolio seeks to achieve its investment objective by investing exclusively in:

  (A) Marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities (including the International Bank for Reconstruction and Development) and custodial receipts with respect thereto; and

  (B) Repurchase agreements relating to the above instruments.

DIVERSIFIED ASSETS PORTFOLIO

In pursuing its investment objective, the Diversified Assets Portfolio may invest in a broad range of government, bank and commercial obligations that are available in the money markets. In particular, the Portfolio may invest in:

  (A) U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  (B) U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

  (C) High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Rating Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

  (D) Unrated notes, paper and other instruments that are of comparable quality as determined by Northern under guidelines established by the Trust's Board of Trustees and are subsequently ratified by the Board;

  (E) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

  (F) Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and custodial receipts with respect thereto;

  (G) Dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities thereof;

  (H) Repurchase agreements relating to the above instruments; and

  (I) Securities issued or guaranteed by state or local governmental bodies.

TAX-EXEMPT PORTFOLIO

The Tax-Exempt Portfolio invests primarily in high quality short-term instruments, the interest on which is, in the opinion of bond counsel for the issuers, exempt from regular Federal income tax ("Municipal

Instruments"). Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Northern. In particular, the Portfolio may invest in:

  (A) Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

  (B) Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

  (C) Municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

  (D) Unrated notes, paper or other instruments that are of comparable quality as determined by Northern under guidelines established by the Trust's Board of Trustees; and

  (E) Municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

As a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding units of the Tax-Exempt Portfolio, at least 80% of the Portfolio's annual gross income will be derived from Municipal Instruments except under extraordinary circumstances, such as when Northern believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable short-term securities ("Taxable Investments"). Taxable Investments will consist exclusively of instruments that may be purchased by the Diversified Assets Portfolio.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

BANK OBLIGATIONS. Domestic and foreign bank obligations in which the Diversified Assets Portfolio may invest include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

FOREIGN OBLIGATIONS. In addition to the obligations of foreign commercial banks and foreign branches of U.S. banks, the Diversified Assets Portfolio may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Diversified Assets Portfolio may also invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Obligations of foreign issuers acquired by the Diversified Assets Portfolio may involve risks that are different than those of obligations of domestic issuers. These risks include unfavorable political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and, generally, there may be less publicly available information regarding such issuers. The Trust could also encounter difficulties in obtaining or enforcing a judgment against a foreign issuer (including a foreign branch of a U.S. bank).

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments, which may have stated maturities in excess of the Portfolios' maturity limitations but will, in any event, permit a Portfolio to demand payment of the principal of the instrument at least once every 13 months on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). In the case of the Diversified Assets Portfolio, such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios. The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for a Portfolio to dispose of instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest in a variety of U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. These obligations include "stripped" securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Portfolios may also invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed but unpaid commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Portfolios (other than the Government Select Portfolio) may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. These participations are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Government Portfolio in such custodial receipts will not exceed 35% of the value of that Portfolio's total assets.

REPURCHASE AGREEMENTS. Each Portfolio may, in accordance with its investment objective, policies and guidelines established by the Trust's Board of Trustees, agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding 13 months, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may enter into reverse repurchase agreements which involve the sale of money market securities held by a Portfolio, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. A Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage) by the Portfolio, when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing U.S. Government or other appropriate high-grade debt securities having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information-- Investment Restrictions" in the Additional Statement.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents or U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possibly loss of rights in the collateral should the borrower of the securities become insolvent.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. A Portfolio is required to hold and maintain in a segregated account with the Portfolio's custodian until the settlement date, cash, U.S. Government Securities or other liquid high grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if Northern deems it appropriate to do so.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. Securities of the investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act, and will be determined by Northern, under guidelines established by the Board of Trustees, to present minimal credit risks. The Trust has been advised by its counsel that exempt-interest dividends received by the Tax-Exempt Portfolio as a shareholder of a regulated investment company paying such dividends will receive the same Federal tax treatment as interest received by the Portfolio on Municipal Instruments held by it.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal Instruments in which the Tax-Exempt Portfolio may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal Instruments may be issued to obtain funds for various public purposes, including capital improvements, the refunding of outstanding obligations, general operating expenses, and lending to other public agencies. Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Municipal Instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

The Tax-Exempt Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal bonds with a series of maturity dates are called Serial Bonds. The Portfolio may purchase Serial Bonds and other long-term securities provided that they have a remaining maturity meeting the Tax-Exempt Portfolio's maturity requirements. The Portfolio may also purchase long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. Put Bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other Municipal Instruments because of the possibility that the Portfolio might hold a long-term Put Bond on which a default occurs following its acquisition by the Portfolio.

The Tax-Exempt Portfolio may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Portfolio may also purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular Federal income tax. Certificates of participation are a type of floating or variable rate obligation that represents interests in a pool of municipal obligations held by a bank.

The Tax-Exempt Portfolio may acquire "standby commitments" with respect to the Municipal Instruments it holds. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option specified Municipal Instruments at a specified price. The acquisition of a standby commitment may increase the cost, and thereby reduce the yield, of the Municipal Instruments to which the commitment relates. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Municipal Instruments purchased by the Tax-Exempt Portfolio may be backed by letters of credit issued by foreign (as well as domestic) banks. Letters of credit, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations. (See "Foreign Obligations" above.)

As stated, the Tax-Exempt Portfolio expects to invest primarily in Municipal Instruments. However, the Portfolio may from time to time hold uninvested cash or invest a portion of its assets in Taxable Investments. The Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry. The Portfolio may, however, invest 25% or more of its total assets in (a) Municipal Instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. In addition, although the Tax-Exempt Portfolio does not expect to do so during normal market conditions, it may invest more than 25% of the value of its total assets in Municipal Instruments whose issuers are in the same state. When a substantial percentage of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one such instrument would likewise affect the other related instruments. The Tax-Exempt Portfolio did not invest 25% or more of its assets in any of these categories during the year ended November 30, 1995, except for industrial development obligations.

So long as other suitable Municipal Instruments are available for investment, the Tax-Exempt Portfolio does not intend to invest in "private activity bonds" the interest from which may be treated as an item of tax preference to unitholders under the Federal alternative minimum tax.

The Diversified Assets Portfolio may also invest up to 5% of its net assets from time to time in municipal instruments or other securities issued by state and local governmental bodies when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid on such investments will be taxable to unitholders.

ISSUER DIVERSIFICATION. In accordance with current SEC regulations, each of the Government Select, Government and Diversified Assets Portfolios intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, provided that the Diversified Assets Portfolio may invest up to 25% of the value of its total assets in certificates of deposit and bankers' acceptances of any one issuer for a period of up to three business days. In addition, each of these three Portfolios will limit investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater.

The Tax-Exempt Portfolio will not purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (or repurchase agreements collateralized by such securities), if immediately after the purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of the total assets of the Tax-Exempt Portfolio may be invested without regard to this restriction.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include (but are not limited to) various structured debt obligations (including certain variable and floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility risk that, if interest rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

ILLIQUID OR RESTRICTED SECURITIES. A Portfolio will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements and time deposits that do not provide for payment to the Trust within seven days after notice and certificates of participation for which there is no readily available secondary market and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"). In accordance with the current position of the staff of the SEC, municipal custodial receipts representing rights only to either future interest or to future principal payments will be considered illiquid.

If otherwise consistent with its investment objective and policies, the Portfolios may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as Northern determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

MISCELLANEOUS. Although the Portfolios will generally not seek profits through short-term trading, each Portfolio may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, Northern believes such disposition is advisable. Subsequent to its purchase, a portfolio security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the disposition of the security, if the continued holding of the security is determined to be in the best interest of the Portfolio and its unitholders.

In determining the creditworthiness of the issuers of portfolio securities that may be purchased and held by the Portfolios, Northern gathers and reviews historical financial data and, through the use of a proprietary software computer program, analyzes and attempts to assess the fundamental strengths and weaknesses of individual issuers, industries and market sectors. Exposure limits are established by Northern for each security in conformance with the objectives and policies stated in this Prospectus, and are thereafter adjusted periodically in response to changes in relevant credit factors.

The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio will limit its investments so that less than 25% of the Portfolio's total assets will be invested in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

In order to permit the sale of its units in certain states, the Trust may make commitments more restrictive than the investment policies and limitations described in this Prospectus. Should the Trust determine that any such commitment is no longer in the best interests of the Trust, it will revoke the commitment by terminating sales of its units in the state involved.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various unitholder servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1995, Northern Trust Corporation and its subsidiaries had approximately $19.9 billion in assets, $12.5 billion in deposits and employed over 6,500 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $613.9 billion of assets as of December 31, 1995, including approximately $105.5 billion of assets for which Northern had investment management responsibility. Included in administered assets were approximately $60 billion of money market instruments.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of the average daily net assets of each Portfolio.

For serving as investment adviser during the fiscal year ended November 30, 1995, Northern earned fees paid by the Government Portfolio, the Diversified Assets Portfolio and the Tax-Exempt Portfolio at the rate of

 .25% (per annum) of each Portfolio's average daily net assets. For serving as investment adviser during the fiscal year ended November 30, 1995, Northern earned fees (after waivers) paid by the Government Select Portfolio at the rate of .10% (per annum) of its average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.





Goldman Sachs has agreed in its Administration Agreement with the Trust that if in any fiscal year the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as Administrator, but excluding the fees payable to Northern for its duties as investment adviser and taxes, interest, brokerage expenses relating to the purchase and sale of securities and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of such Portfolio's average daily net assets for such fiscal year it will reimburse such Portfolio for the amount of the excess. In addition, as stated under "Highlights--Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Government Select Portfolio during the Trust's current fiscal year, and Goldman Sachs has also voluntarily undertaken additional fee reductions on behalf of the Portfolios. The result of these reimbursement and fee reductions will be to increase the yields of the Portfolios during the periods for which the reimbursements and reductions are made.

                                   INVESTING

PURCHASE OF UNITS

Units are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to Institutions that either maintain certain qualified accounts with Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established procedures for purchasing units in order to accommodate different types of Institutions.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Any Institution maintaining a qualified account at Northern or an affiliate may make purchases through such qualified account either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a qualified account as well as the procedures available for purchases. Institutions should contact Northern or an affiliate for further information in this regard. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. Institutions that purchase units directly may do so by means of one of the following procedures, provided they make an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The proceeds of redemptions of units purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For other information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units placed with the Transfer Agent by 1:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value next determined on that day with respect to a Portfolio, provided that the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 1:00 p.m., Chicago time, on the same Business Day such order is received. Orders received after 1:00 p.m. on a Business Day will be effected at the net asset value next determined on the following Business Day, provided that payment is received as provided herein. Purchase orders received on a non-Business Day will not be executed until the following Business Day in accordance with the foregoing procedures. An order generated pursuant to an automatic investment direction of an Institution that has a qualified account with Northern or its affiliates will normally be placed either on the Business Day that funds are available in such account or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. Units of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more Portfolios. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions intending to place a purchase order of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day in order to assist in the processing of the order.

Institutions may impose minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income, which will have the effect of reducing the net return on an investment in a Portfolio. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required Federal funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. In those cases in which an Institution pays for units by check, Federal funds will generally become available two Business Days after a purchase order is received. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

Institutions may redeem units of a Portfolio through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly.

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units in their qualified accounts at Northern or its affiliates. For Institutions that participate in an automatic investment service described above under "Purchase of Units," Northern or its affiliates will calculate on each Business Day the number of units that need to be redeemed in order to bring the Institution's account up to any agreed upon minimum amount. Redemption requests on behalf of an Institution will normally be placed either on the Business Day the redemption amount is calculated or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. In the latter case, however, Northern or its affiliates normally will provide funds by provisionally crediting the qualified account of the Institution on the Business Day on which the calculation is made. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a "qualified account" as well as the procedures available for redemptions. Institutions should contact Northern or an affiliate for further information in this regard.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio units in accordance with the procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instruments. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other means or evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange units of a Portfolio having a value of at least $1,000 for units of certain other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of units of the portfolio held and the purchase of units of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders of record and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing-- Redemption of Units--Other Requirements." Exchange orders are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Payment for redeemed units for which a redemption order is received by Northern with respect to a qualified account it maintains or the Transfer Agent as of 1:00 p.m., Chicago time, on a Business Day normally will be made in Federal funds or other immediately available funds wired or sent by check to the redeeming unitholder or, if selected, the unitholder's qualified account with Northern. Redemption orders received after 1:00 p.m. will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. Institutions intending to place exchange and redemption orders for same day proceeds of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day. The proceeds of redemptions of units purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized. Dividends on units are earned through and including the day prior to the day on which they are redeemed.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Unitholders of each Portfolio are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the particular Portfolio. Dividends from each Portfolio's net income are declared daily as a dividend to unitholders of record at the close of business on the days the dividends are declared (or 3:00 p.m., Chicago time, on non-Business Days).

Net income of each Portfolio includes interest accrued on the assets of such Portfolio less the estimated expenses charged to such Portfolio. Net realized short-term capital gains of each Portfolio will be distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends declared during a calendar month (including dividends with respect to units redeemed at any time during the month) will be paid as soon as practicable following the end of the month. All distributions are paid by each Portfolio in cash or are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio. Arrangements may be made for the crediting of such distributions to a unitholder's account with Northern, its affiliates or its correspondent banks.

TAXES

Management of the Trust intends that each Portfolio will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Portfolio's unitholders. Such qualification generally relieves each Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code, but unitholders, unless otherwise exempt, will pay income taxes on amounts so distributed (except distributions that constitute "exempt-interest dividends" or that are treated as a return of capital). Dividends paid from net short-term capital gains are treated as ordinary income dividends. None of the Portfolios' distributions will be eligible for the corporate dividends received deduction.

The Tax-Exempt Portfolio intends to pay substantially all of its dividends as "exempt-interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt-interest dividends" on their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, tax-exempt interest and "exempt-interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum and environmental tax liability. Second, all tax-exempt interest and "exempt-interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum and environmental tax purposes. Unitholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that tax-exempt interest and "exempt-interest dividends" will be taken into account in determining the taxability of their benefit payments. To the extent, if any, that dividends paid by the Tax-Exempt Portfolio to its unitholders are derived from taxable interest or from capital gains, such dividends will be subject to Federal income tax, whether received in cash or reinvested in additional units.


The Tax-Exempt Portfolio will determine annually the percentages of its net investment income which is exempt from the regular Federal income tax, which constitutes an item of tax preference for purposes of the Federal alternative minimum tax, and which is fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

The Trust will send written notices to unitholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in those months will be deemed for Federal tax purposes to have been paid by a Portfolio and to have been received by the unitholders on December 31 of that year, if the dividends are actually paid during the following January.

The foregoing discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, investors should consult their tax advisers with specific reference to their own Federal, state and local tax situation. In particular, although the Government Select Portfolio intends to invest primarily in U.S. Government securities the interest on which is generally exempt from state income taxation, an investor should consult his or her own tax adviser to determine whether distributions from the Portfolio are exempt from state income taxation in the investor's own state. Similarly, dividends paid by the Portfolios may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more of the Portfolios.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of purchases and redemptions is calculated by Northern as of 3:00 p.m., Chicago time, immediately after the declaration of net income earned by unitholders of record, on each Business Day (as defined below under "Miscellaneous"), except for days during which no units are tendered to the Portfolio for redemption and no orders to purchase or sell units are received by the Portfolio and except for days on which there is an insufficient degree of trading in the Portfolio's securities for changes in the value of such securities to materially affect the net asset value per unit. Net asset value per unit of each Portfolio is calculated by adding the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio and dividing by the number of units of the Portfolio outstanding.

In seeking to maintain a net asset value of $1.00 per unit with respect to each Portfolio for purposes of purchases and redemptions, the Trust values the portfolio securities held by a Portfolio pursuant to the amortized cost method. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period of maturity. See "Amortized Cost Valuation" in the Additional Statement.

                            PERFORMANCE INFORMATION

From time to time the Portfolios may advertise their "yields" and "effective yields" and the Government Select Portfolio and Tax-Exempt Portfolio may advertise their "tax-equivalent yields." These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent yield" will always be higher than the Portfolio's yield.

The Portfolios' yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Yield will be affected by portfolio quality, composition, maturity, market conditions and the level of the Portfolio's operating expenses.

                                  ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust offers sixteen separate series of units of beneficial interest, each series evidencing interests in a separate investment portfolio. This Prospectus describes four of the Trust's portfolios; the other portfolios are described in separate prospectuses. The Trust's Tax-Exempt Portfolio is the successor to a separate series of The Benchmark Tax-Exempt Fund, which was organized on July 15, 1982 and which transferred its assets and liabilities to the Tax-Exempt Portfolio pursuant to a reorganization on October 5, 1990.

The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of each of the Trust's series. The Trust Agreement further authorizes the Board of Trustees to classify or reclassify any unissued units into any number of additional series of units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is 1-800-621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange other than Good Friday. For 1996 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. Notice of purchase or redemption orders to be executed on Good Friday, or any other day Northern is open for business and the Exchange is closed, must be received by the Transfer Agent no later than 11:00 a.m. Chicago time on the prior Business Day if the amount of the order is in excess of $1,000,000. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                              The
                                                              Benchmark
                                                              Funds

                                                              Equity
                                                              Portfolios

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606



                                                              PROSPECTUS

                                                              APRIL 1, 1996

                              THE BENCHMARK FUNDS

THE NORTHERN TRUST COMPANY              INVESTMENT ADVISER, TRANSFER AGENT AND
50 S. LaSalle Street                    CUSTODIAN
Chicago, Illinois 60675
312-630-6000

                             ---------------------

This Prospectus describes one balanced and five equity portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors.

  The BALANCED PORTFOLIO seeks to provide long-term capital appreciation and current income by investing in stocks, bonds and cash equivalents.

  The EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index") by investing substantially all of its assets in securities comprising the S&P Index.

  The DIVERSIFIED GROWTH PORTFOLIO seeks to provide long-term capital appreciation with income a secondary consideration by investing principally in common and preferred stocks and securities convertible into common stock of growth companies.

  The FOCUSED GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in common stocks of growth companies. Any income received is incidental to the objective of capital appreciation.

  The SMALL COMPANY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index (the "Russell Index") by investing substantially all of its assets in securities represented in the Russell Index.

  The INTERNATIONAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing principally in common and preferred stocks and securities convertible into common stock of foreign issuers. Any income received is incidental to the objective of capital appreciation.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units of all Portfolios other than the Small Company Index Portfolio are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments. The Small Company Index Portfolio requires the payment of an additional purchase price amount equal to 0.75% of the amount invested.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1996, is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is April 1, 1996.

                                     INDEX

                                     PAGE
                                     ----
SUMMARY OF EXPENSES                    3
-------------------
FINANCIAL HIGHLIGHTS                   6
--------------------
INVESTMENT INFORMATION                12
----------------------
 Introduction                         12
 Balanced Portfolio                   12
 Equity Index Portfolio               13
 Diversified Growth Portfolio         14
 Focused Growth Portfolio             14
 Small Company Index Portfolio        15
 International Growth Portfolio       16
 Special Risk Considerations          17
 Description of Securities and Com-
  mon Investment Techniques           19
 Description of Other Securities and
  Investment Techniques Used by the
  Balanced Portfolio                  26
 Investment Restrictions              29
TRUST INFORMATION                     30
-----------------
 Board of Trustees                    30
 Investment Adviser, Transfer Agent
  and Custodian                       30

                                     PAGE
                                     ----
 Administrator and Distributor        31
 Unitholder Servicing Plan            32
 Service Information                  32
INVESTING                             33
---------
 Purchase of Units                    33
 Redemption of Units                  35
 Distributions                        38
 Taxes                                38
NET ASSET VALUE                       40
---------------
PERFORMANCE INFORMATION               40
-----------------------
ORGANIZATION                          42
------------
MISCELLANEOUS                         43
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the unitholder transaction expenses imposed by the Trust and the annualized operating expenses the Balanced Portfolio, Equity Index Portfolio, Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio and International Growth Portfolio incurred during the Trust's last fiscal year. Hypothetical examples based on the table are also shown. Investors should note that units of each Portfolio have been classified into four separate classes, Class A, B, C and D units. Each class is distinguished by the level of administrative support and transfer agency services provided. Class A, B, C and D units represent pro rata interests in a Portfolio except that different unitholder servicing fees and transfer agency fees are payable by Class A, B, C and D units in a Portfolio. See "Trust Information--Unitholder Servicing Plan."

                                 Balanced                      Equity Index                 Diversified Growth
                      ------------------------------- ------------------------------- -------------------------------
                      Class A Class B Class C Class D Class A Class B Class C Class D Class A Class B Class C Class D
                       Units   Units   Units   Units   Units   Units   Units   Units   Units   Units   Units   Units
                      ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Unitholder
Transaction Expenses
 Maximum Sales
 Charge Imposed on
 Purchases..........   None    None    None     None   None    None    None    None    None    None    None     None
 Additional Pur-
 chase Price Amount
 (as a percentage
 of amount
 invested)..........   None    None    None     None   None    None    None    None    None    None    None     None
 Deferred Sales
 Charge Imposed on
 Reinvested Distri-
 butions............   None    None    None     None   None    None    None    None    None    None    None     None
 Deferred Sales
 Charge Imposed on
 Redemptions........   None    None    None     None   None    None    None    None    None    None    None     None
 Redemption Fees....   None    None    None     None   None    None    None    None    None    None    None     None
 Exchange Fees......   None    None    None     None   None    None    None    None    None    None    None     None
Annual Operating
Expenses After
Expense
Reimbursements and
Fee Reductions (as a
percentage of
average daily net
assets).
 Management Fees
 After Fee
 Reductions(2)......   .50%    .50%    .50%     .50%   .10%    .10%    .10%    .10%    .55%    .55%    .55%     .55%
 12b-1 Fees.........   None    None    None     None   None    None    None    None    None    None    None     None
 Servicing Fees(3)..   None    .10%    .15%     .25%   None    .10%    .15%    .25%    None    .10%    .15%     .25%
 Transfer Agency
 Fees(3)............   .01%    .05%    .10%     .15%   .01%    .05%    .10%    .15%    .01%    .05%    .10%     .15%
 Other Expenses Af-
 ter Expense
 Reimbursements and
 Fee Reductions(2)..   .10%    .10%    .10%     .10%   .11%    .11%    .11%    .11%    .13%    .13%    .13%     .13%
                       ----    ----    ----    -----   ----    ----    ----    ----    ----    ----    ----    -----
   Total Operating
   Expenses(2,3,4)..   .61%    .75%    .85%    1.00%   .22%    .36%    .46%    .61%    .69%    .83%    .93%    1.08%
                       ====    ====    ====    =====   ====    ====    ====    ====    ====    ====    ====    =====
Example of Expenses.
Based on the
foregoing table, you
would pay the
following expenses
on a hypothetical
$1,000 investment,
assuming a 5% annual
return and
redemption at the
end of each time
period:
 One Year...........     $6      $8      $9      $10     $2      $4      $5      $6      $7      $8      $9      $11
 Three Years........    $20     $24     $27      $32     $7     $12     $15     $20     $22     $26     $30      $34
 Five Years.........    $34     $42     $47      $55    $12     $20     $26     $34     $38     $46     $51      $60
 Ten Years..........    $76     $93    $105     $122    $28     $46     $58     $76     $86    $103    $114     $132

                             Focused Growth                  Small Company Index              International Growth
                     ------------------------------- ----------------------------------- -------------------------------
                     Class A Class B Class C Class D Class A  Class B  Class C  Class D  Class A Class B Class C Class D
                      Units   Units   Units   Units  Units(1) Units(1) Units(1) Units(1)  Units   Units   Units   Units
                     ------- ------- ------- ------- -------- -------- -------- -------- ------- ------- ------- -------
Unitholder
 Transaction
 Expenses
 Maximum Sales
  Charge Imposed
  on Purchases.....   None     None    None    None    None     None     None     None     None    None    None    None
 Additional Pur-
  chase Price
  Amount (as a
  percentage of
  amount
  invested)(1).....   None     None    None    None    .75%     .75%     .75%     .75%     None    None    None    None
 Deferred Sales
  Charge Imposed
  on Reinvested
  Distributions....   None     None    None    None    None     None     None     None     None    None    None    None
 Deferred Sales
  Charge Imposed
  on Redemptions...   None     None    None    None    None     None     None     None     None    None    None    None
 Redemption Fees...   None     None    None    None    None     None     None     None     None    None    None    None
 Exchange Fees.....   None     None    None    None    None     None     None     None     None    None    None    None
Annual Operating
 Expenses After
 Expense
 Reimbursements and
 Fee Reductions (as
 a percentage of
 average daily net
 assets).
 Management Fees
  After Fee
  Reductions(2)....   .80%     .80%    .80%    .80%    .20%     .20%     .20%     .20%     .80%    .80%    .80%    .80%
 12b-1 Fees........   None     None    None    None    None     None     None     None     None    None    None    None
 Servicing
  Fees(3)..........   None     .10%    .15%    .25%    None     .10%     .15%     .25%     None    .10%    .15%    .25%
 Transfer Agency
  Fees(3)..........   .01%     .05%    .10%    .15%    .01%     .05%     .10%     .15%     .01%    .05%    .10%    .15%
 Other Expenses
  After Expense
  Reimbursements
  and
  Fee
  Reductions(2)....   .10%     .10%    .10%    .10%    .11%     .11%     .11%     .11%     .25%    .25%    .25%    .25%
                      ----    -----   -----   -----    ----     ----     ----     ----    -----   -----   -----   -----
   Total Operating
    Expenses(2,3,4).  .91%    1.05%   1.15%   1.30%    .32%     .46%     .56%     .71%    1.06%   1.20%   1.30%   1.45%
                      ====    =====   =====   =====    ====     ====     ====     ====    =====   =====   =====   =====
Example of
 Expenses. Based on
 the foregoing
 table, you would
 pay the following
 expenses on a
 hypothetical
 $1,000 investment,
 assuming a 5%
 annual return and
 redemption at the
 end of each time
 period:
 One Year..........     $9      $11     $12     $13     $11      $12      $13      $15      $11     $12     $13     $15
 Three Years.......    $29      $33     $37     $41     $18      $22      $25      $30      $34     $38     $41     $46
 Five Years........    $50      $58     $63     $71     $26      $33      $39      $47      $58     $66     $71     $79
 Ten Years.........   $112     $128    $140    $157     $48      $65      $77      $95     $129    $145    $157    $174

----------
(1) To prevent the Small Company Index Portfolio from being adversely affected by the transaction costs associated with unit purchases, the Portfolio will sell units at a price equal to the net asset value of the units plus an additional purchase price amount equal to .75% of such value. Such amounts are not sales charges, but are retained by the Portfolio for the benefit of all unitholders. (See "Investment Information--Small Company Index Portfolio," "Investing--Purchase of Units" and "Investing-- Redemption of Units".)

(2) For the fiscal year ending November 30, 1996, Northern has advised the Trust that it intends to voluntarily reduce its advisory fee for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios to .50%, .10%, .55%, .80%, .20% and .80%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .80%, .30%, .80%, 1.10%, .40% and 1.00%, respectively, of the Portfolios' respective average daily net assets). For the fiscal year ending November 30, 1996, Goldman Sachs has advised the Trust that it intends to voluntarily reduce its administration fee (otherwise payable with respect to each Portfolio at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average daily net assets and to reimburse expenses for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios to the extent that, in such fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeds on an annualized basis .25% of the International Growth Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1995, "Other Expenses" in the foregoing table would have been as follows: Balanced Portfolio .47%; Equity Index Portfolio .23%; Diversified Growth Portfolio .31%; Focused Growth Portfolio .36%; Small Company Index Portfolio .40%; and International Growth Portfolio .37%, and the total annual operating expenses of the Portfolios' units would have been as follows: Balanced Class A, Class B, Class C and Class D units-- 1.28%, 1.42%, 1.52% and 1.67%, respectively; Equity Index Class A, Class B, Class C and Class D units--.54%, .68%, .78% and .93%, respectively; Diversified Growth Class A, Class B, Class C and Class D units--1.12%, 1.26%, 1.36% and 1.51%, respectively; Focused Growth Class A, Class B, Class C and Class D units--1.47%, 1.61%, 1.71% and 1.86%, respectively; Small Company Index Class A, Class B, Class C and Class D units--.81%, .95%, 1.05% and 1.20%, respectively; and International Growth Portfolio Class A, Class B, Class C and Class D units--1.38%, 1.52%, 1.62% and 1.77%, respectively, based on actual expenses incurred during the fiscal year ended November 30, 1995. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus.

(3) The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with Institutions or other financial intermediaries under which they render (or arrange to have rendered) certain unitholder administrative support services for their Customers or other Investors who beneficially own Class B, Class C and Class D units in return for a fee ("Servicing Fee") of up to .10%, .15%, and .25%, respectively, per annum of the value of each Portfolio's outstanding Class B, Class C and Class D units, respectively. The Trust also allocates transfer agency fees, which are attributable to the Class A, Class B, Class C and Class D units in a Portfolio separately to such units, as reflected in the table. For further information, see "Investment Adviser, Transfer Agent and Custodian" and "Unitholder Servicing Plan" under the heading "Trust Information" in this Prospectus.

(4) The actual expense ratios reflected in the above table for each class of the Equity Index, Diversified Growth and Small Company Index Portfolios include interest expense of .01%, .03% and .01%, respectively, associated with temporary borrowings. Interest expense is not subject to voluntary expense limitations. Had the Portfolios not experienced such temporary borrowings, the total annual operating expense ratios would have been as follows: Equity Index Class A, Class B, Class C and Class D units--.21%, .35%, .45% and .60% respectively; Diversified Growth Class A, Class B, Class C, and Class D units--.66%, .80%, .90% and 1.05%, respectively; and Small Company Index Class A, Class B, Class C and Class D units--.31%, .45%, .55% and .70%, respectively. Whether such borrowings will occur in any given year and the actual amount of such borrowings is difficult to predict. The expenses noted in the table under "Other Expenses After Expense Reimbursements and Fee Reductions" have been restated with respect to Class D units of the Focused Growth and Small Company Index Portfolios and Class C units of the Equity Index Portfolio to reflect what such expenses would have been had such classes of units of those Portfolios been outstanding for the entire fiscal year ended November 30, 1995.

                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1995 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. Information regarding units other than Class A and Class D units with respect to the Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio and International Growth Portfolio has not been given since no such units were outstanding. Information regarding units other than Class A units with respect to the Balanced Portfolio and information regarding units other than Class A, Class C and Class D units with respect to the Equity Index Portfolio has not been given since no such units were outstanding. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

Balanced Portfolio

For the Years Ended November 30,

                                                        Class A
                                                ---------------------------
                                                 1995     1994     1993 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.50  $ 10.22   $ 10.00
Income from investment operations:
 Net investment income                             0.34     0.24      0.09
 Net realized and unrealized gain (loss) on
  investments                                      1.55    (0.72)     0.22
---------------------------------------------------------------------------
Total income (loss) from investment operations     1.89    (0.48)     0.31
---------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                            (0.34)   (0.22)    (0.09)
 Net realized gain on investments                    --    (0.02)       --
---------------------------------------------------------------------------
Total distributions to unitholders                (0.34)   (0.24)    (0.09)
---------------------------------------------------------------------------
Net increase (decrease)                            1.55    (0.72)     0.22
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $ 11.05  $  9.50   $ 10.22
---------------------------------------------------------------------------
Total return (b)                                  20.22%   (4.76)%    3.12%
Ratio to average net assets of: (c)
 Expenses, net of waivers and reimbursements       0.61%    0.61%     0.61%
 Expenses, before waivers and reimbursements       1.28%    1.50%     1.62%
 Net investment income, net of waivers and
  reimbursements                                   3.36%    2.56%     2.20%
 Net investment income, before waivers and
  reimbursements                                   2.69%    1.68%     1.19%
Portfolio turnover rate                           93.39%   75.69%    35.03%
Net assets at end of period (in thousands)      $38,897  $31,462   $15,928
---------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.

(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(c) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

Equity Index Portfolio

For the Years Ended November 30,

                                   Class A              Class C       Class D
                          ----------------------------  --------  ----------------
                            1995      1994    1993 (a)  1995 (b)   1995   1994 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  10.60  $  10.78  $  10.00  $ 13.43   $10.60   $10.96
Income from investment
 operations:
 Net investment income        0.30      0.27      0.22     0.05     0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.47     (0.18)     0.78     0.45     3.47    (0.31)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.77      0.09      1.00     0.50     3.72    (0.29)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.30)    (0.27)    (0.22)   (0.07)   (0.28)   (0.07)
 Net realized gain on
  investments                (0.21)       --        --       --    (0.21)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.51)    (0.27)    (0.22)   (0.07)   (0.49)   (0.07)
-----------------------------------------------------------------------------------
Net increase (decrease)       3.26     (0.18)     0.78     0.43     3.23    (0.36)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.86  $  10.60  $  10.78  $ 13.86   $13.83   $10.60
-----------------------------------------------------------------------------------
Total return (d)             36.60%     0.87%    10.09%    3.73%   36.20%   (2.65)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.23%     0.21%    0.46%    0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.54%     0.59%     0.66%    0.78%    0.93%    0.96%
 Net investment income,
  net of waivers and re-
  imbursements                2.54%     2.62%     2.62%    2.29%    2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              2.22%     2.25%     2.17%    1.97%    1.75%    2.31%
Portfolio turnover rate      15.27%    71.98%     2.06%   15.27%   15.27%   71.98%
Net assets at end of
 period (in thousands)    $479,763  $281,817  $219,282  $18,390   $  810   $    3
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class C units were issued on September 29, 1995.

(c) Class D units were issued on September 14, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

Diversified Growth Portfolio

For the Years Ended November 30,

                                         Class A                   Class D
                                -----------------------------  ----------------
                                  1995      1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $   9.88  $  10.65   $  10.00  $ 9.88   $10.41
Income from investment opera-
 tions:
 Net investment income              0.15      0.09       0.09    0.11     0.01
 Net realized and unrealized
  gain (loss) on investments        2.26     (0.83)      0.65    2.25    (0.54)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment
 operations                         2.41     (0.74)      0.74    2.36    (0.53)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income             (0.09)    (0.01)     (0.09)  (0.08)      --
 Net realized gain on invest-
  ments                               --     (0.02)        --      --       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                       (0.09)    (0.03)     (0.09)  (0.08)      --
--------------------------------------------------------------------------------
Net increase (decrease)             2.32     (0.77)      0.65    2.28    (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  12.20  $   9.88   $  10.65  $12.16   $ 9.88
--------------------------------------------------------------------------------
Total return (c)                   24.55%    (6.98)%     7.39%  24.19%   (5.18)%
Ratio to average net assets
 of: (d)
 Expenses, net of waivers and
  reimbursements                    0.69%     0.67%      0.71%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                    1.12%     1.08%      1.13%   1.51%    1.46%
 Net investment income, net of
  waivers and
  reimbursements                    1.16%     0.77%      1.04%   0.73%    0.94%
 Net investment income, before
  waivers and reimbursments         0.73%     0.35%      0.62%   0.30%    0.53%
Portfolio turnover rate            81.65%    78.94%    140.88%  81.65%   78.94%
Net assets at end of period
 (in thousands)                 $146,731  $164,963   $199,053  $  221   $   40
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on September 14, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

Focused Growth Portfolio

For the Years Ended November 30,

                                               Class A                Class D
                                       ----------------------------   --------
                                        1995      1994     1993 (a)   1995 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  9.79   $ 10.43   $ 10.00     $ 9.55
Income from investment operations:
 Net investment income                    0.05      0.02      0.01       0.02
 Net realized and unrealized gain
  (loss) on investments                   2.71     (0.66)     0.43       2.93
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               2.76     (0.64)     0.44       2.95
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.02)       --     (0.01)     (0.02)
 Net realized gain on investments           --        --        --         --
-------------------------------------------------------------------------------
Total distributions to unitholders       (0.02)       --     (0.01)     (0.02)
-------------------------------------------------------------------------------
Net increase (decrease)                   2.74     (0.64)     0.43       2.93
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 12.53   $  9.79   $ 10.43     $12.48
-------------------------------------------------------------------------------
Total return (c)                         28.38%    (6.15)%    4.33%     31.00%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                              0.91%     0.91%     0.91%      1.30%
 Expenses, before waivers and reim-
  bursements                              1.47%     1.55%     1.88%      1.86%
 Net investment income (loss), net of
  waivers and reimbursements              0.46%     0.24%     0.14%     (0.11)%
 Net investment loss, before waivers
  and reimbursements                     (0.10)%   (0.39)%   (0.83)%    (0.67)%
Portfolio turnover rate                  85.93%    74.28%    27.48%     85.93%
Net assets at end of period (in thou-
 sands)                                $86,099   $57,801   $32,099     $  489
-------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.

(b) Class D units were issued on December 8, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

Small Company Index Portfolio

For the Years Ended November 30,

                                                    Class A             Class D
                                            --------------------------  --------
                                                                1993
                                             1995     1994       (a)    1995 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.86  $ 11.29   $ 10.00   $10.60
Income from investment operations:
 Net investment income                         0.16     0.14      0.11     0.18
 Net realized and unrealized gain (loss)
  on investments and futures                   2.67    (0.30)     1.29     2.87
--------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         2.83    (0.16)     1.40     3.05
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                        (0.15)   (0.02)    (0.11)   (0.14)
 Net realized gain on investments and
  futures                                     (0.56)   (0.25)       --    (0.56)
--------------------------------------------------------------------------------
Total distributions to unitholders            (0.71)   (0.27)    (0.11)   (0.70)
--------------------------------------------------------------------------------
Net increase (decrease)                        2.12    (0.43)     1.29     2.35
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 12.98  $ 10.86   $ 11.29   $12.95
--------------------------------------------------------------------------------
Total return (c)                              27.76%   (1.54)%   14.09%   30.50%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reimburse-
  ments                                        0.32%    0.33%     0.31%    0.71%
 Expenses, before waivers and reimburse-
  ments                                        0.81%    0.86%     1.02%    1.20%
 Net investment income, net of waivers and
  reimbursements                               1.31%    1.27%     1.25%    0.90%
 Net investment income, before waivers and
  reimbursements                               0.82%    0.74%     0.54%    0.41%
Portfolio turnover rate                       38.46%   98.43%    26.31%   38.46%
Net assets at end of period (in thousands)  $94,899  $77,120   $54,763   $   44
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on December 11, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return does not include the additional purchase price amount payable by investors in connection with purchases of Portfolio units. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

International Growth Portfolio

For the Years Ended November 30,

                                            Class A             Class D
                                       -------------------  -----------------
                                         1995     1994(a)    1995     1994(b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.21   $  10.00  $ 10.21   $10.47
Income from investment operations:
 Net investment income                     0.12       0.05     0.19       --
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                   (0.36)      0.16    (0.48)   (0.26)
------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               (0.24)      0.21    (0.29)   (0.26)
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                    (0.05)        --    (0.05)      --
 Net realized gain on investments and
  foreign currency transactions           (0.04)        --    (0.04)      --
------------------------------------------------------------------------------
Total distributions to unitholders        (0.09)        --    (0.09)      --
------------------------------------------------------------------------------
Net increase (decrease)                   (0.33)      0.21    (0.38)   (0.26)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $   9.88   $  10.21  $  9.83   $10.21
------------------------------------------------------------------------------
Total return (c)                          (2.32)%     2.11%   (2.78)%  (2.51)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                               1.06%      1.04%    1.45%    1.35%
 Expenses, before waivers and reim-
  bursements                               1.38%      1.47%    1.77%    1.78%
 Net investment income, net of waivers
  and reimbursements                       1.22%      0.76%    2.01%      --
 Net investment income (loss), before
  waivers and reimbursements               0.90%      0.33%    1.69%   (0.43)%
Portfolio turnover rate                  215.31%     77.79%  215.31%   77.79%
Net assets at end of period (in thou-
 sands)                                $148,704   $133,212  $    20       --
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

(b) Class D units were issued on November 16, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

                             INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment objectives and policies, as described below. Each Portfolio is classified as a diversified investment company. Units of each Portfolio have been classified into four classes--Class A units, Class B units, Class C units and Class D units. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio. Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders.

BALANCED PORTFOLIO

The Balanced Portfolio seeks to provide long-term capital appreciation and current income. The Portfolio will invest at least 25% of the value of its total assets in fixed income senior securities and no more than 75% in equity securities under normal market conditions. The actual percentage of assets invested in equity and fixed income securities will vary from time to time, depending upon Northern's judgment as to general market and economic conditions, trends and yields, interest rates and changes in fiscal and monetary policies. The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 18 months or less) at such times and in such proportions as, in the opinion of Northern, is warranted. For purposes of determining the percentages of the Portfolio's assets that are invested in equity and fixed income securities, respectively, only that portion of the value of convertible securities attributable to their fixed income characteristics will be deemed to be a fixed income investment.

The Portfolio may invest in common and preferred stocks and securities convertible into common stock ("equity securities"). The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specified price for a specified period of time.

The Portfolio will invest in fixed income securities of all types as set forth below and in any proportions that generally are rated investment-grade at the time of purchase. These securities may include bonds, debentures, mortgage and other asset-related securities, zero coupon bonds, convertible debentures, and other obligations issued by the U.S. Government, its agencies or instrumentalities, foreign governments, U.S. and foreign corporations and U.S. and foreign banks. The Portfolio may also purchase bonds that are issued in tandem with warrants which entitle the holder to purchase certain common stock at a specified price valid during a specified period of time. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit. The dollar-weighted average maturity of the fixed income portion of the Portfolio will, under normal market conditions, range between two and ten years. The Balanced Portfolio may also invest up to 5% of its total assets in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" and "Description of Other Securities and Investment Techniques Used by the Balanced Portfolio" below for more information.

EQUITY INDEX PORTFOLIO

The Equity Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P Index. Under normal market conditions the Portfolio will invest at least 80% of the Portfolio's total assets in the common stocks of the companies that constitute the S&P Index, in approximately the same proportions as they are represented in the S&P Index. The S&P Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and selected by Standard & Poor's Corporation (the "S&P") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company specific information such as market value, industry group classification, capitalization and trading activity. S&P's primary objective for the S&P Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by S&P for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. S&P makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the S&P Index to track general stock market performance.

The Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

Northern believes that under normal market conditions, the quarterly performance of the Portfolio will be within a .95 correlation with the S&P Index. However, there is no assurance that the Portfolio will be able to do so on a consistent basis. Deviations from the performance of the S&P Index ("tracking error") may result from unitholder purchases and redemptions of units of the Portfolio that occur daily, as well as from the expenses borne by the Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Portfolio's holdings with its investment objective. Tracking error may also occur due to factors such as the size of the Portfolio, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P Index or the manner in which the S&P Index is calculated or because the indexing and investment approach of Northern does not produce the intended goal of the

Portfolio. In the event the performance of the Portfolio is not comparable to the performance of the S&P Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, the Portfolio will not invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" below for more information.

DIVERSIFIED GROWTH PORTFOLIO

The Diversified Growth Portfolio seeks to provide long-term capital appreciation, with income a secondary consideration. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock. The Portfolio will, under normal market conditions, invest at least 65% of its assets in equity securities. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

FOCUSED GROWTH PORTFOLIO

The Focused Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests in equity securities of companies believed by Northern to have superior quality and growth characteristics. Under normal market conditions at least 65% of the Portfolio's total assets will be invested in equity securities. The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. Companies in which the Portfolio invests often retain their earnings to finance current and future growth and generally pay little or no dividends. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. The Portfolio intends to invest in the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

SMALL COMPANY INDEX PORTFOLIO

The Small Company Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell Index. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in a statistically selected sample of the 2000 stocks included in the Russell Index. The Russell Index is a market value-weighted index comprised of the stocks of the smallest 2,000 companies in the Russell 3000 Index which is comprised of the stocks of 3,000 large U.S. domiciled companies (based on market capitalization) that represent approximately 98% of the investable U.S. equity markets. Because of its emphasis on the smallest 2,000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of January 31, 1996, the average market capitalization of the companies included in the Russell Index was approximately $274 million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and, accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Russell Index to track general market performance of small capitalization stocks.

The Portfolio will be constructed to have aggregate investment characteristics similar to those of the Russell Index as a whole. The Portfolio will invest in securities which will be selected on the basis of such factors as market capitalization, beta, industry sectors and economic factors. The number of issues included will be a function of the Portfolio's liquidity and size. The Portfolio will be restructured annually when the Russell Index is reconstituted. The Portfolio will use a proprietary rebalancing algorithm that attempts to screen out extremely illiquid issues while minimizing portfolio turnover and related expenses.

It should be noted that small companies in which the Portfolio may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities typically are traded in lower volume and because the issuers typically are subject to a greater degree of changes in their earnings and prospects.

Northern believes that under normal market conditions, the quarterly performance of the Portfolio will be within a .95 correlation with the Russell Index. However, there is no assurance that the Portfolio will be able to do so on a consistent basis. Deviations from the performance of the Russell Index ("tracking error") may result from unitholder purchases and redemptions of units of the Portfolio that occur daily, as well as from the expenses borne by the Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Portfolio's holdings with its investment objective. Tracking error may also occur due to factors such as the size of the Portfolio, the maintenance of a cash reserve pending investments or to meet expected redemptions, changes made in the Russell Index, or the manner in which the Russell Index is calculated. In the event the performance of the Portfolio is not comparable to the performance of the Russell Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. These measures may include adjustments to Northern's portfolio management practices. If substantial deviation in the Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

The Portfolio requires the payment of an additional purchase price amount on purchases of units of the Portfolio equal to 0.75% of the dollar amount invested. The additional purchase price amount is paid to the Portfolio, not to Goldman Sachs or Northern. It is not a sales charge. The amount applies to initial investments in the Portfolio and all subsequent purchases (including purchases made by exchange from the other Portfolios of the Trust), but not to reinvested dividends or capital gain distributions. The purpose of the additional purchase price amount is to indirectly allocate transaction costs associated with new purchases to investors making those purchases, thus protecting existing unitholders. These costs include: (1) brokerage costs; (2) market impact costs--i.e., the increase in market prices which may result when the Portfolio purchases thinly traded stocks; and, most importantly, (3) the effect of the "bid-ask" spread in the over-the-counter market. (Securities in the over-the-counter market are bought at the "ask" or purchase price, but are valued in the Portfolio at the last quoted bid price). The 0.75% amount represents Northern's estimate of the brokerage and other transaction costs which may be incurred by the Portfolio in acquiring stocks of small capitalization companies. Without the additional purchase price amount, the Portfolio would generally be selling its units at a price less than the cost to the Portfolio of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all unitholders in the Portfolio. With the additional purchase price amount, the transaction costs of acquiring additional stocks are not borne by all existing unitholders, but the source of funds for these costs is the purchase price paid by those investors making additional purchases. Because these costs are covered by the additional purchase price for units, and therefore do not need to be paid out of the Portfolio's other assets, the Portfolio is expected to track the Russell Index more closely.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, the Portfolio will not invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" below for more information.

INTERNATIONAL GROWTH PORTFOLIO

The International Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock of foreign issuers. The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalizations in excess of $200 million. The Portfolio invests in securities listed on foreign and domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets, and may invest in unlisted securities. Securities issued in certain countries are currently accessible to the Portfolio only through investment in other investment companies that are specifically authorized to invest in such securities.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

Because the securities markets in the following countries are highly developed, liquid and subject to extensive regulation, the International Growth Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan, the United Kingdom, France, Germany or Switzerland. Investment in a particular country of 25% or more of the Portfolio's total assets will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. Although the five foreign countries listed above have developed economies, they are not immune from these risks. For example, efforts by the member countries of the European Union to move toward monetary union and a single currency have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The end of the Cold War, the reunification of Germany, the accession of three new Western European members to the European Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as political and social developments and natural disasters there have affected Japanese securities and currency markets, and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

The Portfolio may also enter into forward currency contracts, purchase convertible bonds, and utilize options, futures contracts and currency swaps. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policy, in various short-term obligations, such as U.S. Government obligations, high quality money market instruments and repurchase agreements. See "Description of Securities and Common Investment Techniques" below for more information.

SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES. The Balanced, Diversified Growth and Focused Growth Portfolios may, and the International Growth Portfolio will, invest directly in the securities of foreign issuers. In addition, each Portfolio may acquire the obligations of foreign banks and foreign branches of U.S. banks as stated below under "Short-Term Obligations." There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. The performance of investments in securities denominated in a foreign currency will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

In addition, there are other risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

While the Portfolios invest in securities denominated in foreign currencies, their portfolio securities and other assets held by them are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. The Portfolios' net long and short foreign currency exposure will not exceed their respective total asset values. To the extent that a Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolios' respective net currency positions may expose them to risks independent of their securities positions.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include (but are not limited to) interest rate and currency swaps, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. In addition to other permissible investments, the Portfolios may invest in a variety of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Some of these U.S. Government issuers are described below under "Short-Term Obligations."

CONVERTIBLE SECURITIES. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may each acquire convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolios will be rated investment grade by Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or if unrated, will be of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees, except that a Portfolio may acquire convertible securities rated below investment grade so long as a Portfolio's investments in all non-investment grade securities does not exceed the limitations set forth below under "Non-Investment Grade Securities."

INVESTMENT-GRADE SECURITIES. The Balanced Portfolio may invest in fixed income securities of all types, including convertible securities, and the Diversified Growth Portfolio, Focused Growth Portfolio and International Growth Portfolio may invest a portion of their assets in convertible securities. Such securities will generally be investment grade. Investment-grade securities include those securities which are rated BBB or higher by S&P, Baa or higher by Moody's, BBB or higher by Duff or BBB or higher by Fitch at the time of purchase, or if unrated, are of comparable quality as determined by Northern. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by the Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security. In addition, a Portfolio may acquire securities rated below investment grade when Northern believes that the investment characteristics of such securities make them desirable acquisitions for the Portfolio in light of its investment objectives. In either case, a Portfolio's total investment in non-investment grade securities will not exceed the limitations set forth below under "Non-Investment Grade Securities."

NON-INVESTMENT GRADE SECURITIES. Although the fixed income and convertible securities in which the Balanced Portfolio may invest and the convertible securities in which the Diversified Growth Portfolio, Focused Growth Portfolio and International Growth Portfolio may invest will normally be rated investment grade at the time of purchase, the Portfolios may invest in non-investment grade securities when Northern believes that the investment characteristics of such securities make them desirable in light of the Portfolios' investment objectives and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 5% of the total assets of the International Growth Portfolio and no more than 10% of the respective total assets of the Balanced Portfolio, Diversified Growth Portfolio and Focused Growth Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." Particular risks associated with lower-rated securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities,
(e) the impact that legislation may have on the high yield bond market (and, in turn, on a Portfolio's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery.

WARRANTS. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may invest up to 5% of their respective assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may also purchase bonds that are issued in tandem with warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

AMERICAN DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars.

Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same unitholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in ADRs to 20% of their respective assets.

EUROPEAN DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities and are generally denominated in foreign currencies. Generally, EDRs, in bearer form, are designed for use in the European securities markets. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in EDRs to 5% of their respective assets.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may enter into forward currency exchange contracts for hedging purposes and in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios. The International Growth Portfolio may also enter into forward currency exchange contracts for speculative purposes (to seek to increase total return) when Northern anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not in Northern's view present attractive investment opportunities and are not held by the Portfolio. In addition, the International Growth Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern believes that there is a pattern of correlation between the two currencies.

A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Portfolio may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Portfolios will create a segregated account of cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover their position in accordance with applicable requirements of the Securities and Exchange Commission (the "SEC").

OPTIONS. Each Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic stock indices, financial instruments or foreign currencies and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolios will not purchase put and call options in an amount that exceeds 5% of their respective net assets at the time of purchase. The aggregate value of a Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Each Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. However, a Portfolio may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Portfolios may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of a Portfolio's portfolio securities is expected to decline, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

The primary risks associated with the use of futures contracts and options are:
(i) imperfect correlation between the change in market value of the securities held by a Portfolio and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

CURRENCY SWAPS. In order to protect against currency fluctuations, the International Growth Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Portfolio will not enter into any currency swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possible loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by a Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. A Portfolio is required to hold and maintain in a segregated account with the Portfolio's custodian until the settlement date, cash, U.S. Government Securities or other liquid high grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. Although the Portfolios would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolios are authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions." If the securities held by the Portfolios should decline in value while borrowings are outstanding, the net asset value of the Portfolios' outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolios' securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolios would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities it is obligated to repurchase.

SHORT-TERM OBLIGATIONS. Subject to the requirement that each Portfolio will maintain a specified percentage of its total assets in either common stocks or other equity securities as stated above, the Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios may also invest in short-term U.S. government obligations, high quality money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure. The Balanced Portfolio may make such investments subject to its policy regarding average weighted portfolio maturity stated above. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. See "Special Risk Considerations--Foreign Securities" above.

The Portfolios may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Securities guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. Under a repurchase agreement, a Portfolio may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio in an amount that exceeds the agreed upon repurchase price. Default by or bankruptcy of the seller would, however, expose a Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaulted or during periods that the Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio may be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market. The Portfolios may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The Equity Index and Small Company Index Portfolios may also invest in shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P Index or Russell Index, respectively. The International Growth Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. In addition, the Portfolios may invest in securities issued by other investment companies if otherwise consistent with their respective investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. Securities of the investment companies will be acquired by the Portfolios within the limits prescribed by the 1940 Act.

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, unlisted over-the-counter options and certain securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"). With respect to the Balanced Portfolio, illiquid securities will also include interest rate swaps, stripped mortgage-backed securities ("SMBS") issued by private issuers and guaranteed investment contracts ("GICs"). With respect to the International Growth Portfolio, illiquid securities include currency swaps.

If otherwise consistent with their respective investment objectives and policies, the Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER. The portfolio turnover rate of the International Growth Portfolio will be affected by changes in country and currency weightings, as well as changes in the holdings of specific issuers and investments in issuers in smaller or emerging markets. High portfolio turnover (in excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (see "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.

MISCELLANEOUS. The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

The value of the debt securities held by the Balanced Portfolio (and the other Portfolios to the extent permitted by their investment policies stated above) will vary inversely with changes in prevailing interest rates.

The Equity Index and Small Company Index Portfolios may experience higher custody costs than other stock funds because they maintain large portfolios of securities consistent with their respective investment objectives.

For a description of applicable securities ratings, see Appendix A to the Additional Statement.

DESCRIPTION OF OTHER SECURITIES AND INVESTMENT TECHNIQUES USED BY THE BALANCED PORTFOLIO

STRIPPED SECURITIES. To the extent consistent with its investment objective, the Balanced Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other financial institutions, are issued at a discount to their "face value," and may include SMBS, which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Balanced Portfolio may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped securities, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Portfolio in such receipts will not exceed 5% of the value of the Portfolio's total assets.

CORPORATE OBLIGATIONS. The Balanced Portfolio may invest in debt obligations of domestic or foreign corporations that are rated "B" or better by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern so long as, under normal market and economic conditions, no more than 10% of the Portfolio's total assets are invested in non-investment grade fixed income securities.

REVERSE REPURCHASE AGREEMENTS. The Balanced Portfolio may enter into reverse repurchase agreements which involve the sale of securities held by it, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. The Portfolio will use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing U.S. Government or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. The Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and does not have the authority to enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information-- Investment Restrictions" in the Additional Statement.

BANK OBLIGATIONS. Domestic and foreign bank obligations in which the Balanced Portfolio may invest include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

ASSET-BACKED SECURITIES. The Balanced Portfolio may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans and credit card receivables) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Asset-backed securities acquired by the Portfolio will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolio will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Portfolio, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolio will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the fixed income portion of the Portfolio, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The Balanced Portfolio may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

INTEREST RATE SWAPS. In order to protect its value from interest rate fluctuations, the Balanced Portfolio may enter into interest rate swaps. The Portfolio expects to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. The Portfolio will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

GUARANTEED INVESTMENT CONTRACTS. The Balanced Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by Northern pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio will limit its investments so that, with respect to 75% of a Portfolio's total assets, not more than 5% will be invested in the securities of any one issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities) and not more than 25% of the Portfolio's total assets will be invested in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

In order to permit the sale of its units in certain states, the Trust may make commitments more restrictive than the investment policies and restrictions described in this Prospectus. Should the Trust determine that any such commitment is no longer in the best interests of the Trust, it will revoke the commitment by terminating sales of its units in the state involved.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1995, Northern Trust Corporation and its subsidiaries had approximately $19.9 billion in assets, $12.5 billion in deposits and employed over 6,500 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $613.9 billion of assets as of December 31, 1995, including approximately $105.5 billion of assets for which Northern had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .80%, .30%, .80%, 1.10%, .40% and 1.00% of the average daily net assets of the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios, respectively. Although the advisory fee rates payable by the Balanced, Diversified Growth, Focused Growth and International Growth Portfolios are higher than the rates payable by most mutual funds, the Board of Trustees believes they are comparable to the rates paid by many other growth, balanced and international funds.

For serving as investment adviser during the fiscal year ended November 30, 1995, Northern earned fees (after waivers) paid by the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios at an annual rate of .50%, .10%, .55%, .80%, .20% and .80%, respectively, of the Portfolios' average daily net assets.

Primary responsibility for the management of the Balanced Portfolio lies with John J. Zielinski, Vice President in the Institutional Asset Management Division, and Monty M. Memler, Second Vice President in the Fixed Income Management Division of Northern's Investment Services Group. Mr. Zielinski joined Northern in 1980. During the past five years, Mr. Zielinski has managed various equity and fixed income portfolios, including the Balanced Portfolio since it commenced operations on July 1, 1993. Mr. Memler joined Northern in 1986. During the past five years, Mr. Memler has managed various fixed income portfolios, including the Balanced Portfolio since it commenced operations on July 1, 1993.

Primary responsibility for the management of the Diversified Growth Portfolio has resided with William A. Proskow, Vice President in the Institutional Asset Management Division since September 1, 1993. Mr. Proskow joined Northern in 1993. Prior to joining Northern, Mr. Proskow was President and Chief Investment Officer of Bank East Trust Company, and Senior Vice President and Senior Investment Officer of First N H Investment Services.

Since commencement of operations on July 1, 1993, primary responsibility for the management of the Focused Growth Portfolio has resided with Thomas E. Kirkenmeier, Vice President in the Institutional Asset Management Division. Mr. Kirkenmeier joined Northern in 1992. Prior to joining Northern, he was a Deputy Manager at Brown Brothers Harriman & Co. where he managed various equity and fixed income portfolios. Since joining Northern, Mr. Kirkenmeier has managed various equity portfolios.

Robert A. LaFleur, Vice President of Northern since 1982 and Senior Vice President since 1990, is the Chief Investment Strategist and head of the Funds Management Division of Northern's Investment Services Group. Mr. LaFleur is responsible for developing and implementing global and domestic investment strategies for Northern and its affiliate banks. During the past five years, Mr. LaFleur has managed international equity portfolios, including common and collective trust funds invested principally in foreign securities. Since commencement of operations on March 28, 1994, primary responsibility for the management of the International Growth Portfolio has resided with Mr. LaFleur.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolios for these services are described in this Prospectus under "Summary of Expenses" and in the Additional Statement. Different transfer agency fees are payable with respect to the Class A, B, C and D units in the Portfolios.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below under "Expenses," as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has voluntarily agreed to reduce its administration fee to .10% of each Portfolio's average daily net assets. In addition, Goldman Sachs has voluntarily agreed that if for the current fiscal year the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, servicing fees and extraordinary expenses, such as litigation, interest, taxes and indemnification expenses) exceeds on an annualized basis
 .25% of the International Growth Portfolio and .10% of each other Portfolio's average daily net assets for such fiscal year, it will waive a portion of its fees and/or reimburse such Portfolio for the amount of the excess. In addition, as stated under "Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolios during the periods for which the reimbursements and reductions are made.

UNITHOLDER SERVICING PLAN

Pursuant to a Unitholder Servicing Plan ("Servicing Plan") adopted by the Board of Trustees of the Trust, the Trust may enter into agreements ("Servicing Agreements") with banks, corporations, brokers, dealers and other financial institutions which may include Northern and its affiliates ("Servicing Agents"), under which they will render (or arrange for the rendering of) administrative support services for investors who beneficially own Class B, C and D units. Beneficial owners of Class C and D units require extensive administrative support services while beneficial owners of Class B units need only some of these services. Administrative support services, which are described more fully in the Additional Statement, may include processing purchase and redemption requests from investors, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent, providing necessary personnel and facilities to establish and maintain investor accounts and records, and providing information periodically to investors showing their positions in Portfolio units.

For these services, fees are payable by the Trust to Servicing Agents at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of Class B units, Class C units and Class D units, respectively, held or serviced by such Servicing Agents for beneficial unitholders ("Servicing Fees"). Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Portfolio units.

Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio units. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

SERVICE INFORMATION

Class A units of each Portfolio are designed to be purchased by institutional investors or others who can obtain information about their unitholder accounts and who do not require the Transfer Agent or Servicing Agent services that are provided for Class B, C and D unitholders.

Class B units of each Portfolio are designed to be purchased by organizations maintaining record ownership on behalf of beneficial owners where certain services of the Transfer Agent and a Servicing Agent are required that are incident to the separation of record and beneficial ownership.

Class C units of each Portfolio are designed to be purchased by institutional investors who require certain account related services of the Transfer Agent and a Servicing Agent that are incident to the investor being the beneficial owner of units.

Class D units of each Portfolio are designed to be purchased by investors having a relationship with an organization which requires that account related services and information be provided to the investor and organization by the Transfer Agent and a Servicing Agent.

Any person entitled to receive compensation for selling or servicing units of a Portfolio may receive different compensation with respect to one particular class of units over another in the same Portfolio.


                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Class A, B, C and D units of each Portfolio are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Institutions may purchase units of a class through procedures established by Institutions in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. Institutions that purchase units directly may do so by means of one of the following procedures provided that they make an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day with respect to the Balanced, Equity Index, Diversified Growth, Focused Growth and International Growth Portfolios, and at the net asset value plus an additional purchase price amount of .75 of 1% of net asset value determined on that day with respect to the Small Company Index Portfolio, provided that either: (a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more Portfolios. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in a Portfolio. In addition, certain Institutions may enter into Servicing Agreements with the Trust whereby they will perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class B, C and D units and receive fees from the Portfolios for such services; such fees would be borne exclusively by the beneficial owners of Class B, C and D units, respectively. See "Trust Information--Unitholder Servicing Plan." The level of administrative support services, as well as transfer agency services, required by an Institution and its Customers generally will determine whether they purchase units of Class A, B, C or D. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution shall be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units of a class through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Class A, B, C or D units of a Portfolio having a value of at least $1,000 for Class A, B, C or D units, respectively, of other equity or bond portfolios (other than the Short Duration Portfolio) of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of Class A, B, C or D units of the portfolio held and the purchase of units of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing-- Redemption of Units--Other Requirements." Exchange orders involving the purchase of units of the Small Company Index Portfolio are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent plus an additional purchase price amount equal to .75 of 1% of such value. Exchange orders of the other Portfolios are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such

Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Dividends from net investment income of the Balanced and Equity Index Portfolios are declared and paid at least quarterly. Dividends from net investment income of the Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios are declared and paid at least annually. Each Portfolio's net realized capital gains are distributed at least annually.

Dividends and distributions will reduce a Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio at their net asset value per unit determined on the payment date. However, a holder may elect, upon written notification to the Transfer Agent, to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of units of another Portfolio at their net asset value per unit (plus an additional purchase price amount equal to .75 of 1% of the amount invested in the case of the Small Company Index Portfolio) determined on the payment date (provided the holder maintains an account in such Portfolio). Unitholders of record must make such election, or any revocation thereof, in writing to the Transfer Agent. The election will become effective with respect to dividends paid two days after its receipt by the Transfer Agent.

Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account with respect to the International Growth Portfolio in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Portfolio's dividends may be treated as a return of capital, nontaxable to the extent of a unitholder's tax basis in his units.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the amount of such Portfolio's net investment income available for distribution to the holders of such units will be effectively reduced by the amount of such fees. See "Unitholder Service Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

TAXES

Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolios of liability for Federal income taxes to the extent their earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its unitholders an amount equal to at least 90% of its investment company taxable income for such year. In general, a Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Portfolio from domestic corporations for the taxable year.

Substantially all of each Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolios generally will have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolio and received by the unitholders on December 31 of such year if such dividends are paid during January of the following year.

An investor considering buying units of a Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon the tax basis and their price at the time of redemption, transfer or exchange.

It is expected that dividends and certain interest income earned by the International Growth Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its unitholders. Should the Portfolio make this election, the amount of such foreign taxes paid by the Portfolio will be included in its unitholders' income pro rata (in addition to taxable distributions actually received by them), and such unitholders will be entitled either (a) to credit their proportionate amounts of such taxes against their Federal income tax liabilities, or (b) to deduct such proportionate amounts from their Federal taxable income under certain circumstances.

If the International Growth Portfolio invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such investments, even if it distributes such income to its unitholders. If the Portfolio elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form, the Portfolio would instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether such income is received, and such amounts would be subject to the various distribution requirements described above. In addition, the Portfolio may be permitted in the future to elect instead to recognize any appreciation in the PFIC shares that it owns by marking them to market as of the last Business Day of each taxable year (and on certain other dates prescribed in the Code). Again, gain recognized under this "mark-to-market" approach would be subject to the various distribution requirements described above, even if no cash is received currently from the PFIC investment.

Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of a particular class in a Portfolio is calculated by dividing the value of all securities and other assets belonging to a Portfolio that are allocated to such class, less the liabilities charged to that class, by the number of the outstanding units of that class.

U.S. and foreign investments held by a Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION

The performance of a class of units of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of units may be compared to data prepared by Lipper Analytical Services,

Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the S&P Index, S&P/Barra Growth Index, the Russell Index, the Consumer Price Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index or other unmanaged stock and bond indices, including, but not limited to, the market capitalization weighted Morgan Stanley Capital International Europe, Australia and Far East Index. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of units of a Portfolio.

The Portfolios calculate their total returns for each class of units on an "average annual total return" basis for various periods from the dates the respective Portfolios commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of units may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolio with respect to a class during the period are reinvested in the units of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Portfolios may also advertise from time to time the total return of one or more classes of units on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of a class of units in the Balanced Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Portfolio's yield for a class of units is computed by dividing the per unit net income for the class during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.

The Small Company Index Portfolio may advertise total return data without reflecting the .75 of 1% portfolio transaction fee if, in accordance with the rules of the SEC, they are accompanied by average annual total return data reflecting this fee. Quotations which do not reflect the fee will, of course, be higher than quotations which do.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the performance of such units will be effectively reduced by the amount of such fees. For example, because Class A units bear the lowest servicing and transfer agency fees, the return of Class A units will be more than the return of other classes of units of the same Portfolio. See "Unitholder Servicing Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

The performance of each class of units of the Portfolios is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to unitholders for a given period. Total return data should also be considered in light of the risks associated with a Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in a Portfolio will not be included in calculations of performance data.

                                  ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers sixteen separate series of units of beneficial interest representing interests in sixteen investment portfolios, six of which are described in this Prospectus; the other series of units are described in separate prospectuses. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified four subseries (sometimes referred to as "Classes") of units in each Portfolio: the Class A units, Class B units, Class C units and Class D units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other unit of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders. In addition, holders of each of the Class A, B, C and D units representing interests in the same Portfolio have equal voting rights except that only units of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As of March 1, 1996, The Northern Trust Company Thrift Incentive Plan owned beneficially and of record 41.1% and 43.2% of the units of the Balanced Portfolio and Focused Growth Portfolio, respectively. As of the same date, The Northern Trust Company Pension Plan owned beneficially and of record 36.3% and 30.3% of the units of the Diversified Growth Portfolio and Small Company Index Portfolio, respectively.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is (800) 621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1996 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

The Equity Index Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

                             ---------------------

The Small Company Index Portfolio is not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell Index or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Russell Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Russell Index or any data included therein.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                              The
                                                              Benchmark
                                                              Funds

                                                              Fixed
                                                              Income
                                                              Portfolios
THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606


                                                                 PROSPECTUS

                                                              APRIL 1, 1996

                              THE BENCHMARK FUNDS

THE NORTHERN TRUST COMPANY              INVESTMENT ADVISER, TRANSFER AGENT AND
50 S. LaSalle Street                    CUSTODIAN
Chicago, Illinois 60675
312-630-6000

                             ---------------------

This Prospectus describes six fixed income portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors.

  The SHORT DURATION PORTFOLIO seeks a high level of total return through active management techniques while preserving capital and maintaining liquidity by investing in a broad range of investment grade, fixed income instruments and maintaining a maximum dollar-weighted average maturity of 12 months.

  The U.S. GOVERNMENT SECURITIES PORTFOLIO seeks to maximize total return with reasonable risk by investing in a broad range of U.S. Government securities and maintaining a dollar-weighted average maturity of between 1 and 5 years.

  The SHORT-INTERMEDIATE BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 2 and 5 years.

  The U.S. TREASURY INDEX PORTFOLIO seeks to provide investment results approximating the performance of the Lehman Brothers Treasury Bond Index (the "Lehman Index") by investing primarily in securities represented in the Lehman Index.

  The BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 5 and 15 years.

  The INTERNATIONAL BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing primarily in a broad range of bonds and other fixed income securities of foreign issuers while maintaining a dollar-weighted average maturity of between 3 and 11 years.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1996, is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is April 1, 1996.

                                     INDEX

                                                  PAGE
                                                  ----
SUMMARY OF EXPENSES                                 3
-------------------
FINANCIAL HIGHLIGHTS                                6
--------------------
INVESTMENT INFORMATION                             11
----------------------
 Introduction                                      11
 Short Duration Portfolio                          11
 U.S. Government Securities Portfolio              12
 Short-Intermediate Bond Portfolio                 13
 U.S. Treasury Index Portfolio                     13
 Bond Portfolio                                    14
 International Bond Portfolio                      14
 Special Risk Considerations                       15
 Description of Securities and Common
  Investment Techniques                            17
 Investment Restrictions                           27
TRUST INFORMATION                                  28
-----------------
 Board of Trustees                                 28
 Investment Adviser, Transfer Agent and Custodian  28

                                                  PAGE
                                                  ----
 Administrator and Distributor                     30
 Unitholder Servicing Plan                         31
 Service Information                               31
INVESTING                                          32
---------
 Purchase of Units                                 32
 Redemption of Units                               34
 Distributions                                     37
 Taxes                                             37
NET ASSET VALUE                                    39
---------------
PERFORMANCE INFORMATION                            39
-----------------------
ORGANIZATION                                       41
------------
MISCELLANEOUS                                      42
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the annualized operating expenses the Short Duration Portfolio, U.S. Government Securities Portfolio, Short-Intermediate Bond Portfolio, U.S. Treasury Index Portfolio, Bond Portfolio and International Bond Portfolio incurred during the Trust's last fiscal year. Hypothetical examples based on the table are also shown. Investors should note that units of each Portfolio other than the Short Duration Portfolio have been classified into four separate classes, Class A, B, C and D units. Each class is distinguished by the level of administrative support and transfer agency services provided. Class A, B, C, and D units represent pro rata interests in a Portfolio except that different unitholder servicing fees and transfer agency fees are payable by Class A, B, C, and D units in a Portfolio. See "Trust Information--Unitholder Servicing Plan".

                           SHORT
                          DURATION   U.S. GOVERNMENT SECURITIES        SHORT-INTERMEDIATE BOND
                          -------- ------------------------------- --------------------------------
                                   Class A Class B Class C Class D Class A Class B Class  C Class D
                                    Units   Units   Units   Units   Units   Units   Units    Units
                                   ------- ------- ------- ------- ------- ------- -------- -------
Unitholder Transaction
Expenses
 Maximum Sales Charge
 Imposed on Purchases...    None    None    None    None    None    None    None     None    None
 Sales Charge Imposed
 on Reinvested
 Distributions..........    None    None    None    None    None    None    None     None    None
 Deferred Sales Charge
 Imposed on
 Redemptions............    None    None    None    None    None    None    None     None    None
 Redemption Fees........    None    None    None    None    None    None    None     None    None
 Exchange Fees..........    None    None    None    None    None    None    None     None    None
Annual Operating
Expenses After Expense
Reimbursements and Fee
Reductions (as a
percentage of average
net assets)
 Management Fees After
 Fee Reductions(1)......    .15%    .25%    .25%    .25%    .25%    .25%    .25%     .25%    .25%
 12b-1 Fees.............    None    None    None    None    None    None    None     None    None
 Servicing Fees(2)......    None    None    .10%    .15%    .25%    None    .10%     .15%    .25%
 Transfer Agency
 Fees(2)................     N/A    .01%    .05%    .10%    .15%    .01%    .05%     .10%    .15%
 Other Expenses After
 Expense Reimbursements
 and Fee Reductions(1)..    .10%    .10%    .10%    .10%    .10%    .10%    .10%     .10%    .10%
                            ----    ----    ----    ----    ----    ----    ----     ----    ----
   Total Operating
   Expenses(1,2)........    .25%    .36%    .50%    .60%    .75%    .36%    .50%     .60%    .75%
                            ====    ====    ====    ====    ====    ====    ====     ====    ====
Example of Expenses.
Based on the foregoing
table, you would pay the
following expenses on a
hypothetical $1,000
investment, assuming a
5% annual return and
redemption at the end of
each time period:
 One Year...............      $3      $4      $5      $6      $8      $4      $5       $6      $8
 Three Years............      $8     $12     $16     $19     $24     $12     $16      $19     $24
 Five Years.............     $14     $20     $28     $33     $42     $20     $28      $33     $42
 Ten Years..............     $32     $46     $63     $75     $93     $46     $63      $75     $93

                             U.S. TREASURY INDEX                    BOND                     INTERNATIONAL BOND
                       ------------------------------- ------------------------------- -------------------------------
                       Class A Class B Class C Class D Class A Class B Class C Class D Class A Class B Class C Class D
                        Units   Units   Units   Units   Units   Units   Units   Units   Units   Units   Units   Units
                       ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Unitholder
 Transaction Expenses
 Maximum Sales
  Charge Imposed on
  Purchases..........   None    None    None    None    None    None    None    None    None     None    None    None
 Sales Charge
  Imposed on
  Reinvested
  Distributions......   None    None    None    None    None    None    None    None    None     None    None    None
 Deferred Sales
  Charge Imposed on
  Redemptions........   None    None    None    None    None    None    None    None    None     None    None    None
 Redemption Fees.....   None    None    None    None    None    None    None    None    None     None    None    None
 Exchange Fees.......   None    None    None    None    None    None    None    None    None     None    None    None
Annual Operating
 Expenses After
 Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of
 average net assets)
 Management Fees
  After Fee
  Reductions(1)......   .15%    .15%    .15%    .15%    .25%    .25%    .25%    .25%    .70%     .70%    .70%    .70%
 12b-1 Fees..........   None    None    None    None    None    None    None    None    None     None    None    None
 Servicing Fees(2)...   None    .10%    .15%    .25%    None    .10%    .15%    .25%    None     .10%    .15%    .25%
 Transfer Agency
  Fees(2)............   .01%    .05%    .10%    .15%    .01%    .05%    .10%    .15%    .01%     .05%    .10%    .15%
 Other Expenses
  After Expense
  Reimbursements and
  Fee Reductions(1)..   .10%    .10%    .10%    .10%    .10%    .10%    .10%    .10%    .25%     .25%    .25%    .25%
                        ----    ----    ----    ----    ----    ----    ----    ----    ----    -----   -----   -----
   Total Operating
    Expenses(1,2)....   .26%    .40%    .50%    .65%    .36%    .50%    .60%    .75%    .96%    1.10%   1.20%   1.35%
                        ====    ====    ====    ====    ====    ====    ====    ====    ====    =====   =====   =====
Example of Expenses.
 Based on the
 foregoing table, you
 would pay the
 following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and
 redemption at the
 end of each time
 period:
 One Year............     $3      $4      $5      $7      $4      $5      $6      $8     $10      $11     $12     $14
 Three Years.........     $8     $13     $16     $21     $12     $16     $19     $24     $31      $35     $38     $43
 Five Years..........    $15     $22     $28     $36     $20     $28     $33     $42     $53      $61     $66     $74
 Ten Years...........    $33     $51     $63     $81     $46     $63     $75     $93    $118     $134    $145    $162

----------

(1) For the fiscal year ending November 30, 1996, Northern has advised the Trust that it intends to voluntarily reduce its advisory fee for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios to .15%, .25%, .25%, .15%, .25% and .70%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .40%, .60%, .60%, .40%, .60% and .90%, respectively, of the Portfolios' respective average daily net assets). For the fiscal year ending November 30, 1996, Goldman Sachs has advised the Trust that, except with respect to the Short Duration Portfolio, it intends to voluntarily reduce its administration fee, (otherwise payable with respect to each Portfolio at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. Goldman Sachs has advised the Trust that it intends to reimburse expenses for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios to the extent that, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeds on an annualized basis .25% of the International Bond Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1995, "Other Expenses" in the foregoing table would have been as follows: Short Duration Portfolio -- 0.40%; U.S. Government Securities Portfolio -- 0.48%; Short-Intermediate Bond Portfolio -- 0.30%; U.S. Treasury Index Portfolio -- 0.48%; Bond Portfolio -- 0.23%; and International Bond Portfolio -- 0.56%; and the total annual operating expenses would have been as follows: Short Duration -- 0.80%; U.S. Government Securities Class A, Class B, Class C and Class D units -- 1.09%, 1.23%, 1.33% and 1.48%, respectively; Short-Intermediate Bond Class A, Class B, Class C and Class D units -- 0.91%, 1.05%, 1.15% and 1.30%, respectively; U.S. Treasury Index Class A, Class B, Class C and Class D units -- 0.89%, 1.03%, 1.13% and 1.28%, respectively; Bond Class A, Class B, Class C and Class D units -- 0.84%, 0.98%, 1.08% and 1.23%, respectively; and International Bond Class A, Class B, Class C and Class D units -- 1.47%, 1.61%, 1.71% and 1.86%, respectively, based on actual expenses incurred during the fiscal year ended November 30, 1995. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus.

(2) The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with Institutions or other financial intermediaries under which they render (or arrange to have rendered) certain unitholder administrative support services for their Customers or other Investors who beneficially own Class B, Class C and Class D units in return for a fee ("Servicing Fee") of up to .10%, .15% and .25%, respectively, per annum of the value of the outstanding Class B, Class C and Class D units, respectively, of each Portfolio (other than the Short Duration Portfolio). The Trust also allocates transfer agency fees, which are attributable to the Class A, Class B, Class C and Class D units in each such Portfolio separately to such units, as reflected in the table. For further information, see "Investment Adviser, Transfer Agent and Custodian" and "Unitholder Servicing Plan" under the heading "Trust Information" in this Prospectus.

                             ---------------------
THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                           FINANCIAL HIGHLIGHTS


The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1995 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. Information regarding units other than Class A and Class D units with respect to the U.S. Government Securities Portfolio, Short-Intermediate Bond Portfolio, U.S. Treasury Index Portfolio and International Bond Portfolio has not been given since no such units were outstanding. Information regarding Class B units with respect to the Bond Portfolio has not been given since no such units were outstanding. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

For the Years Ended November 30,

                                    U.S. Government Securities Portfolio
                                   --------------------------------------------
                                           Class A                 Class D
                                   ---------------------------  ---------------
                                    1995     1994     1993 (a)   1995   1994(b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 19.05  $ 20.07   $ 20.00   $19.05  $19.43
Income from investment opera-
 tions:
 Net investment income                1.05     0.91      0.55     0.96    0.22
 Net realized and unrealized gain
  (loss) on
  investments                         1.02    (1.02)     0.05     1.00   (0.38)
-------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.07    (0.11)     0.60     1.96   (0.16)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (1.04)   (0.91)    (0.53)   (0.97)  (0.22)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                         (1.04)   (0.91)    (0.53)   (0.97)  (0.22)
-------------------------------------------------------------------------------
Net increase (decrease)               1.03    (1.02)     0.07     0.99   (0.38)
-------------------------------------------------------------------------------
Net asset value, end of period     $ 20.08  $ 19.05   $ 20.07   $20.04  $19.05
-------------------------------------------------------------------------------
Total return (c)                     11.18%   (0.57)%    3.00%   10.66%  (.89)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and re-
  imbursements                        0.36%    0.36%     0.43%    0.75%   0.75%
 Expenses, before waivers and
  reimbursements                      1.09%    1.12%     1.18%    1.48%   1.51%
 Net investment income, net of
  waivers and reimbursements          5.43%    4.62%     4.18%    5.08%   4.65%
 Net investment income, before
  waivers and reimbursements          4.70%    3.86%     3.43%    4.35%   3.89%
Portfolio turnover rate             141.14%   45.55%    20.59%  141.14%  45.55%
Net assets at end of period (in
 thousands)                        $56,329  $25,293   $32,479   $   67  $   13
-------------------------------------------------------------------------------

(a)Commenced investment operations on April 5, 1993.

(b)Class D units were issued on September 15, 1994.

(c)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d)Annualized for periods less than a full year.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                     Short-Intermediate Bond Portfolio
                                 ---------------------------------------------
                                          Class A                 Class D
                                 ---------------------------  ----------------
                                   1995     1994    1993 (a)   1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $  19.53  $ 20.33  $  20.00  $19.53   $19.80
Income from investment opera-
 tions:
 Net investment income               1.02     0.97      0.85    0.94     0.23
 Net realized and unrealized
  gain (loss) on investments         1.19    (0.80)     0.31    1.18    (0.27)
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                 2.21     0.17      1.16    2.12    (0.04)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income              (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                        (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)              1.20    (0.80)     0.33    1.18    (0.27)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $  20.73  $ 19.53  $  20.33  $20.71   $19.53
-------------------------------------------------------------------------------
Total return (c)                    11.58%    0.84%     5.90%  11.09%   (0.38)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and
  reimbursements                     0.36%    0.36%     0.36%   0.75%    0.75%
 Expenses, before waivers and
  reimbursements                     0.91%    0.95%     1.00%   1.30%    1.34%
 Net investment income, net of
  waivers and reimbursements         5.14%    4.84%     4.79%   4.85%    4.42%
 Net investment income, before
  waivers and reimbursements         4.59%    4.25%     4.15%   4.30%    3.83%
Portfolio turnover rate             54.68%   48.67%    19.48%  54.68%   48.67%
Net assets at end of period (in
 thousands)                      $158,678  $96,209  $107,550  $   13   $    1
-------------------------------------------------------------------------------

(a)Commenced investment operations on January 11, 1993.

(b)Class D units were issued on September 14, 1994.

(c)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d)Annualized for periods less than a full year.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                        U.S. Treasury Index Portfolio
                                   ---------------------------------------------
                                           Class A                  Class D
                                   ---------------------------  ----------------
                                    1995     1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
Net asset value, beginning of pe-
 riod                              $ 18.77  $ 21.05   $ 20.00   $18.77   $18.80
Income from investment opera-
tions:
 Net investment income                1.11     1.15      0.95     1.00     0.09
 Net realized and unrealized gain
  (loss) on investments               2.01    (1.93)     1.02     2.03    (0.03)
--------------------------------------------------------------------------------
Total income (loss) from invest-
ment operations                       3.12    (0.78)     1.97     3.03     0.06
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
FROM:
 Net investment income               (1.11)   (1.14)    (0.92)   (1.05)   (0.09)
 Net realized gain on investments       --    (0.36)       --       --       --
--------------------------------------------------------------------------------
Total distributions to
unitholders                          (1.11)   (1.50)    (0.92)   (1.05)   (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)               2.01    (2.28)     1.05     1.98    (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 20.78  $ 18.77   $ 21.05   $20.75   $18.77
--------------------------------------------------------------------------------
Total return (c)                     16.95%   (3.80)%    9.94%   16.43%    0.58%
Ratio to average net assets of:
(d)
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%     0.26%    0.65%    0.65%
 Expenses, before waivers and re-
  imbursements                        0.89%    0.79%     0.83%    1.28%    1.18%
 Net investment income, net of
  waivers and reimbursements          5.09%    5.60%     5.11%    5.41%    6.05%
 Net investment income, before
  waivers and reimbursements          4.46%    5.07%     4.54%    4.78%    5.52%
Portfolio turnover rate              80.36%   52.80%    77.75%   80.36%   52.80%
Net assets at end of period (in
thousands)                         $17,674  $37,305   $71,456   $  286   $   --
--------------------------------------------------------------------------------

(a)Commenced investment operations on January 11, 1993.

(b)Class D units were issued on November 16, 1994.

(c)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d)Annualized for periods less than a full year.

-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                            Bond Portfolio
                          ---------------------------------------------------------
                                   Class A               Class C      Class D
                          -----------------------------  -------- -----------------
                            1995      1994     1993 (a)  1995 (b)  1995   1994 (c)
------------------------- --------  --------   --------  -------- ------  ---------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  18.29  $  20.70   $  20.00   $20.21  $18.29   $18.77
Income from investment
 operations:
 Net investment income        1.17      1.42       1.42     0.47    1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments              2.66     (2.21)      0.66     0.74    2.66    (0.48)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.83     (0.79)      2.08     1.21    3.74    (0.20)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.14)    (1.46)     (1.38)   (0.45)  (1.09)   (0.28)
 Net realized gain on in-
  vestments                     --     (0.15)        --       --      --       --
 Return of capital           (0.02)    (0.01)        --    (0.01)     --       --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.62)     (1.38)   (0.46)  (1.09)   (0.28)
-----------------------------------------------------------------------------------
Net increase (decrease)       2.67     (2.41)      0.70     0.75    2.65    (0.48)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.96  $  18.29   $  20.70   $20.96  $20.94   $18.29
-----------------------------------------------------------------------------------
Total return (d)             21.55%    (4.04)%    10.61%    5.92%  21.06%   (0.91)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waivers
  and reimbursements          0.36%     0.36%      0.36%    0.60%   0.75%    0.75%
 Expenses, before waivers
  and reimbursements          0.84%     0.87%      0.92%    1.08%   1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                5.94%     7.31%      7.84%    5.59%   5.48%    6.31%
 Net investment income,
  before waivers and re-
  imbursements                5.46%     6.80%      7.28%    5.11%   5.00%    5.80%
Portfolio turnover rate      74.19%   103.09%     89.06%   74.19%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $286,301  $257,391   $245,112   $3,704  $  120   $   15
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class C units were issued on July 3, 1995.

(c) Class D units were issued on September 14, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                             International Bond
                                  Portfolio
                          ---------------------------
                              Class A        Class D    Short Duration Portfolio
                          -----------------  --------  ----------------------------
                           1995    1994 (a)  1995 (b)    1995      1994    1993 (c)
------------------------  -------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 19.93  $ 20.00    $22.17   $   9.97  $  10.03  $  10.00
Income from investment
 operations:
 Net investment income       1.26     0.79      0.02       0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on
  investments and for-
  eign currency
  transactions               2.28     0.01     (0.08)      0.01     (0.05)     0.03
------------------------------------------------------------------------------------
Total income (loss) from
 investment
 operations                  3.54     0.80     (0.06)      0.60      0.35      0.17
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.73)   (0.87)    (0.37)     (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments                  --       --        --         --     (0.01)       --
------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.73)   (0.87)    (0.37)     (0.58)    (0.41)    (0.14)
------------------------------------------------------------------------------------
Net increase (decrease)      1.81    (0.07)    (0.43)      0.02     (0.06)     0.03
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 21.74  $ 19.93    $21.74   $   9.99  $   9.97  $  10.03
------------------------------------------------------------------------------------
Total return (e)            18.20%    4.03%    (0.78)%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of: (f)
 Expenses, net of waiv-
  ers and reimbursements     0.96%    0.96%     1.35%      0.25%     0.25%     0.32%
 Expenses, before waiv-
  ers and reimbursements     1.47%    1.49%     1.86%      0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and
  reimbursements             5.92%    5.93%     3.26%      5.80%     3.93%     3.00%
 Net investment income,
  before waivers and
  reimbursements             5.41%    5.40%     2.75%      5.25%     3.41%     2.82%
Portfolio turnover rate     54.46%   88.65%    54.46%  1,272.21% 1,364.00%   434.32%
Net assets at end of pe-
 riod (in thousands)      $32,673  $26,947        $9   $ 45,473  $ 89,803  $186,765
------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

(b) Class D units were issued on November 22, 1995.

(c) Commenced investment operations on June 2, 1993.

(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.

(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(f) Annualized for periods less than a full year.

                             INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment objectives and policies, as described below. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The International Bond Portfolio is classified as a non-diversified investment company. Units of each Portfolio have been classified into four classes--Class A units, Class B units, Class C units and Class D units (other than the Short Duration Portfolio, which has only been classified into one class of units). Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio. Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders.

SHORT DURATION PORTFOLIO

In pursuing its objective, the Short Duration Portfolio invests in a broad range of fixed income instruments and seeks capital appreciation from increases that may occur in the market price of such instruments. Although there are no maturity limitations with respect to individual instruments acquired by the Portfolio, the Portfolio's dollar-weighted average portfolio maturity will not exceed 12 months and the Portfolio's maximum duration will be 12 months. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities.

The Portfolio is designed for investors who seek higher returns than those typically offered by money market funds and who are willing to accept a variable unit value to achieve that objective. Because the Portfolio is not a money market fund which seeks to maintain a stable net asset value, the unit value of the Portfolio will fluctuate so that units, when redeemed, may be worth less than their original cost. Investors should note that, consistent with its investment objective, the Portfolio may enter into repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers, invest in asset-backed securities, options, futures and interest rate swaps, including interest rate floors and caps, engage in pair-off transactions and make limited investments in illiquid securities and securities issued by other investment companies. The Portfolio is also authorized to enter into reverse repurchase agreements in an aggregate amount not exceeding one third of its total assets for investment leveraging purposes. These investment practices involve investment risks of varying degrees, including the possibility of relatively high transaction costs, the possibility that management techniques used for the Portfolio will result in losses rather than additional income, and risks associated with foreign investments and with compliance with tax requirements applicable to the Portfolio. In general, the market value of fixed income obligations held by the Portfolio and, consequently, the Portfolio's net asset value per unit can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of the Portfolio will tend to be higher than prevailing market rates and, in periods of rising interest rates, the yield will tend to be somewhat lower. The Portfolio will not invest in instruments denominated in foreign currency. See "Special Risk Considerations -- Foreign Securities."

The Portfolio expects to experience a very high portfolio turnover rate because it invests significantly in shorter-term instruments in order to maintain a dollar-weighted average portfolio maturity that does not exceed twelve months and because it seeks a high level of total return through active management techniques. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its unitholders. High portfolio turnover may result in the realization of substantial net capital gains; to the extent net capital gains are realized, distributions resulting from such gains may be ordinary income for Federal income tax purposes. (See "Investing-- Taxes").

The Portfolio's expected high turnover rate could cause the Portfolio to realize gains in excess of the restrictions imposed by the Internal Revenue Code of 1986. These restrictions require that less than 30% of the Portfolio's gross income in each taxable year may be derived from sales or other dispositions of securities held for less than three months. If this requirement is not satisfied, the Portfolio would not qualify for the special Federal tax treatment allowed to a regulated investment company. The Portfolio intends to monitor its compliance with this requirement.

The Portfolio's duration is a measure of its price sensitivity, including expected cash flow and mortgage prepayments under a wide range of interest rate scenarios. The maturity of a security measures only the time until final payment is due; it does not take into account the pattern of a security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. In computing the duration of the Portfolio, Northern will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. Northern may use the following techniques to lengthen or shorten the option-adjusted duration of the Portfolio: the acquisition of debt obligations at a premium or discount, interest rate swaps, and interest rate futures and options on such futures.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. GOVERNMENT SECURITIES PORTFOLIO

In pursuing its investment objective, the U.S. Government Securities Portfolio will, under normal market conditions, invest at least 65% of its total assets in a broad range of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities, including mortgage-related securities issued by agencies of the U.S. Government. The Portfolio's dollar-weighted average maturity will be between one and five years.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

SHORT-INTERMEDIATE BOND PORTFOLIO

In pursuing its investment objective, the Short-Intermediate Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will be between two and five years. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. TREASURY INDEX PORTFOLIO

In seeking to attain its investment objective, the U.S. Treasury Index Portfolio under normal conditions will invest at least 80% of its total assets in a representative sample of the U.S. Treasury obligations included in the Lehman Index. The Lehman Index is comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues. Northern will select securities for the Portfolio based on their expected contribution to its overall duration, quality and total return as compared to the Lehman Index and comparable investment characteristics. Lehman Brothers ("Lehman") makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Lehman Index to track general bond market performance.

The Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Lehman Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

Northern believes that under normal market conditions, the quarterly performance of the Portfolio will be within a .95 correlation with the Lehman Index. However, there is no assurance that the Portfolio will be able to do so on a consistent basis. Deviations from the performance of the Lehman Index ("tracking error") may result from unitholder purchases and redemptions of units of the Portfolio that occur daily, as well as from the expenses borne by the Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial either because of the number or the characteristics of the securities held. Tracking error may also occur due to factors such as the size of the Portfolio, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Lehman Index or the manner in which the Lehman Index is calculated, or because the indexing and investment approach of Northern does not produce the intended goal of the Portfolio. In the event the performance of the Portfolio is not comparable to the performance of the Lehman Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. These measures may include adjustment to Northern's portfolio management practices. If substantial deviation in the Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

BOND PORTFOLIO

In pursuing its investment objective, the Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will range between five and fifteen years.

The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposits.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

INTERNATIONAL BOND PORTFOLIO

In pursuing its investment objective, the International Bond Portfolio invests primarily (at least 65% of its total assets under normal market conditions) in a broad range of bonds and other fixed income securities of foreign issuers. The Portfolio's dollar-weighted average maturity will range between three and eleven years.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

Because the securities markets in the following countries are highly developed, liquid and subject to extensive regulation, the International Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan, the United Kingdom or the United States. Investment in a particular country of 25% or more of the Portfolio's total assets will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. Although the five foreign countries listed above have developed economies, they are not immune from these risks. For example, efforts by the member countries of the European Union to move toward monetary union and a single currency have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The end of the Cold War, the reunification of Germany, the accession of three new Western European members to the European Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocations. In addition, events in the Japanese economy, as well as political and social developments and natural disasters there, have affected Japanese securities and currency markets and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

The Portfolio will invest primarily in fixed income securities of all types as set forth below and in any proportion that generally are rated investment-grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities. These securities may include obligations of foreign governments, their agencies, instrumentalities and political subdivisions; supranational organizations (e.g., European Investment Bank, Inter-American Development Bank and the World Bank); and foreign corporations and banks. These obligations may consist of bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements collateralized by such obligations) and of U.S. corporations and banks as well as short-term notes, bills, commercial paper and certificates of deposit. It is expected that during the current fiscal year a substantial portion of the Portfolio's assets will be invested in foreign governmental obligations.

The Portfolio may enter into forward currency exchange contracts and currency and interest rate swaps and utilize options and futures contracts as more fully described under "Description of Securities and Common Investment Techniques" below. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policy, in various short-term obligations, such as U.S. Government obligations, high quality money market investments and repurchase agreements.

The International Bond Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES. The Short Duration Portfolio may invest directly in U.S. dollar-denominated securities of foreign issuers. The Short-Intermediate Bond, Bond and International Bond Portfolios may invest directly in the securities of foreign issuers, whether or not U.S. dollar-denominated. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign securities held by a Portfolio are sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

A Portfolio's investment in foreign debt, or the securities of foreign governments, will subject the Portfolio to risks, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

In addition, the International Bond Portfolio is subject to the additional risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

While a Portfolio's investments in foreign securities may, in the case of the Short-Intermediate Bond and Bond Portfolios, and will, in the case of the International Bond Portfolio, be denominated in foreign currencies, its portfolio securities and other assets held by it are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. A Portfolio's net long and short foreign currency exposure will not exceed its total asset value. To the extent that the International Bond Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Portfolio's net currency positions may expose it to risks independent of its securities positions.

The obligations of a foreign issuer will not be purchased by the Short Duration, Short-Intermediate Bond or Bond Portfolios if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country.

DERIVATIVE INSTRUMENTS. The Portfolios may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include (but are not limited to) interest rate and currency swaps, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are complex, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, the Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Each Portfolio (other than the U.S. Treasury Index Portfolio) may also invest in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

STRIPPED OBLIGATIONS. To the extent consistent with its investment objective, each Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other domestic and foreign obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality), foreign governments or private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Each Portfolio (other than the U.S. Treasury Index and International Bond Portfolios) may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped obligations, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by a Portfolio in such receipts will not exceed 5% of the value of that Portfolio's total assets.

CORPORATE OBLIGATIONS. The Short Duration Portfolio, Short-Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio may purchase debt obligations of domestic or foreign corporations that are rated "B" or better by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern so long as, under normal market and economic conditions, no more than 10% (5% in the case of the Short Duration Portfolio and International Bond Portfolio) of the Portfolio's total assets are invested in non-investment grade fixed income securities. See discussion of "Non-Investment Grade Securities" below.

INVESTMENT GRADE SECURITIES. The Short Duration Portfolio, Short-Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio will invest primarily in investment grade securities. Investment grade securities include those securities which are rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Duff and Phelps, Inc. ("Duff") or BBB or higher by Fitch Investors Service, Inc. ("Fitch") at the time of purchase or, if unrated, are of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by the Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security. In addition, a Portfolio may acquire fixed income or convertible securities rated below investment grade when Northern believes that the investment characteristics of such securities make them desirable acquisitions for the Portfolio in light of its investment objective. In either case, a Portfolio's total investment in non-investment grade securities will not exceed the limitations set forth below under "Non-Investment Grade Securities."

NON-INVESTMENT GRADE SECURITIES. Although the fixed income and convertible securities in which the Portfolios invest will normally be rated investment grade at the time of purchase, the Short Duration Portfolio, Short-Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio may invest in non-investment grade fixed income or convertible securities when Northern believes that the investment characteristics of such securities make them desirable in light of the Portfolios' investment objectives and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 5% of the total assets of the Short Duration Portfolio or the International Bond Portfolio and no more than 10% of the total assets of the Short-Intermediate Bond Portfolio or Bond Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that securities, including convertible securities, acquired by a Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Portfolio's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery.

BANK OBLIGATIONS. Each Portfolio may invest in domestic and foreign bank obligations, including certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

ASSET-BACKED SECURITIES. The U.S. Government Securities Portfolio may purchase securities that are secured or backed by mortgages and issued by an agency of the U.S. Government. The Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans and credit card receivables) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Asset-backed securities acquired by such Portfolios will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolios will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolios will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the U.S. Government Securities, Short-Intermediate Bond, Bond and International Bond Portfolios, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

CONVERTIBLE SECURITIES. The Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may each invest in convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Portfolios seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolios will be subject to the same rating requirements as a Portfolio's investments in its fixed income securities and will be included for purposes of a Portfolio's limitation on non-investment grade securities. The Portfolios ordinarily will sell units of common stock received upon conversion.

EXCHANGE RATE-RELATED SECURITIES. The Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may each invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Short-Intermediate Bond, Bond and International Bond Portfolios may enter into forward currency exchange contracts for hedging purposes in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios. The International Bond Portfolio may also enter into forward currency exchange contracts for speculative purposes (to seek to increase total return) when Northern anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not in Northern's view present attractive investment opportunities and are not held by a Portfolio. In addition, the International Bond Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern believes that there is a pattern of correlation between the two currencies.

A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Portfolio may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Portfolios will create a segregated account of cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover their position in accordance with applicable requirements of the SEC.

The International Bond Portfolio may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolio may invest in securities denominated in other currency "baskets."

OPTIONS. Each Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, financial instruments, foreign currencies or bond indices and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolios will not purchase put and call options in an amount that exceeds 5% of their respective net assets at the time of purchase. The aggregate value of a Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Portfolios will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in interest rate futures contracts and options on futures contracts for hedging purposes or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. However, the Portfolios may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on their respective existing futures positions and the amount of premiums paid for related futures options is 5% or less of their respective total assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from market declines or currency exchange fluctuations. A Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Portfolios may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of a Portfolio's portfolio securities is expected to decline, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the Securities and Exchange Commission (the "SEC").

The primary risks associated with the use of futures contracts and options are:
(i) the imperfect correlation between the change in market value of the securities held by a Portfolio and the price of the futures contract or option;
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Each Portfolio (other than the U.S. Treasury Index Portfolio) may, in order to protect its value from interest rate fluctuations and to hedge against fluctuations in the floating rate market, enter into interest rate swaps or purchase interest rate floors or caps. The Portfolios expect to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

In order to protect against currency rate fluctuations, the International Bond Portfolio may also enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate swap, floor or cap transaction, or any currency swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch or A or P-1 or better by Moody's.

PAIR-OFF TRANSACTIONS. Subject to the requirements of the 1940 Act, each Portfolio (other than the U.S. Treasury Index Portfolio) may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by a Portfolio's paying or receiving the difference between the purchase and sale prices from the counter-party in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

A pair-off transaction that involves an initial sale by a Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing cash or U.S. Government securities at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in the Additional Statement.

The Portfolios will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 25% of the value of the Portfolios' respective net assets.

Although pair-off transactions represent a strategy that will be used by Northern in attempting to earn additional income for the Portfolios resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolios and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of a Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

GUARANTEED INVESTMENT CONTRACTS. The Short Duration, Short-Intermediate Bond and Bond Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of

$1 billion or more and meet quality and credit standards established by Northern pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for the Portfolios to dispose of instruments if the issuer defaulted on its payment obligation or during periods that the Portfolios are not entitled to exercise their demand rights, and the Portfolios could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments including inverse floaters held by a Portfolio will be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

REPURCHASE AGREEMENTS. The Portfolios may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may enter into reverse repurchase agreements which involve the sale of securities held by them, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. The Portfolios will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a

Portfolio will maintain a segregated account with the Trust's custodian containing U.S. Government or other appropriate high-grade debt securities having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and does not have the authority to enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possibly loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by a Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. A Portfolio is required to hold and maintain in a segregated account with the Portfolio's custodian until the settlement date, cash, U.S. Government Securities or other liquid high grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. Although the Portfolios would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring securities, the Portfolios may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolios are authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions". If the securities held by the Portfolios should decline in value while borrowings are outstanding, the net asset value of the Portfolios' outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolios' securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolios would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities it is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The U.S. Treasury Index Portfolio may also invest in shares of other investment companies that are structured to seek a similar correlation to the performance of the Lehman Index. The International Bond Portfolio may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. In addition, the Portfolios may invest in securities issued by other investment companies if otherwise consistent with their respective investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. Securities of the investment companies will be acquired by the Portfolios within the limits prescribed by the 1940 Act.

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements, time deposits with notice/termination dates in excess of seven days, SMBS issued by private issuers, interest rate swaps, currency swaps, unlisted over-the-counter options, GICs and certain securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act").

If otherwise consistent with their respective investment objectives and policies, the Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER. The Trust cannot accurately predict the turnover rate for any Portfolio, which may vary from year to year, but expects that the annual turnover rate for the Short Duration Portfolio will be very high for the reasons stated above under "Investment Information--Short Duration Portfolio". For the fiscal year ended November 30, 1995, the portfolio turnover rate for the Short Duration Portfolio exceeded 1200%. High portfolio turnover (in excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (See "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. The portfolio turnover rate of the International Bond Portfolio will be affected by changes in country and currency weightings, as well as changes in the holdings of specific issuers and investments in issuers in smaller or emerging markets.

MISCELLANEOUS. The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

The value of the Portfolios' securities will vary inversely with changes in prevailing interest rates.

For a description of applicable securities ratings, see Appendix A to the Additional Statement.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio (except the International Bond Portfolio) will limit its investments so that, with respect to 75% of a Portfolio's total assets, not more than 5% will be invested in the securities of any one issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities), and each Portfolio will not invest more than 25% of its total assets in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities).

In order to permit the sale of its units in certain states, the Trust may make commitments more restrictive than the investment policies and restrictions described in this Prospectus. Should the Trust determine that any such commitment is no longer in the best interests of the Trust, it will revoke the commitment by terminating sales of its units in the state involved.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1995, Northern Trust Corporation and its subsidiaries had approximately $19.9 billion in assets, $12.5 billion in deposits and employed over 6,500 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $613.9 billion of assets as of December 31, 1995, including approximately $105.5 billion of assets for which Northern had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .40%, .60%, .60%, .40%, .60% and .90% of the average daily net assets of the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios, respectively. Although the advisory fee rate payable by the International Bond Portfolio is higher than the rates payable by most mutual funds, the Board of Trustees believes that it is comparable to the rates paid by many other international funds.

For serving as investment adviser during the fiscal year ended November 30, 1995, Northern earned fees (after waivers) paid by the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios at the annual rate of .15%, .25%, .25%, .15%,
 .25% and .70%, respectively, of the Portfolios' average daily net assets.

Primary responsibility for the management of the Short Duration Portfolio lies with the members of the Cash Investment Management Division of the Investment Services Group of Northern who are described below. Thomas L. Mallman, Vice President of Northern since 1980 and Senior Vice President since 1991, oversees the management of short-term obligations in accounts administered by Northern and is the head of the Cash Investment Management Division.

Jerry R. Pearson, Vice President in the Cash Investment Management Division, joined Northern in 1987. During the past five years, Mr. Pearson has been a portfolio manager at Northern and at an affiliated investment adviser and has managed fixed income portfolios and mutual funds, including the Short Duration Portfolio and a collective trust fund with a substantially similar investment objective. Since commencement of operations on June 2, 1993, primary responsibility for the management of the Short Duration Portfolio lies with Mr. Pearson and Mary Ann Flynn, Investment Officer in the Cash Investment Management Division. Ms. Flynn joined Northern in 1969. During the past five years, Ms. Flynn has been a portfolio manager at Northern and has managed money market funds and fixed income funds, including the Diversified Assets Portfolio and the Short Duration Portfolio, and collective trust funds with substantially similar investment objectives.

Primary responsibility for the management of the investment selections of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios lies with the members of the Fixed Income Management Division of the Investment Services Group of Northern who are described below.

Steve Schafer, Second Vice President in the Fixed Income Management Group of Northern, has managed the U.S. Government Securities Portfolio since April 3, 1995. During the past three years, Mr. Schafer's responsibilities have included the management and trading of various institutional accounts. Mr. Schafer also manages the Northern Trust Stable Asset Account. He joined Northern in 1988 and was a credit analyst covering both industrial companies and utilities until 1991.

Mark J. Wirth, Vice President and Senior Strategist in the Fixed Income Management Division, has managed the Short-Intermediate Bond and Bond Portfolios since the Portfolios commenced operations on January 11, 1993. Mr. Wirth is presently the lead manager in Northern's mortgage-backed security analysis and investing efforts. During the past five years Mr. Wirth has been a portfolio manager at Northern and has managed active and passive fixed income portfolios and mutual funds, including the Short-Intermediate Bond and Bond Portfolios and their predecessor collective trust funds.

Since the Portfolio commenced operations on March 28, 1994, Michael J. Lannan, Vice President in the Fixed Income Management Division, has managed the International Bond Portfolio. Mr. Lannan joined Northern in 1986. During the past five years, Mr. Lannan has managed various fixed income portfolios, including common and collective trust funds invested in obligations of foreign and domestic issuers.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolios for these services are described in this Prospectus under "Summary of Expenses" and in the Additional Statement. Different transfer agency fees are payable with respect to the Class A, B, C and D units in the Portfolios.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has voluntarily agreed to reduce its administration fee to .10% of each Portfolio's average daily net assets. Further, Goldman Sachs has voluntarily agreed that if, for the current fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, Servicing Fees and extraordinary expenses, such as litigation, interest, taxes, and indemnification expenses) exceeds on an annualized basis .25% of the International Bond Portfolio's and
 .10% of each other Portfolio's average daily net assets for such fiscal year, it will waive a portion of its fees and/or reimburse such Portfolio for the amount of the excess. In addition, as stated under "Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolios during the periods for which the reimbursements and reductions are made.

UNITHOLDER SERVICING PLAN

Pursuant to a Unitholder Servicing Plan ("Servicing Plan") adopted by the Board of Trustees of the Trust, the Trust may enter into agreements ("Servicing Agreements") with banks, corporations, brokers, dealers and other financial institutions which may include Northern and its affiliates ("Servicing Agents"), under which they will render (or arrange for the rendering of) administrative support services for investors who beneficially own Class B, C and D units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios. Beneficial owners of Class C and D units require extensive administrative support services while beneficial owners of Class B units need only some of such services. Administrative support services, which are described more fully in the Additional Statement, may include processing purchase and redemption requests from investors, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent, providing necessary personnel and facilities to establish and maintain investor accounts and records, and providing information periodically to investors showing their positions in Portfolio units.

For these services, fees are payable by the Trust to Servicing Agents at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of Class B units, Class C units and Class D units, respectively, held or serviced by such Servicing Agents for beneficial unitholders ("Servicing Fees"). Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Portfolio units.

Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio units. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

SERVICE INFORMATION

Class A units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are designed to be purchased by institutional investors or others who can obtain information about their unitholder accounts and who do not require the Transfer Agent or Servicing Agent services that are provided for Class B, C and D unitholders.

Class B units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are designed to be purchased by organizations maintaining record ownership on behalf of beneficial owners where certain services of the Transfer Agent and a Servicing Agent are required that are incident to the separation of record and beneficial ownership.

Class C units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are designed to be purchased by institutional investors who require certain account related services of the Transfer Agent and a Servicing Agent that are incident to the investor being the beneficial owner of units.

Class D units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are designed to be purchased by investors having a relationship with an organization which requires that account related services and information be provided to the investor and organization by the Transfer Agent and a Servicing Agent.

Any person entitled to receive compensation for selling or servicing units of a Portfolio may receive different compensation with respect to one particular class of units over another in the same Portfolio.


                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Units of the Short Duration Portfolio and Class A, B, C and D units of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers"), and for their own account. Institutions may purchase units of a class through procedures established by Institutions in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. Institutions that purchase units directly may do so by means of one of the following procedures provided that they make an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                     The Northern Trust Company
                     Chicago, Illinois
                     ABA Routing No. 0710-00152
                     (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day with respect to a Portfolio, provided that either:
(a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more Portfolios. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in a Portfolio. In addition, certain Institutions may enter into Servicing Agreements with the Trust whereby they will perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class B, C and D units and receive fees from the Portfolios for such services; such fees would be borne exclusively by the beneficial owners of Class B, C and D units, respectively. See "Trust Information--Unitholder Servicing Plan." The level of administrative support services, as well as transfer agency services, required by an Institution and its Customers generally will determine whether they purchase units of Class A, B, C or D. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect a Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units of a class through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may after appropriate prior authorization, exchange Class A, B, C or D units of a Portfolio having a value of at least $1,000 for Class A, B, C or D units, respectively, of other equity or bond (other than the Short Duration Portfolio) portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of Class A, B, C or D units of the portfolio held and the purchase of units of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing-- Redemption of Units--Other Requirements." Exchange orders are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Dividends from net investment income of the Short Duration Portfolio are declared daily on each Business Day as a dividend and paid at least monthly. Dividends from net investment income of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios are declared and paid at least monthly. Dividends from the net investment income of the International Bond Portfolio are declared and paid quarterly. Each Portfolio's net realized capital gains are distributed at least annually.

Dividends and distributions will reduce a Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio at their net asset value per unit determined on the payment date. However, a holder may elect, upon written notification to the Transfer Agent, to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of units of another Portfolio at their net asset value per unit (plus an additional purchase price amount equal to .75 of 1% in the case of the Small Company Index Portfolio of the Trust) determined on the payment date (provided the holder maintains an account in such Portfolio). Unitholders of record must make such election, or any revocation thereof, in writing to the Transfer Agent. The election will become effective with respect to dividends paid two days after its receipt by the Transfer Agent.

Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account with respect to the International Bond Portfolio in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Portfolio's dividends may be treated as a return of capital, nontaxable to the extent of a unitholder's tax basis in his units.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the amount of such Portfolio's net investment income available for distribution to the holders of such units will be effectively reduced by the amount of such fees. See "Unitholder Service Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

TAXES

Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolios of liability for Federal income taxes to the extent their earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its unitholders an amount equal to at least the sum of 90% of its investment company taxable income for such year. In general, a Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) It is not expected that any Portfolio distributions will qualify for the dividends received deduction for corporations.

Substantially all of each Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolios will generally have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon the sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolios and received by the unitholders on December 31 of such year, if such dividends are paid during January of the following year.

An investor considering buying units of a Portfolio on or just before the record date of a dividend should be aware that the amount of the dividend, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon their tax basis and their price at the time of redemption, transfer or exchange.

It is expected that dividends and certain interest income earned by the International Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of debt securities of foreign corporations, such Portfolio may elect, for Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its unitholders. Should the Portfolio make this election, the amount of such foreign taxes paid by the Portfolio will be included in its unitholders' income pro rata (in addition to taxable distributions actually received by them), and such unitholders will be entitled either (a) to credit their proportionate amounts of such taxes against their Federal income tax liabilities, or (b) to deduct such proportionate amounts from their Federal taxable income.

If the International Bond Portfolio invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such investments, even if it distributes such income to its unitholders. If the Portfolio elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form, the Portfolio would instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether such income is received, and such amounts would be subject to the various distribution requirements described above. In addition, the Portfolio may be permitted in the future to elect instead to recognize any appreciation in the PFIC shares that it owns by marking them to market as of the last Business Day of each taxable year (and on certain other dates prescribed in the Code). Again, gain recognized under this "mark-to-market" approach would be subject to the various distribution requirements described above, even if no cash is received currently from the PFIC investment.

Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of a particular class in a Portfolio is calculated by dividing the value of all securities and other assets belonging to a Portfolio that are allocated to such class, less the liabilities charged to that class, by the number of the outstanding units of that class.

U.S. and foreign investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the domestic over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION

The performance of a class of units of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of units may be compared to data prepared by Lipper Analytical Services,

Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Lehman Brothers Government Bond Index (or its two components, the Treasury Bond Index and the Agency Bond Index), the Lehman Brothers Corporate Bond Index, the Consumer Price Index or other unmanaged stock and bond indices, including, but not limited to, the J.P. Morgan Non-U.S. Government Bond Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of units of a Portfolio.

The Portfolios calculate their total returns for each class of units on an "average annual total return" basis for various periods from the dates the respective Portfolios commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of units may also be calculated on an aggregate total return basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolios with respect to a class during the period are reinvested in the units of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Portfolios may also advertise from time to time the total return of one or more classes of units on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of a class of units in a Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Portfolio's yield for a class of units is computed by dividing the per unit net income for the class during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the performance of such units will be effectively reduced by the amount of such fees. For example, because Class A units bear the lowest servicing fees and transfer agency fees, the return of Class A units will be more than the return of other classes of units of the same Portfolio. See "Unitholder Servicing Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

The performance of each class of units of the Portfolios is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to unitholders for a given period. Total return data should also be considered in light of the risks associated with a Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in a Portfolio will not be included in calculations of performance data.

                                  ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers sixteen separate series of units of beneficial interest representing interests in sixteen investment portfolios, six of which are described in this Prospectus; the other series of units are described in separate prospectuses. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified four subseries (sometimes referred to as "classes") of units in each Portfolio (other than the Short Duration Portfolio which has only been classified into one class of units): the Class A units, Class B units, Class C units and Class D units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other unit of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders. In addition, holders of each of the Class A, B, C and D units representing interests in the same Portfolio have equal voting rights except that only units of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As of March 1, 1996, the Navistar International Corporation Retirement Health Benefits Trust owned beneficially and of record 28.3% of the units of the Short Duration Portfolio. As of the same date, Schlumberger Limited Master Profit Sharing Trust owned beneficially and of record 40.1% of the units of the U.S. Government Securities Portfolio. As of the same date, The Northern Trust Company Pension Plan owned beneficially and of record 54.3% of the units of the International Bond Portfolio.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is 1-800-621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1996 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease, or to advance the deadline for, accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

The U.S. Treasury Index Portfolio is not sponsored, endorsed, sold or promoted by Lehman, nor does Lehman guarantee the accuracy and/or completeness of the Lehman Index or any data included therein. Lehman makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Lehman Index or any data included therein. Lehman makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Lehman Index or any data included therein.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                             THE BENCHMARK FUNDS
                               4900 Sears Tower
                           Chicago, Illinois 60606

                              BALANCED PORTFOLIO
                            EQUITY INDEX PORTFOLIO
                         DIVERSIFIED GROWTH PORTFOLIO
                           FOCUSED GROWTH PORTFOLIO
                         SMALL COMPANY INDEX PORTFOLIO
                        INTERNATIONAL GROWTH PORTFOLIO


      This Statement of Additional Information (the "Additional Statement") dated April 1, 1996 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Balanced Portfolio, Equity Index Portfolio, Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio, and International Growth Portfolio (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated April 1, 1996. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


                     ------------------------------------
                                    INDEX


                                                                        Page
                                                                        ----
ADDITIONAL INVESTMENT INFORMATION                                       B-3
      Investment Objectives and Policies                                B-3
      Investment Restrictions                                           B-18
ADDITIONAL TRUST INFORMATION                                            B-22
      Trustees and Officers                                             B-22
      Investment Adviser, Transfer Agent and Custodian                  B-29
      Portfolio Transactions                                            B-35
      Administrator and Distributor                                     B-39
      Unitholder Servicing Plan                                         B-42
      Counsel and Auditors                                              B-44
      In-Kind Purchases                                                 B-44
PERFORMANCE INFORMATION                                                 B-45

TAXES                                                                   B-52
      General                                                           B-52
Taxation of Certain Financial Instruments                               B-54
      Foreign Investors                                                 B-56
      Conclusion                                                        B-57
DESCRIPTION OF UNITS                                                    B-58
OTHER INFORMATION                                                       B-62
FINANCIAL STATEMENTS                                                    B-63
APPENDIX A (Description of Bond Ratings)                                1-A
APPENDIX B (Futures Contracts)                                          1-B



      No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      ADDITIONAL INVESTMENT INFORMATION


Investment Objectives and Policies

      The following supplements the investment objectives and policies of the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

      Warrants. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

      U.S. Government Obligations. Examples of types of U.S. Government obligations that may be acquired by the Portfolios includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.


     Foreign Securities. Unanticipated political or social developments may also affect the value of a Portfolio's investments in emerging market countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratio of the International Growth Portfolio can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.


      Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Balanced, Diversified Growth, Focused Growth and International Growth Portfolios are authorized to enter into forward currency exchange contracts. In addition, with respect to the International Growth Portfolio, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return when Northern anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not in Northern's view present attractive investment opportunities and are not held by a Portfolio. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

      When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

      When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the securities held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

      A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the Portfolios' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price no higher than the Portfolio's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price as high as or higher than the Portfolio's price to buy the currency.

      Options. Each Portfolio may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, financial instruments, or foreign currencies and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

      The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

      A Portfolio's obligation to sell a security subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

      When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

      There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      Supranational Bank Obligations. The Balanced Portfolio may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

      Stripped Securities. The Balanced Portfolio may purchase stripped securities. Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      In addition, the Balanced Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

      The Prospectus discusses other types of stripped securities that may be purchased by the Portfolio, including stripped mortgage-backed securities.

      Asset-Backed Securities. The Balanced Portfolio may purchase asset backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United

States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

      Interest Rate and Currency Swaps. The Balanced Portfolio may enter into interest rate swaps for hedging purposes and not for speculation. The Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The Portfolio will only enter into interest rate swaps on a net basis, i.e. the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

      The International Growth Portfolio may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

      Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Balanced and International Growth Portfolios and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions.

      The Balanced and International Growth Portfolios will not enter into an interest rate swap or a currency swap, respectively, unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-l or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

      Futures Contracts and Related Options. Each Portfolio may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.


      Real Estate Investment Trusts. The Small Company Index Portfolio may invest in equity real estate investment trusts ("REITs") that constitute a part of the Russell 2000 Small Stock Index. REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Portfolio to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Portfolio would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Portfolio bears directly in connection with its own operations.

      Securities Lending. Collateral for loans of portfolio securities made by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

      Forward Commitments, When-Issued Securities and Delayed Delivery Transactions. When a Portfolio purchases securities on a when-issued, delayed delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account cash, U.S. Government securities or other liquid high grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

      Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes usually represent senior debt of the bank which ranks pari passu with deposits and all other senior, unsecured obligations of the bank, except those required by law to be secured or subject to any priorities or preferences. Some states have "depositor preference" laws that give depositors of their state chartered banks priority over holders of bank notes and other general creditors. In addition, the U.S. Congress has recently adopted legislation which creates a Federal "depositor preference" law providing the claims of certain creditors of an insured depository institution (including its depositors) with priority over the claims of that institution's unsecured creditors (including holders of its notes) in the event of that institution's insolvency or other resolution. Bank notes are classified as "other borrowings" on bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer.

      Each Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

      Variable and Floating Rate Instruments. With respect to the variable and floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      Repurchase Agreements. Each Portfolio may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

      Reverse Repurchase Agreements. Each Portfolio may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.


      Pair-Off Transactions. Subject to the requirements of the 1940 Act, the Balanced Portfolio may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by the Portfolio's paying or receiving the difference between the purchase and sale prices from the counter-party in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

      A pair-off transaction that it involves an initial sale by the Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing cash or U.S. Government securities at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in the Additional Statement.

      The Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 5% of the value of the Portfolio's total assets.

      Although pair-off transactions represent a strategy that may be used by Northern in attempting to earn additional income for the Portfolio resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of the Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

      Investment Companies. Each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.


      Risks Related to Lower-Rated Securities. While any investment carries some risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

      Because the market for lower-rated securities, at least in its present size and form, is relatively new, there remains some uncertainty about its performance level under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

      The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

      If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

      In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.



            The rating of S&P, Moody's, Duff and Fitch evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolio purchases. Because of this, the Portfolio's performance may depend more on its own credit analysis than is the case of mutual funds investing in higher-rated securities.

      In selecting convertible securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.



            Yields and Ratings. The yields on certain obligations, including the instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subject to the limitations stated in the Prospectus, if a portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines such retention is warranted.


      Portfolio Transactions. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions
(a) involving common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available and (b) involving bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

      Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.



Investment Restrictions

      In addition to the fundamental investment restrictions disclosed in the Prospectus, each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

            (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

            (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

            (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

            (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

            (5) Invest in companies for the purpose of exercising control.

            (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

            (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Growth Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps; and pair-off transactions (except in the case of the International Growth Portfolio).

            (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation.

            (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

            (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

            (11) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

                          *     *     *

      In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

      Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Growth Portfolio will use The Morgan Stanley Capital International industry classification titles). Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

      In addition, as a matter of fundamental policy, the International Growth Portfolio will not issue senior securities except as stated in the Prospectus or this Additional Statement.

      Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

      In order to permit the sale of the Portfolio's units in certain states, the Trust may make commitments with respect to the Portfolios more restrictive than the investment policies listed above and in the Prospectus. Should the Trust determine that any commitment made to permit the sale of a Portfolio's units in any state is no longer in the best interests of the Portfolio, it will revoke the commitment by terminating sales of the Portfolio's units in the state involved.

                         ADDITIONAL TRUST INFORMATION

Trustees and Officers

Information pertaining to the Trustees and officers of the Trust is set forth below.

Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------


William H. Springer, 66  Chairman         Vice Chairman of Ameritech
701 Morningside Drive    and              (a telecommunications holding
Lake Forest, IL 60045    Trustee          company; February 1987 to re-
                                          tirement in August 1992); Vice
                                          Chairman, Chief Financial and
                                          Adminis trative Officer, prior
                                          thereto; Director, Walgreen
                                          Co. (a retail drug store busi-
                                          ness); Director of Baker,
                                          Fentress & Co. (a closed-end,
                                          non-diversified management
                                          investment company) (April
                                          1992 to present).

Edward J. Condon, Jr.,54 Trustee          Chairman of The Pardigm Group,
227 West Monroe Street                    Ltd. (a financial advisor)
Chicago, IL 60606.                        since July 1993.  Vice
                                          President and Treasurer of
                                          Sears, Roebuck and Co. (a
                                          retail corporation) from
                                          February 1989 to July 1993.
                                          Within the last five years he
                                          has served as a Director of:
                                          Sears Roebuck Acceptance
                                          Corp.; Discover Credit Corp.;
                                          Sears Receivables Financing
                                          Group, Inc.; Sears Credit
                                          Corp.; and Sears Overseas
                                          Finance N.V.

John W. English, 61      Trustee          Private Investor.  Vice Pres-
50-H New England Avenue                   ident and Chief Investment
P.O. Box 640                              Officer of The Ford Foundation
Summit, NJ 07902-0640.                    (a charitable trust) from 1981
                                          until 1993.  Trustee:  The
                                          China Fund, Inc.; Paribas
                                          Trust for the Institutions;
                                          Retail Property Trust; Sierra
                                          Trust; American Red Cross in
                                          Greater New York; Mote Marine
                                          Laboratory; and United Board
                                          for Christian Higher Education

Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------

                                          in Asia.  Director: University
                                          of Iowa Foundation; Blanton-
                                          Peale Institutes of Religion
                                          and Health; Community Found-
                                          ation of Sarasota County; Duke
                                          Management Company; and John
                                          Ringling Centre Foundation.

James J. Gavin, Jr., 72  Trustee          Vice Chairman from January
161 Thorntree Lane                        1985 to August 1987 and Senior
Winnetka, Illinois 60093                  Vice President-Finance and
                                          Chief Financial Officer from 1975 to
                                          January 1985 of Borg-Warner
                                          Corporation (a diversified
                                          manufacturing company also engaged in
                                          providing financial and protective
                                          services). Director of Service
                                          Corporation International (a funeral
                                          service/cemetery company), Stepan
                                          Corporation (a producer of basic and
                                          intermediate chemicals), Borg-Warner
                                          Industrial Products, Inc. (a supplier
                                          of advanced technology fluid transfer
                                          and control equipment, systems and
                                          services).

Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------


Frederick T. Kelsey, 67  Trustee          Consultant to Goldman Sachs
3133 Laughing Gull Court                  from December 1985 through
Johns Island,                             February 1988.  Director of
South Carolina 29455.                     Goldman Sachs Funds Group and
                                          Vice President of Goldman Sachs from
                                          May 1981 until his retirement in
                                          November 1985. President and Treasurer
                                          of the Trust through August 1985.
                                          Trustee, various management investment
                                          companies affiliated with Kemper
                                          Financial Companies.

Richard P. Strubel, 56   Trustee          President and Chief Executive
70 West Madison St                        Officer, Tandem Partners, Inc.
Suite 1400                                (a diversified manufacturer
Chicago, IL 60602                         of fastening systems and
                                          connectors)(since January
                                          1984).

Marcia L. Beck, 40       President        Director, Institutional Funds
One New York Plaza                        Group, GSAM (since September
New York, NY                              1992); Vice President and
10004                                     Senior Portfolio Manager,
                                          Goldman Sachs Asset Management from
                                          June 1988 to Present; Vice President,
                                          Funds Group of Goldman Sachs Asset
                                          Management May 1985 to June 1988.

Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------


Paul Klug, 44             Vice            Vice President of Goldman
One New York Plaza        President       Sachs; Director of Proprietary
New York, NY 10004                        Mutual Funds of GSAM (since
                                          February 1994); Chief
                                          Operating Officer, Vista
                                          Capital Management, Chase
                                          Manhattan Bank (from January
                                          1990 to February 1994); Vice
                                          President, JP Morgan (February
                                          1984 to January 1990).

Pauline Taylor, 49        Vice            Vice President of Goldman
4900 Sears Tower          President       Sachs since June 1992.
Chicago, IL                               Consultant since 1989.  Senior
60606                                     Vice President of Fidelity
                                          Investments prior to 1989.

Nancy L. Mucker, 46       Vice            Vice President, Goldman Sachs
4900 Sears Tower          President       and Co-Manager of Shareholder
Chicago, IL                               Services for GSAM Funds Group
60606

John W. Mosior, 57        Vice            Vice President, Goldman Sachs
4900 Sears Tower          President       and Co-Manager of Shareholder
Chicago, IL                               Services for GSAM Funds Group.
60606

Scott M. Gilman, 36       Treasurer       Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY                              Management (since April 1994),
10004                                     Assistant Treasurer, Goldman
                                          Sachs Funds Management, Inc.
                                          (since March 1993); Vice Pre-
                                          sident, Goldman Sachs (since
                                          March 1990); Assistant Trea-
                                          surer of the Trust (April 1990
                                          to October 1991); Manager,
                                          Arthur Andersen & Co.(prior
                                          thereto).

Michael J. Richman, 35    Secretary       Vice President and Assistant
85 Broad Street                           General Counsel of Goldman
New York, NY                              Sachs (since June 1992);
10004                                     Associate General Counsel,
                                          Goldman Sachs Asset Management,
                                          Counsel to the Funds Group, GSAM
                                          (since June 1992); Partner, Hale and
                                          Dorr (September 1991 to June 1992).

Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------


Howard B. Surloff, 30     Assistant       Vice President and Assistant
85 Broad Street           Secretary       General Counsel, Goldman Sachs
New York, NY 10004                        (since November 1993 and May
                                          1994, respectively ); Counsel
                                          to the Funds Group, Goldman
                                          Sachs Asset Management (since
                                          November 1993); Formerly Asso-
                                          ciate of Shereff Friedman,
                                          Hoffman & Goodman (prior
                                          thereto).

Steven E. Hartstein, 32   Assistant       Legal Products Analyst,
85 Broad Street           Secretary       Goldman Sachs (June 1993 to
New York, NY  10004                       present); Funds Compliance
                                          Officer, Citibank Global Asset
                                          Management (August 1991 to June 1993);
                                          Legal Assistant, Brown & Wood (prior
                                          thereto).

Deborah A. Robinson  24   Assistant       Administrative Assistant,
85 Broad Street           Secretary       Goldman Sachs since January
New York, NY  10004                       1994.  Formerly at Cleary,
                                          Gottlieb, Steen & Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Beck, Mucker, Taylor and Robinson hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.


Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

For the first three quarters of fiscal 1995, each Trustee earned a quarterly retainer of $3,750 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. For the same period, the Chairman of the Board earned a quarterly retainer of $5,625 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

Effective September 1, 1995 and until further notice, each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.


The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1995:



                                                           Pension or
                                                           Retirement
                                                           Benefits                 Total Compensation
                                    Aggregate              Accrued as               from Registrant and
                                  Compensation             Part of                  Fund Complex Paid to
Name of Trustee                 from Registrant        Trust's Expenses                  Trustees
---------------                 ---------------        ----------------                  --------

William H. Springer                 $34,000                    $0                        $34,000
Edward J. Condon, Jr.               $25,250                    $0                        $25,250
John W. English                     $24,000                    $0                        $24,000
James J. Gavin                      $26,750                    $0                        $26,750
William B. Jordan*                  $25,250                    $0                        $25,250
Frederick T. Kelsey                 $26,750                    $3,822                    $30,572
Richard P. Strubel                  $28,000                    $0                        $28,000


*Retired as of December 31, 1995.


Investment Adviser, Transfer Agent and Custodian


      Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1995, Northern had over $105.5 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.


      Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Portfolios. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions (a) on common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available, and (b) on bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

      Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best overall terms available with respect to common and preferred stock, and best net price and execution with respect to bonds and other fixed income obligations. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at is discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

      The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

      Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution; (6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

      As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15% of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

      Under its Custodian Agreement (and in the case of the International Growth Portfolio its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and
(6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of the Foreign Custody Agreement, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Foreign Custody Agreement provides that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and
(iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint an agent to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of such an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolio's foreign securities.

      As compensation for the services rendered to the Trust by Northern as Custodian with respect to each Portfolio except the International Growth Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

      As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Growth Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $35,000 annually for the International Growth

Portfolio, plus (ii) 9/100th of 1% annually of the Portfolio's average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating.


      Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Growth Portfolio the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1997 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

      For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was:


                                              1995       1994       1993
                                              ----       ----       ----
Balanced Portfolio (1)                   $  181,249  $  118,582  $ 31,151
Equity Index Portfolio (2)                  380,061     265,647   147,005
Diversified Growth Portfolio (2)            845,029   1,019,000   877,490
Focused Growth Portfolio (1)                609,180     389,125    85,531
Small Company Index Portfolio (2)           172,085     148,538    75,583
International Growth Portfolio (3)        1,180,413     648,520       N/A

  ------------------
(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.

      For the same fiscal periods ended November 30 as indicated, Northern waived advisory fees as follows:


                                             1995          1994      1993
                                             ----          ----      ----
Balanced Portfolio (1)                   $  108,249  $   71,150  $ 18,766
Equity Index Portfolio (2)                  760,122     531,397   294,369
Diversified Growth Portfolio (2)            384,104     463,246   306,495
Focused Growth Portfolio (1)                228,443     145,930    32,079
Small Company Index Portfolio (2)           172,085     148,544    75,894
International Growth Portfolio (3)          295,103     161,282       N/A


  ------------------
(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.

      For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:


                                                 1995          1994        1993
                                                 ----          ----        ----
Balanced Portfolio (1)                         $ 3,624      $ 2,372      $   622
Equity Index Portfolio (2)                      40,881       26,570       14,695
Diversified Growth Portfolio (2)                15,548       18,530       14,796
Focused Growth Portfolio (1)                     7,810        4,864        1,069
Small Company Index Portfolio (2)                8,647        7,427        3,778
International Growth Portfolio (3)              14,784        8,107          N/A


------------------
(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.

      For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and in the case of the International Growth Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:


                                                 1995          1994        1993
                                                 ----          ----        ----
Balanced Portfolio (1)                         $25,924      $24,023      $18,000
Equity Index Portfolio (2)                     126,649      108,000       72,000
Diversified Growth Portfolio (2)                34,074       30,346       35,000
 Focused Growth Portfolio (1)                   25,698       19,578       18,000
Small Company Index Portfolio (2)               65,810      120,118       72,000
International Growth Portfolio (3)             160,492       17,124          N/A


-------------------
(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.


      Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.


      Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.


      In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

Portfolio Transactions

      To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern or its manager, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio.

      For the fiscal periods ended November 30 as indicated each Portfolio paid brokerage commissions as follows:



                                   Total        Total              Brokerage
Fiscal                             Brokerage    Amount of          Commissions
Year              Total            Commissions  Transactions       Paid
Ended             Brokerage        Paid to      On Which           to Brokers
November          Commissions      Affiliated   Commissions        Providing
30, 1995:         Paid             Persons      Paid               Research
---------         ----             -------      ----               --------
Balanced          $   45,837       $    0       $ 24,906,175       $ 39,287
Portfolio

Equity               112,575            0        152,546,455        112,575
Index
Portfolio

Focused              192,628            0        111,053,831        146,993
Growth
Portfolio

Diversified          438,884        3,360        248,311,354        367,010
Growth                              (.76%)*      (.51%)**
Portfolio

Small                102,688            0         58,429,480         51,692
Company
Index
Portfolio

International      2,121,410        4,425        575,340,692        787,039
Growth                              (.21%)*      (.36%)**
Portfolio


(*)   Percentage of total commissions paid
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.




                                 Total        Total              Brokerage
Fiscal                           Brokerage    Amount of          Commissions
Year              Total          Commissions  Transactions       Paid
Ended             Brokerage      Paid to      On Which           to Brokers
November          Commissions    Affiliated   Commissions        Providing
30, 1995:         Paid           Persons      Paid               Research
---------         ----           -------      ----               --------
Balanced           $37,199           $0        $20,763,184         23,386
Portfolio                            (0%)*     (0%)**

Equity             100,947          322        191,367,381         70,919
Index                               (.32%)*    (.08%)**
Portfolio

Diversified        357,742            0        220,310,149        267,491
Growth                                (0%)*    (0%)**
Portfolio

Focused            118,543            0        100,491,832         96,058
Growth                                (0%)*    (0%)**
Portfolio

Small             $188,410           $0       $110,249,401        114,478
Company                              (0%)*    (0%)**
Index
Portfolio

International     $843,097         $194       $205,832,703              0
Growth                               (.02%)*    (.04%)**
Portfolio***

  (*) Percentage of total commissions paid
 (**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
(***) For the period March 28, 1994 through November 30, 1994.


                                 Total        Total              Brokerage
Fiscal                           Brokerage    Amount of          Commissions
Year              Total          Commissions  Transactions       Paid
Ended             Brokerage      Paid to      On Which           to Brokers
November          Commissions    Affiliated   Commissions        Providing
30, 1995:         Paid           Persons      Paid               Research
---------         ----           -------      ----               --------
Balanced          $21,180        $    0         $ 12,013,041     $  9,125
Portfolio                        (0%)(1)        (0%)(2)

Equity             17,000             0          108,940,196       15,314
Index                                (0%)(1)     (0%)(2)
Portfolio

Diversified       566,788         1,134          337,911,051      375,794
Growth                            (.97%)(1)      (2.01%)(2)
Portfolio

Focused            74,059             0           38,843,350       29,465
Growth                                (0%)(1)     (0%)(2)
Portfolio

Small              51,431             0           27,706,454       49,816
Company                               (0%)(1)     (0%)(2)
Index


(1)   Percentage of total commissions paid.
(2) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

During the fiscal year ended November 30, 1995, the Equity Index Portfolio acquired and sold securities of Merrill Lynch & Co., Inc, Salomon Brothers, Inc., Morgan Stanley Group, Inc., and J.P. Morgan & Co., Inc., each a regular broker/dealer. At November 30, 1995, the Equity Index Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b- 1 under the 1940 Act, or their parents: Merrill Lynch with an aggregate value of $1,057,000, Salomon Brothers with an aggregate value of $418,000, Morgan Stanley with an aggregate value of $716,000, and J.P. Morgan with an aggregate value of $1,594,000.

During the fiscal year ended November 30, 1995, the International Equity Portfolio acquired and sold securities of Nomura Securities Co., Ltd., a regular broker/dealer. At November 30, 1995, the International Equity Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Nomura Securities with an aggregate value of $1,674,000.


Administrator and Distributor

      Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.


      For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:


                                            1995          1994       1993
                                            ----          ----       ----
Balanced Portfolio (1)                    $ 36,250     $ 23,716   $  6,230
Equity Index Portfolio (2)                 380,061      265,699    146,739

Diversified Growth Portfolio (2)           153,642      185,295    147,749
Focused Growth Portfolio (1)                76,148       48,643     10,693
Small Company Index Portfolio (2)           86,043       74,272     37,715
International Growth Portfolio (3)         147,552       81,070       N/A


-----------

(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.


      Goldman Sachs has agreed in its Administration Agreement with the Trust that if for the current fiscal year the sum of a Portfolio's expenses (including the fees paid to Goldman Sachs as Administrator, but excluding Northern's investment advisory fee, taxes, interest, brokerage and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of the Portfolio's average net assets, Goldman Sachs will reimburse the Portfolios in the amount of such excess in such year. In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. For the fiscal periods ended November 30 as indicated, the fees waived as a result of this voluntary agreement by Goldman Sachs were:



                                            1995        1994         1993
                                            ----        ----         ----
Balanced Portfolio (1)                    $ 54,375    $ 34,000   $  9,383
Equity Index Portfolio (2)                 229,985     232,849    159,354
Diversified Growth Portfolio (2)           176,821     192,499    158,608
Focused Growth Portfolio (1)               114,221      72,967     16,040
Small Company Index Portfolio (2)          129,064     111,408     57,027
International Growth Portfolio (3)         173,776     187,000       N/A


------------------

(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.

      Goldman Sachs has voluntarily agreed to reimburse the Portfolios for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .25% of the International Growth Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated were to reduce the expenses of each Portfolio by:

                                             1995       1994         1993
                                             ----       ----         ----
Balanced Portfolio (1)                    $ 79,928    $104,929    $ 36,031
Equity Index Portfolio (2)                 194,615    208,610      207,897
Diversified Growth Portfolio (2)           100,038    118,579      166,469
Focused Growth Portfolio (1)                87,261     91,040       57,149
Small Company Index Portfolio (2)          116,594    132,794      134,527
International Growth Portfolio (3)             N/A        N/A          N/A

------------------

(1)   Commenced investment operations on July 1, 1993.
(2)   Commenced investment operations on January 11, 1993.
(3)   Commenced investment operations on March 28, 1994.


      Goldman Sachs has agreed with the Trust that if, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs and Northern, but excluding taxes, interest, brokerage and extraordinary expenses such as litigation) exceeds the expense limitations applicable to such Portfolio imposed by state securities administrators, as such limitations may be lowered or raised from time to time, it will reimburse the Portfolio in the amount of such excess to the extent required by such expense limitations. As of the date of this Additional Statement the most restrictive expense limitation imposed by state securities administrators of which the Trust is aware provides that aggregate annual expenses (as defined) may not exceed 2 1/2% of the first $30,000,000 of a Portfolio's average net assets, plus 2% of the next $70,000,000 of such assets plus 1 1/2% of such assets in excess of $100,000,000; provided that under the Missouri expense limitation the aggregate annual expenses of every type paid or incurred by the Portfolios or unitholders must be substantially comparable with the aggregate annual operating and advisory expenses incurred by other investment companies with similar objectives and operating policies.


      Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1997, and thereafter for successive 12-month periods, provided that the agreement is approved annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.


     The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

     The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

Unitholder Servicing Plan

     As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, beneficially owned by such Customers or Investors.


     For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:


                                            1995            1994
                                            ----            ----
Balanced Portfolio
      Class B                                N/A             N/A
      Class C                                N/A             N/A
      Class D                                N/A             N/A
Equity Index Portfolio
      Class B                                N/A             N/A
      Class C (1)                      $4,339.08             N/A
      Class D (2)                         479.72           $0.34
Diversified Growth Portfolio
      Class B                                N/A             N/A
      Class C                                N/A             N/A
      Class D (2)                         326.04           10.94
Focused Growth Portfolio
      Class B                                N/A             N/A
      Class C                                N/A             N/A
      Class D (3)                         436.94             N/A
Small Company Index Portfolio
      Class B                                N/A             N/A
      Class C                                N/A             N/A
      Class D (4)                          44.71             N/A




                                            1995            1994
                                            ----            ----

International Growth Portfolio
      Class B                                N/A          N/A
      Class C                                N/A          N/A
      Class D (5)                            4.25         0.20

----------
(1)   Commenced operations on September 29, 1995.
(2)   Commenced operations on September 14, 1994.
(3)   Commenced operations on December 8, 1994.
(4)   Commenced operations on December 11, 1994.
(5)   Commenced operations on November 16, 1994.


      Services provided by or arranged to be provided by Institutions under their Service Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other Investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Service Agreement; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

      The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

      The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

Counsel and Auditors

      Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.


      Ernst & Young LLP, independent auditors, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


In-Kind Purchases

      Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities. In addition, the Portfolios have represented to the Texas State Securities Board that so long as units in a Portfolio are offered or sold in Texas any securities that are accepted as payment for Portfolio units will be limited to securities that are issued in transactions that involve a bona fide reorganization or statutory merger, or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of the Portfolio; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ or as evidenced by their status as U.S. Government securities, bank certificates of deposit, bankers' acceptances, corporate and other debt securities that are actively traded, money market securities and other like securities with a readily ascertainable market value.


                           PERFORMANCE INFORMATION

      Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                               T=(ERV/P)(1/n)-1

Where:      T =  average annual total return.


            ERV = ending redeemable value at the end of the applicable period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.


            P = hypothetical initial payment of $1,000.

            n = period covered by the computation, expressed in terms of years.

      Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T=[(ERV/P)]-1

      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date, (2) all recurring fees charged to all unitholder accounts are included, and (3) the portfolio transaction fee is taken into account for purchases of Small Company Index Portfolio units. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

      For the fiscal year ended November 30, 1995, the average annual total returns and aggregate total returns for the Class A, Class B, Class C and Class D units were as follows:


                              Average Annual Total Return               Aggregate Total Return
                              -------------------------------           ------------------------------
                              For the year      Since                   For the year     Since
                              ended             commencement            ended            commencement
                              11/30/95          of operations           11/30/95         of operations
                              --------          -------------           --------         -------------
Balanced Portfolio
      Class A (1)             20.22%             7.11%                  20.22%            18.07%
      Class B                  N/A               N/A                     N/A               N/A
      Class C                  N/A               N/A                     N/A               N/A
      Class D                  N/A               N/A                     N/A               N/A
Equity Index Portfolio
      Class A (2)             36.60             15.52                   36.60             51.69
      Class B                  N/A               N/A                     N/A               N/A
      Class C (4)              N/A               N/A                     3.94              3.73
      Class D (3)             36.20             26.17                   36.20             32.59
Diversified Growth Portfolio
      Class A (2)             24.55              7.86                   24.55             24.42
      Class B                  N/A               N/A                     N/A               N/A
      Class C                  N/A               N/A                     N/A               N/A
      Class D (3)             24.19             14.42                   24.19             17.76
Focused Growth Portfolio
      Class A (1)             28.38              9.92                   28.38             25.70
      Class B                  N/A               N/A                     N/A               N/A
      Class C                  N/A               N/A                     N/A               N/A
      Class D (5)              N/A               N/A                    31.00             31.00
----------
(1)   Commenced operations on July 1, 1993.
(2)   Commenced operations on January 11, 1993.
(3)   Commenced operations on September 14, 1994.
(4)   Commenced operations on September 29, 1995.
(5)   Commenced operations on December 8, 1994.




                              Average Annual Total Return               Aggregate Total Return
                              -------------------------------           ------------------------------
                              For the year      Since                   For the year     Since
                              ended             commencement            ended            commencement
                              11/30/95          of operations           11/30/95         of operations
                              --------          -------------           --------         -------------
Small Company Index Portfolio
      Class A (1)             27.76%            13.33%                  27.76%            41.17%
      Class B                   N/A              N/A                     N/A               N/A
      Class C                   N/A              N/A                     N/A               N/A
      Class D (2)               N/A              N/A                    30.50             30.50
International Growth Portfolio
      Class A (3)             (2.32)             (.15)                  (2.32)             (.26)
      Class B                  N/A               N/A                     N/A               N/A
      Class C                  N/A               N/A                     N/A               N/A
      Class D (4)             (2.78)            (5.02)                  (2.78)            (5.22)
----------
(1)   Commenced operations on January 11, 1993.
(2)   Commenced operations on December 11, 1994.
(3)   Commenced operations on March 28, 1994.
(4)   Commenced operations on November 16, 1994.


      During such period, Goldman Sachs reimbursed expenses to the Portfolios and voluntarily agreed to reduce a portion of its administration fee for each Portfolio pursuant to the undertaking described above under "Additional Trust Information Administrator and Distributor" and "-Investment Adviser, Transfer Agent and Custodian," and Northern waived a portion of its investment advisory fees with respect to the Portfolios. In the absence of such fee reductions and expense limitations, the average annual return and aggregate total return of each Portfolio with respect to Class A, Class B, Class C and Class D units would have been as follows:



                              Average Annual Total Return               Aggregate Total Return
                              -------------------------------           ------------------------------
                              For the year      Since                   For the year     Since
                              ended             commencement            ended            commencement
                              11/30/95          of operations           11/30/95         of operations
                              --------          -------------           --------         -------------
Balanced Portfolio
      Class A (1)             19.42%            6.24%                  19.42%            15.76%
      Class B                  N/A              N/A                     N/A               N/A
      Class C                  N/A              N/A                     N/A               N/A
      Class D                  N/A              N/A                     N/A               N/A
Equity Index Portfolio
      Class A (2)             36.17            15.09                   36.17             50.07
      Class B                  N/A              N/A                     N/A               N/A
      Class C (3)              N/A              N/A                     3.89              3.89
      Class D (4)             35.77            25.76                   35.77             32.08
Diversified Growth Portfolio
      Class A (2)             24.03             7.41                   24.03             22.92
      Class B                  N/A              N/A                     N/A               N/A
      Class C                  N/A              N/A                     N/A               N/A
      Class D (4)             23.67            13.93                   23.67             17.14
----------
(1)   Commenced operations on July 1, 1993.
(2)   Commenced operations on January 11, 1993.
(3)   Commenced operations on September 29, 1995.
(4)   Commenced operations on September 14, 1994.




                              Average Annual Total Return               Aggregate Total Return
                              -------------------------------           ------------------------------
                              For the year      Since                   For the year     Since
                              ended             commencement            ended            commencement
                              11/30/95          of operations           11/30/95         of operations
                              --------          -------------           --------         -------------

Focused Growth Portfolio
      Class A (1)              27.67             9.19                   27.67            23.71
      Class B                   N/A              N/A                     N/A              N/A
      Class C                   N/A              N/A                     N/A              N/A
      Class D (2)               N/A              N/A                    30.30            30.30
Small Company Index Portfolio
      Class A (3)              27.14            12.68                   27.14            41.71
      Class B                   N/A              N/A                     N/A              N/A
      Class C                   N/A              N/A                     N/A              N/A
      Class D (4)               N/A              N/A                    29.89            29.89
International Growth Portfolio
      Class A (5)              (2.63)           (0.53)                  (2.63)           (0.90)
      Class B                   N/A              N/A                     N/A              N/A
      Class C                   N/A              N/A                     N/A              N/A
      Class D (6)              (3.09)           (5.33)                  (3.09)           (5.54)

----------
(1)  Commenced operations on July 1, 1993.
(2)  Commenced operations on December 8, 1994.
(3)   Commenced operations on January 11, 1993.
(4)   Commenced operations on December 11, 1994.
(5)   Commenced operations on March 28, 1994.
(6)   Commenced operations on November 16, 1994.


      The Balanced Portfolio calculates its 30-day (or one month) standard yield as described in the Prospectus for a class of units in accordance with the method prescribed by the SEC for mutual funds:


                   Yield=2[((a-b/cd)+1) TO THE 6TH POWER -1]


Where:         a = dividends and interest earned during the period.

               b = expenses accrued for the period (net of reimbursements).

               c = the average daily number of units outstanding during the period that were entitled to receive dividends.

               d = maximum offering price per unit on the last of the period.


      For the 30 day period ended November 30, 1995, the annualized yield of the Class A units was 2.80%. During such period, Goldman Sachs reimbursed expenses to the Portfolio and voluntarily agreed to reduce a portion of its administration fees under "Additional Trust Information - Administrator and Distributor", and Northern waived a portion of its investment advisory fees with respect to the Portfolio. In the absence of such advisory and administration fee reductions and expense limitations, the 30-day yield for Class A units would have been 2.13%.


      The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

      Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.

                                    TAXES

      The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

General

      Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

      In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

      Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units.

      In the case of corporate unitholders, distributions of a Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

      Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15 million and $18,333,333).


      If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

      Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

      The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.


      The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."




Taxation of Certain Financial Instruments

      Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that the Portfolios must distribute to their respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test described above.

      Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those

Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but, in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

      A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the

Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

Foreign Investors

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

Conclusion

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.


      Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                             DESCRIPTION OF UNITS


      The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's sixteen existing series, which represent interests in the Trust's sixteen respective portfolios, six of which are discussed in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of the Trust's Non-Money Market Portfolios (except the Short Duration Portfolio): Class A, B, C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.


      The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

      Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

      As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

      Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.


      As of March 1, 1996 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the Portfolios as of March 1, 1996:


                                                   Number        Percentage
                                                     of          Outstanding
                                                   Units         Units
                                                   -----         -----------

BALANCED PORTFOLIO
         The Northern Trust Company
          Thrift Incentive Plan                    1,466,736         41.1%
         Retirement Trust for Employees
          of Tetra Pak Inc.                          786,999         22.1

DIVERSIFIED GROWTH PORTFOLIO
         The Northern Trust Company
          Pension Plan                             4,258,918         36.3

EQUITY INDEX PORTFOLIO
         The Northern Trust Company
           Thrift Incentive Plan                   7,264,850         19.2
         Libby-Owens-Ford Company
           Savings Trust                           3,137,911          8.3
         The Northern Trust Company
           Pension Plan                            2,434,757          6.4
         Presbyterian Healthcare
           Service                                 2,360,428          6.2
         American Bankers Association              2,142,750          5.7

FOCUSED GROWTH PORTFOLIO
         The Northern Trust Company
           Thrift Incentive Plan                   3,213,220         43.2
         Doe Run Resources Corporation
           Retirement Plan                           827,933         11.1
         Rexene Corporation
           Retirement Plan                           457,335          6.2
         Graham Foundation for Advanced
           Studies in the Fine Arts                  430,373          5.8

SMALL COMPANY PORTFOLIO
         The Northern Trust Company
           Pension Plan                            2,406,184         30.3
         Doe Run Resources Corporation
           Retirement Plan                           628,456          7.9
         Tuthill Corporation Master
           Retirement Trust                          498,556          6.3



                                                   Number        Percentage
                                                     of          Outstanding
                                                   Units         Units
                                                   -----         -----------

INTERNATIONAL GROWTH PORTFOLIO
         The Northern Trust Company
           Pension Plan                            2,067,492         15.3%
         First National Bank of
           North Dakota                              981,959          7.3
         Global Industrial Technologies, Inc.
           Master Retirement Trust                   904,632          6.7
         Doe Run Resources Corporation
           Retirement Plan                           891,417          6.6



                              OTHER INFORMATION



         The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.


         Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.


         Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS


         The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the Annual Report for the fiscal year ended November 30, 1995 are hereby incorporated herein by reference and attached hereto. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                   APPENDIX A

Description of Bond Ratings

     The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:

      AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

      A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



      BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

      BB and B-Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.



      To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                       1-A

      S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

      The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

      Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba and B-Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.


      The foregoing ratings for corporates and municipal long-term debt are sometimes presented in parenthesis preceded with a "con" indicating the bonds are rated conditionally. Such


                                       2-A
parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bond.

      The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long term debt:


      AAA-Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA-Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A-Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.


      BBB-Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


      BB and B-Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

      To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

      The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

      AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds related in the "AAA"

                                       3-A
      and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

      A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB and B-Bonds considered to be speculative investments with respect to the timely payment of principal and interest in accordance with the terms of the obligation.

      To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Description of Municipal Note Ratings

      The following summarizes the two highest ratings by S&P for short-term municipal notes:

      SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

      SP-2-Satisfactory capacity to pay principal and interest.

      The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

      MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

                                       4-A

      The two highest rating categories of D&P for short-term debt are D1 and D2. D&P employs three designations, D1+, D1 and D1-, within the highest rating category. D1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


      D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for new municipal notes.

Description of Commercial Paper Ratings

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.


      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers or related supporting institutions rated Prime-2 are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


      The following summarizes the highest ratings used by Fitch for short-term obligations:

      F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       5-A

      F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

      F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.


      D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.


                                       6-A

                                   APPENDIX B

As stated in their Prospectus, the Portfolios may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.    Interest Rate Futures Contracts


      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.


      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases

                                       1-B
the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.


II.   Index Futures Contracts


      General. A stock or bond index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.

      A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.


                                       2-B

      In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III.  Futures Contracts on Foreign Currencies (International
      Growth Portfolio)

      A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.   Margin Payments

      Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has

                                       3-B
declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.


V.    Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by the Portfolios as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

                                       4-B

      When futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact

                                       5-B
correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

      Futures purchased or sold by the International Growth Portfolio (and related options) may be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transaction, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures

                                       6-B
exchange. In particular, the International Growth Portfolio's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.   Options on Futures Contracts

      The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.


      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves


                                       7-B
risks similar to those risks relating to the sale of futures contracts.

                                       8-B

VII.  Other Matters

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                       9-B

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE BENCHMARK FUNDS
                                4900 Sears Tower
                             Chicago, Illinois 60606

                           GOVERNMENT SELECT PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          DIVERSIFIED ASSETS PORTFOLIO
                              TAX-EXEMPT PORTFOLIO


This Statement of Additional Information (the "Additional Statement") dated April 1, 1996 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios of The Benchmark Funds (the "Prospectus") dated April 1, 1996. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


                               ------------------

                                      INDEX

                                                                        Page
                                                                        ----

ADDITIONAL INVESTMENT INFORMATION                                       B-3
         Investment Objectives and Policies                             B-3
         Investment Restrictions                                        B-9

ADDITIONAL TRUST INFORMATION                                            B-13
         Trustees and Officers                                          B-13

         Investment Adviser,

         Transfer Agent and Custodian                                   B-20
         Administrator and Distributor                                  B-25
         Counsel and Auditors                                           B-27

PERFORMANCE INFORMATION                                                 B-28
AMORTIZED COST VALUATION                                                B-29
DESCRIPTION OF UNITS                                                    B-31
ADDITIONAL INFORMATION CONCERNING TAXES                                 B-34

         General                                                        B-34
         Special Tax Considerations
         Pertaining to the
         Tax-Exempt Portfolio                                           B-36
         Foreign Investors                                              B-37
         Conclusion                                                     B-37

OTHER INFORMATION                                                       B-37
FINANCIAL STATEMENTS                                                    B-39
APPENDIX A (Description of Securities Ratings)                          1-A

                                ----------------

No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

Units of the Trust are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, The Northern Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. There can be no assurance that any Portfolio will be able to maintain a stable net asset value of $1.00 per unit. An investment in a Portfolio involves investment risk, including possible loss of principal.

                        ADDITIONAL INVESTMENT INFORMATION

Investment Objectives and Policies

The following supplements the investment objectives and policies of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios (the "Portfolios") of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

Description of Commercial Paper, Bankers' Acceptances, Certificates of Deposit and Time Deposits

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

As stated in the Prospectus, the Diversified Assets Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Description of Asset-Backed Securities

The Diversified Assets Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

U.S.  Government Obligations

Examples of the types of U.S. Government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

Custodial Receipts for Treasury Securities

The Portfolios (other than the Government Select Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

U.S.  Treasury STRIPS

Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. All Portfolios, including the Government Select Portfolio, may acquire securities registered under the STRIPS program.

Bank and Deposit Notes

The Diversified Assets Portfolio may purchase bank and deposit notes. Bank notes rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Variable and Floating Rate Instruments

With respect to the variable and floating rate instruments that may be acquired by the Portfolios as described in the Prospectus, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is of "high quality," the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Portfolios will invest in variable and floating rate instruments only when Northern deems the investment to involve minimal credit risk. In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Portfolios, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Investment Companies


Each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.


Repurchase Agreements


Each Portfolio may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.


Lending Securities

Collateral for loans of portfolio securities made by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or (with respect to the Diversified Assets Portfolio) irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

Forward Commitments and When-Issued Securities

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account cash, U.S. Government securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Yields and Ratings

The yields on certain obligations, including the money market instruments in which the Portfolios invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, D&P, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Municipal Instruments

Opinions relating to the validity of Municipal Instruments and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the Trust nor Northern will review the proceedings relating to the issuance of Municipal Instruments or the bases for such opinions.

An issuer's obligations under its Municipal Instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Instruments may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on Municipal Instruments. Future proposals could materially adversely affect the availability of Municipal Instruments for investment by the Tax-Exempt Portfolio and the liquidity and value of the Portfolio. In such an event the Board of Trustees would reevaluate the Portfolio's investment objective and policies and consider changes in its structure or possible dissolution.

Interest earned by the Tax-Exempt Portfolio on private activity bonds (if any) that is treated as a specific tax preference item under the Federal alternative minimum tax will not be deemed to have been derived from Municipal Instruments for purposes of determining whether that Portfolio meets its fundamental policy that at least 80% of its annual gross income be derived from Municipal Instruments.

Standby Commitments

The Tax-Exempt Portfolio may enter into standby commitments with respect to Municipal Instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option a specified Municipal Instrument at its amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Instruments and may be sold, transferred or assigned only with the instruments involved.

The Tax-Exempt Portfolio expects that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a standby commitment either separately in cash or by paying a higher price for Municipal Instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each standby commitment is acquired.

The Portfolio intends to enter into standby commitments only with dealers, banks and broker-dealers which, in Northern's opinion, present minimal credit risks. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation or assumed maturity of the underlying Municipal Instrument which will continue to be valued in accordance with the amortized cost method. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

Investment Restrictions

Each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements for the Diversified Assets, Government and Government Select Portfolios) except to secure permitted borrowings.

     (3) Purchase or sell real estate or securities issued by real estate investment trusts, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs.

     (5) Invest in companies for the purpose of exercising control or management.

     (6) Act as underwriter of securities (except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position, or write puts, calls or combinations thereof.

     (7) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation.

     (8) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of the Tax-Exempt Portfolio may be invested in any securities, and up to 25% of the value of the total assets of each of the other Portfolios may be invested in repurchase agreements, certificates of deposit and bankers' acceptances, without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

     (9) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (10) Borrow money (other than pursuant to reverse repurchase agreements for the Portfolios described above), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Trust's Portfolios by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

                                   *   *   *

The freedom of action reserved in Restriction No. 9 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks.

In addition, as matters of fundamental policy, the Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the applicable Portfolio's total assets; and the Tax-Exempt Portfolio may not acquire direct ownership of industrial development bonds if, as a result of such acquisition, more than 5% of the value of its total assets would be invested in industrial development bonds where payment of principal and interest is the responsibility of companies (including their predecessors) with less than three years of operating history and such bonds are not guaranteed as to principal and interest by companies (including their predecessors) with three years or more of operating history.

Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual.

In applying Restriction No. 8 and Restriction No. 9 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

In order to permit the sale of the Portfolio's units in certain states, the Trust may make commitments with respect to the Portfolios that are more restrictive than the investment policies listed above and in the Prospectus. To permit the sale of the units of the Government Select Portfolio in Texas, the Trust has agreed that the Portfolio will not invest in real estate limited partnership interests, or in oil, gas or mineral leases. Should the Trust determine that the above commitments (or any other commitment made to permit the sale of a Portfolio's units in any state) are no longer in the best interests of the Portfolio, it will revoke the commitment by terminating sales of the Portfolio's units in the state involved.

                          ADDITIONAL TRUST INFORMATION

Trustees and Officers

Information pertaining to the Trustees and officers of the Trust is set forth below.

Name, Age                                   Positions                  Principal Occupation(s)
and Address                                 with Trust                 During Past 5 Years
-----------                                 ----------                 -------------------

William H. Springer, 66                     Chairman                   Vice Chairman of Ameritech
701 Morningside Drive                       and                        (a telecommunications
Lake Forest, IL 60045                       Trustee                    holding company; February
                                                                       1987 to retirement in
                                                                       August 1992); Vice Chair-
                                                                       man, Chief Financial and
                                                                       Administrative Officer,
                                                                       prior thereto; Director,
                                                                       Walgreen Co. (a retail
                                                                       drug store business);
                                                                       Director of Baker,
                                                                       Fentress & Co. (a closed-
                                                                       end, non-diversified
                                                                       management investment
                                                                       company)  (April 1992 to
                                                                       present).

Edward J. Condon, Jr., 54                   Trustee                    Chairman of The Paradigm
227 West Monroe Street                                                 Group, Ltd. (a financial
Chicago, IL 60606.                                                     advisor) since July 1993.
                                                                       Vice President and
                                                                       Treasurer of Sears, Roebuck
                                                                       and Co. (a retail
                                                                       corporation) from February
                                                                       1989 to July 1993.  Within
                                                                       the last five years he has
                                                                       served as a Director of:
                                                                       Sears Roebuck Acceptance
                                                                       Corp.; Discover Credit
                                                                       Corp.; Sears Receivables
                                                                       Financing Group, Inc.;
                                                                       Sears Credit Corp.; and
                                                                       Sears Overseas Finance N.V.

John W. English, 61                         Trustee                    Private Investor.  Vice
50-H New England Avenue                                                President and Chief
P.O. Box 640                                                           Investment Officer of The
Summit, NJ 07902-0640.                                                 Ford Foundation (a
                                                                       charitable trust) from 1981
                                                                       until 1993.  Trustee:  The
                                                                       China Fund, Inc.; Paribas
                                                                       Trust for the Institutions;


Name, Age                                   Positions                  Principal Occupation(s)
and Address                                 with Trust                 During Past 5 Years
-----------                                 ----------                 -------------------

                                                                       Retail Property Trust;
                                                                       Sierra Trust; American Red
                                                                       Cross in Greater New York;
                                                                       Mote Marine Laboratory; and
                                                                       United Board for Christian
                                                                       Higher Education in Asia.
                                                                       Director: University of
                                                                       Iowa Foundation; Blanton-
                                                                       Peale Institutes of
                                                                       Religion and Health;
                                                                       Community Foundation of
                                                                       Sarasota County; Duke
                                                                       Management Company; and
                                                                       John Ringling Centre
                                                                       Foundation.

James J. Gavin, Jr., 72                     Trustee                    Vice Chairman from January
161 Thorntree Lane                                                     1985 to August 1987 and
Winnetka, IL 60093                                                     Senior Vice President-
                                                                       Finance and Chief Financial
                                                                       Officer from 1975 to
                                                                       January 1985 of Borg-Warner
                                                                       Corporation (a diversified
                                                                       manufacturing company also
                                                                       engaged in providing
                                                                       financial and protective
                                                                       services). Director of
                                                                       Service Corporation
                                                                       International (a funeral
                                                                       service/cemetery company),
                                                                       Stepan Corporation (a
                                                                       producer of basic and
                                                                       intermediate chemicals),
                                                                       Borg-Warner Industrial
                                                                       Products, Inc. (a
                                                                       supplier of advanced
                                                                       technology fluid transfer
                                                                       and control equipment,
                                                                       systems and services).

Frederick T. Kelsey, 67                     Trustee                    Consultant to Goldman Sachs
3133 Laughing Gull Court                                               from December 1985 through
Johns Island,                                                          February 1988.  Director of
South Carolina 29455.                                                  Goldman Sachs Funds Group
                                                                       and Vice President of
                                                                       Goldman Sachs from May 1981
                                                                       until his retirement in
                                                                       November 1985. President
                                                                       and Treasurer of the Trust
                                                                       through August 1985.


Name, Age                                   Positions                  Principal Occupation(s)
and Address                                 with Trust                 During Past 5 Years
-----------                                 ----------                 -------------------
                                                                       Trustee, various management
                                                                       investment companies
                                                                       affiliated with Kemper
                                                                       Financial Companies.

Richard P. Strubel, 56                      Trustee                    President and Chief
70 West Madison St                                                     Executive Officer, Tandem
Inc. Suite 1400                                                        Partners, (a diversified
Chicago, IL 60602                                                      manufacturer of fastening
                                                                       systems and connectors)
                                                                       (since January 1984)

Marcia L. Beck, 40                          President                  Director, Institutional
One New York Plaza                                                     Funds Group, GSAM (since
New York, NY                                                           September 1992); Vice
10004                                                                  President and Senior
                                                                       Portfolio Manager, Goldman
                                                                       Sachs Asset Management from
                                                                       June 1988 to Present; Vice
                                                                       President, Funds Group of
                                                                       Goldman Sachs Asset
                                                                       Management May 1985 to June
                                                                       1988

Paul Klug, 44                               Vice                       Vice President of Goldman
One New York Plaza                          President                  Sachs; Director of
New York, NY 10004                                                     Proprietary Mutual Funds of
                                                                       GSAM (since February 1994);
                                                                       Chief Operating Officer,
                                                                       Vista Capital Management,
                                                                       Chase Manhattan Bank (from
                                                                       January 1990 to February
                                                                       1994); Vice President,
                                                                       JP Morgan (February 1984 to
                                                                       January 1990).

Pauline Taylor, 49                          Vice                       Vice President of Goldman
4900 Sears Tower                            President                  Sachs since June 1992.
Chicago, IL 60606                                                      Consultant since 1989.
                                                                       Senior Vice President of
                                                                       Fidelity Investments prior
                                                                       to 1989.

Nancy L. Mucker, 46                         Vice                       Vice President, Goldman
4900 Sears Tower                            President                  Sachs and Co-Manager of
Chicago, IL                                                            Shareholder Services for
60606                                                                  GSAM Funds Group.

Name, Age                                   Positions                  Principal Occupation(s)
and Address                                 with Trust                 During Past 5 Years
-----------                                 ----------                 -------------------
John W. Mosior, 57                          Vice                       Vice President, Goldman
4900 Sears Tower                            President                  Sachs and Co-Manager of
Chicago, IL                                                            Shareholder Services for
60606                                                                  GSAM Funds Group.

Scott M. Gilman, 36                         Treasurer                  Director, Mutual Funds
One New York Plaza                                                     Administration, Goldman
New York, NY 10004                                                     Sachs Asset Management
                                                                       (since April 1994),
                                                                       Assistant Treasurer,
                                                                       Goldman Sachs Funds
                                                                       Management, Inc. (since
                                                                       March 1993); Vice Pre-
                                                                       sident, Goldman Sachs
                                                                       (since March 1990); Assis-
                                                                       tant Treasurer of the
                                                                       Trust (April 1990 to Octo-
                                                                       ber 1991); Manager,
                                                                       Arthur Andersen & Co.
                                                                       (prior thereto).

Michael J. Richman, 35                      Secretary                  Vice President and
85 Broad Street                                                        Assistant General Counsel
New York, NY 10004                                                     of Goldman Sachs (since June
                                                                       1992); Associate General
                                                                       Counsel, Goldman Sachs
                                                                       Asset Management, Counsel
                                                                       to the Funds Group, GSAM
                                                                       (since June 1992);
                                                                       Partner, Hale and Dorr
                                                                       (September 1991 to June
                                                                       1992).

Howard B. Surloff, 30                       Assistant                  Vice President and
85 Broad Street                             Secretary                  Assistant General Counsel,
New York, NY 10004                                                     Goldman Sachs (since Novem-
                                                                       ber 1993 and May 1994,
                                                                       respectively); Counsel
                                                                       to the Funds Group,
                                                                       Goldman Sachs Asset
                                                                       Management (since November
                                                                       1993); Formerly Associate
                                                                       of Shereff Friedman,
                                                                       Hoffman & Goodman (prior
                                                                       thereto).

Steven E. Hartstein, 32                     Assistant                  Legal Products Analyst,
85 Broad Street                             Secretary                  Goldman Sachs (June 1993 to
New York, NY  10004                                                    present); Funds Compliance

Name, Age                                   Positions                  Principal Occupation(s)
and Address                                 with Trust                 During Past 5 Years
-----------                                 ----------                 -------------------
                                                                       Officer, Citibank Global
                                                                       Asset Management (August
                                                                       1991 to June 1993); Legal
                                                                       Assistant, Brown & Wood
                                                                       (prior thereto).

Deborah A. Robinson, 24                     Assistant                  Administrative Assistant,
85 Broad Street                             Secretary                  Goldman Sachs since
New York, NY  10004                                                    January 1995.  Formerly at
                                                                       Cleary, Gottlieb, Steen &
                                                                       Hamilton.


Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff, Hartstein and Mmes. Beck, Mucker, Taylor and Robinson hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.


Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.


For the first three quarters of fiscal 1995, each Trustee earned a quarterly retainer of $3,750 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. For the same period, the Chairman of the Board earned a quarterly retainer of $5,625 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

Effective September 1, 1995 and until further notice, each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1995:


                                                                              Pension or
                                                                              Retirement                          Total
                                                                               Benefits                      Compensation from
                                           Aggregate                          Accrued as                      Registrant and
                                          Compensation                         Part of                     Fund Complex Paid
Name of Trustee                      from the Registrant                   Trust's Expenses                    to Trustees
---------------                      -------------------                   ----------------                    -----------

William H. Springer                         $34,000                             $    0                           $34,000
Edward J. Condon, Jr.                       $25,250                             $    0                           $25,250
John W. English                             $24,000                             $    0                           $24,000
James J. Gavin                              $26,750                             $    0                           $26,750
William B. Jordan*                          $25,250                             $    0                           $25,250
Frederick T. Kelsey                         $26,750                             $3,822                           $30,572
Richard P. Strubel                          $28,000                             $    0                           $28,000


*Retired as of December 31, 1995.

Investment Adviser, Transfer Agent and Custodian


Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1995, Northern had over $105.5 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.


Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for each Portfolio and placing purchase and sale orders for the portfolio transactions of the Portfolios.

Under its Transfer Agency Agreement with the Trust, Northern has undertaken to
(1) answer customer inquiries regarding the current yield of, and certain other matters (e.g. account status information) pertaining to, the Trust, (2) process purchase and redemption transactions, including transactions generated by any service provided outside of the Agreement by Northern, its affiliates or correspondent banks whereby customer account cash balances are automatically invested in units of the Portfolios, and the disbursement of the proceeds of redemptions, (3) establish and maintain separate omnibus accounts with respect to unitholders investing through Northern or any of its affiliates and correspondent banks and act as transfer agent and perform sub-accounting services with respect to each such account, (4) provide periodic statements showing account balances, (5) mail reports and proxy materials to unitholders, and (6) provide information in connection with the preparation by the Trust of various regulatory reports and prepare reports to the Trustees and management. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate equal to $18 for each subaccount relating to units of the Trust. This fee is subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment. Northern's affiliates and correspondent banks may receive compensation for performing the services described in the preceding paragraph that Northern would otherwise receive. Conflict-of-interest restrictions under state and Federal law (including the Employee Retirement Income Security Act of 1974) may apply to the receipt by such affiliates or correspondent banks of such compensation in connection with the investment of fiduciary funds in Portfolio units.

Under its Custodian Agreement with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's securities held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern has appointed Morgan Guaranty Trust Company, 30 West Broadway, New York, New York 10015, as subcustodian to hold certain types of tax-exempt securities in a form of private book-entry system. Other banks may also serve as subcustodians for Northern in similar arrangements in the future. Northern may also appoint an agent to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of such an agent shall not relieve Northern of any of its responsibilities under the Agreement.

As compensation for the services rendered to the Trust by Northern as Custodian, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by

Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.


For the fiscal years ended November 30, 1995, November 30, 1994 and November 30, 1993, the amount of the Advisory Fee (after fee waivers) incurred by each Portfolio was as follows:



                                         1995            1994            1993
                                      ----------      ----------      ----------
Government Select
  Portfolio                           $  569,065      $  412,427      $  358,237
Government Portfolio                   1,938,878       2,217,731       2,927,719
Diversified Assets
  Portfolio                            7,080,710       7,778,438       8,092,577
Tax-Exempt Portfolio                   1,687,136       2,619,554       3,047,456



In addition, for the fiscal years ended November 30, 1995, 1994 and 1993, Northern waived additional advisory fees with respect to the Government Select Portfolio in the amounts of $853,605, $622,131 and $537,356. Northern waived additional advisory fees with respect to the Government Portfolio for the period from June 1, 1994 through July 31, 1994 in the amount of $69,721.

For the fiscal years ended November 30, 1995, November 30, 1994 and November 30, 1993, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:



                                            1995           1994           1993
                                          --------       --------       --------
Government Select
  Portfolio                               $ 25,000       $ 24,000       $ 46,968
Government Portfolio                        32,000         42,000         55,212
Diversified Assets
  Portfolio                                110,000        171,999        205,346
Tax-Exempt Portfolio                        32,000         61,000         74,010

For the fiscal years ended November 30, 1995, November 30, 1994 and November 30, 1993, the amount of the Custodian Fees incurred by each Portfolio was as follows:



                                            1995           1994           1993
                                          --------       --------       --------
Government Select
  Portfolio                               $ 75,122       $ 55,000       $ 49,939
Government Portfolio                       101,086        110,235        151,825
Diversified Assets
  Portfolio                                317,635        345,186        373,584
Tax-Exempt Portfolio                        97,551        126,449        155,017


In connection with portfolio transactions for the Portfolios, which are generally done at a net price without a broker's commission, Northern's Advisory Agreement provides that Northern shall attempt to obtain the best net price and execution. For the fiscal years ended November 30, 1995, 1994 and 1993, all portfolio transactions for the Portfolios were executed on a principal basis and, therefore, no brokerage commissions were paid by the Portfolios. Purchases by the Portfolios from underwriters of portfolio securities, however, normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer's cost for a given security and the resale price of the security.


Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

Northern is active as an underwriter of municipal instruments. Under the 1940 Act the Portfolios are precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Portfolios to pursue their respective investment objectives.

Goldman Sachs is also an active investor, dealer and/or underwriter in many types of money market instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)


Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1997, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust. The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.


Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust. Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

Administrator and Distributor

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of all aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.


For the fiscal years ended November 30, 1995, 1994 and 1993, the amount of the Administration Fee incurred by each Portfolio was as follows:



                                          1995            1994            1993
                                      ----------      ----------      ----------
Government Select
  Portfolio                           $  751,804      $  590,000      $  569,472
Government Portfolio                     895,112       1,118,000       1,016,309
Diversified Assets
  Portfolio                            1,928,672       1,917,000       1,879,468
Tax-Exempt Portfolio                     828,163         777,000       1,032,752

For the fiscal years ended November 30, 1995, 1994 and 1993, pursuant to a voluntary undertaking, Goldman Sachs reimbursed each Portfolio as follows:


                                            1995           1994           1993
                                          --------       --------       --------
Government Select
  Portfolio                               $346,936       $348,837       $478,314
Government Portfolio                       369,546        525,528        414,954
Diversified Assets
  Portfolio                                      0              0         26,792
Tax-Exempt Portfolio                       389,481         66,927        383,252



Goldman Sachs has agreed in its Administration Agreement with the Trust that if for the current fiscal year the sum of a Portfolio's expenses (including the fees paid to Goldman Sachs as Administrator, but excluding Northern's investment advisory fee, taxes, interest, brokerage and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of the Portfolio's average net assets, Goldman Sachs will reimburse the Portfolios in the amount of such excess in such year. In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders.


Pursuant to this undertaking, for the fiscal years ended November 30, 1995, 1994 and 1993, reductions in the administration fee were as follows:

                                            1995           1994           1993
                                          --------       --------       --------
Government Select
  Portfolio                               $      0       $      0       $ 19,255
Government Portfolio                             0              0         81,643
Diversified Assets
  Portfolio                                      0              0        251,309
Tax-Exempt Portfolio                             0              0         89,130


Goldman Sachs has also agreed that if, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs and Northern, but excluding taxes, interest, brokerage and extraordinary expenses such as litigation) exceeds the expense limitations applicable to such Portfolio imposed by state securities administrators, as such limitations may be lowered or raised from time to time, it will reimburse the Portfolio in the amount of such excess to the extent required by such expense limitations. As of the date of this Additional Statement the most restrictive expense limitation imposed by state securities administrators of which the Trust is aware provides that aggregate annual expenses (as defined) may not exceed 2 1/2% of the first $30,000,000 of a Portfolio's average net assets, plus 2% of the next $70,000,000 of such assets plus 1 1/2% of such assets in excess of $100,000,000; provided that under the Missouri expense limitation the aggregate annual expenses of every type paid or incurred by the Portfolios or unitholders must be substantially comparable with the aggregate annual operating and advisory expenses incurred by other investment companies with similar objectives and operating policies.


Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1997, and thereafter for successive 12-month periods, provided that the agreement is approved annually
(1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.


The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells shares of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of Trust shares (excluding preparation and typesetting expenses) and of all other sales presentations, mailings, advertising and other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

Counsel and Auditors

Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP prepares the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                             PERFORMANCE INFORMATION

From time to time the Trust may advertise quotations of "yields" and "effective yields" with respect to each Portfolio's units, and "tax-equivalent yields" with respect to units of the Government Select Portfolio and Tax-Exempt Portfolio computed in accordance with a standardized method, based upon the seven-day period ended on the date of calculation. In arriving at such quotations as to "yield," the Trust first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the period (such net change being inclusive of the value of any additional units issued in connection with distributions of net investment income as well as net investment income accrued on both the original unit and any such additional units, but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

The "effective yield" with respect to the units of a Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

"Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate, and then adding the product to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.

Quotations of yield, effective yield and tax-equivalent yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern, its affiliates or correspondent banks on their customers in connection with investments in units of the Portfolios are not reflected in the calculation of yields for the Portfolios.

The annualized yield of each Portfolio with respect to units for the seven-day period ended November 30, 1995 was as follows:

                                                    Effective   Tax-Equivalent
                                     Yield            Yield        Yield
                                     -----            -----        -----

Government Select
  Portfolio                          5.50%            5.65%         N/A
Government Portfolio                 5.45             5.60          N/A
Diversified Assets
  Portfolio                          5.57             5.72          N/A
Tax-Exempt Portfolio                 3.56             3.62          5.89%


The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Additional Trust Information - Administrator and Distributor" or "-- Investment Adviser, Transfer Agent and Custodian." In the absence of such fee reductions and expense limitations, the annualized yield of each Portfolio with respect to units for the same seven-day period would have been as follows:

                                                    Effective   Tax-Equivalent
                                     Yield            Yield        Yield
                                     -----            -----        -----

Government Select
  Portfolio                         5.30%             5.44%         N/A
Government Portfolio                5.41              5.56          N/A
Diversified Assets
  Portfolio                         5.57              5.72          N/A
Tax-Exempt Portfolio                3.53              3.59          5.84%

Each Portfolio's yield fluctuates, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze a Portfolio as compared to other money market funds and other investment vehicles. However, yields of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining yield.

                            AMORTIZED COST VALUATION

As stated in the Prospectus, each Portfolio seeks to maintain a net asset value of $1.00 per unit and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if the Portfolio sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.


Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Trust's operations and delegating special responsibilities involving portfolio management to Northern, has established procedures that are intended, taking into account current market conditions and the Portfolios' investment objectives, to stabilize the net asset value of each Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per unit. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per unit and the net asset value per unit based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Portfolio exceeds certain limits or Northern believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing unitholders, the Trust will take action in accordance with the 1940 Act and the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending unitholder income accruals, redeeming units in kind, or utilizing a net asset value per unit based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing unitholders which might arise from Market Value Differences. In particular, if losses were sustained by a Portfolio, the number of outstanding units might be reduced in order to maintain a net asset value per unit of $1.00. Such reduction would be effected by having each unitholder proportionately contribute to the Portfolio's capital the necessary units to restore such net asset value per unit. Each unitholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

Rule 2a-7 requires that each Portfolio limit its investments to instruments which Northern determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that each Portfolio maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per unit and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 13 months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires a Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

                              DESCRIPTION OF UNITS

The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in different investment portfolios. The Trustees may hereafter create series in addition to the Trust's existing sixteen series which represent interests in the sixteen respective Portfolios. The Prospectus and this Additional Statement relate only to the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios. For information on the Trust's other investment portfolios call Goldman Sachs at the toll-free number on page 1.

Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an interest in the particular Portfolio with each other unit of the same Portfolio and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, its unitholders are entitled to share pro rata in the net assets belonging to that Portfolio available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus and under "Amortized Cost Valuation" in this Additional Statement. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the

Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding units of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular Portfolio.

As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.


Units are held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks who have invested in the Portfolios. As of March 1, 1996, the trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the Portfolios as of March 1, 1996:

                                                                     Percentage
                                                                     of
                                                                     Outstand-
                                                 Number of           ing
                                                 Units               Units
                                                 -----               -----

GOVERNMENT SELECT PORTFOLIO
Acadia Trust Company                             60,017,350          6.9%
Mercantile Bank NA (St. Louis)                   48,287,507          5.6

GOVERNMENT PORTFOLIO
Grinnell College Endowment Fund                  79,322,262          8.6
Dauphin Deposit Bank
  and Trust Company                              54,183,000          5.8

TAX-EXEMPT PORTFOLIO
Health Care Indemnity Inc.                       75,889,554         10.2
Laurence A. & Preston R. Tisch
  Tenants in Common                              55,884,527          7.5


                     ADDITIONAL INFORMATION CONCERNING TAXES

General

Each Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. By following this policy, each Portfolio expects to eliminate or reduce to a nominal amount the Federal income taxes to which it may be subject. If for any taxable year a Portfolio does not qualify for the special Federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, the Portfolio's distributions (including amounts derived from interest on Municipal Instruments in the case of the Tax-Exempt Portfolio) would be taxable as ordinary income for Federal income tax purposes to the Portfolio's unitholders, to the extent of its current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate unitholders.

In order to qualify as a regulated investment company for a taxable year under the Code, each Portfolio must comply with certain requirements. First, each Portfolio must distribute to its unitholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) (the "90% distribution requirement"). At least 90% of the gross income of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test"). In addition, a Portfolio must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by a Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. Finally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to unitholders within 60 days after the close of the Portfolio's taxable year.

Ordinary income of individuals (including short-term capital gains) is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum marginal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15 million and $18,333,333).

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and gross sale proceeds paid to any unitholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."


Special Tax Considerations Pertaining to the Tax-Exempt Portfolio

As described above and in the Prospectus, the Tax-Exempt Portfolio is designed to provide investors with current tax-exempt interest income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Units of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio's dividends being tax-exempt. In addition, the Portfolio may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

In order for the Tax-Exempt Portfolio to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Portfolio must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to unitholders not later than 60 days after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Portfolio with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all unitholders receiving dividends from the Portfolio with respect to such year.

Interest on indebtedness incurred by a unitholder to purchase or carry Portfolio units generally is not deductible for Federal income tax purposes if the Portfolio's distributions are not subject to Federal income tax.

Foreign Investors

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Trust.

Conclusion

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

                                OTHER INFORMATION


During the fiscal year ended November 30, 1995, the Diversified Assets Portfolio acquired and sold securities of SBC Capital Markets, Merrill Lynch & Co., Inc., UBS Securities, Inc. and J.P.

Morgan Securities, Inc., each a regular broker/dealer or parent. At November 30, 1995, the Diversified Assets Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: SBC Capital Markets with an aggregate value of $200,000,000, Merrill Lynch with an aggregate value of $67,084,000, UBS Securities with an aggregate value of $100,000,000 and J.P. Morgan Securities with an aggregate value of $128,305,000.

During the fiscal year ended November 30, 1995, the Government Portfolio acquired and sold securities of J.P. Morgan Securities, Inc. and SBC Capital Markets, each a regular broker/dealer. At November 30, 1995, the Government Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents:
SBC Capital Markets with an aggregate value of $200,000,000 and J.P. Morgan Securities with an aggregate value of $99,763,000.


The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.


Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Trust or of additional Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax services and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company

Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.


                              FINANCIAL STATEMENTS


The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the annual report to unitholders for the fiscal year ended November 30, 1995 (the "Annual Report") are hereby incorporated herein by reference. No other part of the Annual Report is incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman Sachs toll-free at 800-621-2550.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


The following is a description of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch") and Thomson BankWatch, Inc. ("TBW").


Long-Term Corporate and Tax-Exempt Debt Ratings


The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality.

                                       1-A

Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.


The two highest ratings of TBW for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be extremely high. Bonds rated AA indicate a very strong ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. TBW does not rate tax-exempt bonds.


Tax-Exempt Note Ratings


Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade. MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality. Margins of protection are ample although not so large as in the preceding group.


S&P describes its SP-1 rating of municipal notes as follows: "Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation." Municipal notes rated SP-2 are deemed to have satisfactory capacity to pay principal and interest.

D&P uses the fixed-income ratings described above under "Corporate and Tax-Exempt Bond Ratings" for tax-exempt notes and other short-term obligations.

                                       2-A

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper and municipal and investment notes. The highest ratings of Fitch for short-term securities are F-1+, F-1 and F-2. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.

TBW does not rate tax-exempt notes.

Short-Term Corporate and Tax-Exempt Debt Ratings

Short-term ratings, set forth below (except TBW's), are applied to tax-exempt as well as taxable debt.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.


S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) sign designation. The A-2 designation indicates that capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

The two highest ratings of D&P for commercial paper are D1 and D2. D&P employs three designations, D1 plus, D1 and D1 minus, within the highest rating category. D1 plus indicates highest certainty of timely payment. Short-term liquidity including internal operating factors, and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. D1 minus indicates high certainty of timely payment. Liquidity


                                       3-A
factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


Fitch uses the short-term ratings described above under "Tax-Exempt Note Ratings" for commercial paper.


TBW's short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated debt instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; nonUnited States banks; and broker-dealers and other financial institutions. The two highest short-term ratings of TBW are TBW-1 and TBW-2. Debt rated TBW-1 indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The TBW-2 designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


                                       4-A

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                             THE BENCHMARK FUNDS
                               4900 Sears Tower
                           Chicago, Illinois 60606

                           SHORT DURATION PORTFOLIO
                     U.S. GOVERNMENT SECURITIES PORTFOLIO
                      SHORT-INTERMEDIATE BOND PORTFOLIO
                        U.S. TREASURY INDEX PORTFOLIO
                                BOND PORTFOLIO
                         INTERNATIONAL BOND PORTFOLIO


This Statement of Additional Information (the "Additional Statement") dated April 1, 1996 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated April 1, 1996. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


                            -----------------------

                                    INDEX

                                                                           Page
                                                                           ----


ADDITIONAL INVESTMENT INFORMATION                                           B-3
      Investment Objectives and Policies                                    B-3
      Investment Restrictions Applicable to the
      Short Duration Portfolio                                              B-17
      Investment Restrictions Applicable to the
      U.S. Government Securities, Short-Intermediate
      Bond, U.S. Treasury Index, Bond and
        International Bond Portfolios                                       B-20
ADDITIONAL TRUST INFORMATION                                                B-23
      Trustees and Officers                                                 B-23
      Investment Adviser, Transfer
            Agent and Custodian                                             B-31
      Administrator and Distributor                                         B-38
      Unitholder Servicing Plan                                             B-41
      Counsel and Auditors                                                  B-43
      In-Kind Purchases                                                     B-44
PERFORMANCE INFORMATION                                                     B-44
TAXES                                                                       B-52
      General                                                               B-52

      Taxation of Certain Financial Instruments                             B-54
      Foreign Investors                                                     B-56
      Conclusion                                                            B-57
DESCRIPTION OF UNITS                                                        B-57
OTHER INFORMATION                                                           B-61
FINANCIAL STATEMENTS                                                        B-62
APPENDIX A (Description of Bond Ratings)                                    1-A
APPENDIX B (Futures Contracts)                                              1-B



No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OR PRINCIPAL.

                      ADDITIONAL INVESTMENT INFORMATION

Investment Objectives and Policies

The following supplements the investment objectives and policies of the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

U.S. Government Obligations. Examples of other types of U.S. Government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

Supranational Bank Obligations. Each Portfolio (other than the U.S. Treasury Index Portfolio) may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Stripped Securities. Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Each Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, each Portfolio (other than the U.S. Treasury Index Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.


To the extent consistent with its investment objectives, each Portfolio may purchase stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per unit.


Asset-Backed Securities. The U.S. Government Securities Portfolio may purchase securities that are secured or backed by mortgages and issued by an agency of the U.S. Government, and the Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.


Foreign Securities. Unanticipated political or social developments may affect the value of the International Bond Portfolio's investments in emerging market countries and the availability to the Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratio of the International Bond Portfolio can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Short-Intermediate Bond, Bond and International Bond Portfolios are authorized to enter into forward currency exchange contracts. In addition, with respect to the International Bond Portfolio, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return when Northern anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not in Northern's view present attractive investment opportunities and are not held by the Portfolio. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the obligations held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the Portfolios' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price no higher than the Portfolio's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price as high as or higher than the Portfolio's price to buy the currency.

Interest Rate Swaps, Floors and Caps and Currency Swaps. The Portfolios (other than the U.S. Treasury Index Portfolio) may enter into interest rate swaps, floors and caps for hedging purposes and not for speculation. A Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate.

The Portfolios will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Portfolios and Northern believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions. The net amount of the excess, if any, of the Portfolios' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolios' custodian.

The International Bond Portfolio may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Portfolio and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions.

The Portfolios will not enter into an interest rate or currency swap or interest rate floor or cap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Options. Each Portfolio may buy put options and call options and write covered call and secured put options. Such options may relate to particular securities, financial instruments, foreign currencies, bond indices or (in the case of the International Bond Portfolio) the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange (an "Exchange") or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S.

Government securities or other liquid high grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian diversified debt securities, a portfolio of securities substantially replicating the movement of the index or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

With respect to yield curve options, a call (or put) option is covered if the International Bond Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Portfolio's net liability under the two options. Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option written by the Portfolio less the value of the option held by the Portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

A Portfolio's obligation to sell a security or currency subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an

Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures Contracts and Related Options. Each Portfolio may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

Securities Lending. Collateral for loans of portfolio securities made by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and/or interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions. When a Portfolio purchases securities on a when-issued, delayed delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

As described in the Prospectus, the Short Duration, U.S. Government Securities, Short-Intermediate Bond, Bond and International Bond Portfolios may dispose of or negotiate a when-issued or forward commitment after entering into it in connection with pair-off transactions. A Portfolio will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

A Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Variable and Floating Rate Instruments. With respect to the variable and floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.


Investment Companies. Each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by a Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.


Repurchase Agreements. Each Portfolio may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

Reverse Repurchase Agreements. Each Portfolio may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

Risks Related to Lower-Rated Securities. While any investment carries some risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

There remains some uncertainty about the performance of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in a portfolio of investments.

The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The rating assigned by a rating agency evaluates the safety of a lower-rated security's principal and interest payments, but does not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolios hold. Because of this, the Portfolios' performance may depend more on Northern's own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting convertible securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

Subject to the limitations stated in the Prospectus, if a Portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines that retention is warranted.


Dollar-Weighted Average Maturity. Because the Short Duration Portfolio's duration takes into account the cash flows from the securities held by the Portfolio, the Portfolio's duration will never be longer than its dollar-weighted average maturity. As stated, for purposes of calculating the Portfolio's dollar-weighted average maturity, the maturity of a security will normally be the date when final payment is due, with these exceptions: (a) variable and floating rate instruments without demand features will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate, (b) floating rate instruments which incorporate a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand, (c) variable rate instruments which incorporate a demand feature will be deemed to have a maturity equal to the shorter of the period remaining until (i) the next readjustment of the interest rate or (ii) the principal amount can be recovered through demand, and
(d) a repurchase agreement will be deemed to have a maturity equal to the period remaining until the date on which the repurchase agreement is to be repaid (whether at maturity or on demand). A fixed-rate mortgage-backed or other asset-backed security will be deemed to have a maturity equal to the security's weighted average life (i.e., the average time to receipt of expected cash flows on the security).


Yields and Ratings. The yields on certain obligations, including the instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.

Investment Restrictions Applicable to the Short Duration
Portfolio

The Short Duration Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Short Duration Portfolio only by a vote of the holders of a majority of the Short Duration Portfolio's outstanding units.

The Portfolio may not:

      (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

      (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

      (3) Purchase or sell real estate, but this restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

      (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, and enter into futures contracts and related options.

      (5) Invest in companies for the purpose of exercising control or management.

      (6) Act as underwriter of securities, except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

      (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities; futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps, floors, caps and related options; and pair-off transactions.

      (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation.

      (9) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of the Portfolio may be invested in any securities without regard to this 5% limitation; and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

      (10) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements and securities loans collateralized by such U.S. Government obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

      (11) Borrow money (other than pursuant to reverse repurchase agreements) except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exception in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolio by enabling it to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of the Portfolio in accordance with the 1940 Act.

In applying Restriction No. 9 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

In addition, as matter of fundamental policy, the Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets.

Except to the extent otherwise provided in Investment Restriction (10) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

In order to permit the sale of the Portfolio's units in certain states, the Trust may make commitments with respect to the Portfolio more restrictive than the investment policies listed above and in the Prospectus. The Portfolio has, among other commitments, represented to the Texas State Securities Board that it will not (i) invest in real estate limited partnership interests, excluding readily marketable REITS or (ii) invest more than 5% of the Portfolio's net assets in warrants, of which not more than 2% will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Should the Trust determine that any commitment made to permit the sale of the Portfolio's units in any state is no longer in the best interests of the Portfolio, it will revoke the commitment by terminating sales of the Portfolio's units in the state involved.

Investment Restrictions Applicable to the U.S. Government
Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios

The U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are subject to the fundamental investment restrictions enumerated below which may be changed with respect to these particular Portfolios only by a vote of the holders of a majority of a Portfolio's outstanding units.

No Portfolio may:

      (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

      (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

      (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

      (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

      (5) Invest in companies for the purpose of exercising control.

      (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

      (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Bond Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps (and in the case of the International Bond Portfolio, currency swaps); and pair-off transactions (except in the case of the International Bond Portfolio).

      (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation; provided that this restriction does not apply to the International Bond Portfolio.

      (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

      (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

The U.S. Government Securities, Short-Intermediate Bond, U.S.
Treasury Index and Bond Portfolios may not:

      (11) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Bond Portfolio will use the Morgan Stanley Capital International industry classification titles). Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

In addition, as a matter of fundamental policy, the International Bond Portfolio will not issue senior securities except as stated in the Prospectus or this Additional Statement.

As a non-fundamental investment restriction, the International Bond Portfolio may not, at the end of any tax quarter, hold more than 10% of the outstanding voting securities of any one issuer, except that up to 50% of the total value of the assets of the Portfolio may be invested in any securities without regard to this 10% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except the U.S. Government). As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities).

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

In order to permit the sale of the Portfolio's units in certain states, the Trust may make commitments with respect to the Portfolios more restrictive than the investment policies listed above and in the Prospectus. Should the Trust determine that any commitment made to permit the sale of a Portfolio's units in any state is no longer in the best interests of the Portfolio, it will revoke the commitment by terminating sales of the Portfolio's units in the state involved.


                         ADDITIONAL TRUST INFORMATION

Trustees and Officers

Information pertaining to the Trustees and officers of the Trust is set forth below.


Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------
William H. Springer, 66  Chairman         Vice Chairman of Ameritech
701 Morningside Drive    and              (a telecommunications holding
Lake Forest, IL 60045    Trustee          company; February 1987 to
                                          retirement in August 1992);
                                          Vice Chairman, Chief Financial
                                          and Administrative Officer,
                                          prior thereto; Director,
                                          Walgreen Co. (a retail drug
                                          store business); Director of
                                          Baker, Fentress & Co. (a
                                          closed-end, non-diversified
                                          management investment company)
                                          (April 1992 to present).

Edward J. Condon, Jr., 54 Trustee         Chairman of The Pardigm Group,
227 West Monroe Street                    Ltd. (a financial advisor)
Chicago, IL 60606.                        since July 1993.  Vice Presi-
                                          dent and Treasurer of Sears, Roebuck
                                          and Co. (a retail corporation) from
                                          February 1989 to July 1993. Within the
                                          last five years he has served as a
                                          Director of: Sears Roebuck Acceptance
                                          Corp.; Discover Credit Corp.; Sears
                                          Receivables Financing Group, Inc.;
                                          Sears Credit Corp.; and Sears Overseas
                                          Finance N.V.




Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------

John W. English, 61       Trustee         Private Investor.  Vice Pres-
50-H New England Avenue                   ident and Chief Investment
P.O. Box 640                              Officer of The Ford Foundation
Summit, NJ 07902-0640.                    (a charitable trust) from 1981
                                          until 1993.  Trustee:  The
                                          China Fund, Inc.; Paribas
                                          Trust for the Institutions;
                                          Retail Property Trust; Sierra
                                          Trust; American Red Cross in
                                          Greater New York; Mote Marine
                                          Laboratory; and United Board
                                          for Christian Higher Education
                                          in Asia.  Director: University
                                          of Iowa Foundation; Blanton-
                                          Peale Institutes of Religion
                                          and Health; Community Found-
                                          ation of Sarasota County; Duke
                                          Management Company; and John
                                          Ringling Centre Foundation.

James J. Gavin, Jr., 72   Trustee         Vice Chairman from January
161 Thorntree Lane                        1985 to August 1987 and Senior
Winnetka, Illinois 60093                  Vice President-Finance and
                                          Chief Financial Officer from 1975 to
                                          January 1985 of Borg-Warner
                                          Corporation (a diversified
                                          manufacturing company also engaged in
                                          providing financial and protective
                                          services). Director of Service
                                          Corporation International (a funeral
                                          service/ cemetery company), Stepan
                                          Corporation (a producer of basic and
                                          inter-mediate chemicals), Borg-Warner
                                          Industrial Products, Inc. (a supplier
                                          of advanced technology fluid transfer
                                          and control equipment, systems and
                                          services).



Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------

Frederick T.  Kelsey, 67  Trustee         Consultant to Goldman Sachs
3133 Laughing Gull Court                  from December 1985 through
Johns Island, SC  29455                   February 1988.  Director of
                                          Goldman Sachs Funds Group and Vice
                                          President of Goldman Sachs from May
                                          1981 until his retirement in November
                                          1985. President and Treasurer of the
                                          Trust through August 1985. Trustee,
                                          various management investment
                                          companies affiliated with Kemper
                                          Financial Companies.

Richard P. Strubel, 56    Trustee         President and Chief Executive
70 West Madison St                        Officer, Tandem Partners,
Suite 1400                                Inc. (a diversified
Chicago, IL 60602                         manufacturer of fastening
                                          systems and connectors)(since
                                          January 1984).

Marcia L. Beck, 40        President       Director, Institutional Funds
One New York Plaza                        Group, GSAM (since September
New York, NY 10004                        1992); Vice President and
                                          Senior Portfolio Manager, Goldman
                                          Sachs Asset Management from June 1988
                                          to Present; Vice President, Funds
                                          Group of Goldman Sachs Asset
                                          Management May 1985 to June 1988.

Paul Klug, 44             Vice            Vice President of Goldman
One New York Plaza        President       Sachs; Director of Proprietary
New York, NY 10004                        Mutual Funds of GSAM (since
                                          February 1994); Chief Operating
                                          Officer, Vista Capital Management,
                                          Chase Manhattan Bank (from January
                                          1990 to February 1994); Vice
                                          President, JP Morgan (February 1984 to
                                          January 1990).

Pauline Taylor, 49        Vice            Vice President of Goldman
4900 Sears Tower          President       Sachs since June 1992.
Chicago, IL  60606                        Consultant since 1989.  Senior
                                          Vice President of Fidelity Investments
                                          prior to 1989.



Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------

Nancy L. Mucker, 46       Vice            Vice President, Goldman Sachs
4900 Sears Tower          President       and Co-Manager of Shareholder
Chicago, IL  60606                        Services for GSAM Funds Group

John W. Mosior, 57        Vice            Vice President, Goldman Sachs
4900 Sears Tower          President       and Co-Manager of Shareholder
Chicago, IL  60606                        Services for GSAM Funds Group.

Scott M. Gilman, 36       Treasurer       Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY  10004                       Management (since April 1994),
                                          Assistant Treasurer, Goldman Sachs
                                          Funds Management, Inc. (since March
                                          1993); Vice President, Goldman Sachs
                                          (since March 1990); Assistant
                                          Treasurer of the Trust (April 1990 to
                                          October 1991); Manager, Arthur
                                          Andersen & Co.(prior thereto).

Michael J. Richman, 35    Secretary       Vice President and Assistant
85 Broad Street                           General Counsel of Goldman
New York, NY 10004                        Sachs (since June 1992); Asso-
                                          ciate General Counsel, Goldman Sachs
                                          Asset Management, Counsel to the Funds
                                          Group, GSAM (since June 1992);
                                          Partner, Hale and Dorr (September 1991
                                          to June 1992).

Howard B. Surloff, 30     Assistant       Vice President and Assistant
85 Broad Street           Secretary       General Counsel, Goldman Sachs
New York, NY 10004                        (since November 1993 and May
                                          1994, respectively ); Counsel to the
                                          Funds Group, Goldman Sachs Asset
                                          Management (since November 1993);
                                          Formerly Associate of Shereff
                                          Friedman, Hoffman & Goodman (prior
                                          thereto).

Steven E. Hartstein, 32   Assistant       Legal Products Analyst,
85 Broad Street           Secretary       Goldman Sachs (June 1993 to
New York, NY  10004                       present); Funds Compliance
                                          Officer, Citibank Global Asset
                                          Management (August 1991 to June 1993);
                                          Legal Assistant, Brown & Wood (prior
                                          thereto).



Name, Age                 Positions       Principal Occupation(s)
and Address               with Trust      During Past 5 Years
-----------               ----------      -------------------

Deborah A. Robinson, 24   Assistant       Administrative Assistant,
85 Broad Street           Secretary       Goldman Sachs since
New York, NY  10004                       January 1994.  Formerly at
                                          Cleary, Gottlieb, Steen & Ham-
                                          ilton.



Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Beck, Mucker, Taylor and Robinson hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.


Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.


For the first three quarters of fiscal 1995, each Trustee earned a quarterly retainer of $3,750 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. For the same period, the Chairman of the Board earned a quarterly retainer of $5,625 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

Effective September 1, 1995 and until further notice, each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1995:


                                           Pension or
                                           Retirement
                                            Benefits         Total Compensation
                           Aggregate       Accrued as       from Registrant and
                         Compensation        Part of        Fund Complex Paid to
Name of Trustee        from Registrant   Trust's Expenses         Trustees
---------------        ---------------   ----------------         --------

William H. Springer         $34,000           $0                  $34,000
Edward J. Condon, Jr.       $25,250           $0                  $25,250
John W. English             $24,000           $0                  $24,000
James J. Gavin              $26,750           $0                  $26,750
William B. Jordan*          $25,250           $0                  $25,250
Frederick T. Kelsey         $26,750           $3,822              $30,572
Richard P. Strubel          $28,000           $0                  $28,000



*  Retired as of December 31, 1995

Investment Adviser, Transfer Agent and Custodian


Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1995, Northern had approximately $105.5 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.


Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Portfolio. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions Northern shall attempt to obtain best net price and execution. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign securities exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator;
(5) act as income disbursing agent of the Trust in accordance with the terms of the prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors; (10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15% of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

Under its Custodian Agreement (and in the case of the International Bond Portfolio its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of the Foreign Custody Agreement, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Foreign Custody Agreement provides that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; or (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint an agent to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of such an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolios' foreign securities.


As compensation for the services rendered to the Trust by Northern as Custodian to the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Bond Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $35,000 annually for the International Bond Portfolio, plus (ii) 9/100th of 1% annually of the Portfolio's average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating.

Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Bond Portfolio the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1997 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was as follows:



                                                1995         1994         1993
                                              --------     --------     --------
Short Duration Portfolio (1)                  $108,537     $230,429     $ 56,653
U.S. Government Securities
  Portfolio (2)                                 77,685       67,880       65,663
Short-Intermediate Bond
  Portfolio (3)                                305,155      260,009      190,425
U.S. Treasury Index Portfolio (3)               49,400       83,790       82,598
Bond Portfolio (3)                             663,400      608,504      371,422
International Bond Portfolio (4)               224,564     $122,985          N/A

--------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.


For the same fiscal periods ended November 30 as indicated. Northern waived additional advisory fees as follows:



                                                1995         1994         1993
                                              --------     --------     --------

Short Duration Portfolio (1)                  $180,999     $384,049     $ 47,618
U.S. Government Securities
  Portfolio (2)                                108,759       95,031       57,259
Short-Intermediate Bond
  Portfolio (3)                                427,217      364,019      267,059
U.S. Treasury Index Portfolio (3)               82,333      139,653      137,884
Bond Portfolio (3)                             928,746      851,339      521,303
International Bond Portfolio (4)                64,150       34,908          N/A


--------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.



For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:



                                                1995         1994         1993
                                               -------      -------      -------
Short Duration Portfolio (1)                   $ 1,135      $ 1,000      $   400
 U.S. Government Securities
  Portfolio (2)                                  3,163        2,980        2,052
Short-Intermediate Bond
  Portfolio (3)                                 12,216       10,000        7,617
U.S. Treasury Index Portfolio (3)                3,366        6,173        5,506
Bond Portfolio (3)                              28,014       24,006       14,857
International Bond Portfolio (4)                 3,209        2,000          N/A


---------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.

For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and, in the case of the International Bond Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:



                                                     1995       1994       1993
                                                   -------    -------    -------
Short Duration Portfolio (1)                        48,371    $47,000    $20,000
U.S. Government Securities
  Portfolio (2)                                     23,744     24,000     16,000
Short-Intermediate Bond
  Portfolio (3)                                     24,834     22,343     24,000
U.S. Treasury Index Portfolio (3) 22,734            23,070     22,000
Bond Portfolio (3)                                  35,344     36,609     30,000
International Bond Portfolio (4)                    46,838     25,000        N/A

--------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of

1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.


Goldman Sachs is also an active investor, dealer and/or underwriter in many types of fixed income securities and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

Portfolio Transactions. To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio. For the past three fiscal years, none of the Portfolios paid brokerage commissions.

During the fiscal year ended November 30, 1995, the Short Duration Portfolio acquired and sold securities of SBC Capital Markets, Merrill Lynch & Co., Inc. and UBS Securities, Inc., each a regular broker/dealer. At November 30, 1995, the Short Duration Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: SBC Capital Markets with an aggregate value of $10,000,000, Merrill Lynch with an aggregate value of $1,975,000 and UBS Securities with an aggregate value of $10,000,000.

During the fiscal year ended November 30, 1995, the Short-Intermediate Bond Portfolio acquired and sold securities of Salomon Brothers, Inc., a regular broker/dealer. At November 30, 1995, the Government Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b- 1 under the 1940 Act, or their parents: Salomon Brothers, Inc. with an aggregate value of $1,969,000.


In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

Administrator and Distributor

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:



                                                1995         1994         1993
                                              --------     --------     --------
Short Duration Portfolio (1)                  $180,895     $328,204     $ 56,888
U.S. Government Securities
  Portfolio (2)                                 31,074       27,152       20,000
Short-Intermediate Bond
  Portfolio (3)                                122,062      104,003       76,027
U.S. Treasury Index Portfolio (3)               32,933       55,859       54,965
Bond Portfolio (3)                             265,356      243,234      148,372
International Bond Portfolio (4)                32,075       17,569          N/A

--------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.


Goldman Sachs has agreed in its Administration Agreement with the Trust that if for the current fiscal year the sum of a Portfolio's expenses (including the fees paid to Goldman Sachs as Administrator, but excluding Northern's investment advisory fee, taxes, interest, brokerage and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of the Portfolio's average net assets, Goldman Sachs will reimburse the Portfolios (other than the Short Duration Portfolio) in the amount of such excess in such year. In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. For the fiscal periods ended November 30 as indicated, the fees waived as a result of this voluntary agreement by Goldman Sachs were:


                                                1995         1994         1993
                                              --------     --------     --------
U.S. Government Securities
  Portfolio (2)                               $ 46,611     $ 40,727     $ 30,476
Short-Intermediate Bond
  Portfolio (3)                                161,031      162,000      113,450
U.S. Treasury Index Portfolio (3)               49,400       83,790       83,322
Bond Portfolio (3)                             232,678      221,000      158,861
International Bond Portfolio (4)                48,112       26,180          N/A


(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.


Goldman Sachs has voluntarily agreed to reimburse the Portfolios for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .25% of the International Bond Portfolio's average daily net assets and
 .10% of each other Portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated, were to reduce the expenses of each Portfolio by:

                                                1995         1994         1993
                                              --------     --------     --------
Short Duration Portfolio (1)                  $213,702     $422,251     $ 81,454
U.S. Government Securities
  Portfolio (2)                                 72,798       67,523       66,541
Short-Intermediate Bond
  Portfolio (3)                                 87,069       82,935      107,321
U.S. Treasury Index Portfolio (3)               76,730       72,034       91,017
Bond Portfolio (3)                             112,995      156,721      157,635
International Bond Portfolio (4)                52,493       30,840          N/A

--------
(1)   Commenced investment operations on June 2, 1993.
(2)   Commenced investment operations on April 5, 1993.
(3)   Commenced investment operations on January 11, 1993.
(4)   Commenced investment operations on March 28, 1994.

Goldman Sachs has agreed with the Trust that if, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs and Northern, but excluding taxes, interest, brokerage and extraordinary expenses such as litigation) exceeds the expense limitations applicable to such Portfolio imposed by state securities administrators, as such limitations may be lowered or raised from time to time, it will reimburse the Portfolio in the amount of such excess to the extent required by such expense limitations. As of the date of this Additional Statement the most restrictive expense limitation imposed by state securities administrators of which the Trust is aware provides that aggregate annual expenses (as defined) may not exceed 2 1/2% of the first $30,000,000 of a Portfolio's average net assets, plus 2% of the next $70,000,000 of such assets plus 1 1/2% of such assets in excess of $100,000,000; provided that under the Missouri expense limitation the aggregate annual expenses of every type paid or incurred by the Portfolios or unitholders must be substantially comparable with the aggregate annual operating and advisory expenses incurred by other investment companies with similar objectives and operating policies.


Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1997, and thereafter for successive 12-month periods, provided that the agreement is approved annually
(1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus).


The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

Unitholder Servicing Plan

As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios beneficially owned by such Customers or investors.

For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:



                                                     1995           1994
                                                     ----           ----
U.S. Government Securities Portfolio
      Class B                                         N/A            N/A
      Class C                                         N/A            N/A
      Class D (1)                                   $  97.59       $   3.47
Short-Intermediate Bond Portfolio
      Class B                                         N/A            N/A
      Class C                                         N/A            N/A
      Class D (2)                                      16.96           0.30
U.S. Treasury Index Portfolio
      Class B                                         N/A            N/A
      Class C                                         N/A            N/A
      Class D (3)                                     129.80           0.03
Bond Portfolio
      Class B                                         N/A            N/A
      Class C(4)                                    2,292.16         N/A
      Class D (2)                                     180.56           3.70
International Bond Portfolio
      Class B                                         N/A            N/A
      Class C                                         N/A            N/A
      Class D (5)                                        .48         N/A


(1)   Commenced operations on September 15, 1994.
(2)   Commenced operations on September 14, 1994.
(3)   Commenced operations on November 16, 1994.

(4)   Commenced operations on July 3, 1995.
(5)   Commenced operations on November 22, 1995.


Services provided by or arranged to be provided by Institutions under their Service Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing, confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust;
(10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Service Agreements; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

Counsel and Auditors

Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.


Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities. In addition, the Portfolios have represented to the Texas State Securities Board that so long as units in a Portfolio are offered or sold in Texas any securities that are accepted as payment for Portfolio units will be limited to securities that are issued in transactions that involve a bona fide reorganization or statutory merger, or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of the Portfolio; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ or as evidenced by their status as U.S. Government securities, bank certificates of deposit, bankers' acceptances, corporate and other debt securities that are actively traded, money market securities and other like securities with a readily ascertainable market value.

                           PERFORMANCE INFORMATION

Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                      T = (ERV/P) to the 1/nth power - 1


      Where:   T =        average annual total return;

                  ERV   = ending redeemable value at the end of the applicable
                          period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) period;

                  P =     hypothetical initial payment of $1,000; and

                  n =     period covered by the computation,
                          expressed in years.

Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                              T = [(ERV/P)] - 1

The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date and (2) all recurring fees charged to all unitholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

For the fiscal year ended November 30, 1995, the average annual total returns and aggregate total returns for the Class A, Class B, Class C and Class D units were as follows:


                                                          Average Annual Total Return              Aggregate Total Return
                                                          ---------------------------              ----------------------
                                                         For the year          Since          For the year          Since
                                                            ended          commencement          ended           commencement
                                                          11/30/95         of operations        11/30/95         of operations
                                                          --------         -------------        --------         -------------
Short Duration Portfolio (1)                                6.14%              4.60%              6.14%             11.91%
U.S. Government Securities
  Portfolio
      Class A (2)                                          11.18               5.01              11.13              13.86
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (3)                                          10.66               7.92              10.66               9.68

Short-Intermediate Bond
  Portfolio
      Class A (4)                                          11.58               6.26              11.58              19.16
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (5)                                          11.09               8.71              11.09              10.67


----------
(1)   Commenced operations on June 2, 1993.
(2)   Commenced operations on April 5, 1993.
(3)   Commenced operations on September 15, 1994.
(4)   Commenced operations of January 11, 1993.
(5)   Commenced operations on September 14, 1994.


                                                          Average Annual Total Return              Aggregate Total Return
                                                          ---------------------------              ----------------------
                                                        For the year          Since           For the year          Since
                                                           ended           commencement          ended           commencement
                                                          11/30/95        of operations         11/30/95         of operations
                                                          --------        -------------         --------         -------------
U.S. Treasury Index Portfolio
      Class A (1)                                          16.95%              7.64%             16.95%             23.69%
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (3)                                          16.43              16.38              16.43              17.11
Bond Portfolio
      Class A (1)                                          21.55               9.22              21.55              29.01
      Class B                                                N/A                N/A                N/A                N/A
      Class C (5)                                            N/A                N/A               5.92               5.92
      Class D (2)                                          21.06              16.17              21.06              19.96
International Bond Portfolio
      Class A (4)                                          18.20              13.10              18.20              22.96
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (6)                                            N/A                N/A               (.78)              (.78)



----------
(1)   Commenced operations of January 11, 1993.
(2)   Commenced operations on September 14, 1994.
(3)   Commenced operations on November 16, 1994.
(4)   Commenced operations on March 28, 1994.
(5)   Commenced operations on July 3, 1995.
(6)   Commenced operations on November 22, 1995.

During such period, Goldman Sachs reimbursed expenses to the Portfolios and voluntarily agreed to reduce a portion of its administration fee for each Portfolio pursuant to the undertaking described above under "Additional Trust Information - Administrator and Distributor", and Northern waived a portion of its investment advisory fees with respect to the Portfolios. In the absence of such advisory and administration fee reductions and expense limitations, the average annual total returns and aggregate total returns for Class A, Class B, Class C and Class D units would have been as follows:




                                                          Average Annual Total Return              Aggregate Total Return
                                                          ---------------------------              ----------------------
                                                        For the year           Since          For the year            Since
                                                           ended            commencement         ended             commencement
                                                          11/30/95         of operations        11/30/95          of operations
                                                          --------         -------------        --------          -------------
Short Duration Portfolio (1)                                5.56%              4.12%              5.56%             10.61%

U.S. Government Securities
  Portfolio
      Class A (2)                                          10.38               4.23              10.38              11.64
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (3)                                           9.86               7.13               9.86               8.70
Short-Intermediate Bond
  Portfolio
      Class A (4)                                          10.97               6.12              10.97              17.14
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (5)                                          10.49               8.11              10.49               9.93



(1)   Commenced operations on June 2, 1993.
(2)   Commenced operations on April 5, 1993.
(3)   Commenced operations on September 15, 1994.
(4)   Commenced operations of January 11, 1993.
(5)   Commenced operations on September 14, 1994.



                                                         Average Annual Total Return              Aggregate Total Return
                                                         ---------------------------              ----------------------
                                                       For the year           Since          For the year           Since
                                                          ended            commencement         ended            commencement
                                                         11/30/95          of operations       11/30/95         of operations
                                                         --------          -------------       --------         -------------
U.S. Treasury Index Portfolio
      Class A (1)                                          16.23%              7.04%             16.23%             21.71%
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (3)                                          15.71              15.66              15.71              16.36
Bond Portfolio
      Class A (1)                                          20.98               8.66              20.98              27.10
      Class B                                                N/A                N/A                N/A                N/A
      Class C (5)                                            N/A                N/A               5.72               5.72
      Class D (2)                                          20.49              15.62              20.49              19.26
International Bond Portfolio
      Class A (4)                                          17.61              12.52              17.61              21.92
      Class B                                                N/A                N/A                N/A                N/A
      Class C                                                N/A                N/A                N/A                N/A
      Class D (6)                                            N/A                N/A               (.79)              (.79)

----------


(1)   Commenced operations of January 11, 1993.
(2)   Commenced operations on September 14, 1994.
(3)   Commenced operations on November 16, 1994.
(4)   Commenced operations on March 28, 1994.
(5)   Commenced operations on July 3, 1995.
(6)   Commenced operations on November 22, 1995.

The Portfolios' 30-day (or one month) standard yield described in the Prospectus is calculated for each class of the Portfolios in accordance with the method prescribed by the SEC for mutual funds:


                 Yield = 2[(a-b/cd + 1) to the 6th power - 1]


         Where:      a = dividends and interest earned by a
                     Portfolio during the period;

                     b = expenses accrued for the period (net of reimbursements);

                     c = average daily number of units outstanding during the period entitled to receive dividends; and

                     d = net asset value per unit on the last day of the period.


For the 30 day period ended November 30, 1995, the annualized yields for the Class A, Class B, Class C and Class D units of the Portfolios were as follows:


                                            30-Day Yield
                                            ------------
Short Duration Portfolio                         5.63%
U.S. Government Securities
  Portfolio
      Class A                                    5.35
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    4.97
Short-Intermediate Bond
  Portfolio
      Class A                                    4.82
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    4.45
U.S. Treasury Index Portfolio
      Class A                                    5.77
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    5.39
Bond Portfolio
      Class A                                    4.97
      Class B                                    N/A
      Class C                                    4.68
      Class D                                    4.60

International Bond Portfolio
      Class A                                    5.88%
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    N/A

The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Investment Adviser, Transfer Agent and Custodian" and "Administrator and Distributor" under "Additional Trust Information." In the absence of such fee reductions and expense limitations, the annualized 30-day yields of each Portfolio with respect to Class A, Class B, Class C and Class D units would have been as follows:

Short Duration Portfolio                         5.09%
U.S. Government Securities
  Portfolio
      Class A                                    4.73
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    4.33
Short-Intermediate Bond Portfolio
      Class A                                    4.31
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    3.89
U.S. Treasury Index Portfolio
      Class A                                    4.92
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    4.56
Bond Portfolio
      Class A                                    4.50
      Class B                                    N/A
      Class C                                    4.14
      Class D                                    4.06
International Bond Portfolio
      Class A                                    5.36
      Class B                                    N/A
      Class C                                    N/A
      Class D                                    N/A


The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio, which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.

                                    TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

General

Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income from the sale or other disposition of such security within the meaning of this requirement. However any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units. It is not expected that any distributions will qualify for the dividends received deduction for corporations.

Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000, and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15 million and $18,333,333).

If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.


The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust to do so, that he is not subject to backup withholding or that he is an "exempt recipient."


Taxation of Certain Financial Instruments

Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to its respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on its ability to comply with the Short-Short Test described above.

Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of each Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.



Foreign Investors

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

Conclusion

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.


Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                             DESCRIPTION OF UNITS


The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's sixteen existing series, which represent interests in the Trust's sixteen respective portfolios, six of which are described in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of its non-money market Portfolios: Class A, B, C and D units (other than the Short Duration Portfolio). Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.


As of March 1, 1996 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the Portfolios as of March 1, 1996:


                                                      Number         Percentage
                                                      of             of
                                                      Units          Units
                                                      -----          -----
SHORT DURATION PORTFOLIO
         Navistar International Corporation
           Retirement Health Benefits Trust           1,288,162      28.3%
         Case Hourly Employee Pension Plan            1,099,622      24.2
         Illinois Masonic Medical Center
           Restricted Investment Fund                   414,197       9.1
         Illinois Masonic Medical Center
           Board Designated Fund                        289,249       6.4

U.S. GOVERNMENT SECURITIES PORTFOLIO
         Schlumberger Limited Master
           Profit Sharing Trust                       1,530,619      40.1
         Electrical Insurance Trust Additional
           Security Benefit Fund                        523,073      13.7
         Electrical Insurance Trust Supplemental
           Unemployment Benefit Fund                    451,200      11.8
         Schlumberger Limit Master Pension Trust        336,346       8.8
         Sheet Metal Workers Local 265
           Health & Welfare Plan                        234,658       6.2

SHORT-INTERMEDIATE BOND PORTFOLIO
         MA Hanna Company                             1,207,190      14.7
         Rexene Corporation Savings Plan                649,432       7.9
         White Springs Agricultural Chemicals,
          Inc. Hourly Union Pension Plan                506,096       6.2

BOND PORTFOLIO

         The Northern Trust Company
           Pension Plan                                  1,413,537       9.4
         The Northern Trust Company
           Thrift Incentive Plan                         1,254,809       8.4
         Purina Mills Inc. Administrative
           Retirement Plan Trust                         1,230,842       8.2
         CPC International Retirement Plan                 813,007       5.4

U.S. TREASURY INDEX PORTFOLIO
         Liberty Healthcare System Inc.
           Pension Plan                                    191,277      23.2
         Purina Mills Inc. Master
           Retirement Trust                                134,731      16.4
         Lebanon Valley Bank                                58,572       7.1
         The Accreditation Council for
           Graduate Medical Education                       56,514       6.9
         Hubbell Incorporated Master
           Defined Contribution Trust                       43,549       5.3

INTERNATIONAL BOND PORTFOLIO
         The Northern Trust Company
          Pension Plan                                     814,110      54.3
         Doe Run Resources Corporation
          Retirement Plan                                  201,073      13.4



                                OTHER INFORMATION



The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.


Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.



                             FINANCIAL STATEMENTS


The audited financial statements and related report of Ernst & Young LLP, independent auditors, for the Short Duration Portfolio, U.S. Treasury Index Portfolio, U.S. Government Securities Portfolio, Short Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio contained in the Annual Report for the fiscal year ended November 30, 1995 are hereby incorporated herein by reference. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                  APPENDIX A

Description of Bond Ratings


The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:


      AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

      A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


      BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

      BB and B-Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.


To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


                                     1-A

S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.


The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

      Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba and B-Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.


The foregoing ratings for corporate and municipal long-term debt are sometimes presented in parenthesis preceded with a "con", indicating the bonds are rated conditionally. Such parenthetical


                                     2-A
rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long-term debt:

      AAA-Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA-Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A-Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.


      BBB-Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


      BB and B-Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

      AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds related in the "AAA" and

                                     3-A

      "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

      A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB and B-Bonds considered to be speculative investments with respect to the timely payment of principal and interest in accordance with the terms of the obligation.

To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


Description of Municipal Note Ratings

The following summarizes the two highest ratings by S&P for short-term municipal notes:

      SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

      SP-2-Satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

      MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

                                     4-A

The two highest rating categories of D&P for short-term debt are D 1 and D 2. D&P employs three designations, D 1+, D 1 and D 1-, within the highest rating category. D 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for municipal notes.

Description of Commercial Paper Ratings

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers or related supporting institutions rated Prime-2 are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


The following summarizes the highest ratings used by Fitch for short-term obligations:


      F-1+ securities possess very strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



                                     5-A

      F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


      F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.


D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.


                                     6-A

                                  APPENDIX B

As stated in their Prospectus, the Portfolios may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.


I.    Interest Rate Futures Contracts


      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.


      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases

                                     1-B
the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.


II.   Index Futures Contracts

      General. A bond index assigns relative values to the bonds included in the index which fluctuates with changes in the market values of the bonds included.

      A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to

                                     2-B
narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III.  Futures Contracts on Foreign Currencies (International Bond
      Portfolio)

      A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.   Margin Payments

      Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At

                                     3-B
any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.


V.    Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by the Portfolios as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio

                                     4-B
then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.


                                     5-B

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.


      Futures purchased or sold by the International Bond Portfolio (and related options) may be traded in foreign instruments. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transaction, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures


                                     6-B

Association or any domestic futures exchange. In particular, the International Bond Portfolio's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.   Options on Futures Contracts

      The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.


      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.




                                     7-B

VII.  Other Matters

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     8-B

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
MARKET VIEW
DIVERSIFIED ASSETS PORTFOLIO
GOVERNMENT PORTFOLIO
GOVERNMENT SELECT PORTFOLIO

During the early part of 1995, we witnessed a continuation of rising interest rates, which had persisted since early 1994. As a consequence, we structured the portfolios with short average maturities to provide responsiveness to this environment. Rates topped out in February, when the Federal Reserve tightened monetary policy for the last time in this rate cycle by increasing the target federal funds rate from 5.5% to 6.0%. For the remainder of the fiscal year, interest rates declined, at times at a surprisingly rapid rate. This change necessitated lengthening the maturity profiles of the portfolios as the year progressed.
  A change in the direction of monetary policy was evident in July, 1995, as the Federal Reserve eased rates slightly by moving the federal funds target rate down to 5.75%. Expectations of further easing in monetary policy increased as the year progressed. This prompted further rate declines and the development of an inverted yield curve in the money market maturity spectrum. The portfolios are now positioned to benefit from additional declines in interest rates, which should result from moderate economic growth and tepid inflation. We continue to seek opportunities to lengthen the portfolios' maturity profiles further.

Mary Ann Flynn and Ed Kyritz, Portfolio Managers
TAX-EXEMPT PORTFOLIO

The driving force behind the portfolio's strong performance for fiscal year 1995 was our early prediction that interest rates would decline. In early 1995 we predicted that interest rates would decline or remain stable throughout the year. This thinking was contrary to what most investors were forecasting at that time, which was that rates would continue to increase.
  After we made our interest rate projection, we tried to extend the portfolio as long as we could. We had some difficulty extending early in the year, but as we entered the second and third quarters of 1995, we were able to extend the portfolio's maturity past the industry averages. When rates are stable or declining, it is better to have a relatively longer maturity structure than the peer group averages. This move had a significant impact on the portfolio's performance.
  Driven by supply and demand, the tax-exempt market is very cyclical. We had a year of reduced supply and, consequently, very high demand. While this scenario kept rates at low levels, the portfolio was able to consistently outperform its peers.
  During the next six to nine months, we expect to be in a stable or declining interest rate environment. We will therefore continue to maintain a relatively longer average maturity. We also will continue to evaluate economic and political developments as they affect the tax-exempt market.

Brad Snyder, Portfolio Manager

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested. The Benchmark Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
                          DIVERSIFIED ASSETS PORTFOLIO

BANK NOTES--7.1%
 NationsBank, Georgia
$ 63,000                6.000%                          12/11/95                         $   63,000

 NationsBank, Texas
  63,000                6.000                           12/11/95                             63,000

 PNC Bank N.A., Pennsylvania
  60,000                5.650                           09/18/96                             59,987
---------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                         $  185,987
---------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSITS--4.7%
 Banque Nationale De Paris, London
$ 32,000                5.730%                          12/29/95                         $   31,999

 Industrial Bank of Japan, Ltd., New
  York
   5,500                6.070                           02/08/96                              5,497

 Mitsubishi Bank, Ltd., London
  20,000                5.950                           02/20/96                             20,000

 Mitsubishi Bank, Ltd., New York
   5,000                5.970                           12/27/95                              5,000

 Monte Dei Paschi Di Siena, New York
  60,000                5.810                           02/21/96                             60,001
---------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                            $  122,497
---------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--64.9%
ASSET-BACKED SECURITIES--8.5%
 Atlantic Asset Securitization Corp.
$  2,000                5.865%                          12/13/95                         $    1,996

 Clipper Receivables Corp.
  10,000                5.860                           12/01/95                             10,000
   1,470                5.911                           12/11/95                              1,468

 Cooperative Association of Tractor
  Dealers, Inc.
   3,400                5.783                           02/20/96                              3,356
   5,600                5.812                           02/23/96                              5,526
   9,700                5.805                           02/29/96                              9,561
   3,500                5.809                           03/19/96                              3,440
   1,500                5.810                           03/20/96                              1,474
   2,000                5.750                           05/01/96                              1,953

 Dynamic Funding Corp. (Fuji Bank IRC)
  18,578                6.061                           12/18/95                             18,526

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

 Eureka Securitization, Inc.
$ 25,000                5.790%                          02/22/96                         $   24,672

 First Credit Corp.
  10,000                5.761                           12/12/95                              9,983
  15,000                5.738                           12/15/95                             14,967

 Fleet Funding, Inc.
  44,135                5.993                           12/08/95                             44,085

 Jet Funding Corp. (Bank of Tokyo LOC)
  10,000                6.114                           01/31/96                              9,897

 Pooled Receivables Corp.
   8,370                5.828                           12/08/95                              8,361

 Stellar Capital Corp. (Bank of Tokyo
  IRC)
   3,000                5.989                           02/16/96                              2,962

 Tri-Lateral Capital U.S.A., Inc.
   7,892                6.090                           02/14/96                              7,793
  18,000                6.091                           02/15/96                             17,772
  22,348                6.093                           02/21/96                             22,043
                                                                                         ----------
                                                                                            219,835

COMMUNICATIONS--6.6%
 AT&T Corp.
  56,000                5.790                           04/18/96                             54,787
  43,000                5.600                           05/13/96                             41,931

 GTE Corp.
  34,900                5.815                           12/07/95                             34,866
   4,300                5.829                           12/08/95                              4,295

 GTE Finance Corp.
   8,000                5.836                           12/18/95                              7,978
  28,000                5.838                           12/18/95                             27,923
                                                                                         ----------
                                                                                            171,780

CONSTRUCTION, INDUSTRIAL MACHINES AND COMPUTER
 EQUIPMENT--3.5%
 Caterpillar Financial Australia, Ltd.
  23,700                5.771                           12/04/95                             23,689

 Caterpillar Financial Services
  19,300                5.951                           12/01/95                             19,300

 International Business Machines
  Credit Corp.
  50,000                5.606                           04/26/96                             48,881
                                                                                         ----------
                                                                                             91,870


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

DOMESTIC DEPOSITORY INSTITUTIONS--0.6%
 Chemical Banking Corp.
$ 17,000                5.753%                          12/15/95                         $   16,963

ELECTRIC SERVICES--2.5%
 Public Service Electric & Gas Co.
  12,000                5.875                           12/11/95                             11,981
  11,500                5.876                           12/12/95                             11,479
   6,478                5.840                           12/14/95                              6,464


 Vattenfall Treasury, Inc.
  35,000                5.752                           12/14/95                             34,929
                                                                                         ----------
                                                                                             64,853

ELECTRONIC AND OTHER ELECTRICAL COMPONENTS--1.4%
 Whirlpool Corp.
  26,000                5.822                           12/20/95                             25,920

 Whirlpool Financial Corp.
  11,200                5.821                           01/30/96                             11,093
                                                                                         ----------
                                                                                             37,013

ENVIRONMENTAL CONTROL--0.8%
 Browning Ferris Industries, Inc.
  20,100                5.951                           12/01/95                             20,100

EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT--5.0%
 City of New York, Series: 1994 H-7
  51,505                5.850                           12/05/95                             51,505

 City of New York, Series: A2 (Societe
  Generale LOC)
  15,000                5.875                           03/12/96                             15,000

 Kingdom of Sweden
  30,000                5.803                           03/25/96                             29,459
  25,000                5.800                           03/29/96                             24,534
  10,000                5.611                           05/02/96                              9,767
                                                                                         ----------
                                                                                            130,265

FOOD AND KINDRED PRODUCTS--2.6%
 Cadbury Schweppes Money Management,
  PLC
  20,000                5.809                           12/01/95                             20,000

 Coca Cola Enterprises, Inc.
  10,000                5.736                           12/22/95                              9,967

 Quaker Oats Co.
  40,000                5.824                           02/13/96                             39,528
                                                                                         ----------
                                                                                             69,495

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

FOREIGN DEPOSITORY INSTITUTIONS--9.0%
 ABN-AMRO North America Finance, Inc.
$ 20,000                5.750%                          12/21/95                         $   19,938
  25,000                5.753                           12/27/95                             24,899

 BEX America Finance, Inc.
  22,000                5.804                           04/01/96                             21,580

 Central Hispano North American
  Capital Corp.
  35,000                5.721                           12/13/95                             34,934
  17,000                5.732                           12/19/95                             16,952

 Galicia Funding Corp. (Bayerische
  Vereinsbank LOC)
   8,000                5.803                           12/14/95                              7,984

 Nationwide Building Society
  23,000                5.885                           01/22/96                             22,807

 Spintab-Swedmortgage AB
  23,500                5.782                           03/20/96                             23,092

 Woolwich Building Society
  19,000                5.762                           12/11/95                             18,970
  44,000                5.804                           04/02/96                             43,152
                                                                                         ----------
                                                                                            234,308

GENERAL MERCHANDISE STORES--2.1%
 Sears Roebuck Acceptance Corp.
   5,000                5.838                           12/06/95                              4,996
  49,000                5.835                           12/07/95                             48,953
                                                                                         ----------
                                                                                             53,949

NONDEPOSITORY BUSINESS CREDIT INSTITUTIONS--4.7%
 ITT Corp.
  39,000                5.904                           12/01/95                             39,000

 ITT Hartford Group, Inc.
   5,248                5.829                           12/11/95                              5,240

 Spiegel Funding Corp. (Dresdner Bank
  LOC)
  14,760                5.809                           12/11/95                             14,736
  64,000                5.832                           12/11/95                             63,897
                                                                                         ----------
                                                                                            122,873

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED

NONDEPOSITORY PERSONAL CREDIT INSTITUTIONS--2.6%
 Countrywide Funding Corp.
$  8,000                5.915%                          12/12/95                         $    7,986
  40,000                5.841                           12/14/95                             39,916
  10,000                5.823                           12/15/95                              9,977

 Household Finance Corp., Canada
  10,000                5.833                           12/04/95                              9,995
                                                                                         ----------
                                                                                             67,874

SECURITY AND COMMODITY BROKER/DEALERS--2.6%
 Merrill Lynch & Co., Inc.
   5,000                5.827                           01/30/96                              4,952
  32,000                5.813                           02/23/96                             31,578
  31,000                5.802                           03/01/96                             30,554
                                                                                         ----------
                                                                                             67,084

TRANSPORTATION--12.4%
 American Honda Finance Corp.
  10,000                5.768                           12/04/95                              9,995
  15,000                5.789                           12/06/95                             14,988

 BMW US Capital Corp.
  40,000                5.732                           12/19/95                             39,887

 Ford Motor Credit Corp.
  74,000                5.730                           12/13/95                             73,861

 General Motors Acceptance Corp.
  50,000                5.987                           12/01/95                             50,000

 General Motors Acceptance Corp.,
  Canada, Ltd.
  10,000                5.826                           02/09/96                              9,888
  25,000                5.826                           02/27/96                             24,649
  25,000                5.826                           02/28/96                             24,645
  10,000                5.827                           02/29/96                              9,856

 Mitsubishi Motors Credit of America,
  Inc.
  (Mitsubishi Bank LOC), Series: A
  29,000                5.952                           12/05/95                             28,981

 Renault Credit International S.A.
  38,000                5.805                           12/27/95                             37,843
                                                                                         ----------
                                                                                            324,593
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                   $1,692,855
---------------------------------------------------------------------------------------------------

Principal
 Amount            Interest Rate                 Maturity Date                 Amortized Cost
---------------------------------------------------------------------------------------------
CORPORATE NOTES--1.4%
 BankAmerica Corp.
$ 12,000               4.950%                           03/18/96                           $   11,967

 Beneficial Corp. FRN
  25,000               5.920                            02/01/96                               25,000
-----------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES                                                                      $   36,967
-----------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--16.4%
 J.P. Morgan Securities, Inc., Dated
  11/30/95, Repurchase Price $100,016
  (Colld. by U.S. Government
  Securities)
$100,000               5.900%                           12/01/95                           $  100,000

 J.P. Morgan Securities, Inc., Dated
  11/30/95, Repurchase Price $28,310
  (Colld. by U.S. Government
  Securities)
  28,305               5.950                            12/01/95                               28,305

 SBC Capital Markets, Dated 11/30/95,
  Repurchase Price $200,033 (Colld. by
  U.S. Government Securities)
 200,000               5.930                            12/01/95                              200,000

 UBS Securities, Inc., Dated 11/30/95,
  Repurchase Price $100,016 (Colld. by
  U.S. Government Securities)
 100,000               5.920                            12/01/95                              100,000
-----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                $  428,305
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--94.5%                                                                   $2,466,611
-----------------------------------------------------------------------------------------------------
Other assets, less liabilities--5.5%                                                          143,736
-----------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                         $2,610,347
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
         GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCIES--69.7%
FEDERAL FARM CREDIT BANK--3.5%
$ 10,000                 5.574%                            01/02/96                            $ 10,000
  20,000                 5.520                             06/03/96                              20,000
                                                                                               --------
                                                                                                 30,000

FEDERAL HOME LOAN BANK DISCOUNT NOTES--14.0%
   5,000                 5.754                             01/12/96                               4,968
  10,000                 5.562                             01/19/96                               9,926
  15,000                 5.648                             01/24/96                              14,875
  20,000                 5.650                             01/24/96                              19,833
  10,000                 5.641                             02/01/96                               9,904
  10,000                 5.643                             02/27/96                               9,865
  20,000                 5.500                             03/04/96                              19,713
  30,230                 5.514                             04/15/96                              29,613
                                                                                               --------
                                                                                                118,697

FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES--12.1%
  13,015                 5.656                             12/07/95                              13,003
  10,994                 5.733                             12/08/95                              10,982
  10,000                 5.597                             12/13/95                               9,982
  10,000                 5.680                             12/29/95                               9,956
  10,000                 5.632                             01/22/96                               9,920
  40,000                 5.649                             01/22/96                              39,678
   9,500                 5.658                             01/24/96                               9,420
                                                                                               --------
                                                                                                102,941

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTES--32.0%
  10,000                 5.654                             12/04/95                               9,995
  11,000                 5.877                             12/08/95                              10,988
  20,000                 5.626                             12/08/95                              19,978
  15,000                 5.652                             12/08/95                              14,984
  10,310                 5.626                             12/12/95                              10,293
   7,650                 5.596                             12/12/95                               7,637
  11,000                 5.627                             12/13/95                              10,980
  20,000                 5.641                             12/13/95                              19,963
  15,000                 5.784                             12/18/95                              14,960
  10,000                 5.788                             12/22/95                               9,967
  20,000                 5.656                             02/08/96                              19,786
  25,000                 5.650                             02/14/96                              24,710

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
$ 30,000                 5.602%                            02/16/96                            $ 29,647
  10,000                 5.510                             03/08/96                               9,850
  20,000                 5.612                             03/20/96                              19,664
  20,000                 5.591                             04/04/96                              19,621
  20,000                 5.595                             05/03/96                              19,535
                                                                                               --------
                                                                                                272,558

FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
  10,000                 5.567                             03/15/96                              10,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION FRN--1.2%
  10,000                 5.513                             06/20/96                               9,997

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MEDIUM TERM NOTE--1.7%
  15,000                 5.523                             07/02/96                              15,001

OVERSEAS PRIVATE INVESTMENT CO. FRN--2.2%
  18,800                 5.800                             12/06/95                              18,800

STUDENT LOAN MARKETING ASSOCIATION FRN--1.8%
  15,000                 5.632                             08/09/96                              14,992
-------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 $592,986
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--35.2%
 J.P. Morgan Securities Inc., Dated
  11/30/95, Repurchase Price $99,779
  (Colld. by U.S. Government
  Securities)
 $19,763                 5.950%                            12/01/95                            $ 19,763
  80,000                 5.900                             12/01/95                              80,000

 SBC Capital Markets, Dated 11/30/95,
  Repurchase Price $200,033 (Colld. by
  U.S. Government Securities)
 200,000                 5.930                             12/01/95                             200,000
-------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                    $299,763
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.9%                                                                      $892,749
-------------------------------------------------------------------------------------------------------
Liabilities, less other assets--(4.9)%                                                         (42,085)
-------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                             $850,664
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO

U.S. GOVERNMENT AGENCIES--99.4%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES--9.8%
$ 1,900                  5.607%                            12/01/95                            $  1,900
  5,000                  5.654                             12/01/95                               5,000
 10,000                  5.661                             12/08/95                               9,989
  5,000                  5.707                             12/21/95                               4,984
 10,000                  5.657                             02/09/96                               9,890
 15,000                  5.627                             02/09/96                              14,838
  9,250                  5.547                             03/22/96                               9,093
 12,000                  5.495                             05/16/96                              11,702
                                                                                               --------
                                                                                                 67,396

FEDERAL FARM CREDIT BANK--2.9%
 10,000                  5.574                             01/02/96                              10,000
 10,000                  5.520                             06/03/96                              10,000
                                                                                               --------
                                                                                                 20,000

FEDERAL HOME LOAN BANK DISCOUNT NOTES--80.5%
 48,110                  5.801                             12/01/95                              48,110
 10,000                  5.632                             12/05/95                               9,995
  9,255                  5.645                             12/05/95                               9,250
    200                  5.647                             12/05/95                                 200
 10,000                  5.678                             12/05/95                               9,995
  3,145                  5.566                             12/08/95                               3,143
 20,000                  5.655                             12/11/95                              19,970
 10,000                  5.634                             12/12/95                               9,984
 13,960                  5.654                             12/12/95                              13,937
  7,500                  5.771                             12/12/95                               7,488
  5,000                  5.716                             12/13/95                               4,991
 20,000                  5.596                             12/15/95                              19,958
  7,000                  5.621                             12/15/95                               6,985
 15,000                  5.704                             12/18/95                              14,961
 22,000                  5.634                             12/22/95                              21,929
 15,000                  5.581                             12/26/95                              14,944
 10,000                  5.616                             12/26/95                               9,962
 10,000                  5.717                             12/26/95                               9,962
 10,000                  5.609                             12/27/95                               9,960
 15,000                  5.649                             01/12/96                              14,902
 10,000                  5.672                             01/12/96                               9,935
 10,000                  5.754                             01/12/96                               9,934
 10,000                  5.562                             01/19/96                               9,926

Principal
 Amount/               Interest                         Maturity                         Amortized
 Shares                  Rate                             Date                             Cost
---------------------------------------------------------------------------------------------------
$15,000                 5.649%                          01/24/96                          $ 14,875
  5,000                 5.651                           01/24/96                             4,958
 15,000                 5.624                           01/25/96                            14,873
 10,000                 5.636                           02/01/96                             9,903
 20,000                 5.641                           02/02/96                            19,805
  2,045                 5.618                           02/05/96                             2,024
 10,000                 5.649                           02/05/96                             9,898
 20,000                 5.634                           02/08/96                            19,786
 15,000                 5.646                           02/08/96                            14,839
 10,000                 5.628                           02/15/96                             9,883
 12,500                 5.641                           02/22/96                            12,340
 20,000                 5.541                           03/07/96                            19,706
 12,055                 5.555                           03/07/96                            11,877
  5,000                 5.607                           03/25/96                             4,912
 15,000                 5.619                           03/27/96                            14,734
 15,000                 5.509                           04/09/96                            14,708
 30,000                 5.508                           04/18/96                            29,376
  9,350                 5.511                           04/22/96                             9,148
 24,250                 5.491                           05/17/96                            23,641
                                                                                          --------
                                                                                           551,707
FEDERAL HOME LOAN BANK MEDIUM TERM NOTE--0.3%
  2,000                 4.830                           01/29/96                             1,997

STUDENT LOAN MARKETING ASSOCIATION FRN--1.5%
 10,000                 5.632                           08/09/96                             9,995

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES--4.4%
 10,000                 5.645                           12/06/95                             9,992
 10,000                 5.604                           12/07/95                             9,990
 10,000                 5.618                           01/18/96                             9,925
                                                                                          --------
                                                                                            29,907
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                            $681,002
---------------------------------------------------------------------------------------------------

OTHER--0.7%
 Dreyfus Treasury Prime Money Market
  Fund
  4,845                 5.341%                          --                                $  4,845
---------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                               $  4,845
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%                                                                 $685,847
---------------------------------------------------------------------------------------------------
Liabilities, less other assets--(0.1)%                                                        (705)
---------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                        $685,142
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
MUNICIPAL INVESTMENTS--95.5%
ALABAMA--1.0%
 City of Greenville IDR VRDN, Series:
  1992, Allied-Signal Project (Allied-
  Signal, Inc. Gtd.)
$ 1,350                  3.850%                            12/07/95                            $  1,350

 Town of Columbia PCR VRDN, Series:
  1995 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
  1,000                  3.800                             12/01/95                               1,000

 Town of Columbia PCR VRDN, Series:
  1995 C, Alabama Power Project
  (Alabama Power Co. Gtd.)
  3,300                  4.000                             12/01/95                               3,300

 Town of Mobile, PCR VRDN, Series:
  1994 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
  1,600                  3.800                             12/01/95                               1,600

 Town of Parrish PCR VRDN, Series:
  1994 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
    700                  3.800                             12/01/95                                 700
                                                                                               --------
                                                                                                  7,950

ALASKA--1.5%
 Alaska Housing Finance Corp. VRDN,
  Series: 1994, Merrill
  P-Floats PT-37 (FNMA Securities
  Colld.)
  7,000                  4.100                             12/07/95                               7,000

 City of Valdez, Alaska Marine
  Terminal Revenue VRDN, Series: 1994
  B, ARCO Transportation Project
  (Atlantic Richfield Co. Gtd.)
  5,000                  3.750                             12/07/95                               5,000
                                                                                               --------
                                                                                                 12,000

ARIZONA--0.6%
 Maricopa County PCR CP, Series: 1985
  C, Southern California Edison Palo
  Verde Project (Southern California
  Edison Co. Gtd.)
  4,500                  3.850                             02/09/96                               4,500

CALIFORNIA--18.4%
 California Department of Water
  Resources VRDN, Series SG-5, Central
  Valley Project
  5,000                  3.700                             12/07/95                               5,000

 California Housing Finance Authority
  Revenue VRDN, Series: 1993 B,
  Merrill P-Floats PA-58 (California
  Housing Finance Agency Home Mortgage
  Insured)
  6,945                  3.700                             12/07/95                               6,945

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 California Housing Finance Authority
  Revenue VRDN, Series: 1993 B,
  Merrill P-Floats PT-14 (California
  Housing Finance Agency Home Mortgage
  Insured)
$ 4,000                  3.700%                            12/07/95                            $  4,000

 California Pollution Control Finance
  Authority VRDN, Series: 1984 A, (San
  Diego Gas & Electric Co. Gtd.)
  2,750                  4.000                             09/01/96                               2,750

 California School Cash Reserve
  Program Authority TRAN,
  Series: 1995 A
  3,000                  4.750                             07/03/96                               3,014

 California Statewide Community
  Development Authority TRAN, Series:
  A (CA Statewide Communities Program
  Pool Residual Fund Insured)
  4,050                  4.750                             07/05/96                               4,066

 City of Chino TRAN
  4,500                  4.500                             07/31/96                               4,514

 City of Huntington Beach TRAN
  8,000                  4.750                             10/04/96                               8,032

 City of Irvine GO (Dai-Ichi Kangyo
  LOC)
  2,000                  3.800                             12/01/95                               2,000

 City of Los Angeles VRDN, Series:
  BPT-129 (U.S. Government Securities
  Colld.)
  6,900                  3.800                             12/07/95                               6,900

 Irvine Ranch Water District VRDN,
  Consolidated Refunding Series: 1985
  B (Sumitomo Bank Ltd. LOC)
  5,600                  3.950                             12/01/95                               5,600

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 2, 102,
  103, and 206 (Morgan Guaranty Trust
  Co. LOC)
    700                  4.400                             12/01/95                                 700

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 105, 140,
  240, and 250 Program (Bank of
  America NT & SA LOC)
    100                  3.850                             12/01/95                                 100

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 140, 186,
  188, and 240 Program (Industrial
  Bank of Japan LOC)
  4,420                  3.950                             12/01/95                               4,420

 Sacramento County Multifamily Housing
  Revenue VRDN,
  Series: B, (Dai-Ichi Kangyo Bank
  LOC)
  2,100                  4.150                             12/07/95                               2,100

 San Bernardino County TRAN, Series:
  1995-96
  (Banque Nationale De Paris LOC)
  5,325                  4.500                             07/05/96                               5,342

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
CALIFORNIA--CONTINUED
 San Bernardino County TRAN, Series:
  1995, Hesperia Community College
  District
$ 5,000                   4.500%                           08/30/96                            $  5,014

 San Joaquin County TRAN
 10,000                   4.500                            10/15/96                              10,048

 Santa Clara County TRAN
 13,000                   4.500                            08/02/96                              13,050

 Sonoma County TRAN
 15,000                   4.250                            11/01/96                              15,053

 State of California GO
  5,000                  11.000                            03/01/96                               5,074

 State of California GO VRDN, Series:
  1992, TOCR (MBIA Insured)
  2,500                   4.000                            12/07/95                               2,500

 State of California PCR VRDN, Series:
  1986 B, Southern California Edison
  Project (Southern California Edison
  Co. Gtd.)
    800                   3.850                            12/01/95                                 800

 State of California RAW VRDN, Series:
  1994 C, (Westdeutsche, Landesbank
  Girozentrale LOC)
 18,000                   3.870                            12/07/95                              18,000
 12,500                   5.750                            04/25/96                              12,551
                                                                                               --------
                                                                                                 30,551
                                                                                               --------
                                                                                                147,573
COLORADO--3.3%
 Broomfield IDR VRDN, Series: 1984,
  Buckeye Investment Project (Bank of
  America NT & SA LOC)
  1,600                   4.000                            12/07/95                               1,600
 Cherry Creek GO VRDN, South Metro
  District #1
  (Dresdner Bank LOC)
  3,810                   3.750                            12/07/95                               3,810

 City and County of Denver
  Transportation VRDN, Series: 1991 B
  (Sanwa Bank LOC)
  8,000                   4.100                            12/07/95                               8,000

 Colorado Housing Finance Authority
  Revenue TOB, Series: C, Housing
  Revenue Bond Project (Bank of
  America LOC)
  2,755                   4.000                            03/01/96                               2,755

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Moffat County PCR VRDN, Series: 1984
  (National Rural Utility Cooperative
  Finance Gtd.)
$ 6,800                  3.650%                            12/07/95                            $  6,800

 Pitkin County IDA VRDN, Series: 1984
  A, Aspen Skiing Co. Project (First
  National Bank of Chicago LOC)
  1,800                  3.850                             12/01/95                               1,800

 Regional Transportation District
  VRDN, Series: A,
  (Bank of Tokyo LOC)
  1,525                  3.050                             12/07/95                               1,525
                                                                                               --------
                                                                                                 26,290

DISTRICT OF COLUMBIA--0.2%
 District of Columbia VRDN, Series:
  1985, American University Project
  (National Westminster Bank LOC)
  2,000                  3.650                             12/07/95                               2,000

CONNECTICUT--0.6%
 Connecticut State GO VRDN, Series:
  BTP-171
  4,710                  3.950                             02/20/96                               4,710

DELAWARE--0.3%
 State of Delaware GO VRDN, Series:
  1994 A, BTP-73
  2,570                  3.900                             12/07/95                               2,570

FLORIDA--7.8%
 Atlantic Beach VRDN, Series: 1994 B,
  Fleet Landing Project (Barnett Banks
  of Jacksonville LOC)
  9,200                  3.800                             12/01/95                               9,200

 Broward County Housing Finance
  Authority Revenue VRDN (PNC Bank
  LOC)
  8,000                  3.750                             12/01/95                               8,000

 Broward County School District GO
  VRDN, Series: 1992, PW Municipal
  Securities Trust Receipts, Series
  PW-16
  (U.S. Government Securities Colld.)
 10,000                  4.000                             12/07/95                              10,000

 Dade County School District GO VRDN,
  Series: 1994, BTP-66 (MBIA Insured)
  5,535                  3.900                             12/07/95                               5,535

 Dade County Special Obligation
  Revenue VRDN, Capital Acquisition,
  Series: 1990 (Sanwa Bank LOC)
    200                  3.850                             12/07/95                                 200


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Florida Department of Environment
  Protection Revenue VRDN, Series:
  1994 A, BTP-64 (MBIA Insured)
$ 7,585                3.950%                             01/10/96                             $  7,585

 Florida First Municipal Loan Council
  CP, Pooled Loan Program (Sumitomo
  Bank Ltd. LOC)
  5,000                4.000                              12/01/95                                5,000

 Florida State Board of Education
  VRDN, Series: 1993 E, Eagle Trust,
  Series: 940901
  6,000                3.820                              12/07/95                                6,000

 Jacksonville Electric Authority VRDN,
  Series: SGA 17 Bear Stearns
  Municipal Trust 1995
  5,000                3.750                              12/07/95                                5,000

 Jacksonville Health Facilities
  Authority Revenue VRDN, Series:
  1990, Baptist Health Project
  (Barnett Banks of Jacksonville LOC)
  3,800                3.900                              12/01/95                                3,800

 Palm Beach County Housing Finance
  Authority Revenue VRDN, Series: 1988
  D (New England Mutual Gtd.)
  2,200                3.900                              12/07/95                                2,200
                                                                                               --------
                                                                                                 62,520

GEORGIA--4.3%
 Burke County Development Authority
  PCR VRDN, Series: 1995-3, Plant
  Vogtle Project (Georgia Power Co.
  Gtd.)
  1,700                3.800                              12/01/95                                1,700

 Dekalb County Development Authority
  PCR VRDN, Series: 1987, General
  Motors Project (General Motors Corp.
  Gtd.)
  6,300                3.850                              12/07/95                                6,300

 Elbert County Development Authority
  IDR VRDN, Series: 1992, Allied-
  Signal Project (Allied-Signal, Inc.
  Gtd.)
  2,430                3.850                              12/07/95                                2,430

 Fulton County Development Authority
  IDR VRDN, General Motors Project
  (General Motors Corp. Gtd.)
  1,500                3.850                              12/07/95                                1,500

 Fulton County Resident Elderly
  Authority VRDN, St. Anne's Terrace
  Project (NationsBank Georgia LOC)
  2,500                3.750                              12/07/95                                2,500

 State of Georgia GO VRDN, Series:
  1992 C, BTP-79
  1,500                3.850                              12/07/95                                1,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 State of Georgia GO VRDN, Series:
  1993 F, JPMP-35
$ 3,000                  3.800%                            12/07/95                            $  3,000

 Marietta Georgia Housing Authority
  Revenue Bond Falls at Bells Ferry
  (U.S. Government Securities Colld.)
  1,985                  5.250                             01/15/96                               1,985

 Metro Atlanta Rapid Transit Authority
  Revenue VRDN, Series: A, BTP-58
  (AMBAC Insured)
  5,965                  3.900                             12/07/95                               5,965

 Monroe County Development Authority
  PCR VRDN, Series: 1994, Scherer
  Plant Project (Gulf Power Co. Gtd.)
  2,200                  4.000                             12/01/95                               2,200

 Monroe County Development Authority
  PCR VRDN, Series: 1995, Scherer
  Plant Project (Georgia Power Co.
  Gtd.)
  5,600                  4.000                             12/01/95                               5,600
                                                                                               --------
                                                                                                 34,680

ILLINOIS--4.6%
 City of Naperville IDR VRDN, General
  Motors Project (General Motors Corp.
  Gtd.)
  1,380                  3.850                             12/07/95                               1,380

 Illinois Development Finance
  Authority IDR VRDN, Series: 1993 A,
  Olin Corp. Project (Credit Suisse
  LOC)
  9,490                  3.750                             12/01/95                               9,490

 Illinois Educational Facilities
  Authority VRDN, Series: 1987, The
  Art Institute of Chicago (Mitsubishi
  Bank LOC)
  6,055                  4.000                             12/07/95                               6,055

 Illinois Health Facilities Authority
  VRDN, Series: E, Hospital Sisters
  Service Project (MBIA Insured)
    300                  3.600                             12/07/95                                 300

 Illinois Health Facilities Authority
  VRDN, Series: 1991, West Suburban
  Medical Center Project (First
  National Bank of Chicago LOC)
    150                  3.750                             12/07/95                                 150

 Illinois Health Facilities Authority
  VRDN, Series: 1993, Resurrection
  Health Care Project
  5,000                  3.850                             12/01/95                               5,000

 Illinois Health Facilities Authority
  VRDN, Series: 1994, Riverside Health
  System Project (LaSalle National
  Bank LOC)
  1,100                  3.750                             12/07/95                               1,100

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
ILLINOIS--CONTINUED

 Illinois Health Facilities Authority
  VRDN, Series: 1995, Healthcor
  Project (Fuji Bank LOC)
$ 5,950                  4.050%                            12/07/95                            $  5,950

 Illinois Health Facilities Authority
  Pooled Revenue VRDN,
  Series: 1985 D (First National Bank
  of Chicago LOC)
  2,675                  3.850                             12/07/95                               2,675

 Illinois State Sales Tax Revenue
  Bond, Series: B
  1,000                  7.625                             06/15/96                               1,028

 Regional Transportation Authority
  Revenue VRDN, Series: D (FGIC
  Insured)
  4,000                  3.800                             12/07/95                               4,000
                                                                                               --------
                                                                                                 37,128

INDIANA--0.3%
 Fort Wayne Hospital Authority Revenue
  VRDN, Series: D, Park View Hospital
  Program (Fuji Bank LOC)
  2,430                  4.050                             12/07/95                               2,430

IOWA--0.5%
 City of Le Claire Public Utility,
  Series: 1986 A (U.S. Government
  Securities Colld.)
  2,210                  4.125                             09/01/96                               2,212

 City of Le Claire Public Utility,
  Series: 1986 B (U.S. Government
  Securities Colld.)
  1,580                  4.125                             09/01/96                               1,581
                                                                                               --------
                                                                                                  3,793

KANSAS--1.6%
 City of LaCygne Environmental Revenue
  VRDN, Series: 1994 A, Kansas City
  Power & Light Project
 11,940                  3.750                             12/07/95                              11,940

 City of Topeka Sewer System Revenue
  VRDN, Series: 1984 (MBIA Insured)
    700                  3.800                             12/01/95                                 700
                                                                                               --------
                                                                                                 12,640

KENTUCKY--0.9%
 City of Danville Lease Revenue CP,
  Municipal Pooled Lease Program (PNC
  Bank LOC)
  2,605                  3.850                             02/12/96                               2,605

 Kentucky Higher Education Student
  Loan Corp. VRDN, Series: 1991 E
  (Sumitomo Bank Ltd. LOC)
  2,000                  4.100                             12/07/95                               2,000

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Pendleton County Revenue VRDN,
  Series: 1987, Kentucky Association
  of Counties-Self-Insurance Funding
  (PNC Bank LOC)
$ 3,000                  4.000%                            07/01/96                            $  3,000
                                                                                               --------
                                                                                                  7,605

LOUISIANA--0.4%
 Parish of East Baton Rouge PCR VRDN,
  Series: 1993, Exxon Project (Exxon
  Corp. Gtd.)
  2,000                  3.800                             12/01/95                               2,000

 Parish of West Baton Rouge District #
  3 PCR CP, Dow Chemical Project (Dow
  Chemical Gtd.)
  1,300                  3.950                             01/22/96                               1,300
                                                                                               --------
                                                                                                  3,300

MARYLAND--3.2%
 Anne Arundel County Revenue Refunding
  Bonds, Windgate Project (MGT Co.
  LOC)
  3,500                  4.200                             12/29/95                               3,499

 Baltimore County Multifamily Housing
  Revenue VRDN, Series: 1991, Quail
  Ridge Apartments Project (Sumitomo
  Bank LOC)
  2,200                  4.100                             12/07/95                               2,200

 Baltimore IDA VRDN, Series: 1986,
  Capital Acquisition Program (Dai-
  Ichi Kangyo Bank LOC)
  2,000                  3.900                             12/07/95                               2,000

 Maryland State Community Development
  Administration, Series: 1993, Single
  Family Program, Merrill P-Floats PT-
  12
  8,000                  3.650                             12/01/95                               8,000

 Maryland State Community Development
  Administration TOB, Series: 1984 B,
  MD-28C
  6,670                  3.850                             05/15/96                               6,670

 Montgomery County VRDN, Series: 1993
  A, Single Family Housing Program,
  Merrill P-Floats PA-40
  2,000                  3.800                             05/15/96                               2,000

 Washington Suburban Sanitary District
  VRDN, Series: 1994 G, Eagle Trust
  1,000                  3.820                             12/07/95                               1,000
                                                                                               --------
                                                                                                 25,369

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.8%
 Massachusetts Health & Education
  Facilities Revenue VRDN, Series: P,
  Merrill General Trust SG-27
$ 8,000                3.750%                             12/07/95                             $  8,000

 Massachusetts Municipal Electric Co.
  Revenue VRDN, Series: 1994 B, BTP-67
  (MBIA Insured)
  5,760                3.850                              12/07/95                                5,760
                                                                                               --------
                                                                                                 13,760

MICHIGAN--1.4%
 Michigan State Strategic Fund PCR CP,
  (Dow Chemical Gtd.)
  1,500                3.950                              01/22/96                                1,500

 Michigan State Strategic Fund IDR
  VRDN, Allied-Signal Project (Allied-
  Signal Inc., Gtd.)
  6,100                3.800                              12/07/95                                6,100

 Michigan State Strategic Fund Revenue
  PCR VRDN, Series: 1995 C, Detroit
  Edison Project (Barclays LOC)
  1,000                3.650                              12/01/95                                1,000

 Michigan State Strategic Fund Ltd. GO
  Series: 1993 A, Consumer Power Co.
  Project
  2,300                3.700                              12/07/95                                2,300
                                                                                               --------
                                                                                                 10,900

MINNESOTA--2.2%
 Minnetonka Multifamily Housing
  Revenue VRDN, Series: 1995, Cliffs
  at Ridgedale Project (FNMA Colld.)
 17,300                4.050                              12/07/95                               17,300

 Rochester Health Care Facility
  Revenue VRDN, Mayo Medical Center,
  Merrill P-Floats PA-96
    615                3.800                              12/07/95                                  615
                                                                                               --------
                                                                                                 17,915

MISSOURI--2.4%
 Callaway County IDA Health System
  VRDN, Series: 1995 (NationsBank
  Tennessee LOC)
  5,000                3.800                              12/07/95                                5,000

 IDA of St. Louis County Housing
  Revenue VRDN, South Point & Hunters
  Ridge Project PT66 (Commerzbank LOC)
  9,500                3.650                              12/01/95                                9,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Missouri State Environmental
  Improvement Authority Revenue VRDN,
  Series: 1992, Kansas Power & Light
  Project (K. C. Power & Light Gtd.)
$   400                  3.750%                            12/07/95                            $    400

 Missouri State Health & Education
  Facilities Revenue CP, SSM Health
  Care Projects, Series: 1988 C
  (Mitsubishi Bank LOC)
  4,300                  4.000                             12/01/95                               4,300
                                                                                               --------
                                                                                                 19,200

MISSISSIPPI--0.3%
 Mississippi Hospital Equipment
  Authority Hospital Revenue VRDN,
  Baptist Medical Center Project
  (Sanwa Bank LOC)
  2,600                  4.100                             12/01/95                               2,600

NEVADA--0.5%
 Nevada Housing Division Housing
  Revenue Bond, Single Family Program,
  Senior Series: A-3
  4,365                  3.900                             04/01/96                               4,365

NEW HAMPSHIRE--0.5%
 New Hampshire Higher Education &
  Health Revenue VRDN, Dartmouth
  College, Trust SG-19
  3,600                  3.800                             12/07/95                               3,600

NEW YORK--10.2%
 City of New York GO VRDN, Series:
  1992 A, Citicorp TOB CR-14I (FSAC
  Insured)
  5,100                  4.100                             02/15/96                               5,100

 City of New York GO VRDN, Series:
  1993 B (FGIC Insured)
  3,400                  4.000                             12/01/95                               3,400

 City of New York GO VRDN, Series:
  1994 C (Norinchukin Bank LOC)
  2,100                  4.050                             12/01/95                               2,100

 City of New York GO VRDN, Series:
  1994, H-3 (FSAC Insured)
  2,000                  3.850                             03/13/96                               2,000

 City of New York GO VRDN, Series:
  1994, H-4 (AMBAC Insured)
  3,000                  3.850                             03/13/96                               3,000

 City of New York GO VRDN, Subseries:
  B-2 (Dai-Ichi Kangyo Bank LOC)
  3,700                  4.050                             12/01/95                               3,700

 City of New York GO VRDN, Subseries:
  B-3 (Sanwa Bank LOC)
  1,100                  4.050                             12/01/95                               1,100

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
NEW YORK--CONTINUED

 City of New York GO VRDN,
  Subseries:1993 E-3
  (MGT Co. LOC)
$1,000                   3.700%                            12/01/95                            $  1,000

 City of New York GO VRDN, Subseries:
  1993 E-5
  (Sumitomo Bank Ltd. LOC)
11,400                   3.850                             12/01/95                              11,400

 City of New York TRAN, Series: 1996 A
 6,115                   4.500                             04/11/96                               6,127

 City of New York TRAN, Series: 1996 B
  (Chemical Banking Corp. LOC)
10,000                   4.750                             06/28/96                              10,045

 County Of Nassau TRAN, Series: 1995-A
 1,000                   4.500                             03/15/96                               1,002

 Marine Midland Premium Loan Trust
  VRDN, Series: 1991 B (Hong Kong &
  Shanghai Banking Corp. LOC)
 1,813                   3.950                             12/07/95                               1,813

 New York City Trust Receipts TRAN,
  Series: 1995-1
  (Chemical Banking Corp. LOC)
16,400                   4.100                             06/28/96                              16,400

 New York State Energy Research &
  Development Authority VRDN, Series:
  A, Niagara Mohawk Power Project
  (Toronto-Dominion Bank LOC)
 3,000                   3.950                             12/01/95                               3,000

 New York State Environment Facilities
  Corp. PCR VRDN,
  Eagle Trust Series: 943204 (CGIC
  Insured)
 5,900                   3.770                             12/07/95                               5,900

 Port Authority of New York, Pooled
  Puttable Floating Option VRDN,
  Series: PPT2 (AK Housing Finance
  Corp. Insured)
 5,000                   3.700                             12/07/95                               5,000
                                                                                               --------
                                                                                                 82,087

NORTH CAROLINA--0.3%
 North Carolina Medical Care
  Commission Hospital Revenue VRDN,
  Pooled Financing Project, Series: A
  (Dai-Ichi Kangyo Bank LOC)
 2,800                   3.750                             12/01/95                               2,800

OHIO--1.6%
 City of Greenville IDR VRDN, Revenue
  Refunding,
  Series: 1992, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
 1,000                   3.850                             12/07/95                               1,000

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Ohio State Water Development
  Authority PCR VRDN,
  Series: B (General Motors Corp. LOC)
$7,400                   3.850%                            12/07/95                            $  7,400

 Red Roof Inns Mortgage Bond Trust
  VRDN
  (National City Bank LOC)
 4,639                   3.850                             12/15/95                               4,639
   135                   3.850                             12/18/95                                 135
                                                                                               --------
                                                                                                  4,774
                                                                                               --------
                                                                                                 13,174
PENNSYLVANIA--1.9%
 Allegheny County Hospital VRDN,
  Presbyterian Health Center, Series:
  C (MBIA Insured)
 1,300                   3.700                             12/01/95                               1,300

 Allegheny County Hospital Development
  Authority VRDN,
  Health Facilities Authority Central
  Blood Bank Project
  (PNC Bank LOC)
   300                   3.850                             12/07/95                                 300

 Allegheny County Hospital Development
  Authority VRDN, Series: 1994,
  Harmarville Rehabilitation Project
  (PNC Bank LOC)
 1,000                   3.850                             12/07/95                               1,000

 Delaware Valley Regional Finance
  Authority VRDN, Series: 1985 A-D
  (Hong Kong & Shanghai Banking Corp.
  LOC)
 3,200                   4.000                             12/07/95                               3,200

 Delaware Valley Regional Finance
  Authority Pooled Revenue VRDN,
  Series: 1985 A-D (Midland Bank LOC)
 1,000                   4.000                             12/07/95                               1,000

 City of Philadelphia IDR VRDN, Series
  1988, Franklin Institute Project
  (PNC Bank LOC)
 2,300                   3.850                             12/07/95                               2,300

 City of Philadelphia TRAN, Series:
  1995-96 A
 6,000                   4.500                             06/27/96                               6,018
                                                                                               --------
                                                                                                 15,118

PUERTO RICO--0.5%
 Puerto Rico Industrial Medical &
  Environmental Pollution Control
  Facilities Funding Authority Revenue
  Bond, Series: A (Merck & Co. Gtd.)
 4,240                   4.000                             12/01/96                               4,240

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
 County of Lexington IDR VRDN,
  Series: 1992, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
$  700                 3.850%                               12/07/95                               $    700

 County of Lexington Pollution Control
  Finance Authority IDR VRDN, Series:
  1992 A, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
 1,880                 3.850                                12/07/95                                  1,880

 South Carolina Public Service
  Authority Revenue VRDN, Series:
  1995, Lehman Trust Receipts FR/RI-1
  (FGIC Insured)
 6,700                 3.800                                12/07/95                                  6,700

 South Carolina Public Service
  Authority Revenue VRDN, Series: 1985
  B, ML SG Muni Trust SG-32 (FGIC
  Insured)
 9,855                 3.800                                12/07/95                                  9,855
                                                                                                   --------
                                                                                                     19,135

TENNESSEE--2.7%
 City of Clarksville Public Building
  Authority Revenue VRDN, Series:
  1995, Tennessee Muni Bond Fund
  (NationsBank Florida LOC)
 5,000                 3.750                                12/07/95                                  5,000

 Hamilton County IDR VRDN, Series:
  1995, Tennessee Aquarium Project
  (NationsBank Tennessee LOC)
 8,850                 3.750                                12/07/95                                  8,850

 Lauderdale County School Board GO
  BAN, Series: 1995
 2,550                 4.900                                03/01/96                                  2,550

 Metro Nashville Airport Authority
  Revenue VRDN,
  Series: 1995 B, American Airlines
  Project
  (Bayerische Landesbank LOC)
 5,000                 3.850                                12/01/95                                  5,000
                                                                                                   --------
                                                                                                     21,400

TEXAS--8.5%
 AMBAC Pooled Puttable Float Option
  PP2 VRDN (AMBAC, FGIC, & MBIA
  Insured)
 9,860                 3.850                                12/07/95                                  9,860
 Angelina & Neches River Authority
  Solid Waste VRDN, Series: 1984 B,
  TEEC, Inc. Project (Credit Suisse
  LOC)
 5,200                 3.850                                12/01/95                                  5,200

 Bexar County Multifamily Housing
  Finance Authority VRDN, Series: 1988
  A, Creighton's Mill Development
  Project (New England Mutual Gtd.)
 2,500                 3.900                                12/07/95                                  2,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Brazos River Harbor Navigation
  District PCR CP, Series:1987 B, Dow
  Chemical Series (Dow Chemical Gtd.)
$ 1,500                   3.900%                           01/23/96                            $  1,500

 Harris County Health Facilities
  Development Corp. Revenue VRDN,
  Series:1994, Methodist Hospital
  Project
  2,800                   3.800                            12/01/95                               2,800

 Harris County Toll Road Unlimited Tax
  VRDN, Series: 1994 A, Citicorp Eagle
  Trust Series: 954302
  5,500                   3.820                            12/07/95                               5,500

 San Antonio Electric & Gas System CP,
  Series: A
  4,000                   3.850                            02/09/96                               4,000
  8,000                   3.850                            02/14/96                               8,000

 State of Texas TRAN, Series: A
 24,000                   4.750                            08/30/96                              24,121

 Texas Turnpike Authority Dallas Toll
  Revenue VRDN,
  Series: 1990 BTP-60 ADP Class: B
  (AMBAC Insured)
  5,049                   3.900                            12/25/95                               5,049
                                                                                               --------
                                                                                                 68,530

UTAH--0.1%
 Uintah County PCR Bond Public
  Utility, Deseret General
  Transmission Project (U.S.
  Government Securities Colld.)
  1,135                  10.125                            10/15/96                               1,194

VIRGINIA--3.9%
 City of Newport News Redevelopment &
  Housing Authority VRDN, Indian Lake
  Apartments Project, Merrill P-Floats
  PT-65 (Commerzbank LOC)
  8,155                   3.650                            12/01/95                               8,155

 City of Norfolk GO VRDN, Eagle Trust,
  Series: 944601
  9,000                   3.820                            12/07/95                               9,000

 City of Roanoke IDR VRDN, Series:
  1994, Cooper Industries Project
  (Cooper Industries Gtd.)
  6,300                   3.800                            12/07/95                               6,300

 County of Loudoun IDA Residential
  Care VRDN, Series: 1994 B, Falcons
  Landing (Banque Paribas LOC)
  6,400                   3.850                            12/01/95                               6,400

 County of Prince William Revenue
  VRDN, Series: 1993, TOCR (FGIC
  Insured)
  1,605                   3.800                            12/07/95                               1,605
                                                                                               --------
                                                                                                 31,460

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
WASHINGTON--2.5%
 Kent Economic Development Corp. IDR
  VRDN, Associated Grocers Project
  (Seattle-First National Bank LOC)
$ 4,200                4.692%                             12/07/95                             $  4,200

 State of Washington GO VRDN, Series
  A, Citibank TOB
  5,300                3.820                              12/07/95                                5,300

 Washington Health Care Facilities
  Authority Revenue VRDN, Series: 1993
  (MBIA Insured)
  2,400                3.700                              12/07/95                                2,400

 Washington Public Power Supply System
  Revenue VRDN, Series: 1990 B, BTP-85
  (U.S. Government Securities Colld.)
  3,256                3.900                              12/07/95                                3,256

 Washington Public Power Supply System
  Revenue VRDN, Series 1994 A BTP-61,
  Nuclear Power Project # 2
  (Washington Public Power Supply
  System Project #1 & #2 Gtd.)
  5,035                3.950                              12/07/95                                5,035
                                                                                               --------
                                                                                                 20,191

WISCONSIN--1.7%
 City of Milwaukee Redevelopment
  Authority Revenue VRDN, Series:
  1985, Kennedy II Associates Ltd.
  Partnership Project (Bank of America
  LOC)
  1,600                3.900                              12/20/95                                1,600

 City of Pleasant Prairie PCR VRDN,
  Series: 1995 C, Wisconsin Electric
  Power Project
  6,500                3.750                              12/07/95                                6,500

 Wisconsin Housing and Economic
  Development Authority Homeownership
  Revenue Bonds, Series: 1990 D
  5,575                4.000                              03/01/96                                5,575
                                                                                               --------
                                                                                                 13,675

Principal
 Amount/                Interest                           Maturity                           Amortized
 Shares                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
WYOMING--0.6%
 City of Green River PCR VRDN Allied-
  Signal Project (Allied-Signal, Inc.
  Gtd.)
$ 1,000                  3.850%                            12/07/95                            $  1,000

 Uinta County PCR VRDN, Series: 1993,
  Chevron USA Inc. Project (Chevron
  Oil Gtd.)
  3,500                  3.650                             12/01/95                               3,500
                                                                                               --------
                                                                                                  4,500
-------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                    $766,902
-------------------------------------------------------------------------------------------------------

OTHER--0.6%
 AIM Tax Free Money Market Fund

  500                   3.570%                                    --                                   $    500

 Dreyfus Tax Exempt Cash Management
  Fund
  900                   3.573                                     --                                        900

 Federated Tax Free Trust Money Market
  Fund #15
2,434                   3.660                                     --                                      2,434

 Federated Tax Free Trust Money Market
  Fund #73
  819                   3.420                                     --                                        819

 Provident Muni Fund
  421                   3.390                                     --                                        421
---------------------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                                            $  5,074
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--96.1%                                                                               $771,976
---------------------------------------------------------------------------------------------------------------
Other assets, less liabilities--3.9%                                                                     31,754
---------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                     $803,730
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
INVESTMENT ABBREVIATIONS AND NOTES:

AMBAC     --American Municipal Bond Assurance Corp.
BAN       --Bond Anticipation Note
BTP       --Bankers Trust Partnership
CGIC      --Capital Guaranty Insurance Co.
Colld.    --Collateralized
CP        --Commercial Paper
FGIC      --Financial Guaranty Insurance Corp.
FNMA      --Federal National Mortgage Association
FRN       --Floating Rate Note
FSAC      --Financial Security Assurance Corp.
GO        --General Obligation
Gtd.      --Guaranteed
IDA       --Industrial Development Authority
IDR       --Industrial Development Revenue
IRC       --Irrevocable Revolving Credit
JPMP      --J.P. Morgan Partnership
LOC       --Letter of Credit
MBIA      --Municipal Bond Insurance Association
MGT       --Morgan Guaranty Trust
ML SG     --Merrill Lynch/Societe Generale
P-Floats  --Puttable Floating Rate Security
PCR       --Pollution Control Revenue
RAW       --Revenue Anticipation Warrant
TOB       --Tender Option Bond
TOCR      --Tender Option Custodial Receipt
TRAN      --Tax and Revenue Anticipation Note
VRDN      --Variable Rate Demand Note

--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

--Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

--The amortized cost also represents cost for federal income tax purposes.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                 Diversified             Government
                                   Assets     Government   Select   Tax-Exempt
                                  Portfolio   Portfolio  Portfolio  Portfolio
------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
 amortized cost                  $2,038,306    $592,986   $685,847   $771,976
Repurchase agreements, at cost      428,305     299,763         --         --
Cash                                 48,881          --         --         --
Receivables:
 Interest                             6,052       1,037        340      6,680
 Fund units sold                    673,549      50,606     16,337     58,356
 Investment securities sold              --          --         --     10,870
 Administrator                           --          28         27         17
Other assets                             37           8          5         15
------------------------------------------------------------------------------
TOTAL ASSETS                      3,195,130     944,428    702,556    847,914
------------------------------------------------------------------------------
LIABILITIES:
Due to Custodian                         --          --         --      1,390
Payable for:
 Fund units redeemed                513,919      40,149      4,299     34,430
 Investment securities purchased     58,648      49,563     10,000      5,840
 Distributions to unitholders        11,315       3,750      2,953      2,232
Accrued expenses:
 Advisory fees                          510         174         54        156
 Administration fees                    144          77         67         73
 Custodian fees                          36           8          6          7
 Transfer agent fees                     49           5         10          9
Other liabilities                       162          38         25         47
------------------------------------------------------------------------------
TOTAL LIABILITIES                   584,783      93,764     17,414     44,184
------------------------------------------------------------------------------
NET ASSETS                       $2,610,347    $850,664   $685,142   $803,730
------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $2,612,248    $851,102   $685,315   $803,691
Accumulated net realized gain
 (loss) on investment transac-
 tions                               (1,901)       (438)      (173)        39
------------------------------------------------------------------------------
NET ASSETS                       $2,610,347    $850,664   $685,142   $803,730
------------------------------------------------------------------------------
Total units outstanding (no par
 value), unlimited units autho-
 rized                            2,612,248     851,102    685,315    803,691
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per unit (net
 assets/units outstanding)            $1.00       $1.00      $1.00      $1.00
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(All amounts in thousands)

                                 Diversified            Government
                                   Assets    Government   Select   Tax-Exempt
                                  Portfolio  Portfolio  Portfolio  Portfolio
-----------------------------------------------------------------------------
INVESTMENT INCOME                 $169,238    $45,327    $33,397    $26,869
-----------------------------------------------------------------------------
EXPENSES:
Investment advisory fees             7,081      1,939      1,423      1,687
Administration fees                  1,929        895        752        828
Custodian fees                         318        101         75         98
Transfer agent fees                    110         32         25         32
Registration fees                       14         14          1         --
Professional fees                      119         26         26         29
Trustee fees                            73         22         12         21
Other                                   75         55         25         66
-----------------------------------------------------------------------------
TOTAL EXPENSES                       9,719      3,084      2,339      2,761
Less: Voluntary waivers of in-
 vestment advisory fees                 --         --       (854)        --
Less: Expenses reimbursable by
 Administrator                          --       (370)      (347)      (390)
-----------------------------------------------------------------------------
Net expenses                         9,719      2,714      1,138      2,371
-----------------------------------------------------------------------------
NET INVESTMENT INCOME              159,519     42,613     32,259     24,498
Net realized gain (loss) on in-
 vestment transactions              (1,460)      (828)       (73)        48
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS          $158,059    $41,785    $32,186    $24,546
-----------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                     Diversified Assets                                     Government Select
                          Portfolio             Government Portfolio            Portfolio           Tax-Exempt Portfolio
                  --------------------------  -------------------------  ------------------------  ------------------------
                      1995          1994          1995         1994         1995         1994         1995         1994
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM:
OPERATIONS:
 Net investment
  income          $    159,519  $    116,513  $     42,613  $    32,931  $    32,259  $    15,868  $    24,498  $    25,174
 Net realized
  gain (loss) on
  investment
  transactions          (1,460)       (1,955)         (828)        (517)         (73)        (212)          48           27
----------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets re-
 sulting from
 operations            158,059       114,558        41,785       32,414       32,186       15,656       24,546       25,201
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS:
 Net investment
  income              (159,519)     (116,513)      (42,613)     (32,931)     (32,259)     (15,868)     (24,498)     (25,174)
 Net realized
  gain on in-
  vestment
  transactions              --            --            --           --           --           --           --          (27)
 In excess of
  net realized
  gain on in-
  vestment
  transactions              --            (5)           --           (8)          --           (3)          --           (9)
----------------------------------------------------------------------------------------------------------------------------
Total distribu-
 tions to
 unitholders          (159,519)     (116,518)      (42,613)     (32,939)     (32,259)     (15,871)     (24,498)     (25,210)
----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
 TIONS
 (AT $1.00 PER
  UNIT):
 Proceeds from
  the sale of
  units             43,084,716    33,080,284    10,203,042    8,096,549    3,588,011    1,418,799    5,729,794    5,280,315
 Cost of units
  redeemed         (43,366,308)  (33,386,732)  (10,140,281)  (8,373,913)  (3,396,629)  (1,311,373)  (5,779,215)  (5,619,135)
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets re-
 sulting
 from unit
 transactions         (281,592)     (306,448)       62,761     (277,364)     191,382      107,426      (49,421)    (338,820)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL
 CONTRIBUTIONS
 RECEIVED FROM
 NORTHERN TRUST
 CORPORATION             1,519            --           915           --          115           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)           (281,533)     (308,408)       62,848     (277,889)     191,424      107,211      (49,373)    (338,829)
Net assets--be-
 ginning of year     2,891,880     3,200,288       787,816    1,065,705      493,718      386,507      853,103    1,191,932
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END
 OF YEAR          $  2,610,347  $  2,891,880  $    850,664  $   787,816  $   685,142  $   493,718  $   803,730  $   853,103
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Diversified Assets Portfolio

                        1995        1994        1993        1992        1991        1990        1989        1988        1987
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  5.78%       3.92%       3.00%       3.80%       6.19%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets:
 Net expenses           0.34%       0.35%       0.34%       0.34%       0.35%       0.35%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       3.00%       3.79%       6.18%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.34%       0.35%       0.35%       0.35%       0.36%       0.36%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       2.99%       3.78%       6.17%       8.00%       8.98%       7.15%       6.30%
Net assets at
end of year (in
thousands)        $2,610,347  $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756  $1,871,713  $1,528,203  $1,533,941
-----------------------------------------------------------------------------------------------------------------------------
                        1986
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.07
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.07
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.07)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  6.56%
Ratios to aver-
age net assets:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Net assets at
end of year (in
thousands)        $1,080,659
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)           5.64%     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets:
 Net expenses                 0.35%     0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%     0.44%     0.40%
 Net investment income        5.49%     3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.40%     0.40%     0.46%     0.50%     0.55%     0.55%     0.62%
 Net investment income        5.49%     3.59%       2.91%       3.65%     5.98%     7.79%     8.63%     6.82%     6.04%     5.72%
Net assets at end of
year (in thousands)       $850,664  $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301  $218,530  $160,542
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Select Portfolio

                              1995      1994      1993      1992      1991     1990 (a)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
Total income from
investment operations         0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------
Total return (b)(c)           5.82%     3.84%     3.00%     3.71%     5.82%    0.50%
Ratios to average net
assets (d):
 Net expenses                 0.20%     0.20%     0.20%     0.20%     0.20%    0.20%
 Net investment income        5.67%     3.83%     2.99%     3.70%     5.78%    7.65%
Ratios to average to net
assets assuming no
voluntary waiver of
advisory and
administration fees and
maximum non-reimbursable
expenses (d):
 Net expenses                 0.35%     0.35%     0.35%     0.52%     0.60%    1.33%
 Net investment income        5.52%     3.68%     2.84%     3.38%     5.38%    6.52%
Net assets at end of
period (in thousands)     $685,142  $493,718  $386,507  $264,756  $160,750  $44,215
---------------------------------------------------------------------------------------

(a) Commenced investment operations on November 7, 1990.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Tax-Exempt Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)              3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%     4.00%     4.30%
Ratios to average net
assets:
 Net expenses                 0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%     0.45%     0.47%
 Net investment income        3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%     4.00%     4.30%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.39%     0.40%     0.43%     0.49%     0.48%     0.46%     0.50%
 Net investment income        3.63%     2.40%       2.26%       2.90%     4.52%     5.64%     6.03%     4.92%     3.99%     4.27%
Net assets at end of
year (in thousands)       $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680  $410,772  $456,467
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified
Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1995, the Trust's most recent tax year end, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,901,000, $438,000 and $173,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

(e) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to unitholders of record as of
3:00 p.m., Chicago time. Prior to March 1, 1994, short-term capital gains, if any, were declared daily. Commencing March 1, 1994, net realized short-term capital gains, if any, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to units redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the portfolios to Northern in cash. Northern has undertaken to credit or arrange for the crediting of such distributions to each unitholder's account with Northern, its affiliates or its correspondents.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1995 was to reduce advisory fees by approximately $854,000.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.
 The Trust and Northern Trust Corporation (the "Corporation") entered into an agreement (the "Put Agreement") dated May 19, 1994 which provided the Trust the right to require the Corporation to purchase, and the Corporation the right to require the Trust to sell, certain Federal Home Loan and Federal Farm Credit Banks securities held by the Diversified Assets, Government and Government Select Portfolios on or before June 19, 1995 (the "final purchase date"). The purchase price under the Put Agreement was the greater of the amortized cost value or market value on the date of purchase.
 On May 25, 1995, pursuant to the Put Agreement, the Corporation notified the Trust of its intent to exercise its right to require the Trust to sell these securities, on the final purchase date. On June 19, 1995, the Corporation purchased these securities at amortized cost, which exceeded market value by approximately $1,519,000, $915,000 and $115,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. The Portfolios recorded realized losses to the extent the purchase price exceeded market value of the securities. The Portfolios received capital contributions from the Corporation in connection with the Put Agreement, which served to offset such losses. The net realized losses on the sale of these securities are not deductible for federal income tax purposes. As a result, the Portfolios reclassified an amount equal to the net realized losses on the sale of these securities from "accumulated net realized gain (loss) on investment transactions" to "paid-in capital." This reclassification had no effect on the net assets of the Portfolios and was designed to present the Portfolios' capital accounts on a tax basis.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
As compensation for the services rendered as administrator, and the assumption by Goldman Sachs of expenses related thereto, Goldman Sachs is entitled to receive from each portfolio a fee, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million,
 .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each portfolio. Goldman Sachs receives no compensation under the Distribution Agreement.
 Goldman Sachs has voluntarily agreed to waive a portion of its administration fees in the event that overall administration fees earned during the prior fiscal year exceeded certain specified levels. For the year ended November 30, 1995, there was no reduction in administration fees due to this waiver.
 Furthermore, Goldman Sachs has agreed to reimburse the portfolios for certain expenses in the event that such expenses, as defined, exceed, on an annualized basis, .10% of each portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the year ended November 30, 1995 was to reduce the expenses of the Government, Government Select and Tax-Exempt Portfolios by approximately $370,000, $347,000 and $390,000, respectively.

--------------------------------------------------------------------------------

5. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this arrangement during the year ended November 30, 1995.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Unitholders and Trustees of
The Benchmark Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management expenses and other
information.


The
Benchmark
Funds

Money
Market
Portfolios



          Annual Report
          November 30, 1995

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BALANCED PORTFOLIO

The portfolio invested nearly all of its cash assets, and was able to post an attractive 20.22% return, during fiscal year 1995. Although the portfolio underperformed its composite index, its annual return is well above the historical average return for a conservative balanced fund.
  We attribute the portfolio's underperformance to its lack of technology securities, relative to other balanced portfolios, and to our less-than-aggressive stance on interest-rate-sensitive stocks--the top performers for 1995. But, by keeping cash reserves low, we were able to invest more assets in stocks and bonds, keeping the portfolio's overall return healthy.
  We manage the portfolio conservatively, and it is designed to provide a reasonably stable return over the long term. Because of our conservative stance, it is difficult for the portfolio to keep pace with the market during very robust periods of stock and bond performance, as was the case in 1995. On the other hand, during stock market downturns, the portfolio's structure should give the portfolio a competitive advantage relative to many other balanced funds.
  During the next 12 months, we do not anticipate making any dramatic changes to the portfolio's asset allocation. Within the equity portion of the portfolio, we will continue to emphasize holdings with better-than-average growth characteristics. Within the bond portion, we will continue to emphasize very high-quality investments.

John Zielinski, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                       $10,000 INVESTMENT IN BENCHMARK
                        BALANCED PORTFOLIO VS. S&P 500
                       COMPOSITE STOCK PRICE INDEX, THE
                         LEHMAN BROTHERS INTERMEDIATE
                      GOVERNMENT/CORPORATE INDEX AND THE
                                COMPOSITE INDEX

                             [GRAPH APPEARS HERE]


CLASS A UNITS  Balanced Portfolio  S&P 500  Lehman Brothers  Composite Index
               -------------------------------------------------------------
  7/1/93          $10,000          $10,000     $10,000           $10,000
11/30/93           10,312           10,372      10,195            10,290
11/30/94            9,821           10,485      10,009            10,299
11/30/95           11,807           14,365      11,462            12,974
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended           Class A   S&P      Lehman   Composite
        November 30, 1995:           Units    500     Brothers   Index*
-------------------------------------------------------------------------
One Year:                           20.22%   37.00%    14.51%    25.97%
-------------------------------------------------------------------------
Since Commencement on 7/1/93:        7.11%   16.15&     5.81%    11.40%
-------------------------------------------------------------------------
*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman
 Brothers Intermediate Government/Corporate Index and 91-Day Treasury Bills, respectively.

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK DIVERSIFIED GROWTH PORTFOLIO

While the portfolio's Class A units fiscal-year return of 24.55% is very attractive on a historical basis, it nevertheless lagged behind the return on the S&P 500 Index. This was due to a combination of factors, including the portfolio's focus on quality growth stocks and the capitalization difference between the portfolio and the Index.
  During the period, quality growth stocks continued to lag behind those with rapidly accelerating earnings. When earnings grow rapidly, the premium investors are willing to pay for consistent quality growth is lessened, causing these stocks to underperform. In addition, the S&P 500 Index consists mainly of large-capitalization stocks, while the portfolio has a mid-capitalization bias relative to the Index. Stocks of larger companies performed much better than their smaller counterparts, particularly during the first half of the fiscal year.
  While the portfolio experienced significant stock turnover during the year, its sector composition did not change much. The portfolio is designed to closely align its sector weightings to the market's. We maintained a slight underweighting in capital goods, and we reduced our slight overweighting in technology to a market weight. This move contributed to the portfolio's underperformance, as technology stocks soared during the period. However, we suspect that this level of performance among technology stocks will not continue into 1996, and we plan to maintain a market weighting in this sector.
  Going forward, we will continue to search for stocks that exhibit the quality growth characteristics that should make them good performers over time.

Bill Proskow, Portfolio Manager



                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     DIVERSIFIED GROWTH PORTFOLIO VS. THE
                      S&P 500 COMPOSITE STOCK PRICE INDEX

                             [GRAPHS APPEAR HERE]


CLASS A UNITS                Diversified Growth              S&P 500
                             -------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         10,739                       11,042
11/30/94                          9,989                       11,162
11/30/95                         12,442                       15,292
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended           Class A             S&P 500
        November 30, 1995:           Units               Index
----------------------------------------------------------------------
One Year:                           24.55%               37.00%
----------------------------------------------------------------------
Since Commencement on 1/11/93:       7.86%               15.84%
----------------------------------------------------------------------

CLASS D UNITS                Diversified Growth              S&P 500
                             -------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,482                        9,738
11/30/95                         11,776                       13,341
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended           Class D             S&P 500
        November 30, 1995:           Units               Index
----------------------------------------------------------------------
One Year:                           24.19%               37.00%
----------------------------------------------------------------------
Since Commencement on 9/14/94:      14.42%               26.80%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK EQUITY INDEX PORTFOLIO

The strength of the stock market itself was the overwhelming factor influencing the portfolio's impressive return. The slight underperformance relative to the S&P 500 Index mainly was due to expenses charged to the portfolio. Additionally, a drag was created because we were not able to immediately invest accruals, and we could not invest each day's net admissions until the following morning.
  Using a passive investment approach, we place substantially all of the portfolio's assets into the securities that comprise the S&P 500 Index. Portfolio sector weightings mimic those of the Index. When changes occur in the Index, we alter the portfolio composition accordingly. Corporate mergers and acquisitions accounted for 18 changes in the Index and, subsequently, our portfolio during fiscal year 1995. Also, spinoffs resulted in three changes, and decisions by the S&P to restructure certain industry sectors resulted in another four. All of these changes, as well as major alterations in capitalization among individual stocks, were reflected in the portfolio when they occurred in the Index.
  The portfolio is designed to provide returns that approximate those of the large capitalization sectors of the equity market, as defined by the S&P 500. It provides a cost-efficient, well-diversified way to gain exposure to that market.
  During the next 12 months, we will continue to follow a passive index strategy designed to provide market returns.

Judy Bednar, Portfolio Manager


                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK EQUITY
                        INDEX PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

                             [GRAPHS APPEAR HERE]

CLASS A UNITS                Short-Intermediate          Merrill Lynch
                             -------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,009                       11,042
11/30/94                         11,105                       11,162
11/30/95                         15,169                       15,292
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended             Class A           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
One Year:                           36.60%               37.00%
----------------------------------------------------------------------
Since Commencement on 1/11/93:      15.52%               15.84%
----------------------------------------------------------------------

CLASS C UNITS                Equity Index                    S&P 500
                             -------------------------------------------
 9/29/95                        $10,000                      $10,000
11/30/95                         10,373                       10,402
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class C           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
Since Commencement on 9/29/95:         3.73%              4.02%
----------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

CLASS D UNITS                Equity Index                    S&P 500
                             -------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,735                        9,738
11/30/95                         13,259                       13,341
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class D           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
One Year:                             36.20%             37.00%
----------------------------------------------------------------------
Since Commencement on 9/29/95:        26.17%             26.80%
----------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK FOCUSED GROWTH PORTFOLIO

While the Class A units of the portfolio posted a strong 28.38% return for the fiscal year, it nevertheless underperformed the S&P 500 Index. This was due to limited exposure to financial services companies early in the year, when we felt that inflation and interest rates would move higher. When it became clear that rates would continue declining, we increased the number of financial companies in the portfolio.
  In addition, while the portfolio owned a number of technology companies, we misjudged the longevity of the upward move that these stocks enjoyed. We also failed to participate fully in the semiconductor area, the sector that experienced the greatest appreciation.
  We currently are emphasizing the capital goods, services and healthcare segments of the market. While we often attempt to attribute our results to sector exposure, we ultimately try to select individual companies that will prosper in the future due to what we believe are financial and operational strengths. Consequently, when certain market sectors perform very well--as the technology and financial areas did in fiscal 1995--companies producing just average business results may nevertheless benefit from the "rising tide." As a result, the portfolio's return may differ significantly from the market averages for a limited period of time.
  The growth stocks that pass our selection criteria tend to do best when economic growth and interest rates are stable, which we feel will be the case in 1996. We are therefore optimistic about our ability to produce good results next year.

Tom Kirkenmeier, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                                FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX


                             [GRAPHS APPEAR HERE]

                                 Focused
Class A Units                Growth Portfolio                S&P 500
----------------------------------------------------------------------
  7/1/93                        $10,000                      $10,000
11/30/93                         10,433                       10,372
11/30/94                          9,791                       10,485
11/30/95                         12,570                       14,365

           Past performance is not predictive of future performance.

  Average Annual Total Returns
        For Periods Ended              Class A              S&P 500
       November 30, 1995:               Units                Index
-------------------------------------------------------------------
  One Year:                             28.38%               37.00%
-------------------------------------------------------------------
  Since Commencement on 7/1/93:          9.92%               16.15%
-------------------------------------------------------------------

                                 Focused
Class D Units                Growth Portfolio                S&P 500
----------------------------------------------------------------------
 12/8/94                         $10,000                     $10,000
11/30/95                          13,100                      13,767

            Past performance is not predictive of future performance

   Average Annual Total Returns
         For Period Ended              Class D           S&P 500
        November 30, 1995:              Units             Index
----------------------------------------------------------------
  Since Commencement on 12/8/94:       31.00%            37.67%
----------------------------------------------------------------

Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK INTERNATIONAL GROWTH PORTFOLIO

The portfolio's heavy weighting in Japan and emerging global markets during the fiscal year were key factors in its underperformance relative to its benchmark index. Both areas experienced market declines, which hurt the portfolio's performance. Furthermore, the portfolio was underweighted in investments in Europe, where we saw a currency rally.
  Despite the declining markets in Japan and the emerging countries during 1995, we feel the landscape should change positively in 1996. The Japanese economy should start to turn around, since the government is making great strides to resolve its financial crisis. As a result, the country's equity market should be affected positively.
  Investors lost confidence in emerging markets because of the Mexican crisis in late 1994 and early 1995. The result was wholesale dumping of these stocks, which led to portfolio underperformance. Going forward, we believe that investors will return to these markets because they are now at low valuation levels. In addition, they typically outperform in a low-interest-rate environment.
  Portfolio investors should keep in mind that there always will be volatility in the stock markets of emerging countries. And, because of international currency exposure, the portfolio will encounter currency volatility, which was the case in 1995. Looking ahead, we will continue to emphasize countries rather than economic sectors. Focal areas for the next 12 months include Japan, Europe and the emerging markets.

Bob LaFleur, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                      INTERNATIONAL  GROWTH PORTFOLIO VS.
                     THE MORGAN STANLEY EUROPE, AUSTRALIA
                              AND FAR EAST INDEX
 -----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                               International
Class A Units                Growth Portfolio              EAFE Index
-------------------------------------------------------------------------
 3/28/94                        $10,000                      $10,000
11/30/94                         10,211                       10,204
11/30/95                          9,974                       10,976
-------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class A         EAFE
        November 30, 1995:             Units          Index
-----------------------------------------------------------
  One Year:                           -2.32%          7.57%
-----------------------------------------------------------
  Since Commencement on 3/28/94:      -0.15%          5.70%
-------------------------------------------------------------------------

                               International
Class D Units                Growth Portfolio              EAFE Index
-------------------------------------------------------------------------
11/16/94                        $10,000                      $10,000
11/30/94                          9,749                        9,823
11/30/95                          9,478                       10,567
-------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
         For Periods Ended            Class D           EAFE
        November 30, 1995:             Units            Index
-------------------------------------------------------------
  One Year:                           -2.78%            7.57%
-------------------------------------------------------------
  Since Commencement on 11/16/94:     -5.02%            5.44%
-------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SMALL COMPANY INDEX PORTFOLIO

Small capitalization stocks, as measured by the Russell 2000 Index, underperformed larger capitalization stocks, represented by the S&P 500 Index, by 8.7% during the fiscal year. During the period December 1, 1994 through November 30, 1995, the Russell 2000 was up 28.28%, while the S&P 500 increased 37.00%.
  The portfolio's performance for the fiscal year was slightly less than that of the Russell 2000 Index, due primarily to expenses charged to the portfolio. In addition, certain securities were weighted slightly differently in the portfolio than they were in the Index.
  The major changes to the portfolio occurred in June, with the Russell 2000 Index reconstitution. Once a year, all eligible securities in the Index are re-ranked according to market capitalization. This activity resulted in the addition and deletion of about 400 stocks in the Index, which resulted in a market capitalization turnover of 35%. These changes were incorporated into the portfolio at the end of June, 1995.
  At the end of fiscal year 1995, the Index included 1,950 companies. The market capitalizations of these companies, adjusted for cross holdings, ranged from $7.9 million to $1.6 billion. The average market capitalization of the Index's companies was $275 million.
  Going forward, we will continue to keep the portfolio aligned with the Russell 2000 Index. Our ongoing objective is to closely approximate the Index's return.

Susan French, Portfolio Manager
                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                          SMALL COMPANY PORTFOLIO VS.
                      THE RUSSELL 2000 SMALL STOCK INDEX
 -----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                            Small Company
Class A Units                  Portfolio                  Russell 2000
---------------------------------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,409                       11,515
11/30/94                         11,233                       11,363
11/30/95                         14,352                       14,576
---------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class A      Russell 2000
        November 30, 1995:             Units          Index
---------------------------------------------------------------
  One Year:                           27.76%          28.28%
---------------------------------------------------------------
  Since Commencement on 1/11/93:      13.33%          13.94%
---------------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                             Small Company
Class D Units                  Portfolio                  Russell 2000
-----------------------------------------------------------------------------
12/11/94                        $10,000                      $10,000
11/30/95                         13,050                       13,263
-----------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
         For Period Ended              Class D        Russell 2000
        November 30, 1995:              Units            Index
------------------------------------------------------------------
  Since Commencement on 12/11/94:      30.50%            32.63%
------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares  Description                         Value
---------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--55.4%
 BANKING--1.7%
   8,200 Banc One Corp.                     $   313
   7,700 First USA, Inc.                        353
                                            -------
                                                666
 BROKERAGE SERVICES--0.5%
   8,200 Schwab (Charles) Corp.                 199
 CHEMICALS AND ALLIED PRODUCTS--4.0%
   4,500 Air Products and Chemicals, Inc.       250
   5,400 IDEXX Laboratories, Inc.*              240
   4,900 Merck & Co., Inc.                      303
   9,111 Morton International, Inc.             315
   6,900 Praxair, Inc.                          201
   2,900 Procter & Gamble Co.                   250
                                            -------
                                              1,559
 COMMUNICATIONS--4.7%
   7,200 AT&T Corp.                             475
  10,700 Ameritech Corp.                        588
   4,400 Reuters Holdings PLC ADR               248
   9,600 SBC Communications, Inc.               518
                                            -------
                                              1,829
 COMPUTERS AND OFFICE MACHINES--1.6%
   4,100 Cisco Systems, Inc.*                   345
   3,000 Microsoft Corp.*                       261
                                            -------
                                                606
 COSMETICS AND PERSONAL CARE--1.2%
   8,800 Gillette Co.                           456
 CREDIT INSTITUTIONS--1.0%
   7,000 Green Tree Financial Corp.             198
  12,150 Mercury Finance Co.                    173
                                            -------
                                                371
 ELECTRICAL SERVICES--1.9%
   5,500 PowerGen PLC ADR                       187
  18,800 Wisconsin Energy                       555
                                            -------
                                                742
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.8%
   5,600 ADC Telecommunications, Inc.*          255
   5,000 Duracell International, Inc.           265
   7,000 General Electric Co.                   471
   3,800 Intel Corp.                            231
   8,900 Linear Technology Corp.                403
   6,750 Molex, Inc., Class A                   211
   9,800 Solectron Corp.*                       416
                                            -------
                                              2,252

 Shares  Description                              Value
--------------------------------------------------------
 FOOD AND BEVERAGES--2.0%
   5,300 Philip Morris Cos., Inc.                $   465
   7,800 Starbucks Corp.*                            330
                                                 -------
                                                     795
 GLASS, CLAY & STONE PRODUCTS--0.5%
   7,800 Newell Co.                                  206
 HEALTH SERVICES--2.3%
  19,200 Health Management Associates, Inc.*         509
   4,600 Johnson & Johnson Co.                       398
                                                 -------
                                                     907
 HEAVY CONSTRUCTION--1.0%
   6,000 Fluor Corp.                                 390
 INDUSTRIAL INSTRUMENTS--3.3%
   2,900 Cordis Corp.*                               307
   3,700 Hewlett-Packard Co.                         307
   4,400 Medtronic, Inc.                             241
   3,700 Nellcor Puritan Bennett, Inc.*              213
   3,400 Sundstrand Corp.                            220
                                                 -------
                                                   1,288
 INSURANCE SERVICES--3.3%
   5,850 American International Group, Inc.          525
   2,600 General Re Corp.                            389
   3,400 MBIA, Inc.                                  262
   2,400 Mutual Risk Management, Ltd.                 96
                                                 -------
                                                   1,272
 METAL PRODUCTS--1.0%
   8,900 Crown Cork & Seal Co., Inc.*                373
 MORTGAGE AGENCIES--1.5%
   5,200 Federal National Mortgage Association       569
 PAPER PRODUCTS--1.4%
   9,900 Bemis Co., Inc.                             259
   3,900 Kimberly-Clark Corp.                        300
                                                 -------
                                                     559
 PETROLEUM PRODUCTS--4.9%
   5,900 Amoco Corp.                                 400
   6,300 Exxon Corp.                                 487
   5,200 Mobil Corp.                                 543
   3,850 Royal Dutch Petroleum Co. ADR               494
                                                 -------
                                                   1,924

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares/
 Principal
 Amount    Description                          Value
-----------------------------------------------------
 PROFESSIONAL SERVICES--3.0%
   3,100   Automatic Data Processing, Inc.    $   247
   6,200   CUC International, Inc.*               236
   6,400   Computer Sciences Corp.*               466
   3,200   First Data Corp.                       227
                                             --------
                                                1,176
 RECREATION AND LEISURE SERVICES--1.9%
   7,200   Carnival Corp., Class A                187
  10,200   Harley-Davidson, Inc.                  283
  10,200   Mattel, Inc.                           286
                                             --------
                                                  756
 RETAIL--5.1%
  14,800   Albertson's, Inc.                      455
  12,500   Circuit City Stores, Inc.              363
   5,400   Fastenal Co.                           224
  16,000   Staples, Inc.*                         408
  18,600   Walgreen Co.                           542
                                             --------
                                                1,992
 TEXTILES--0.6%
   5,000   Cintas Corp.                           230
 TRANSPORTATION PARTS AND EQUIPMENT--0.5%
   6,200   Danaher Corp.                          191
 TRANSPORTATION SERVICES--0.7%
  11,000   Southwest Airlines Co.                 275
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $17,675)                             $ 21,583
-----------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.9%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST
           Class G, Series: 1991-37
 $   250   8.150%Due 08/25/05                $    260
           Class E, Series: 1992-200
     500   6.250%Due 06/25/17                     499
           Class B, Series: 1993-253#
     400   Principal OnlyDue 02/25/23             351
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $1,033)                              $  1,110
-----------------------------------------------------

 Principal
 Amount    Description                              Value
---------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--20.2%
 U.S. TREASURY NOTES--18.2%
 $ 1,095   6.750%Due 02/28/97                     $ 1,113
   1,100   5.375%Due 05/31/98                       1,099
   2,585   6.750%Due 05/31/99                       2,686
   1,300   6.875%Due 08/31/99                       1,359
     750   7.250%Due 05/15/04                         823
                                                  -------
                                                    7,080
 U.S. TREASURY BONDS--2.0%
     185   9.375%Due 02/15/06                         235
     465   7.625%Due 02/15/25                         553
                                                  -------
                                                  $   788
---------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,722)                                   $ 7,868
---------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--1.1%
           DLJ Mortgage Acceptance Corp.
           Class 2A1, Series: 1994-Q8
 $   441   7.250%Due 05/25/24                     $   443
---------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $429)                                     $   443
---------------------------------------------------------
 ASSET-BACKED SECURITIES--4.7%
 FINANCIAL--4.7%
           Banc One Auto Trust
           Class A2, Series: 1995-A
 $   500   6.650%Due 05/15/97                     $   502
           Olympic Automobile Receivables Trust
     700   5.950%Due 11/15/99                         702
           Premier Auto Trust
     348   4.750%Due 02/02/00                         345
           Western Financial Grantor Trust
     265   7.100%Due 01/01/00                         268
---------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $1,811)                                   $ 1,817
---------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Principal
 Amount    Description                           Value
------------------------------------------------------
            BALANCED PORTFOLIO--CONTINUED
 CORPORATE BONDS--5.7%
 FINANCIAL--3.3%
           Associates Corp. of North America
 $   600   7.950%Due 02/15/10                  $   670
           Pitney Bowes Credit Corp.
     500   8.550%Due 09/15/09                      595
                                               -------
                                                 1,265
 FOREIGN--0.5%
           Ferrovie Dello State (Italy)
     165   9.125%Due 07/06/09                      197
 SUPRANATIONAL--1.9%
           InterAmerican Development Bank
     350   8.875%Due 06/01/09                      440
     250   8.400%Due 09/01/09                      303
                                               -------
                                                   743
------------------------------------------------------
 TOTAL CORPORATE BONDS
  (Cost $2,014)                                $ 2,205
------------------------------------------------------
 FLOATING RATE BANK NOTES--2.6%
           Bergen Bank
 $   180   6.000%Due 02/29/96                  $   140
           Hong Kong & Shanghai Bank
     140   6.250%Due 02/23/96                      111
           National Australia Bank
     500   6.150%Due 04/15/96                      425
           National Westminster Bank
     400   6.000%Due 02/29/96                      335
------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $999)                                  $ 1,011
------------------------------------------------------

Principal
Amount     Description                                Value
-----------------------------------------------------------
EURODOLLAR TIME DEPOSIT--4.9%
           Landesbank, Hessenthuringen Girozentrale
$ 1,887    5.938%Due 12/01/95                       $ 1,887
-----------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSIT
 (Cost $1,887)                                      $ 1,887
-----------------------------------------------------------
TOTAL INVESTMENTS--97.5%
 (Cost $33,570)                                     $37,924
-----------------------------------------------------------
Other assets, less liabilities--2.5%                    973
-----------------------------------------------------------
NET ASSETS--100.0%                                  $38,897
-----------------------------------------------------------
-----------------------------------------------------------

#Principal only stripped securities represent the right to receive future principal payments. The value of principal only stripped securities varies inversely with changes in interest rates. At November 30, 1995, yield on this security was approximately 6.00%.

*Non-income producing security.

The due date shown for Floating Rate Bank Notes represents the next interest reset date.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                           Value
------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--99.6%
 BANKING--2.9%
  64,400 Banc One Corp.                     $  2,455
  40,100 First USA, Inc.                       1,839
                                            --------
                                               4,294
 BROKERAGE SERVICES--0.8%
  50,000 Schwab (Charles) Corp.                1,212
 CHEMICALS AND ALLIED PRODUCTS--7.9%
  53,800 Air Products and Chemicals, Inc.      2,986
  43,300 IDEXX Laboratories, Inc.*             1,927
  37,300 Merck & Co., Inc.                     2,308
  44,937 Morton International, Inc.            1,556
  50,000 Praxair, Inc.                         1,456
  15,500 Procter & Gamble Co.                  1,339
                                            --------
                                              11,572
 COMMUNICATIONS--8.6%
  63,400 AT&T Corp.                            4,184
  62,300 Ameritech Corp.                       3,427
  23,500 Reuters Holdings PLC ADR              1,325
  67,000 SBC Communications, Inc.              3,618
                                            --------
                                              12,554
 COMPUTERS AND OFFICE MACHINES--2.7%
  29,500 Cisco Systems, Inc.*                  2,482
  17,500 Microsoft Corp.*                      1,525
                                            --------
                                               4,007
 COSMETICS AND PERSONAL CARE--1.6%
  43,800 Gillette Co.                          2,272
 CREDIT INSTITUTIONS--1.6%
  56,500 Green Tree Financial Corp.            1,596
  48,000 Mercury Finance Co.                     684
                                            --------
                                               2,280
 ELECTRICAL SERVICES--3.3%
  36,800 PowerGen PLC ADR                      1,251
 119,700 Wisconsin Energy                      3,531
                                            --------
                                               4,782
 ELECTRONICS AND OTHER ELECTRICAL EQUIP-
  MENT--10.5%
  44,700 ADC Telecommunications, Inc.*         2,034
  46,900 Duracell International, Inc.          2,486
  40,100 General Electric Co.                  2,697
  24,900 Intel Corp.                           1,516
  46,000 Linear Technology Corp.               2,081
  48,500 Molex, Inc., Class A                  1,516

 Shares  Description                                Value
---------------------------------------------------------
  75,800 Solectron Corp.*                        $  3,222
                                                 --------
                                                   15,552
 FOOD AND BEVERAGES--3.1%
  23,000 Philip Morris Cos., Inc.                   2,018
  58,700 Starbucks Corp.*                           2,480
                                                 --------
                                                    4,498
 GLASS, CLAY AND STONE PRODUCTS--1.1%
  59,700 Newell Co.                                 1,575
 HEALTH SERVICES--3.9%
  99,750 Health Management Associates, Inc.*        2,643
  35,600 Johnson & Johnson Co.                      3,084
                                                 --------
                                                    5,727
 HEAVY CONSTRUCTION--2.9%
  66,500 Fluor Corp.                                4,322
 INDUSTRIAL INSTRUMENTS--5.9%
  22,800 Cordis Corp.*                              2,417
  18,800 Hewlett-Packard Co.                        1,558
  23,500 Medtronic, Inc.                            1,289
  29,700 Nellcor Puritan Bennett, Inc.*             1,708
  26,500 Sundstrand Corp.                           1,716
                                                 --------
                                                    8,688
 INSURANCE SERVICES--4.9%
  39,525 American International Group, Inc.         3,547
   9,800 General Re Corp.                           1,466
  18,400 MBIA, Inc.                                 1,417
  19,000 Mutual Risk Management, Ltd.                 762
                                                 --------
                                                    7,192
 METAL PRODUCTS--1.8%
  64,600 Crown Cork & Seal Co., Inc.*               2,705
 MORTGAGE AGENCIES--2.5%
  33,500 Federal National Mortgage Association      3,668
 PAPER PRODUCTS--2.5%
  55,800 Bemis Co., Inc.                            1,458
  29,600 Kimberly-Clark Corp.                       2,276
                                                 --------
                                                    3,734
 PETROLEUM PRODUCTS--9.0%
  30,200 Amoco Corp.                                2,046
  48,300 Exxon Corp.                                3,737
  35,150 Mobil Corp.                                3,669
  29,500 Royal Dutch Petroleum Co. ADR              3,787
                                                 --------
                                                   13,239

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)


 Shares      Description                          Value
-------------------------------------------------------
        DIVERSIFIED GROWTH PORTFOLIO--CONTINUED
 PROFESSIONAL SERVICES--6.7%
  22,500     Automatic Data Processing, Inc.   $  1,792
  48,800     CUC International, Inc.*             1,854
  49,400     Computer Sciences Corp.*             3,594
  36,100     First Data Corp.                     2,563
                                               --------
                                                  9,803
 RECREATION AND LEISURE SERVICES--4.1%
  44,100     Carnival Corp., Class A              1,147
  80,000     Harley-Davidson, Inc.                2,220
  93,700     Mattel, Inc.                         2,624
                                               --------
                                                  5,991
 RETAIL--8.3%
  30,500     Albertson's, Inc.                      938
  97,200     Circuit City Stores, Inc.            2,819
  43,600     Fastenal Co.                         1,809
 132,700     Staples, Inc.*                       3,384
 110,800     Walgreen Co.                         3,227
                                               --------
                                                 12,177

 Shares/
 Principal
 Amount      Description                                  Value
---------------------------------------------------------------
 TEXTILES--0.9%
  30,000     Cintas Corp.                              $  1,380
 TRANSPORTATION PARTS AND EQUIPMENT--1.0%
  48,500     Danaher Corp.                                1,491
 TRANSPORTATION SERVICES--1.1%
  66,500     Southwest Airlines Co.                       1,663
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $120,742)                                      $146,378
---------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--0.3%
             Landesbank,Hessenthuringen Girozentrale
 $   495     5.938%Due 12/01/95                        $    495
---------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $495)                                          $    495
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $121,237)                                      $146,873
---------------------------------------------------------------
 Other assets, less liabilities--0.1%                        79
---------------------------------------------------------------
 NET ASSETS--100.0%                                    $146,952
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                              Value
-----------------------------------------------------------
                  EQUITY INDEX PORTFOLIO
 COMMON STOCKS--97.6%
 AGRICULTURE--0.1%
   9,100     Pioneer Hi-Bred International, Inc.   $    521
 APPAREL--0.1%
   8,100     Liz Claiborne, Inc.                        238
   6,900     V. F. Corp.                                359
                                                   --------
                                                        597
 BANKING--6.4%
  12,700     Ahmanson (H.F.) & Co.                      340
  42,663     Banc One Corp.                           1,627
  12,100     Bank of Boston Corp.                       561
  20,800     Bank of New York Co., Inc.                 980
  40,476     BankAmerica Corp.                        2,575
   8,500     Bankers Trust New York Corp.               551
  10,500     Barnett Banks, Inc.                        631
  13,600     Boatmen's Bancshares, Inc.                 527
  18,900     Chase Manhattan Corp.                    1,151
  27,314     Chemical Banking Corp.                   1,639
  43,000     Citicorp                                 3,042
  12,500     Comerica, Inc.                             467
  15,100     Corestates Financial Corp.                 585
  14,700     First Bank System, Inc.                    759
   9,700     First Chicago Corp.                        674
   8,700     First Fidelity Bancorp                     638
   8,200     First Interstate Bancorp                 1,099
  18,600     First Union Corp.                        1,016
   6,400     Golden West Financial Corp.                327
  14,700     Great Western Financial Corp.              375
  24,600     Keycorp                                    907
  15,850     Mellon Bank Corp.                          848
  20,300     Morgan (J.P.) & Co., Inc.                1,594
  16,750     NBD Bancorp, Inc.                          643
  15,900     National City Corp.                        515
  29,368     NationsBank Corp.                        2,096
  35,200     Norwest Corp.                            1,162
  24,900     PNC Bank Corp.                             728
   6,100     Republic New York Corp.                    384
  13,900     Shawmut National Corp.                     521
  12,400     Sun Trust Banks, Inc.                      846
  10,600     U.S. Bancorp                               359
  18,500     Wachovia Corp.                             832
   5,200     Wells Fargo & Co.                        1,093
                                                   --------
                                                     32,092

 Shares      Description                                   Value
----------------------------------------------------------------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  14,200     Houston Industries, Inc.                   $    650
   1,000     Nacco Industries, Inc.                           57
                                                        --------
                                                             707
 BROKERAGE AND FINANCIAL SERVICES--1.0%
  52,800     American Express Co.                          2,244
  15,300     Fleet Financial Group, Inc.                     639
  19,000     Merrill Lynch & Co., Inc.                     1,057
   8,300     Morgan Stanley Group, Inc.                      716
  11,500     Salomon, Inc.                                   418
                                                        --------
                                                           5,074
 CHEMICALS AND ALLIED PRODUCTS--11.5%
  85,900     Abbott Laboratories                           3,490
  12,100     Air Products and Chemicals, Inc.                672
   6,900     Allergan, Inc.                                  214
   8,900     Alza Corp.*                                     205
  33,500     American Home Products Corp.                  3,057
  28,600     Amgen, Inc.*                                  1,419
   7,400     Avon Products, Inc.                             537
  30,000     Baxter International, Inc.                    1,260
  54,900     Bristol-Myers Squibb Co.                      4,406
   5,700     Clorox Co.                                      432
  15,700     Colgate-Palmolive Co.                         1,150
  29,100     Dow Chemical Co.                              2,062
  60,100     Du Pont (E.I.) de Nemours & Co., Inc.         3,997
   8,775     Eastman Chemical Co.                            576
   7,000     Ecolab, Inc.                                    201
   4,000     FMC Corp.                                       296
   2,800     Goodrich (B.F.) Co.                             196
  10,200     Grace (W.R.) & Co.                              620
   7,000     Great Lakes Chemical Corp.                      498
  12,100     Hercules, Inc.                                  664
  12,000     International Flavors & Fragrances, Inc.        614
  29,799     Lilly (Eli) & Co.                             2,965
 133,800     Merck & Co., Inc.                             8,279
  16,000     Morton International, Inc.                      554
   7,300     Nalco Chemical Co.                              224
  22,000     PPG Industries, Inc.                            998
  68,400     Pfizer, Inc.                                  3,967
  54,520     Pharmacia & Upjohn, Inc.                      1,956
  15,000     Praxair, Inc.                                   437
  74,400     Procter & Gamble Co.                          6,426
   7,300     Rohm & Haas Co.                                 440
  40,300     Schering-Plough Corp.                         2,312
   9,200     Sherwin-Williams Co.                            364
  14,900     Union Carbide Corp.                             590
  14,600     Warner-Lambert Co.                            1,303
                                                        --------
                                                          57,381

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 COMMUNICATIONS--9.5%
 171,700     AT&T Corp.                              $ 11,332
  53,500     AirTouch Communications, Inc.*             1,558
  20,400     Alltel Corp.                                 602
  60,000     Ameritech Corp.                            3,300
  47,300     Bell Atlantic Corp.                        2,980
 107,500     Bellsouth Corp.                            4,179
  16,700     Capital Cities/ABC, Inc.                   2,065
  26,000     Comcast Corp.                                513
 105,000     GTE Corp.                                  4,476
  73,400     MCI Communications Corp.                   1,963
   8,300     Mallinckrodt, Inc.                           283
  46,200     Nynex Corp.                                2,293
  46,400     Pacific Telesis Group                      1,392
  10,300     Providian Corp.                              413
  66,000     SBC Communications, Inc.                   3,564
  37,700     Sprint Corp.                               1,508
   9,600     Tellabs, Inc.                                377
  51,000     U.S. West, Inc.                            1,594
  51,000     U.S. West Media Group*                       918
  39,100     Viacom, Inc., Class B*                     1,886
                                                     --------
                                                       47,196
 COMPUTERS AND OFFICE MACHINES--4.0%
  12,900     Amdahl Corp.*                                123
  13,100     Apple Computer, Inc.                         499
   7,800     Cabletron Systems, Inc.*                     647
   4,900     Ceridian Corp.*                              206
  29,400     Cisco Systems, Inc.*                       2,473
  28,600     Compaq Computer Corp.*                     1,416
   2,800     Cray Research, Inc.*                          67
   3,900     Data General Corp.*                           47
  15,900     Digital Equipment Corp.*                     936
   5,000     Intergraph Corp.*                             86
  61,600     International Business Machines Corp.      5,952
  63,400     Microsoft Corp.*                           5,524
  16,400     Pitney Bowes, Inc.                           734
  17,200     Silicon Graphics, Inc.*                      628
  12,600     Tandem Computers, Inc.*                      157
   7,100     Tandy Corp.                                  338
  18,500     Unisys Corp.*                                120
                                                     --------
                                                       19,953
 CONSTRUCTION--0.2%
  12,300     Dover Corp.                                  478
  19,700     Dresser Industries, Inc.                     465
                                                     --------
                                                          943

 Shares      Description                                    Value
-----------------------------------------------------------------
 COSMETICS AND PERSONAL CARE--0.5%
  48,000     Gillette Co.                                $  2,490
 CREDIT INSTITUTIONS--0.5%
   5,700     Beneficial Corp.                                 289
  18,272     Dean Witter Discover & Co.                       932
  10,600     Household International, Inc.                    663
  16,100     MBNA Corp.                                       650
                                                         --------
                                                            2,534
 ELECTRICAL SERVICES--3.4%
  20,100     American Electric Power Co.                      756
  16,000     Baltimore Gas and Electric Co.                   426
  16,800     Carolina Power & Light Co.                       552
  20,700     Central and South West Corp.                     556
  16,910     Cinergy Corp.                                    499
  25,400     Consolidated Edison Co. of New York, Inc.        733
  15,900     Detroit Edison Co.                               519
  18,800     Dominion Resources, Inc.                         745
  22,200     Duke Power Co.                                   996
  24,600     Entergy Corp.                                    686
  20,000     FPL Group, Inc.                                  868
  12,600     General Public Utilities Corp.                   398
  15,600     Niagara Mohawk Power Corp.                       154
   7,300     Northern States Power Co.                        343
  16,500     Ohio Edison Co.                                  375
  17,100     PP&L Resources, Inc.                             425
  45,900     Pacific Gas & Electric Co.                     1,262
  30,800     PacifiCorp                                       604
  24,000     Peco Energy Co.                                  696
  26,500     Public Service Enterprise Group, Inc.            785
  48,300     SCE Corp.                                        755
  72,100     Southern Co.                                   1,649
  24,400     Texas Utilities Co.                              939
  23,200     Unicom Corp.                                     742
  11,100     Union Electric Co.                               445
   1,300     Zurn Industries, Inc.                             32
                                                         --------
                                                           16,940
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--6.8%
  23,556     AMP, Inc.                                        945
  11,200     Advanced Micro Devices, Inc.*                    230
   4,225     Andrew Corp.*                                    183
  11,600     Cooper Industries, Inc.                          423
  12,400     DSC Communications Corp.*                        491
  24,300     Emerson Electric Co.                           1,895
 183,300     General Electric Co.                          12,327
   4,200     Harris Corp.                                     242
  12,500     ITT Corp.*                                     1,533

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                            Value
---------------------------------------------------------
  89,100     Intel Corp.                         $  5,424
  11,600     Maytag Corp.                             236
  22,300     Micron Technology, Inc.                1,221
  63,800     Motorola, Inc.                         3,908
  13,400     National Semiconductor Corp.*            286
   5,200     National Service Industries, Inc.        169
  27,500     Northern Telecom Ltd.                  1,110
   4,800     Raychem Corp.                            250
   8,300     Scientific-Atlanta, Inc.                 132
  70,700     TeleCommunications, Inc.*              1,308
  20,300     Texas Instruments, Inc.                1,175
   2,100     Thomas & Betts Corp.                     154
   8,000     Whirlpool Corp.                          444
                                                 --------
                                                   34,086
 FOOD AND BEVERAGES--9.2%
  27,600     Anheuser-Busch Cos., Inc.              1,829
  58,685     Archer-Daniels-Midland Co.             1,012
   7,500     Brown-Forman, Inc.                       286
  15,800     CPC International, Inc.                1,086
  27,000     Campbell Soup Co.                      1,509
 136,500     Coca Cola Co.                         10,340
  26,550     ConAgra, Inc.                          1,059
   4,200     Coors (Adolph) Co.                        85
  17,200     General Mills, Inc.                      948
  39,500     Heinz (H.J.) Co.                       1,259
   8,400     Hershey Foods Corp.                      519
  23,700     Kellogg Co.                            1,810
   2,500     Luby's Cafeterias, Inc.                   55
  75,200     McDonalds Corp.                        3,356
  85,200     PepsiCo, Inc.                          4,707
  90,900     Philip Morris Cos., Inc.               7,976
  14,500     Quaker Oats Co.                          504
  11,300     Ralston Purina Group                     723
  51,900     Sara Lee Corp.                         1,674
  40,300     Seagram Co. Ltd.                       1,471
  21,100     UST, Inc.                                688
  17,300     Unilever N.V. ADR                      2,299
  11,300     Whitman Corp.                            249
  12,600     Wrigley (WM) Jr. Co.                     594
                                                 --------
                                                   46,038
 FURNITURE AND FIXTURES--0.1%
  17,200     Masco Corp.                              507
 GENERAL BUILDING CONTRACTORS--0.2%
   3,000     Centex Corp.                              99
  13,800     Honeywell, Inc.                          657

Shares      Description                       Value
---------------------------------------------------
  3,400     Kaufman & Broad Home Corp.     $     44
  3,600     Morrison-Knudsen, Inc.*              22
  2,900     Pulte Corp.                          89
                                           --------
                                                911
GLASS, CLAY AND STONE PRODUCTS--0.2%
 24,900     Corning, Inc.                       750
 17,100     Newell Co.                          451
                                           --------
                                              1,201
HEALTH SERVICES--2.0%
 10,600     Beverly Enterprises, Inc.*          123
 47,997     Columbia/HCA Healthcare Corp.     2,478
  4,700     Community Psychiatric Centers*       52
 17,700     Humana, Inc.                        496
 69,800     Johnson & Johnson Co.             6,046
  6,750     Manor Care, Inc.                    220
  7,500     St. Jude Medical, Inc.*             296
 21,600     Tenet Healthcare Corp.*             386
                                           --------
                                             10,097
HEAVY CONSTRUCTION--0.3%
  9,000     Fluor Corp.                         585
  4,300     Foster Wheeler Corp.                170
 12,400     Halliburton Co.                     538
                                           --------
                                              1,293
INDUSTRIAL INSTRUMENTS--3.0%
  6,000     Bard (C.R.), Inc.                   173
  6,200     Bausch & Lomb, Inc.                 224
  7,100     Becton Dickinson & Co.              495
 12,500     Biomet, Inc.*                       231
 17,500     Boston Scientific Corp.*            709
 37,000     Eastman Kodak Co.                 2,516
 55,400     Hewlett-Packard Co.               4,591
  4,400     Johnson Controls, Inc.              305
 18,500     Loral Corp.                         627
 25,000     Medtronic, Inc.                   1,372
  4,900     Millipore Corp.                     183
  4,500     Perkin-Elmer Co.                    162
  4,900     Polaroid Corp.                      226
 26,400     Raytheon Co.                      1,175
  3,600     Tektronix, Inc.                     194
  6,200     United States Surgical Corp.        156
 11,600     Xerox Corp.                       1,591
                                           --------
                                             14,930

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                               Value
------------------------------------------------------------
             EQUITY INDEX PORTFOLIO--CONTINUED
 INSURANCE SERVICES--4.2%
  12,300     Aetna Life & Casualty Co.              $    903
   4,800     Alexander & Alexander Services, Inc.        105
  48,565     Allstate Corp.                            1,991
  22,200     American General Corp.                      752
  51,275     American International Group, Inc.        4,602
   9,400     Chubb Corp.                                 914
   7,900     CIGNA Corp.                                 869
   8,900     General Re Corp.                          1,332
   5,150     Jefferson-Pilot Corp.                       366
  11,200     Lincoln National Corp.                      524
   6,400     Loews Corp.                                 983
   7,900     Marsh & McLennan Cos., Inc.                 685
   9,100     St. Paul Companies, Inc.                    509
   6,800     Safeco Corp.                                483
   7,750     Torchmark Corp.                             329
   7,400     Transamerica Corp.                          567
  34,558     Travelers Group, Inc.                     2,056
   7,900     UNUM Corp.                                  428
  12,100     USF & G Corp.                               209
   3,700     USLIFE Corp.                                107
  18,800     United Healthcare Corp.                   1,182
  16,700     U.S. Healthcare, Inc.                       760
                                                    --------
                                                      20,656
 JEWELRY AND PRECIOUS METALS--0.0%
   4,200     Jostens, Inc.                               104
 LEATHER PRODUCTS--0.0%
   1,900     Brown Group, Inc.                            27
   5,400     Stride Rite Corp.                            47
                                                    --------
                                                          74
 LUMBER AND WOOD PRODUCTS--0.1%
  11,700     Louisiana-Pacific Corp.                     316
 MACHINERY--1.4%
  19,100     Applied Materials, Inc.*                    929
  15,300     Baker Hughes, Inc.                          312
   9,300     Black & Decker Corp.                        348
   3,200     Briggs & Stratton Corp.                     133
  10,400     Brunswick Corp.                             222
  21,500     Caterpillar, Inc.                         1,320
   3,700     Cincinnati Milacron, Inc.                    97
   4,400     Cummins Engine Co.                          173
  28,200     Deere & Co.                                 927
   5,100     General Signal Corp.                        164

Shares      Description                              Value
----------------------------------------------------------
  3,700     Giddings & Lewis, Inc.                $     58
  5,200     Harnischfeger Industries, Inc.             176
 11,500     Ingersoll-Rand Co.                         441
  2,100     Outboard Marine Corp.                       43
 19,600     Tenneco, Inc.                              941
  3,400     Timken Co.                                 137
 16,600     Tyco Laboratories, Inc.                    521
  4,400     Varity Corp.*                              170
                                                  --------
                                                     7,112
MANUFACTURING--0.0%
  3,000     Alberto-Culver Co., Class B                 97
MERCHANDISE--GENERAL--0.2%
 11,800     Alco Standard Corp.                        513
  4,400     Snap-On, Inc.                              195
  4,800     Stanley Works                              243
                                                  --------
                                                       951
METAL MINING--0.8%
 38,200     Barrick Gold Corp.                       1,008
 10,050     Cyprus/Amax Minerals Co.                   276
 12,200     Echo Bay Mines Ltd.                        127
 22,000     Freeport-McMoran Copper & Gold, Inc.       597
 14,900     Homestake Mining Co.                       246
 12,900     Inco Ltd.                                  460
  9,339     Newmont Mining Corp.                       403
 25,900     Placer Dome, Inc.                          641
 14,180     Santa Fe Pacific Gold Corp.                170
                                                  --------
                                                     3,928
METAL PRODUCTS--0.2%
  3,300     Ball Corp.                                  94
  3,300     Crane Co.                                  113
  9,800     Crown Cork & Seal Co., Inc.*               410
  5,900     McDermott International, Inc.              107
  7,950     Parker-Hannifin Co.                        292
                                                  --------
                                                     1,016
MORTGAGE AGENCIES--1.0%
 19,600     Federal Home Loan Mortgage Corp.         1,509
 29,500     Federal National Mortgage Association    3,230
                                                  --------
                                                     4,739
NATURAL GAS TRANSMISSION-0.9%
 11,300     Coastal Corp.                              376
  5,500     Columbia Gas System, Inc.*                 238
 10,100     Consolidated Natural Gas Co.               448
  2,200     Eastern Enterprises                         72
 27,300     Enron Corp.                              1,024
  7,400     Enserch Corp.                              115
  5,500     Nicor, Inc.                                140

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                               Value
------------------------------------------------------------
  13,400     Noram Energy Corp.                     $    106
   2,900     Oneok, Inc.                                  68
   9,200     Pacific Enterprises*                        246
  16,200     Panhandle Eastern Corp.                     460
   3,800     Peoples Energy Corp.                        116
   9,300     Sonat, Inc.                                 300
  11,000     Williams Company, Inc.                      462
                                                    --------
                                                       4,171
 OIL AND GAS--0.8%
  13,700     Burlington Resources, Inc.                  527
   2,700     Helmerich & Payne, Inc.                      73
   3,600     Louisiana Land & Exploration Co.            140
  34,400     Occidental Petroleum Corp.                  761
  11,200     Oryx Energy Co.*                            147
   9,100     Rowan Companies, Inc.*                       68
   9,800     Santa Fe Energy Resources, Inc.*             91
  26,200     Schlumberger Ltd. ADR                     1,664
   5,700     Western Atlas, Inc.*                        273
                                                    --------
                                                       3,744
 PAPER PRODUCTS--2.2%
   5,800     Avery Dennison Corp.                        276
   5,600     Bemis Co., Inc.                             146
   5,200     Boise Cascade Co.                           194
  10,500     Champion International Corp.                495
   5,000     Federal Paper Board Co., Inc.               260
   9,800     Georgia-Pacific Corp.                       762
  27,600     International Paper Co.                   1,052
   8,900     James River Corp.                           280
  17,400     Kimberly-Clark Corp.                      1,338
   5,800     Mead Corp.                                  331
  45,500     Minnesota Mining & Manufacturing Co.      2,980
  16,400     Scott Paper Co.                             937
  10,404     Stone Container Corp.*                      162
   6,100     Temple Inland, Inc.                         277
   7,600     Union Camp Corp.                            373
  10,950     Westvaco Corp.                              300
  22,000     Weyerhaeuser Co.                            995
                                                    --------
                                                      11,158
 PERSONAL SERVICES--0.4%
  11,300     Block (H.& R.), Inc.                        503
   5,200     Hilton Hotels Corp.                         336
  13,600     Marriott International Corp.                507
  11,250     Service Corp. International                 457
   6,000     Willamette Industries, Inc.                 363
                                                    --------
                                                       2,166

Shares      Description                                Value
------------------------------------------------------------
PETROLEUM PRODUCTS--7.4%
 10,100     Amerada Hess Corp.                      $    480
 53,700     Amoco Corp.                                3,638
  6,900     Ashland Oil, Inc.                            241
 17,400     Atlantic Richfield Co.                     1,886
 70,600     Chevron Corp.                              3,486
134,400     Exxon Corp.                               10,399
  5,600     Kerr-McGee Corp.                             324
 42,800     Mobil Corp.                                4,467
  5,000     Pennzoil Co.                                 198
 28,400     Phillips Petroleum Co.                       944
 58,000     Royal Dutch Petroleum Co. ADR              7,446
  8,200     Sun Co., Inc.                                228
 28,100     Texaco, Inc.                               2,079
 32,200     USX-Marathon Group                           592
 26,700     Unocal Corp.                                 718
                                                    --------
                                                      37,126
PRINTING AND PUBLISHING--1.3%
  8,100     American Greetings Corp.                     221
  8,900     Deluxe Corp.                                 246
 16,600     Donnelley (R.R.) & Sons Co.                  637
 10,500     Dow Jones & Co., Inc.                        403
 15,200     Gannett Co., Inc.                            927
  3,300     Harland (John H.) Co.                         68
  5,300     Knight-Ridder, Inc.                          342
  5,400     McGraw-Hill, Inc.                            452
  3,000     Meredith Corp.                               118
 10,800     Moore Corp. Ltd.                             193
 10,500     New York Times Co.                           310
 41,800     Time Warner, Inc.                          1,672
 12,100     Times Mirror Co.                             393
  7,000     Tribune Co.                                  451
                                                    --------
                                                       6,433
PROFESSIONAL SERVICES--2.1%
  5,100     Autodesk, Inc.                               180
 15,600     Automatic Data Processing, Inc.            1,242
 18,850     CUC International, Inc.*                     716
 26,000     Computer Associates International, Inc.    1,703
  6,000     Computer Sciences Corp.*                     437
 23,800     First Data Corp.                           1,690
  8,400     Interpublic Group of Cos., Inc.              322
 39,900     Novell, Inc.*                                673
 46,900     Oracle Systems Corp.*                      2,128
  8,500     Ryder System, Inc.                           203
  6,300     Safety-Kleen Corp.                            90
  2,500     Shared Medical Systems Corp.                 108
 10,300     Sun Microsystems, Inc.*                      866
                                                    --------
                                                      10,358

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                                 Value
--------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 RECREATION AND LEISURE SERVICES--1.0%
   5,100     Bally Entertainment Corp.*               $     62
  56,400     Disney (Walt) Co.                           3,391
   7,900     Harcourt General, Inc.                        318
  11,100     Harrah's Entertainment, Inc.*                 276
   9,550     Hasbro, Inc.                                  291
   4,000     King World Productions, Inc.*                 159
  24,016     Mattel, Inc.                                  672
                                                      --------
                                                         5,169
 RESEARCH AND CONSULTING SERVICES--0.3%
  18,300     Dun & Bradstreet Corp.                      1,141
   5,700     EG&G, Inc.                                    110
   5,300     Ogden Corp.                                   113
                                                      --------
                                                         1,364
 RETAIL--4.6%
  27,500     Albertson's, Inc.                             846
  16,100     American Stores Co.                           423
  11,100     Charming Shoppes, Inc.*                        26
  10,500     Circuit City Stores, Inc.                     305
  17,100     Darden Restaurants*                           199
   7,800     Dayton-Hudson Corp.                           566
  12,200     Dillard Department Stores, Inc.               352
  21,900     Federated Department Stores, Inc.*            638
  15,600     Gap, Inc.                                     706
   6,400     Giant Food, Inc.                              206
   4,100     Great Atlantic & Pacific Tea Co., Inc.         90
  51,500     Home Depot, Inc.                            2,285
  49,700     K-Mart Corp.                                  385
  13,300     Kroger Co.*                                   446
  38,700     Limited, Inc.                                 692
   2,200     Long Drug Stores Corp.                         87
  17,300     Lowe's Cos., Inc.                             545
  26,900     May Department Stores Co.                   1,174
  11,400     Melville Corp.                                355
   4,000     Mercantile Stores Co., Inc.                   186
   8,900     Nordstrom, Inc.                               349
  24,600     Penney (J.C.) Co., Inc.                     1,153
   6,700     Pep Boys-Manny Moe & Jack                     178
  21,103     Price/Costco, Inc.*                           351
   9,100     Rite Aid Corp.                                284
   5,800     Ryan's Family Steak Houses, Inc.*              43
  42,200     Sears, Roebuck & Co.                        1,662
   4,500     Shoney's, Inc.*                                48
   7,800     TJX Companies, Inc.                           130
  29,900     Toys "R" Us, Inc.*                            695

 Shares      Description                           Value
--------------------------------------------------------
 248,600     Wal-Mart Stores, Inc.              $  5,966
  26,600     Walgreen Co.                            775
  11,100     Wendy's International, Inc.             229
   8,200     Winn-Dixie Stores, Inc.                 526
  14,300     Woolworth Corp.*                        215
                                                --------
                                                  23,116
 RUBBER AND PLASTICS--0.7%
   4,000     Armstrong World Industries, Inc.        240
   9,100     Cooper Tire & Rubber Co.                224
  16,500     Goodyear Tire & Rubber Co.              699
  12,500     Monsanto Co.                          1,431
   6,900     Premark International, Inc.             352
  17,100     Rubbermaid, Inc.                        470
                                                --------
                                                   3,416
 SANITARY SERVICES--0.5%
  23,000     Browning-Ferris Industries, Inc.        693
  31,800     Laidlaw, Inc.                           294
  52,500     WMX Technologies, Inc.                1,549
                                                --------
                                                   2,536
 SERVICE INDUSTRY MACHINERY--0.2%
  12,366     Pall Corp.                              335
   3,100     Trinova Corp.                            95
  42,400     Westinghouse Electric Corp.             716
                                                --------
                                                   1,146
 STEEL PRODUCTS--1.0%
  24,400     Alcan Aluminum Ltd.                     808
  19,300     Aluminum Co. of America               1,129
  11,500     Armco, Inc.*                             66
   4,600     Asarco, Inc.                            163
  12,000     Bethlehem Steel Corp.*                  168
  15,487     Engelhard Corp.                         362
   5,300     Inland Steel Industries, Inc.           138
   9,500     Nucor Corp.                             474
   5,500     Owens Corning Fiberglass Corp.*         244
   7,500     Phelps Dodge Corp.                      509
   6,900     Reynolds Metals Co.                     398
   8,800     USX-U.S. Steel Group                    287
   9,875     Worthington Industries, Inc.            194
                                                --------
                                                   4,940
 TEXTILES--0.1%
   8,200     Fruit of the Loom, Inc.*                159
   4,200     Russell Corp.                           112
   2,200     Springs Industries, Inc.                 92
                                                --------
                                                     363

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares      Description                             Value
----------------------------------------------------------
 TOBACCO PRODUCTS--0.2%
  20,400     American Brands, Inc.                $    852
 TRANSPORTATION PARTS AND EQUIPMENT--4.6%
  30,600     Allied Signal, Inc.                     1,446
  37,100     Boeing Co.                              2,704
  41,400     Chrysler Corp.                          2,148
  11,000     Dana Corp.                                322
   8,400     Eaton Corp.                               458
   6,400     Echlin, Inc.                              234
   5,000     Fleetwood Enterprises, Inc.               120
 116,200     Ford Motor Co.                          3,283
   6,800     General Dynamics Corp.                    405
  80,900     General Motors Corp.                    3,924
  12,700     Illinois Tool Works, Inc.                 805
  21,654     Lockheed Martin Corp.                   1,589
  12,200     McDonnell Douglas Corp.                 1,087
   8,120     Navistar International Corp.*              88
   5,300     Northrop Gruman Co.                       326
   4,160     PACCAR, Inc.                              182
  23,500     Rockwell International Corp.            1,152
   7,000     TRW, Inc.                                 524
   6,000     Teledyne, Inc.                            145
   9,200     Textron, Inc.                             705
  13,300     United Technologies Corp.               1,247
                                                  --------
                                                    22,894
 TRANSPORTATION SERVICES--1.7%
   8,300     AMR Corp.*                                636
  15,365     Burlington Northern Santa Fe Corp.      1,239
  11,400     CSX Corp.                                 999
   8,500     Conrail, Inc.                             594
   4,700     Consolidated Freightways, Inc.            123
   5,500     Delta Air Lines, Inc.                     427
  10,100     Dial Corp.                                273
   6,100     Federal Express Corp.*                    456
  14,200     Norfolk Southern Corp.                  1,118
   4,500     Pittston Co.                              137
   4,200     Roadway Services, Inc.                    211
  15,500     Southwest Airlines Co.                    387
   6,700     USAir Group*                               90
  22,200     Union Pacific Corp.                     1,504
   2,900     Yellow Corp.*                              35
                                                  --------
                                                     8,229
 WHOLESALE--0.6%
   4,100     Fleming Cos., Inc.                         95
  13,250     Genuine Parts Co.                         535
   5,500     Grainger (W.W.), Inc.                     368

 Shares/
 Principal
 Amount      Description                                   Value
----------------------------------------------------------------
   3,500     Handleman Co.                              $     22
  15,500     Nike, Inc.                                      899
   3,200     Potlatch Corp.                                  129
   8,500     Reebok International Ltd.                       221
   5,400     Sigma-Aldrich, Corp.                            266
   7,400     Supervalue, Inc.                                239
  19,700     Sysco Corp.                                     603
                                                        --------
                                                           3,377
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $392,637)                                       $487,042
----------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.2%
             U.S. Treasury Bills #
 $   960     5.660%Due 12/21/95                         $    949
----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $949)                                           $    949
----------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.1%
             Landesbank, Hessenthuringen Girozentrale
 $10,723     5.938%Due 12/01/95                         $ 10,723
----------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $10,723)                                        $ 10,723
----------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $404,309)                                       $498,714
----------------------------------------------------------------
 Other assets, less liabilities--0.1%                        249
----------------------------------------------------------------
 NET ASSETS--100.0%                                     $498,963
----------------------------------------------------------------
----------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract                                       Unrealized
 Type       Contracts        Amount        Position       Expiration       Gain (Loss)
--------------------------------------------------------------------------------------
S&P 500        36           $10,931          Long          12/15/95            482
S&P 500         2               613          Long          03/15/96            (1)
                                                                               ---
                                                                               481
--------------------------------------------------------------------------------------

#Security pledged to cover margin requirements for open futures contracts.

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                            Value
----------------------------------------------------------
                 FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--98.2%
 BANKING--2.7%
  50,800     First USA, Inc.                       $ 2,330
 CHEMICALS AND ALLIED PRODUCTS--8.5%
  44,300     Air Products and Chemicals, Inc.        2,459
  30,900     IDEXX Laboratories, Inc.*               1,375
  33,228     Morton International, Inc.              1,150
  27,100     Procter & Gamble Co.                    2,341
                                                   -------
                                                     7,325
 COMPUTERS AND OFFICE MACHINES--2.5%
  17,000     Cisco Systems, Inc.*                    1,430
   8,300     Microsoft Corp.*                          723
                                                   -------
                                                     2,153
 CREDIT INSTITUTIONS--3.6%
  56,200     GreenTree Financial, Corp.              1,588
 110,350     Mercury Finance Co.                     1,572
                                                   -------
                                                     3,160
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  15.2%
  52,300     General Electric Co.                    3,517
  13,600     Intel Corp.                               828
  52,800     Linear Technology Corp.                 2,389
  50,000     Molex, Inc., Class A                    1,563
  33,000     Polygram N.V. ADR                       1,980
  66,500     Solectron Corp.*                        2,826
                                                   -------
                                                    13,103
 FOOD AND BEVERAGES--4.5%
  24,300     Philip Morris Cos., Inc.                2,132
  42,000     Starbucks Corp.*                        1,775
                                                   -------
                                                     3,907
 HEALTH SERVICES--7.9%
 120,000     Health Management Associates, Inc.*     3,180
  42,300     Johnson & Johnson Co.                   3,664
                                                   -------
                                                     6,844
 HEAVY CONSTRUCTION--2.3%
  30,300     Fluor Corp.                             1,969
 INDUSTRIAL INSTRUMENTS--7.5%
  16,400     Cordis Corp.*                           1,738
  20,000     Hewlett-Packard Co.                     1,657
  21,900     Nellcor Puritan Bennett, Inc.*          1,259
  42,000     Raytheon Co.                            1,869
                                                   -------
                                                     6,523

 Shares      Description                           Value
---------------------------------------------------------
 INSURANCE SERVICES--6.8%
  40,000     American International Group, Inc.   $ 3,590
  30,000     MBIA, Inc.                             2,310
                                                  -------
                                                    5,900
 METAL PRODUCTS--2.4%
  50,000     Crown Cork & Seal Co., Inc.*           2,094
 PETROLEUM PRODUCTS--1.7%
  47,700     Repsol S.A. ADR                        1,509
 PROFESSIONAL SERVICES--11.5%
  39,000     CUC International, Inc.*               1,482
  37,500     Computer Sciences Corp.*               2,728
  34,001     First Data Corp.                       2,414
   7,497     Interpublic Group of Cos., Inc.          288
  37,000     Oracle Systems Corp.*                  1,679
  16,500     Sun Microsystems, Inc.*                1,388
                                                  -------
                                                    9,979
 RECREATION AND LEISURE SERVICES--7.0%
  47,000     Carnival Corp., Class A                1,222
  84,500     Harley-Davidson, Inc.                  2,345
  90,500     Mattel, Inc.                           2,534
                                                  -------
                                                    6,101
 RETAIL--9.7%
  55,100     Circuit City Stores, Inc.              1,598
  96,900     Staples, Inc.*                         2,471
  30,600     Viking Office Products, Inc.*          1,408
 100,000     Walgreen Co.                           2,913
                                                  -------
                                                    8,390
 TEXTILES--1.1%
  20,000     Cintas Corp.                             920
 TRANSPORTATION PARTS AND EQUIPMENT--1.5%
  25,100     General Motors Corp., Class E          1,268
 TRANSPORTATION SERVICES--1.8%
  61,100     Southwest Airlines Co.                 1,528
---------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $70,254)                                  $85,003
---------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount      Description                                 Value
----------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--3.4%
             Landesbank, Hessenthuringen Girozentrale
 $ 2,959     5.938% Due 12/01/95                        $ 2,959
----------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $2,959)                                         $ 2,959
----------------------------------------------------------------
 TOTAL INVESTMENTS--101.6%
  (Cost $73,213)                                        $87,962
----------------------------------------------------------------
 Liabilities, less other assets--(1.6)%                  (1,374)
----------------------------------------------------------------
 NET ASSETS--100.0%                                     $86,588
----------------------------------------------------------------
----------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares     Description                                              Value
--------------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--96.8%
 AUSTRALIA--2.2%
   960,000  Foster's Brewing Group Ltd.                           $  1,585
   325,000  News Corp. Ltd.                                          1,706
                                                                  --------
                                                                     3,291
 BRAZIL--1.0%
    30,000  Telebras ADR                                             1,440
 CHILE--0.6%
    12,000  Cia Telecomunicacion Chile ADR                             866
 CHINA--1.6%
    45,000  Jilin Chemical Industrial Co. Ltd. ADR*                    861
 4,000,000  Qingling Motors Co.*                                       988
 2,000,000  Shanghai Petrochemical Co. Ltd.                            562
                                                                  --------
                                                                     2,411
 CZECH REPUBLIC--0.6%
   110,000  Czechoslovakia & Slovak Investment Corp.                   880
    12,000  Czechoslovakia & Slovak Investment Corp. Warrants *         18
                                                                  --------
                                                                       898
 FRANCE--7.0%
    15,000  Alcatel Alsthom                                          1,253
    25,000  AXA                                                      1,499
    20,000  Christian Dior S.A.                                      1,932
    25,000  Cie Generale des Eaux                                    2,438
    35,000  Credit Commercial de France                              1,649
    25,000  Lefarge-Coppee                                           1,592
                                                                  --------
                                                                    10,363
 GERMANY--4.3%
    30,000  Adidas A.G.*                                             1,601
       900  Allianz Holding A.G.                                     1,739
     4,500  Mannesmann A.G.                                          1,450
    40,000  Merck K.G.A.A.*                                          1,640
                                                                  --------
                                                                     6,430
 HONG KONG--6.4%
   300,000  Cheung Kong Holdings Ltd.                                1,707
 1,500,000  First Pacific Co. Ltd.                                   1,629
   300,000  Guoco Group Ltd.                                         1,423
   100,000  HSBC Holdings PLC                                        1,474
   300,000  Hutchison Whampoa Ltd.                                   1,695
   400,000  New World Development Co. Ltd.                           1,670
       750  New World Infrastructure Ltd.                                1
                                                                  --------
                                                                     9,599

 Shares     Description                             Value
---------------------------------------------------------
 INDIA--0.4%
   150,000  The India Fund, Class A*             $    574
 INDONESIA--0.0%
    47,056  Indah Kiat Pulp & Paper Co.                34
 IRELAND--1.2%
   500,000  Irish Life PLC                          1,862
 ITALY--2.7%
    80,000  Assicurazioni Generali                  1,823
    20,000  Luxottica Group S.p.A. ADR              1,065
   700,000  Telecom Italia Mobile S.p.A.*           1,129
                                                 --------
                                                    4,017
 JAPAN--29.6%
     7,000  Autobacs Seven Co. Ltd.                   565
    75,000  Canon Inc.                              1,322
    30,000  CSK Corp.                                 931
    20,000  Daiichi Corp.                             410
    20,000  Fanuc Ltd.                                853
   100,000  Fijitsu Ltd.                            1,182
   120,000  Hitachi Ltd.                            1,217
    22,000  Hitachi Software Engineering Co.          527
   150,000  Hitachi Zosen Corp.                       771
     7,000  I-O Data Device, Inc.                     521
    35,000  Ishiguro Homa Corp.                       596
   150,000  Itochu Corp.                              997
    10,000  Japan Associated Finance Co.              980
       500  JGC Corp.                                   5
    20,000  JUSCO Ltd.                                481
    20,000  Kato Denki                                512
   300,000  Kawasaki Steel Corp.                    1,067
   215,000  Mitsubishi Chemical Corp.               1,050
   125,000  Mitsubishi Heavy Industries Ltd.          999
   325,000  Mitsui O.S.K. Lines Ltd.*                 954
    80,000  NEC Corp.                               1,024
   110,000  New OJI Paper Co. Ltd.                  1,013
    15,000  Nichiha Corp.                             269
    15,000  Nichiei Co. Ltd.                          962
   105,000  Nikko Securities Co. Ltd.               1,158
    14,000  Nintendo Corp. Ltd                      1,109
   300,000  Nippon Steel & Co.*                     1,034
       178  Nippon Telegraph & Telephone Corp.      1,457
   150,000  Nissan Motor Co. Ltd.                   1,107
    85,000  Nomura Securities Co. Ltd.              1,674
   160,000  NSK Ltd.                                1,130
    35,000  Omron Corp.                               783
    17,000  Rohm Co.                                1,040
    55,000  Sankyo Co. Ltd.                         1,230

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares     Description                                              Value
--------------------------------------------------------------------------
    10,000  Sanyo Shimpan Finance Co. Ltd.                        $    737
    12,000  Shimamura Co. Ltd.                                         455
   350,000  Showa Denko K.K.*                                        1,065
    15,000  Sony Corp.                                                 798
    25,000  Sony Music Entertainment, Inc.                           1,120
   190,000  Sumitomo Chemical Co.                                      947
    95,000  Sumitomo Electric Industries                             1,113
   150,000  Sumitomo Marine & Fire Insurance                         1,163
    15,000  TDK Corp.                                                  762
    20,000  Tokyo Electron Ltd.                                        855
   160,000  Toray Industries, Inc.                                   1,043
   160,000  Toshiba Corp.                                            1,155
    45,000  Toyo Industries, Inc.                                      886
    50,000  Uny Co. Ltd.                                               980
                                                                  --------
                                                                    44,009
 MALAYSIA--3.9%
   175,000  Edaran Otomobil Nasional Berhad                          1,256
   119,500  Genting Berhad                                           1,032
   500,000  Land & General Holdings Berhad,
             Class A                                                   996
   225,000  Malayan Banking Berhad                                   1,783
   100,000  Telekom Malaysia Berhad                                    745
                                                                  --------
                                                                     5,812
 MEXICO--1.3%
   200,000  Fomentico Economico Mexicano, S.A. de C.V., Class B        463
    40,000  Grupo Televisa S.A. GDR                                    865
    20,000  Panamerican Beverages, Inc., Class A                       645
                                                                  --------
                                                                     1,973
 NETHERLANDS--1.9%
    15,000  Internationale Nederlanden Group N.V.                      983
    45,000  Philips Electronics N.V.                                 1,772
                                                                  --------
                                                                     2,755
 NORWAY--1.2%
   140,000  Saga Petroleum S.A., Class A                             1,792
 PHILIPPINES--0.8%
   700,000  Ayala Land, Inc., Class B                                  802
   100,000  San Miguel Corp., Class B                                  321
                                                                  --------
                                                                     1,123
 SINGAPORE--2.5%
   120,000  Development Bank of Singapore Ltd.                       1,404
   275,000  Keppel Corp. Ltd.                                        2,261
                                                                  --------
                                                                     3,665

 Shares    Description                                Value
-----------------------------------------------------------
 SOUTH KOREA--0.9%
       703 Daewoo Corp.*                           $      9
    40,000 L.G. Chemical Ltd. GDR*                      870
    20,000 Pohang Iron & Steel Co. Ltd. ADR             490
        62 Samsung Electronics Co. Ltd.*                 11
                                                   --------
                                                      1,380
 SPAIN--4.6%
    45,000 Banco Santander S.A.                       2,103
    30,000 Empresa Nacional de Electricidad S.A.      1,614
   175,000 Iberdrola S.A.                             1,479
    40,000 Telefonica de Espana ADR                   1,660
                                                   --------
                                                      6,856
 SWEDEN--1.0%
    40,000 Pharmacia & Upjohn, Inc.*                  1,435
 SWITZERLAND--5.3%
     1,500 BBC Brown Boveri A.G.                      1,725
     2,600 Ciba-Geigy A.G.                            2,322
    23,000 CS Holding A.G.                            2,185
       225 Roche Holding A.G.-Genussshein             1,702
                                                   --------
                                                      7,934
 TAIWAN--2.3%
   462,849 Acer, Inc.*                                  990
   450,000 Hon Hai Precision Industries               1,022
   250,000 Silicone Precision Industries Co.*           622
   325,000 United Microelectronics Corp., Ltd.          762
       110 Yung Shin Pharmaceutical Industries            1
                                                   --------
                                                      3,397
 THAILAND--2.1%
   325,000 Industrial Finance Corp. of Thailand       1,014
    80,000 Italian - Thai Development PLC               744
   375,000 Krung Thai Bank Co. Ltd.                   1,379
                                                   --------
                                                      3,137
 UNITED KINGDOM--11.4%
   300,000 Cable & Wireless PLC                       2,083
   115,000 Carlton Communications PLC                 1,716
   175,000 Great Universal Stores PLC                 1,647
    80,000 Glaxo Wellcome PLC ADR                     2,140
   170,000 Guinness PLC                               1,201
   300,000 Kingfisher PLC                             2,375
   375,000 Rank Organisation PLC                      2,372
    25,000 Reuters Holdings PLC ADR                   1,409
    55,000 Vodaphone Group PLC ADR                    1,987
                                                   --------
                                                     16,930
-----------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $142,719)                                  $143,983
-----------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares/
 Principal
 Amount     Description                                   Value
---------------------------------------------------------------
                   INTERNATIONAL GROWTH PORTFOLIO--CONTINUED
 PREFERRED STOCKS--0.7%
 2,000,000  Brasmotor S.A. (Brazil)                    $    420
    75,000  Usiminas Siderburg Minas ADR (Brazil)*          656
---------------------------------------------------------------
 TOTAL PREFERRED STOCKS
  (Cost $1,303)                                        $  1,076
---------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.4%
            Landesbank, Hessenthuringen Girozentrale
 $   3,575  5.938% Due 12/01/95                        $  3,575
---------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $3,575)                                        $  3,575
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $147,597)                                      $148,634
---------------------------------------------------------------
 Other assets, less liabilities--0.1%                        90
---------------------------------------------------------------
 NET ASSETS--100.0%                                    $148,724
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

At November 30, 1995, the Portfolio's investments, excluding time deposits, were diversified as follows:

Industry/Sector
--------------------------
Basic Industry       20.3%
Capital Goods         6.1
Consumer Goods       12.0
Energy                3.4
Financial Services   20.7
Services             17.5
Technology           10.4
Other                 9.6
--------------------------
TOTAL               100.0%
--------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                         Value
-------------------------------------------------
     SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--97.6%
 AGRICULTURE--0.3%
  1,100 Alamo Group, Inc.                 $    19
  3,000 Barefoot, Inc.                         35
    900 DeKalb Genetics Corp.                  41
  1,700 Delta & Pine Ltd. Co                   65
  5,500 Dimon, Inc.                            95
  1,600 Tejon Ranch Co.                        23
                                          -------
                                              278
 APPAREL--0.5%
  3,000 Converse, Inc.*                        12
    900 Donnkenny, Inc.*                       30
    600 Fossil, Inc.*                           6
  4,500 Hartmarx Corp.*                        20
  3,750 Kellwood Co.                           73
  1,200 Kenneth Cole Productions, Inc.*        26
  2,500 Nautica Enterprises, Inc.*             89
  1,000 Norton McNaughton, Inc.*               14
  2,000 Oshkosh B' Gosh, Inc.                  31
  1,300 Oxford Industries, Inc.                24
  1,200 St. John Knits, Inc.                   56
  1,600 Starter Corp.*                         11
    700 Syms Corp.*                             5
  1,450 Unitog Co.                             36
                                          -------
                                              433
 BANKING--9.9%
  2,400 Albank Financial Corp.                 71
  1,600 Amcore Financial, Inc.                 35
  1,900 American Federal Bank                  29
    900 Amfed Financial Corp.                  29
  1,000 Anchor Bancorp, Inc.                   36
  2,375 Associated Banc-Corp.                  94
    750 BSB Bancorp, Inc.                      26
    661 BT Financial Corp.                     24
  2,900 BancorpSouth, Inc.                     65
    600 Bank of New Hampshire Corp.            24
  1,068 Bank of Granite Corp.                  30
  1,764 Bankers Corp.                          30
    700 Bankers First Corp.                    19
  1,200 Banknorth Group, Inc.                  41
  1,100 Bay Ridge Bancorp, Inc.*               24
  1,200 Bay View Capital Corp.                 34
  1,600 Bell Bancorp, Inc.                     52
    900 Boston Bancorp                         33
  1,000 Brenton Banks, Inc.                    20
  2,000 Brooklyn Bancorp, Inc.*                81
  1,000 CBT Corp.                              22

 Shares Description                            Value
----------------------------------------------------
  3,200 CCB Financial Corp.                  $   160
  2,956 CNB Bancshares, Inc.                      78
    900 CPB, Inc.                                 29
  2,000 CSF Holdings, Inc.*                       79
  1,600 California Bancshares, Inc.               43
  8,580 California Federal Bank*                 131
  2,300 Center Financial Corp.*                   42
  3,900 Centura Banks, Inc.                      133
  6,900 Charter One Financial, Inc.              221
  1,150 Chittenden Corp.                          33
    900 Citfed Bancorp, Inc.                      31
  2,100 Citizens Bancorp                          71
    500 Citizens Bancshares, Inc                  22
  1,900 Citizens Banking Corp.                    61
  5,800 City National Corp.                       80
  3,300 Coast Savings Financial, Inc.*            99
  1,400 Cole Taylor Financial Group, Inc.         37
  3,100 Collective Bancorp, Inc.                  82
  1,900 Colonial BancGroup, Inc.                  56
  2,900 Comdata Holdings Corp.*                   70
  1,875 Commerce Bancorp, Inc.                    42
  2,300 Commercial Federal Corp.                  84
    700 Commonwealth Savings Bank                 16
  1,200 Community First Bankshares, Inc.          25
  1,690 Cullen/Frost Bankers, Inc.                86
  1,700 Downey Financial Corp.                    39
    745 F & M Bancorp, Maryland                   22
    800 F & M Bancorp, Wisconsin                  22
  2,955 F & M National Corp.                      54
  1,485 FNB Corp.                                 29
    600 Farmers Capital Bank Corp.                23
  1,825 Fidelity National Corp.                   29
  1,246 Financial Trust Corp.*                    39
  1,600 First Citizens Bancshares, Inc.           86
  2,100 First Commercial Bancshares, Inc.         39
  3,647 First Commercial Corp.                   118
  4,000 First Commonwealth Financial Corp.        69
  1,700 First Federal Financial Corp.*            26
  1,100 First Federal Savings Bank                40
  2,157 First Financial Bancorp                   75
    900 First Financial Bancshares, Inc.          27
  4,500 First Financial Corp.                    101
    900 First Financial Holdings, Inc.            18
    866 First Indiana Corp.                       23
    900 First Merchants Corp.                     24
  3,154 First Michigan Bank Corp.                 90
  1,900 First Midwest Bancorp, Inc.               56
  2,900 First National Bancorp                    88
    700 First United Bancshares, Inc.             30

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 BANKING--Continued
  1,488 First Western Bancorp, Inc.                    $    40
  1,500 FirstBank of Illinois Co.                           45
  2,725 FirstBank Puerto Rico                               51
  1,950 Firstier Financial, Inc.                            89
  4,500 Firstmerit Corp.                                   128
  2,050 Fort Wayne National Corp.                           65
  4,145 Fulton Financial Corp.                              92
  6,176 Glendale Federal Bank FSB*                         100
  2,800 Great Financial Corp.                               65
  2,300 Greater New York Savings Bank*                      27
  1,100 Hancock Holding Co.                                 41
  1,060 Harleysville National Corp.                         30
    500 Harris Savings Bank                                 10
  2,400 Hawkeye Bancorp                                     63
    900 Heritage Financial Services, Inc.                   18
  4,297 Home Financial Corp.                                64
  1,000 Homeland Bankshares Corp.                           29
  1,765 Hubco, Inc.                                         35
  2,100 IBS Financial Corp.                                 35
  1,300 ISB Financial Corp., LA*                            20
  1,671 Imperial Bancorp*                                   39
  1,620 Imperial Credit Industries, Inc.*                   27
    700 Intercontinental Bank                               21
     69 Investors Financial Services Corp., Class A*         1
    600 Irwin Financial Corp.                               24
  2,700 Jefferson Bancshares, Inc.                          63
  4,166 Keystone Financial, Inc.                           130
  1,800 Leader Financial Corp.                              68
  1,000 Liberty Bancorp, Inc., Oklahoma                     38
  2,000 Life Bancorp, Inc.                                  31
  4,100 Long Island Bancorp, Inc.                          106
  1,500 Loyola Capital Corp.                                56
  1,300 MLF Bancorp, Inc.                                   30
  1,300 Magna Bancorp, Inc.                                 39
  5,900 Magna Group, Inc.                                  143
  2,250 Mark Twain Bancshares, Inc.                         85
    600 Maryland Federal Bancorp, Inc.                      18
    600 Merchants New York Bancorp.                         20
    500 Metrobank                                           14
    900 Michigan Financial Corp.                            25
  3,027 Mid-Am, Inc.                                        51
  1,167 Mid-America Bancorp                                 21
  1,100 N.S. Bancorp, Inc.*                                 43
  1,432 NBB Bancorp, Inc.                                   24
    700 National Bancorp of Alaska, Inc.                    45
    600 National City Bancshares, Inc.                      28
  3,250 National Commerce Bancorp                           84

 Shares Description                                   Value
-----------------------------------------------------------
  1,173 National Penn Bancshares, Inc.              $    30
  2,151 New York Bancorp, Inc.                           44
  4,200 North Fork Bancorp, Inc.                         98
    900 Northeast Bancorp, Inc.*                          0
    829 North Side Savings Bank                          24
  1,100 Omega Financial Corp.                            35
  2,495 ONBANCorp, Inc.                                  83
  2,280 One Valley Bancorp of West Virginia, Inc.        73
    800 Park National Corp.                              37
  1,500 Peoples Bank of Bridgeport, CT                   32
  3,000 Peoples Heritage Financial Group, Inc.           63
  1,400 Pikeville National Corp.                         29
    600 Pinnacle Banc Group, Inc.                        19
  7,350 Premier Bancorp, Inc.                           174
  1,500 Provident Bancorp, Inc.                          65
  1,075 Provident Bankshares Corp.                       33
  1,000 Queen City Bancorp.                              40
  2,200 RCSB Financial, Inc.                             53
    500 RS Financial Corp.                               20
  1,800 Reliance Bancorp, Inc.                           26
  3,038 Republic Bancorp, Inc.                           35
  1,480 Resource Bancshares Mortgage Group, Inc.*        21
  3,700 Riggs National Corp.*                            52
  1,400 River Forest Bancorp                             33
  5,314 Roosevelt Financial Group, Inc.                  90
  2,000 S & T Bancorp, Inc.                              51
  1,600 Security Capital Corp.                           94
  1,400 SFFed Corp.                                      44
  1,600 Silicon Valley Bancshares*                       36
  7,562 Sovereign Bancorp, Inc.                          79
  1,100 St. Francis Capital Corp.*                       26
  3,271 St. Paul Bancorp, Inc.                           82
  3,300 Standard Financial, Inc.*                        47
    700 Student Loan Corp.                               25
    600 Suffolk Bancorp                                  22
    400 Sumitomo Bank of California                       9
  5,890 Summit Bancorp                                  171
  1,875 Susquehanna Bancshares, Inc.                     54
  1,600 T.R. Financial Corp.*                            40
    640 Tompkins County Trust Co.                        19
  2,800 Trust Co. of Jersey City                         38
  3,168 Trustco Bank Corp.                               70
  4,300 Trustmark Corp.                                  80
  1,600 U.S. Trust Corp.                                 76
  2,180 UMB Financial Corp.                              96
  2,600 UST Corp.                                        39
  2,100 United Bankshares, Inc.                          64
  2,200 United Carolina Bancshares Corp.                 83
    300 United Counties Bancorp.                         68

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
  1,000 USBancorp, Inc.                            $    31
  4,728 Valley National Bancorp.                       116
    800 Vermont Financial Services Corp.                25
  1,000 Victoria Bankshares, Inc.                       33
    850 Webster Financial Corp.                         22
  1,300 Wesbanco, Inc.                                  36
  1,300 Westamerica Bancorp.                            54
  1,637 Westcorp, Inc.                                  32
  2,575 Whitney Holding Corp.                           79
  3,100 Zions Bancorp.                                 219
                                                   -------
                                                     9,387
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  1,500 Addington Resources, Inc.*                      22
  1,200 Ashland Coal, Inc.                              26
  1,300 Nacco Industries, Inc.                          74
                                                   -------
                                                       122
 BROKERAGE AND FINANCIAL SERVICES--1.3%
  2,200 Alex Brown, Inc.                               101
  2,400 Allied Capital Commercial Corp.                 45
    400 American Financial Enterprises, Inc.             9
  3,700 Amresco, Inc.                                   45
  1,225 BHC Financial, Inc.                             23
    643 BOK Financial Corp.*                            13
  1,700 CMAC Investment Corp.                           79
  4,200 Crawford & Co., Class B                         67
  4,800 Crimmi Mae, Inc.                                41
    200 General Acceptance Corp.*                        6
  1,800 Insignia Financial Group, Inc., Class A*        54
  1,400 Inter-Regional Financial Group, Inc.            55
    600 Investment Technology Group, Inc.*               5
    800 Jefferies Group, Inc.                           34
  2,200 Legg Mason, Inc.                                65
  1,640 McDonald & Co. Investments, Inc.                29
  3,200 Mego Financial Corp.*                           22
  2,725 Morgan Keegan, Inc.                             34
  2,800 Olympic Financial Ltd.*                         57
  3,800 Penncorp Financial Group, Inc.                 105
  3,050 Phoenix Duff & Phelps Corp.                     21
  3,200 Pioneer Group, Inc.                             85
  3,100 Piper Jaffray Cos., Inc.                        40
  2,457 Quick & Reilly Group, Inc.                      62
  2,300 Raymond James Financial, Inc.                   52
  2,400 SEI Corp.                                       52
    300 Value Line, Inc.                                10
  1,202 Waterhouse Investor Services, Inc.              24
    500 Winthrop Resource Corp.*                         8
                                                   -------
                                                     1,243

 Shares Description                                       Value
---------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS--3.6%
    900 Advanced Magnetics, Inc.*                       $    23
  4,300 Alliance Pharmaceutical Corp.*                       52
  2,400 Alpharma, Inc., Class A*                             52
  3,400 Amylin Pharmaceuticals, Inc.*                        24
    900 Aphton Corp.*                                        10
    962 Biocraft Laboratories, Inc.                          14
  1,100 Bush Boake Allen, Inc.*                              34
  5,100 Calgon Carbon Corp.                                  60
  4,000 Carter-Wallace, Inc.                                 46
  2,500 Cellpro, Inc.*                                       31
  4,900 Cephalon, Inc.*                                     136
  1,500 Chemed Corp.                                         58
  1,700 Collagen Corp.                                       31
  1,374 Copley Pharmaceutical, Inc.*                         20
  2,400 Cygnus, Inc.*                                        38
  2,300 Cytec Industries, Inc.*                             147
  3,700 Dexter Corp.                                         90
  1,900 Diagnostic Products Corp.                            68
  2,300 Dura Pharmaceuticals, Inc.*                          67
  1,700 Duramed Pharmaceuticals, Inc.*                       28
  2,200 Epitope, Inc.*                                       26
  4,400 First Mississippi Corp.                             112
  2,500 Fuller (H.B.) Co.                                    80
  4,500 Geon Co.                                            111
  2,100 Great American Management & Investment, Inc.*        92
  1,300 Guardsman Products, Inc.                             17
  1,200 Helene Curtis Industries, Inc.                       35
  2,200 Herbalife International, Inc.                        16
  4,347 ICN Pharmaceuticals, Inc.                            88
  4,400 ICOS Corp.*                                          31
  1,300 IGI, Inc.*                                           14
  2,300 Immulogic Pharmaceutical Corp.*                      29
  4,600 Interneuron Pharmaceuticals, Inc.*                   82
  3,400 Isis Pharmaceuticals, Inc.*                          39
    800 Kronos, Inc.*                                        35
  6,000 Lawter International, Inc.                           65
  1,200 Learonal, Inc.                                       34
  1,050 Lesco, Inc.                                          15
  1,281 Life Technologies, Inc.                              32
  3,375 Lilly Industrial, Inc.                               44
    400 MacDermid, Inc.                                      23
  1,400 Matrix Pharmaceutical, Inc.*                         22
  1,700 McWhorter Technologies, Inc.*                        26
  2,000 Medco Research, Inc.*                                21
  1,700 Medimmune, Inc.*                                     22
  3,900 Mineral Technologies, Inc.                          146
  3,700 Mississippi Chemical Corp.                           83

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                  Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--CONTINUED
  2,800 NBTY, Inc.*                                $    16
    700 NCH Corp.                                       38
  3,500 Nexagen Pharmaceuticals, Inc.*                  42
  2,600 Noven Pharmaceuticals, Inc.*                    26
  2,200 OM Group, Inc.                                  67
    900 PDT, Inc.*                                      40
    999 Penwest Ltd.                                    26
    900 Petrolite Corp.                                 23
  1,900 Pharmaceutical Marketing Services, Inc.*        26
  3,000 Pharmaceutical Resources, Inc.*                 24
  1,600 Pratt & Lambert United, Inc.                    56
  1,000 Purepac, Inc.*                                   7
  2,700 Regeneron Pharmaceuticals, Inc.*                30
  3,300 Rexene Corp.*                                   32
  2,000 Roberts Pharmaceutical Corp.*                   34
  3,300 Scotts Co.*                                     66
  2,800 Sepracor, Inc.*                                 45
  4,100 Sequus Pharmaceuticals, Inc.*                   51
  3,000 Somatogen, Inc.*                                42
  1,200 Stepan Co.                                      19
  6,800 Sterling Chemicals, Inc.*                       57
  1,300 Synalloy Corp.                                  26
    600 Systemix, Inc.*                                  9
  1,700 Techne Corp.*                                   40
  1,788 Tetra Tech, Inc.*                               42
  2,300 Tetra Technologies, Inc.*                       38
  4,200 Uniroyal Chemical Corp.*                        34
  2,600 Vertex Pharmaceuticals, Inc.*                   54
  1,165 WD-40 Co.                                       47
                                                   -------
                                                     3,426
 COMMUNICATIONS--3.5%
  1,700 Ackerley Communications, Inc.                   26
    300 Adelphia Communications Corp.*                   2
  2,700 American Mobile Satellite Corp.*                75
    600 American Paging, Inc.*                           4
  1,400 American Telecasting, Inc.*                     20
  2,700 ANTEC Corp.*                                    39
  2,100 Applied Digital Access, Inc.*                   26
  1,600 Applied Innovation, Inc.*                       14
  4,400 Aspect Telecommunications Corp.*               150
  1,400 BET Holdings, Inc.*                             33
  2,800 Black Box Corp.*                                47
  2,122 Block Drug Co., Inc.                            83
  1,100 Brite Voice Systems, Inc.*                      18
  2,300 Broadband Technologies, Inc.*                   40
  4,070 CAI Wireless Systems, Inc.*                     35
  3,500 C-TEC Corp.*                                   102

 Shares Description                                      Value
--------------------------------------------------------------
    500 CFW Communications Co.                         $     9
  1,700 Cable Design Technologies Corp.*                    74
    900 Cellstar Corp.*                                     24
  1,800 Cellular Communications International, Inc.*        62
  1,440 Cellular Technical Services, Inc.*                  31
  7,600 Century Communications Corp., Class A*              65
  2,200 CIDCO, Inc.*                                        58
  1,800 Citicasters, Inc.                                   58
  2,100 Commnet Cellular, Inc.*                             57
  1,200 DSP Communications, Inc.*                           53
    800 Digital Link Corp.*                                 14
  1,400 EIS International, Inc.*                            22
  1,100 EZ Communications, Inc., Class A*                   18
  1,200 Emmis Broadcasting Corp., Class A*                  32
  2,100 Evergreen Media Corp., Class A*                     51
  7,400 Executone Information Systems, Inc.*                20
    500 Firefox Communications, Inc.*                       11
  7,100 Geotek Communications, Inc.*                        51
    600 Heartland Wireless Communications, Inc.*            17
  1,500 Heftel Broadcasting Corp., Class A*                 22
  2,500 Heritage Media Corp.*                               65
    900 Hickory Tech Corp.                                  28
    600 IPC Information Systems, Inc.*                       9
  1,000 Incomnet, Inc.*                                      5
    800 Intercel, Inc.*                                     13
  5,233 International Cabletel, Inc.*                      135
  1,100 Jacor Communications, Inc.*                         19
  3,378 Jones Intercable, Inc., Class A*                    44
  2,200 Level One Communications, Inc.*                     46
  4,100 Lincoln Telecommunications Co.                      80
  1,200 Mastec, Inc.*                                       12
    900 Metrocall, Inc.*                                    22
  2,957 Metromedia International Group, Inc.*               53
    800 Microdyne Corp.*                                    17
  1,400 Millicom, Inc.*                                      0
    350 Millicom American Sattellite Corp.*                  0
  1,600 NumereX Corp.*                                      11
  1,100 Ortel Corp.*                                        13
    300 Outlet Communications, Class A*                     14
  1,800 P-COM, Inc.*                                        32
    900 Palmer Wireless, Inc.*                              19
  1,800 Pairgain Technologies, Inc.*                        91
  4,600 Paxson Communications Corp.*                        67
  1,200 People's Choice TV Corp.*                           26
  1,500 Plantronics, Inc.*                                  53
    900 Premisys Communications, Inc.*                      87
  3,800 President Casinos, Inc.*                             9
  1,000 ProNet, Inc.*                                       31
  2,500 Racotek, Inc.*                                      14
  5,250 Renaissance Communications Corp.*                  114

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                       Value
---------------------------------------------------------------
    700 SFX Broadcasting, Inc., Class A*                $    20
  1,600 Silver King Communications, Inc.*                    56
  2,400 Starsight Telecast, Inc.*                            10
    900 T-Netix, Inc.*                                        9
  2,800 TCA Cable TV, Inc.                                   79
  2,800 Telular Corp.*                                       31
    700 Transaction Network Services, Inc.*                  17
  1,500 Transmedia Network, Inc.                             15
  3,300 True North Communications, Inc.                      68
  2,300 U.S. Long Distance Corp.*                            30
  7,300 United International Holdings, Inc., Class A*       102
    800 United Television, Inc.                              70
    900 United Video Satellite Group, Inc.*                  26
  4,800 Valuevision International, Inc.*                     27
  1,000 WavePhore, Inc.*                                     16
  3,100 Wescott Communications, Inc.*                        44
  3,700 Westwood One, Inc.*                                  52
  1,600 Young Broadcasting Corp.*                            40
                                                        -------
                                                          3,304
 COMPUTERS AND OFFICE MACHINES--6.3%
  2,700 Actel Corp.*                                         36
    500 Active Voice Corp.*                                  14
    800 Amtrol, Inc.                                         13
  2,300 Apertus Technologies, Inc.*                          23
    900 Applix, Inc.*                                        37
  5,700 AST Research, Inc.*                                  52
  2,700 Atari Corp.*                                          4
  2,000 Atria Software, Inc.*                                84
  4,200 Auspex Systems, Inc.*                                62
  4,200 Autotote Corp.*                                      12
  4,500 Avid Technology, Inc.*                              178
  3,366 BancTec, Inc.*                                       65
    900 Boca Research, Inc.*                                 26
  4,900 Borland International, Inc.*                         86
  3,400 C-Cube Microsystems, Inc.*                          341
  2,400 Caere Corp.*                                         22
    864 Cambrex Corp.                                        32
  1,500 Cambridge Technology Partners, Inc.*                 74
    375 Champion Industries, Inc.                             8
  3,100 Chips & Technologies, Inc.*                          33
  2,300 Chronimed, Inc.*                                     35
  4,000 Computer Network Technology Corp.*                   25
  3,500 Comverse Technology, Inc.*                           79
  3,675 Concord EFS, Inc.*                                  141
  9,200 Conner Peripherals, Inc.*                           208
  3,500 Copytele, Inc.*                                      34
  4,300 Cray Research, Inc.*                                103

 Shares Description                            Value
----------------------------------------------------
  1,290 DH Technology, Inc.*                 $    30
  1,400 DSP Group, Inc.*                          17
  6,600 Data General Corp.*                       80
  1,400 Davidson & Associates, Inc.*              35
    600 Day Runner, Inc.*                         17
  1,000 Dialogic Corp.*                           32
  2,100 Digi International, Inc.*                 49
    850 DiMark, Inc.*                             12
  3,100 Dynatech Corp.*                           46
  1,000 Emulex Corp.*                             13
  1,000 Encad, Inc.*                              19
  1,400 EPIC Design Technology, Inc.*             30
  1,500 Evans & Sutherland Computer Corp.*        36
  3,900 Exabyte Corp.*                            49
  1,100 Excalibur Technologies Corp.*             25
    800 Expert Software, Inc.*                    14
  2,700 FTP Software, Inc.*                       82
  2,800 Filenet Corp.*                           120
    868 Franklin Electric Co., Inc.               27
  1,100 General Binding Corp.                     24
  2,100 Global Village Communication*             48
  1,400 Hyperion Software Corp.*                  62
  4,800 Information Resources, Inc.*              58
  1,000 Integrated Systems, Inc.*                 39
  5,000 Intelligent Electronics, Inc.             33
  6,900 Intergraph Corp.*                        119
  3,800 International Rectifier Corp.*           189
  1,400 Interpool, Inc.*                          24
  3,300 Iomega Corp.*                            141
  1,800 Itron, Inc.*                              51
  1,200 Key Tronic Corp.*                         13
  2,184 Logicon, Inc.                             61
  6,200 Macromedia, Inc.*                        288
    600 MapInfo Corp.*                            12
  9,100 Maxtor Corp.*                             58
  1,900 Mercury Interactive Corp.*                44
  2,000 Microcom, Inc.*                           50
  1,300 Micron Electronics, Inc.*                 19
    500 Micros Systems, Inc.*                     21
    800 Microtec Research, Inc.*                  11
    700 Microtest, Inc.*                          11
  1,500 MicroTouch Systems, Inc.*                 23
  4,600 Miller (Herman), Inc.                    146
  2,300 Mylex Corp.*                              44
  2,400 National Computer Systems, Inc.           50
  4,400 Netmanage, Inc.*                         100
  3,500 Network General Corp.*                   147
  1,300 Norand Corp.*                             19
  3,800 Nu-Kote Holding, Inc.*                    75

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 COMPUTERS AND OFFICE MACHINES--CONTINUED
  1,500 Optical Data Systems, Inc.*            $    31
  3,000 PHH Corp.                                  137
  2,100 Phoenix Technologies Ltd.*                  26
  1,200 Planar Systems, Inc.*                       19
  5,198 Platinum Technology, Inc.*                  87
    600 Printronix, Inc.*                           11
  1,100 Proxima Corp.*                              20
  2,500 Radius, Inc.*                                5
  8,100 S3, Inc.*                                  153
  2,800 Santa Cruz Operation, Inc.*                 17
  5,900 Sequent Computer Systems, Inc.*             94
  2,300 Standard Microsystems Corp.*                47
  3,600 Stratus Computer, Inc.*                    120
  1,600 SubMicron Systems, Inc.*                    16
  1,200 Sylvan Learning Systems, Inc.*              29
  1,200 Synetic, Inc.*                              32
  1,100 3D Systems Corp.*                           22
  6,000 Tech Data Corp.*                           101
  3,000 Triad Systems Corp.*                        17
  1,800 Trident Microsystems, Inc.*                 63
  2,400 Tseng Laboratories, Inc.*                   23
  1,400 Wall Data, Inc.*                            22
  5,100 Wang Labs, Inc.*                            91
  1,400 Wonderware Corp.*                           37
    700 XcelleNet, Inc.*                            13
    500 Xpedite Systems, Inc.*                       7
  1,000 Xylogics, Inc.*                             71
  1,600 Zebra Technologies Corp.*                  107
                                               -------
                                                 5,958
 CREDIT INSTITUTIONS--0.5%
  4,300 Ampal-American Israel Corp.*                24
  1,900 Astoria Financial Corp.                     83
    955 First Financial Corp., Indiana              29
  1,600 JSB Financial, Inc.                         52
  1,725 Money (The) Store, Inc.                     82
  2,000 National Auto Credit, Inc.*                 34
  2,700 North American Mortgage Co.                 61
    750 Regional Acceptance Corp.*                   6
  2,400 Ryland Group, Inc.                          30
  3,300 World Acceptance Corp.*                     40
                                               -------
                                                   441
 ELECTRICAL SERVICES--2.3%
  2,600 Black Hills Corp.                           64
  2,600 Central Hudson Gas & Electric Corp.         79
  3,400 Central Louisiana Electric Co., Inc.        87
  5,700 Central Maine Power Co.                     77

 Shares Description                              Value
------------------------------------------------------
  2,100 Central Vermont Public Service Corp.   $    28
  2,300 CILCORP, Inc.                               95
 13,575 Citizens Utilities Co., Series B*          170
  1,600 Commonwealth Energy Systems Cos.            72
  3,600 Eastern Utilities Associates                83
  1,400 Electroglas, Inc.*                          83
  2,600 Empire District Electric Co.                50
    872 Green Mountain Power Corp.                  24
  5,100 IES Industries, Inc.                       142
  1,700 Interstate Power Co.                        53
  1,900 Madison Gas & Electric Co.                  63
  1,389 Northwestern Public Service Co.             37
  2,400 Orange & Rockland Utilities, Inc.           85
  2,000 Otter Tail Power Co.                        70
  9,100 Public Service Co. of New Mexico*          160
  6,300 Sierra Pacific Resources                   146
  2,100 Sithe Energies, Inc.*                       13
  2,400 Southern Indiana Gas & Electric Co.         80
    700 St. Joseph Light & Power Co.                22
  1,900 TNP Enterprises, Inc.                       35
 24,200 Tucson Electric Power Co.*                  73
  2,100 United Illuminating Co.                     78
  4,900 WPS Resources Corp.                        156
  1,850 Yankee Energy System, Inc.                  43
  2,200 Zurn Industries, Inc.                       54
                                               -------
                                                 2,222
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  5.3%
    900 Acme Electric Corp.*                         8
  1,100 ADFlex Solutions, Inc.*                     31
  1,100 Alpha Industries, Inc.*                     16
  1,400 Altron, Inc.*                               41
  1,350 American Superconductor Corp.*              17
  5,300 Ametek, Inc.                                93
  4,000 Applied Magnetics Corp.*                    62
  2,900 Associated Group, Inc.*                     52
    800 Asyst Technologies, Inc.*                   36
  3,000 Augat, Inc.                                 52
  4,400 BMC Industries, Inc.                        74
  3,120 Baldor Electric Co.                         71
  4,100 Belden, Inc.                               111
  3,400 Boston Technology, Inc.*                    49
  2,600 Brooktree Corp.*                            34
  2,200 Burr-Brown Corp.*                           63
  1,700 C-COR Electronics, Inc.*                    44
    563 CTS Corp.                                   20
  3,200 California Microwave, Inc.*                 70
    700 Charter Power Systems, Inc.                 17
  2,500 Checkpoint Systems, Inc.                    77
    800 Cherry Corp., Class B*                       8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
-----------------------------------------------------------
    900 Cincinnati Microwave, Inc.*                 $     6
    600 Coherent Communications Systems Corp.*            9
    800 Cohu, Inc.                                       23
  2,400 Colonial Data Technologies Corp.*                38
  1,200 Communications Systems, Inc.                     20
  2,600 Compression Labs, Inc.*                          19
  3,900 Computer Products, Inc.*                         49
  4,600 Credence Systems Corp.*                         137
  1,600 Cree Research, Inc.*                             30
  4,200 Cyrix Corp.*                                    142
  3,900 Dallas Semiconductor Corp.                       84
  2,400 Digital Microwave Corp.*                         29
  1,500 Electro Scientific Industries, Inc.*             43
    500 Eltron International, Inc.*                      19
  1,400 Energy Conversion Devices, Inc.*                 24
  1,100 Esterline Technologies Corp.*                    24
  1,600 Exar Corp.*                                      34
  1,100 Exide Electronics Group, Inc.*                   17
  1,400 FORE Systems, Inc.*                              82
    900 GTI Corp.*                                       14
  3,600 General DataComm Industries, Inc.*               71
  2,600 Genus, Inc.*                                     21
  5,600 Griffon Corp.*                                   48
  1,400 HADCO Corp.*                                     42
  2,010 Harman International Industries, Inc.            88
  1,200 Harmon Industries, Inc.                          21
  1,400 Holophane Corp.*                                 43
    900 Hutchinson Technologies, Inc.*                   45
  1,500 ITI Technologies, Inc.*                          38
  1,600 Integrated Circuit Systems, Inc.*                23
  2,100 Integrated Silicon Solution, Inc.*               50
  1,100 Inter-Tel, Inc.*                                 18
  7,900 Interdigital Communications Corp.*               67
  2,046 Intermagnetics General Corp.*                    46
  3,600 International Family Entertainment, Inc.*        67
  2,700 Intervoice, Inc.*                                59
  1,164 Joslyn Corp.                                     39
  3,300 Juno Lighting, Inc.                              52
  3,250 Lattice Semiconductor Corp.*                    105
  2,200 Littelfuse, Inc.*                                74
  3,200 Lojack Corp.*                                    30
  5,000 LTX Corp.*                                       62
  3,500 Magnetek, Inc.*                                  29
  1,400 Mattson Technology, Inc.*                        32
    600 Merix Corp.*                                     22
  5,550 Methode Electronics, Inc., Class A               81
    900 Micrel, Inc.*                                    15

 Shares Description                             Value
-----------------------------------------------------
  2,100 Micro Linear Corp.*                   $    24
  1,000 National Presto Industries, Inc.           42
  2,640 Oak Industries, Inc.*                      64
  3,780 Octel Communications Corp.*               124
  1,200 Opti, Inc.*                                12
    700 Orbit Semiconductor, Inc.*                  6
  1,700 PSC, Inc.*                                 18
    500 Panda Project (The), Inc.*                 16
  1,598 Park Electrochemical Corp.*                49
  6,100 Picturetel Corp.*                         238
  3,937 Pioneer Standard Electronics, Inc.         58
  1,700 Pittway Corp.                             109
  2,000 PriCellular Corp.*                         26
  2,000 Quickturn Design Systems, Inc.*            21
  1,598 Recoton Corp.*                             28
  1,600 Rival Co.                                  34
  1,900 Robotic Vision Systems, Inc.*              50
    400 SDL, Inc.*                                  9
  1,400 Sammina Corp.*                             72
  1,050 Semitool, Inc.*                            17
  3,800 Sierra Semiconductor Corp.*                70
  1,800 Siliconix, Inc.*                           70
  1,200 Spectrian Corp.*                           28
  1,400 Standard Motor Products, Inc.              21
  1,100 Summa Four, Inc.*                          17
  2,600 Symetricon, Inc.                           39
  1,100 Tekelec*                                   17
  1,800 Thomas Industries, Inc.                    37
  2,300 3DO Co.*                                   26
  1,200 Three-Five Systems, Inc.*                  26
  4,900 Top Source Technologies, Inc.*             40
  1,700 Ultratech Stepper, Inc.*                   64
  1,800 Unitrode Corp.*                            52
  2,400 Vitesse Semiconductor Corp.*               27
  3,000 Windmere Corp.                             18
  1,800 Woodhead Industries, Inc.                  28
  2,200 Wyle Electronics                           87
  3,847 Zenith Electronics Corp.*                  30
  3,650 Zilog, Inc.*                              127
                                              -------
                                                5,018
 FOOD AND BEVERAGES--1.5%
    600 Alico, Inc.                                13
  6,600 Applebee's International, Inc.            183
  1,100 Au Bon Pain Co., Inc.*                     10
    675 Bridgford Foods Corp.                       6
  5,400 Calgene, Inc.*                             28
  2,000 Canandaigua Wine Company, Inc.*            72
  4,800 Chiquita Brands International, Inc.        64
    800 Coca-Cola Bottling Co.                     27

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                             Value
-----------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 FOOD AND BEVERAGES--CONTINUED
  6,600 Coors (Adolph) Co., Class B           $   134
  2,000 Dreyer's Grand Ice Cream, Inc.             66
  2,200 FoodBrands America, Inc.*                  26
    800 GoodMark Foods, Inc.                       15
  1,800 Hometown Buffet, Inc.*                     20
  4,300 Hudson Foods, Inc.                         69
  2,200 International Dairy Queen, Inc.*           49
  3,500 Interstate Bakeries Corp.                  78
  1,200 J & J Snack Foods Corp.*                   15
  2,900 Lance, Inc.                                48
  1,200 Landry's Seafood Restaurants, Inc.*        19
  3,600 Luby's Cafeterias, Inc.                    79
  2,100 Michael Foods, Inc.                        24
  1,500 Midwest Grain Products, Inc.*              18
    800 Mondavi (Robert) Corp., Class A*           26
  4,200 Morrison Restaurants, Inc.                 70
    600 Papa Johns International, Inc.*            26
  2,700 Riviana Foods, Inc.                        34
    600 Rock Bottom Restaurants, Inc.*              9
  6,000 Shoney's, Inc.*                            65
  2,200 Smithfield Foods, Inc.*                    68
    550 Thorn Apple Valley, Inc.                    9
  5,020 Triarc Cos., Inc., Class A*                53
  2,850 WLR Foods, Inc.                            47
                                              -------
                                                1,470
 FOOD AND MANUFACTURING--0.6%
  1,500 Cheesecake Factory, Inc.*                  34
    198 Farmer Bros. Co.                           28
 10,200 Flowers Industries, Inc., Class A         131
    700 Performance Food Group Co.*                17
  5,400 Ralcorp Holding, Inc.*                    128
  1,300 Sanderson Farms, Inc.                      14
  4,000 Savannah Foods & Industries, Inc.          50
    100 Seaboard Corp.                             25
  4,400 Smucker (J.M.) Co.                         92
  2,572 Tootsie Roll Industries, Inc.              90
                                              -------
                                                  609
 FURNITURE AND FIXTURES--0.4%
  2,500 Bassett Furniture Industries, Inc.         56
  1,000 Chromcraft Revington, Inc.*                24
  2,600 Ethan Allen Interiors, Inc.*               57
  1,100 Falcon Building Products, Inc.*            10
  1,000 Falcon Products, Inc.                      14
  3,000 Kimball International, Inc.                78
  2,200 La-Z-Boy Chair Co.                         70

 Shares Description                               Value
-------------------------------------------------------
  1,233 Ladd Furniture, Inc.                    $    16
  3,000 O'Sullivan Industries Holdings, Inc.*        19
  2,600 Triangle Pacific Corp.*                      41
                                                -------
                                                    385
 GENERAL BUILDING CONTRACTORS--0.7%
  2,000 ABT Building Products Corp.*                 30
  3,000 AMCOL International Co.                      44
  1,200 Beazer Homes USA, Inc.*                      23
  1,200 Blount, Inc.                                 36
 12,900 Catellus Development Corp.*                  76
  1,000 Continental Homes Holding Corp.              18
  1,400 Corrpro Cos., Inc.*                           8
  1,813 Horton (D.R.) Inc.*                          18
  3,300 Eagle Hardware & Garden, Inc.*               25
  2,800 Hovnanian Enterprises, Inc., Class A*        19
  5,100 Kaufman & Broad Home Corp.                   66
  5,400 Morrison-Knudsen, Inc.*                      32
    800 NCI Building Systems, Inc.*                  18
  2,900 Pulte Corp.                                  89
  1,600 Schuler Homes, Inc.*                         14
  4,600 Standard Pacific Corp.                       26
  3,300 Toll Brothers, Inc.*                         60
  1,979 U.S. Home Corp.*                             51
  2,600 Webb (Del E.) Corp.                          53
                                                -------
                                                    706
 GLASS, CLAY AND STONE PRODUCTS--0.4%
    500 Ameron, Inc.                                 18
  2,200 Centex Construction Products, Inc.*          31
    750 Donnelly Corp.                               11
  1,300 Florida Rock Industries, Inc.                34
  2,600 Gentex Corp.*                                57
  1,800 Giant Cement Holding, Inc.*                  19
  2,900 Medusa Corp.                                 72
  1,400 Mikasa, Inc.*                                19
  1,200 Photronics, Inc.*                            38
    700 Puerto Rican Cement Co.                      23
  3,100 Southdown, Inc.*                             59
                                                -------
                                                    381
 HEALTH SERVICES--5.0%
  1,200 Access Health Marketing, Inc.*               39
    200 American HomePatient, Inc.*                   6
  2,700 American Medical Response, Inc.*             77
  1,700 Apogee, Inc.                                 17
  6,581 Apria Healthcare Group, Inc.*               199
  1,000 Arbor Health Care Co.*                       18
  4,100 Athena Neurosciences, Inc.*                  38
    600 Barr Labs, Inc.*                             14
  2,952 Benson Eyecare Corp.*                        25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
----------------------------------------------------
  1,000 Bio-Rad Labs, Inc.*                  $    41
  3,000 Champion Healthcare Corp.*                16
  4,300 Charter Medical Corp.*                    78
  2,400 Coastal Physician Group, Inc.*            34
  2,850 Community Health Systems, Inc.*           98
  6,600 Community Psychiatric Centers*            73
  3,500 COR Therapeutics, Inc.*                   39
  7,100 Coram Healthcare Corp.*                   39
  3,500 Cytel Corp.*                              15
  2,800 Daig Corp.*                               60
  3,275 Enzo Biochem, Inc.*                       64
  1,300 Fusion Systems Corp.*                     41
  1,100 Gelman Sciences, Inc.*                    26
  2,200 Genesis Health Ventures, Inc.*            72
  3,485 Grancare, Inc.*                           53
  1,900 Gulf South Medical Supply, Inc.*          46
  3,600 Haemonetics Corp.*                        64
  1,400 Health Management Systems, Inc.*          50
  1,500 Health Management, Inc.*                  20
    421 Healthdyne Technologies, Inc.*             5
    900 Healthwise America, Inc.*                 28
  7,192 Horizon Healthcare Corp.*                156
  1,500 Human Genome Sciences, Inc.*              41
  3,600 Hydron Technologies, Inc.                  8
  1,400 I-STAT Corp.*                             49
  5,900 IDEXX Laboratories, Inc.*                263
  1,050 INBRAND Corp.*                            18
    900 Incyte Pharmaceuticals, Inc.*             16
  1,800 Inphynet Medical Management, Inc.*        33
  3,000 Integrated Health Services, Inc.          66
  2,600 Kinetic Concepts, Inc.                    30
    400 Labone, Inc.                               6
  1,500 Landauer, Inc.                            29
  2,458 Ligand Pharmaceuticals, Inc.*             21
  4,700 Linecare Holdings*                       126
  2,400 Living Centers of America, Inc.*          75
  1,400 MMI Cos., Inc.                            33
  3,700 Mariner Health Group, Inc.*               49
  3,100 Maxicare Health Plans, Inc.*              68
  1,200 MedPartners/Mullikin, Inc.*               34
  1,600 Multicare Cos., Inc.*                     33
  1,200 Neurogen Corp.*                           25
  3,000 North American Biologicals, Inc.*         29
 11,600 NovaCare, Inc.*                           68
 10,500 OIS Optical Imaging Systems, Inc.*        32
  3,600 Omnicare, Inc.                           136
  6,900 Ornda HealthCorp*                        135

 Shares Description                                   Value
-----------------------------------------------------------
  1,600 PHP Healthcare Corp.*                       $    44
  1,500 Pacific Physician Services, Inc.*                25
  7,525 Phycor, Inc.*                                   337
  1,500 Physician Reliance Network, Inc.*                53
  2,700 Physician Sales & Service, Inc.*                 51
  1,200 Physicians Health Services, Inc.*                51
  2,800 Quantum Health Resources, Inc.*                  26
  2,100 Regency Health Services, Inc.*                   23
  1,700 Renal Treatment Centers, Inc.*                   69
    600 RES-CARE, Inc.*                                  10
  2,700 Resound Corp.*                                   21
  1,100 Rexall Sundown, Inc.*                            21
  1,400 Right Choice Managed Care, Inc., Class A*        18
  1,300 RoTech Medical Corp.*                            38
  1,000 Rural/Metro Corp.*                               25
  1,300 Safeskin Corp.*                                  25
  3,100 Sofamor/Danek Group, Inc.*                       71
  6,180 Sun Healthcare Group, Inc.*                      76
    800 Target Therapeutics, Inc.*                       63
  1,300 TheraTx, Inc.*                                   18
  1,000 UniHolding Corp.*                                 4
  5,700 Unilab Corp.*                                    16
  1,000 United American Healthcare Corp.*                11
  1,600 Universal Health Realty Income Trust             27
  2,500 Universal Health Services, Inc.*                103
  2,500 Uromed Corp.*                                    25
    400 Vitalink Pharmacy Services, Inc.*                 8
  5,925 Vivra, Inc.*                                    135
  2,100 Vivus, Inc.*                                     55
  6,654 Watson Pharmaceuticals, Inc.*                   314
  1,000 Wellcare Management Group, Inc.*                 21
                                                    -------
                                                      4,758
 HEAVY CONSTRUCTION--0.4%
  1,900 Apogee Enterprises, Inc.                         28
  1,300 Granite Construction, Inc.                       36
  2,500 Greenfield Industries, Inc.                      77
  3,616 Instituform Technologies, Inc.*                  42
  1,691 Kasler Holding Co.*                              10
  3,500 Lennar Corp.                                     77
  2,100 Lone Star Industries, Inc.*                      52
  2,300 NVR, Inc.*                                       22
  7,800 Presley Cos.*                                    11
  1,300 Redman Industries, Inc.*                         36
  1,600 Stimsonite Corp.*                                14
                                                    -------
                                                        405
 INDUSTRIAL INSTRUMENTS--3.7%
  2,200 ATS Medical, Inc.*                               20
  3,900 Acuson Corp.*                                    46

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 INDUSTRIAL INSTRUMENTS--CONTINUED
  2,900 ADAC Laboratories                         $    37
  2,400 Advanced Technology Laboratories, Inc.*        52
  2,200 ALANTEC Corp.*                                 90
  4,500 Allen Group, Inc.                             119
  3,800 Amsco International, Inc.*                     64
  1,400 Analogic Corp.                                 29
  4,800 Ballard Medical Products                       82
  5,500 Biocontrol Technology, Inc.*                   19
  2,200 CNS, Inc.                                      34
  1,400 Circon Corp.*                                  31
  3,300 Cognex Corp.*                                 200
  1,900 Coherent, Inc.*                                80
  1,300 CONMED Corp.*                                  41
  1,300 Crosscom Corp.*                                16
    584 Cubic Corp.                                    14
  1,900 Daniel Industries, Inc.                        25
  2,400 Datascope Corp.*                               61
  1,200 Dionex Corp.*                                  68
  1,900 EP Technologies, Inc.*                         24
  2,500 Electronics for Imaging, Inc.*                215
  1,500 Empi, Inc.*                                    28
  2,400 Fisher Scientific International, Inc.          78
    900 Fluke (John) Manufacturing Co., Inc.*          31
  1,400 Fresenius USA, Inc.*                           24
  3,500 Genrad, Inc.*                                  31
  3,400 Gilead Sciences, Inc.*                         89
    675 Hach Co.                                       11
  1,900 Heart Technology, Inc.*                        52
  3,100 IMO Industries, Inc.*                          22
  1,500 InControl, Inc.*                               18
  2,500 Input/Output, Inc.*                           115
  3,800 Invacare Corp.                                102
  3,200 Isolyser Company, Inc.*                        52
    600 Lunar Corp.*                                   26
    800 MTS Systems Corp.                              28
  5,600 Mascotech, Inc.                                61
  1,200 Maxxim Medical, Inc.*                          19
  2,300 Measurex Corp.                                 64
  1,800 MediSense, Inc.*                               46
  3,564 Mentor Corp.                                   74
  1,000 Mine Safety Appliances Co.                     44
  4,948 Nellcor Puritan Bennett, Inc.*                285
  1,400 Ostex International, Inc.*                     26
  1,700 Research Industries Corp.*                     47
  2,500 Respironics, Inc.*                             48
  4,800 SCI Systems, Inc.*                            161
  2,300 Staar Surgical Co.*                            27

 Shares Description                                    Value
------------------------------------------------------------
  1,200 Starrett (L.S.) Co.                          $    28
  3,000 Sunrise Medical, Inc.*                            52
  1,000 Tech-Sym Corp.*                                   30
  2,650 TECNOL Medical Products, Inc.*                    46
  1,600 Theratech, Inc.*                                  30
  2,900 Thermedics, Inc.*                                 63
  3,000 Trimble Navigation Ltd.*                          61
  1,700 Utah Medical Products, Inc.*                      25
  3,600 Ventritex, Inc.*                                  78
  1,000 Vital Signs, Inc.                                 20
  1,296 Watkins-Johnson Co.                               59
  2,400 X-Rite, Inc.                                      36
                                                     -------
                                                       3,504
 INSURANCE SERVICES--4.4%
  2,200 Acceptance Insurance Cos., Inc.*                  32
  2,500 Acordia, Inc.                                     70
  3,500 Alfa Corp.                                        39
  1,050 Allied Group, Inc.                                37
  1,524 American Annuity Group, Inc.*                     17
  3,400 American Bankers Insurance Group, Inc.           123
  1,450 American Heritage Life Investment Corp.           29
  1,400 American Travelers Corp.*                         35
    200 Amerco Life, Inc.*                                 4
  1,800 Amvestors Financial Corp.                         21
  2,700 Argonaut Group, Inc.                              90
  1,350 Avemco Corp.                                      23
  2,300 Baldwin & Lyons, Inc.                             36
  1,900 Berkley (W.R.) Corp.                              86
  1,900 Blanch (E.W.) Holdings, Inc.                      41
  1,600 Capital Guaranty Corp.                            35
  2,100 Capital RE Corp.                                  63
    850 Capital Transamerica Corp.                        17
    800 Capitol American Financial Corp.                  16
  1,200 Citizens Corp.                                    22
  1,700 Citizens, Inc.*                                   15
  4,400 Commerce Group, Inc.                              93
  6,900 Coventry Corp.*                                  135
    900 Crop Growers Corp.*                               12
  2,700 Danielson Holding Corp.*                          19
  1,000 Delphi Financial Group, Inc.*                     20
    600 EMC Insurance Group, Inc.                          7
  2,200 Enhance Financial Services Group, Inc.            53
  2,100 Executive Risk, Inc.                              55
  3,900 Financial Security Assurance International       102
  1,700 First American Financial Corp.                    39
  1,600 Foremost Corp. of America                         78
  2,275 Fremont General Corp.                             78
  1,440 Frontier Insurance Group, Inc.                    48
  1,200 Fund American Enterprises Holdings, Inc.*         83

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  3,385 Gainsco, Inc.                          $    35
  2,100 Gallagher (Arthur J.) & Co.                 69
    900 Gryphon Holdings, Inc.*                     16
  2,200 Guaranty National Corp.                     32
  1,200 HCC Insurance Holdings, Inc.*               40
  1,100 Harleysville Group, Inc.                    32
  2,700 Hilb, Rogal & Hamilton Co.                  38
  2,200 Home Beneficial Corp.                       54
  2,600 Home Holdings, Inc.*                         0
  5,000 Horace Mann Educators Corp.                145
  1,700 Independent Insurance Group, Inc.           46
  2,500 Integon Corp.                               43
  3,800 John Alden Financial Corp.                  78
    600 Kansas City Life Insurance Co.              31
  1,600 Lawyers Title Corp.                         27
  2,300 Liberty Corp.                               76
    500 Liberty Financial Cos., Inc.                15
  3,000 Life Partners Group, Inc.                   37
  1,600 Life Reinsurance Corp.                      34
  2,800 Life USA Holding, Inc.*                     24
  1,429 MAIC Holdings, Inc.*                        45
    700 Markel Corp.*                               51
  2,600 NAC RE Corp.                                86
  2,500 National RE Holdings Corp.                  82
    400 National Western Life Insurance Co.*        21
  1,000 Navigators Group, Inc.*                     19
  1,000 Nymagic, Inc.                               17
  2,090 Orion Capital Corp.                         87
    850 Poe & Brown, Inc.                           21
  4,200 Presidential Life Corp.                     42
  2,500 Protective Life Corp.                       73
  1,200 PXRE Corp.                                  29
  1,065 RLI Corp.                                   26
  2,600 Reinsurance Group of America, Inc.          80
  7,300 Reliance Group Holdings, Inc.               65
    700 SCOR U.S. Corp.                             11
    800 Seafield Capital Corp.                      28
  1,500 Security Connecticut Corp.                  38
  2,100 Selective Insurance Group, Inc.             80
  1,900 Sierra Health Services, Inc.*               62
    700 State Auto Financial Corp.                  16
  1,700 Takecare, Inc.                               0
  2,790 Statesman Group, Inc.*                       0
  1,050 Stewart Information Services Corp.          23
  1,300 Transnational Re Corp., Class A             34
  1,100 Trenwick Group, Inc.                        56
  5,700 20th Century Industries                    104

 Shares Description                              Value
------------------------------------------------------
  4,220 United Cos. Financial Corp.            $   139
    900 United Fire & Casualty Co.                  33
  1,300 United Insurance Cos., Inc.*                23
    400 United Wisconsin Services, Inc.              9
  2,000 Vesta Insurance Group, Inc.                 90
  1,800 Washington National Corp.                   45
  5,700 Western National Corp.                      81
  2,000 Zenith National Insurance Corp.             44
                                               -------
                                                 4,205
 JEWELRY AND PRECIOUS METALS--0.2%
    914 Lifetime Hoan Corp.*                         8
  1,700 Oneida Ltd.                                 30
  1,000 Syratech Corp.*                             21
  2,000 Tiffany & Co.                              103
                                               -------
                                                   162
 LEATHER PRODUCTS--0.2%
  3,000 Brown Group, Inc.                           42
  3,400 Justin Industries, Inc.                     37
  1,400 Timberland Co.*                             27
  2,925 Wolverine World Wide, Inc.                  92
                                               -------
                                                   198
 LUMBER AND WOOD PRODUCTS--0.4%
  1,500 Fibreboard Corp.*                           33
  4,100 Oakwood Homes Corp.                        168
  2,200 Ply-Gem Industries, Inc.                    40
  2,400 Pope & Talbot, Inc.                         35
  1,400 Republic Group, Inc.                        18
  2,600 TJ International, Inc.                      46
                                               -------
                                                   340
 MACHINERY--2.6%
  1,100 Acme-Cleveland Corp.                        25
    800 Ag-Chem Equipment Co., Inc.*                23
  1,600 Allied Products Corp.                       33
  1,300 Astec Industries, Inc.*                     14
  1,300 Avondale Industries, Inc.*                  20
  2,300 Borg-Warner Security Corp.*                 27
  1,400 Brenco, Inc.                                15
  3,100 CMI Corp.*                                  16
  1,800 Cascade Corp.                               26
    900 Central Sprinkler Corp.*                    30
    900 DT Industries, Inc.                         12
  3,500 Donaldson Co., Inc.                         87
  1,400 Dovatron International, Inc.*               46
  2,900 Duriron Co., Inc.                           83
  3,200 FSI International, Inc.*                    65
  3,400 Figgie International Holdings, Inc.*        40
  2,600 Flow International Corp.*                   22

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                               Value
-------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 MACHINERY--CONTINUED
  2,800 Fruehauf Trailer Corp.*                 $     5
  1,050 Gasonics International Corp.*                19
  5,200 Giddings & Lewis, Inc.                       82
    700 Gleason Corp.                                23
  4,000 Global Industrial Technologies, Inc.*        71
  1,175 Gorman-Rupp Co.                              18
  3,200 Goulds Pumps, Inc.                           76
  1,465 Graco, Inc.                                  53
  1,300 Helix Technology Corp.                       44
  2,200 ICC Technologies, Inc.*                      27
  3,350 IDEX Corp.                                  138
  2,500 Indentix, Inc.                               25
  2,000 Integrated Process Equipment Corp.*          62
  2,100 Ionics, Inc.*                                91
  2,400 JLG Industries, Inc.*                        68
  2,037 Jason, Inc.*                                 15
  2,500 Kaydon Corp.                                 74
  3,100 Kulicke & Soffa Industries, Inc.*            88
    800 Lindsay Manufacturing Co.*                   28
  1,200 Lufkin Industries, Inc.                      24
  1,400 Manitowoc Co., Inc.                          41
  5,700 Marine Drilling Co., Inc.*                   23
  3,550 Mohawk Industries, Inc.*                     63
  2,000 Molten Metal Technology, Inc.*               74
  1,200 Morningstar Group, Inc.*                     10
  1,700 Osmonics, Inc.*                              31
  3,600 Outboard Marine Corp.                        74
    799 Pilgrims Pride Corp.                          5
    986 Raymond Corp.*                               20
  3,000 Regal-Beloit Corp.                           66
  2,300 Rexel, Inc.*                                 31
    674 Robbins & Myers, Inc.                        22
  2,200 Roper Industries, Inc.                       78
  2,000 SPX Corp.                                    32
  5,500 Smith International, Inc.*                   93
    500 Special Devices, Inc.*                        8
  3,000 Specialty Equipment Cos., Inc.*              31
  1,350 Thermo Fibertek, Inc.*                       27
  1,000 Thermo Power Corp.*                          14
    665 Thermo Process Systems, Inc.*                 9
  2,300 Toro Co.                                     73
    800 Tractor Supply Co.*                          16
  3,000 Varco International, Inc.*                   27
                                                -------
                                                  2,483
 MANUFACTURING--GENERAL--0.7%
  2,100 American Safety Razor Co.*                   18
  1,500 Blyth Industries, Inc.*                      84

 Shares Description                               Value
-------------------------------------------------------
    960 Brady (W.H.) Co.                        $    74
    400 Culbro Corp.*                                20
    700 Duracraft Corp.*                             16
  4,300 First Alert, Inc.*                           46
  2,000 Hunt Manufacturing Co.                       30
  1,700 Insilico Corp.*                              56
  1,500 Matthews International Corp., Class A        29
  1,053 Oil-Dri Corp. of America                     16
  2,000 Paragon Trade Brands, Inc.*                  42
    800 Pillowtex Corp.                              10
  2,200 Samsonite Corp.*                             22
    800 Seattle Filmworks, Inc.*                     15
    700 Simpson Manufacturing Co.*                   11
    450 Simula, Inc.*                                 9
  1,000 Thermolase Corp.*                            25
  3,000 Toy Biz, Inc.*                               67
  1,700 Tracor, Inc.*                                26
    700 Tremont Corp.*                               12
    700 Trigen Energy Corp.                          13
  1,900 U.S. Can Corp.*                              24
  1,100 Ultralife Batteries, Inc.*                   24
    900 Wireless Telecom Group, Inc.                 16
                                                -------
                                                    705
 MERCHANDISE--GENERAL--0.3%
  2,600 Amerisource Corp.*                           75
  3,100 Church & Dwight Co., Inc.                    57
  2,200 Cross (A.T.) Co.                             35
  2,300 Libbey, Inc.                                 52
  4,300 Playtex Products, Inc.*                      31
                                                -------
                                                    250
 METAL MINING--0.4%
  2,100 Cleveland Cliffs, Inc.                       82
  2,800 Coeur D'Alene Mines Corp.                    51
  1,000 FMC Gold Co.                                  4
  3,717 Firstmiss Gold, Inc.*                        73
  7,300 Hecla Mining Co.*                            53
  2,000 HS Resources, Inc.*                          27
  2,600 Stillwater Mining Co.                        45
 34,000 Sunshine Mining Co.*                         55
                                                -------
                                                    390
 METAL PRODUCTS--1.2%
  1,400 Alltrista Corp.*                             26
  8,700 Amax Gold, Inc.*                             55
    600 American Buildings Co.*                      14
  2,700 Aptargroup, Inc.                             97
    600 Barnes Group, Inc.                           23
  1,050 Butler Manufacturing Co.                     36

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                         Value
-----------------------------------------------------------------
  2,300 CasTech Aluminum Group, Inc.*                     $    35
  1,800 Chase Brass Industries, Inc.*                          22
    900 Citation Corp.*                                        15
  2,600 Clarcor, Inc.                                          57
  1,000 Easco, Inc.                                             7
  1,000 Greenbriar Cos., Inc.                                  11
    498 International Aluminum Corp.                           14
  2,700 Irvine Sensors Corp.*                                  16
  7,900 Magma Copper Co.*                                     168
  2,700 Material Sciences Corp.*                               36
    500 Miller Industries, Inc.*                               11
  1,200 NN Ball & Roller, Inc.                                 27
  2,300 Nortek, Inc.*                                          22
    100 Penn Engineering & Manufacturing Corp.                  8
  2,400 Quanex Corp.                                           47
    864 SPS Technologies, Inc.*                                39
    914 Varlen Corp.                                           24
  3,600 Watts Industries, Inc., Class A                        74
  1,500 Whittaker Corp.*                                       27
  2,400 Wolverine Tube, Inc.*                                  81
  5,000 Wyman-Gordon Co.*                                      75
  2,900 Zero Corp.                                             46
                                                          -------
                                                            1,113
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.1%
  2,300 Dravo Corp.*                                           28
  2,600 Zeigler Coal Holding Co.                               29
                                                          -------
                                                               57
 MISCELLANEOUS INVESTING INSTITUTIONS--1.5%
  1,800 Apartment Investment & Management Co., Class A*        34
  1,900 BRE Properties, Inc.                                   63
  3,000 Burnham Pacific Properties, Inc.                       31
  5,900 CWM Mortgage Holdings, Inc.                            89
  4,050 Capstead Mortgage Corp.                                92
  2,700 Champion Enterprises, Inc.*                            81
  1,619 Chemical Financial Corp.                               66
  3,200 Crescent Real Estate Equities, Inc.*                  108
  3,500 Deposit Guaranty Corp.                                163
    878 Goodwill Participation Securities                       4
  4,600 IRT Property Co.                                       43
  3,200 Koger Equity, Inc.*                                    30
  3,200 LTC Properties, Inc.                                   48
    935 MAF Bancorp, Inc.                                      24
  2,000 MGI Properties, Inc.                                   31
  4,200 MVR, Inc.*                                              1

 Shares Description                                      Value
--------------------------------------------------------------
  4,300 Merry Land & Investment Co., Inc.              $    95
  3,300 Nationwide Health Properties, Inc.                 131
  1,000 PEC Israel Economic Corp.*                          21
  1,175 Peoples First Corp.                                 26
  5,100 RPS Realty Trust                                    22
  3,600 Resource Mortgage Capital, Inc.                     72
  6,800 Rockefeller Center Properties, Inc.                 52
    700 Seacor Holdings, Inc.*                              16
  1,600 Smith, (Charles E.) Residential Realty, Inc.        37
  2,000 Trans Financial Bancorp, Inc.                       34
  1,600 Vallicorp Holdings, Inc.                            22
                                                       -------
                                                         1,436
 NATURAL GAS TRANSMISSION--1.9%
  2,750 Atmos Energy Corp.                                  57
  2,400 Bay State Gas Co.                                   65
  1,550 Cascade Natural Gas Corp.                           25
  1,500 Colonial Gas Co.                                    32
  1,600 Connecticut Energy Corp.                            32
  1,800 Connecticut Natural Gas Corp.                       42
  3,100 Eastern Enterprises                                101
  1,800 Energen Corp.                                       42
  3,500 Indiana Energy, Inc.                                83
  2,951 KN Energy, Inc.                                     86
  4,400 Kelly Oil and Gas Corp.*                             5
  3,100 Laclede Gas Co.                                     65
  1,400 NUI Corp.                                           23
  3,200 New Jersey Resources Corp.                          89
  1,100 North Carolina Natural Gas Corp.                    25
  2,600 Northwest Natural Gas Co.                           87
  4,100 Oneok, Inc.                                         96
  4,276 Piedmont Natural Gas Co.                           100
  3,300 Primark Corp.*                                      91
  3,350 Public Service Co. of North Carolina, Inc.          55
  1,920 South Jersey Industries, Inc.                       41
  2,080 Southeastern Michigan Gas Enterprises, Inc.         37
  1,090 Southern Union Co.*                                 26
  4,200 Southwest Gas Corp.                                 76
  4,500 Southwestern Energy Co.                             59
  1,705 Tejas Gas Corp.*                                    84
  6,000 UGI Corp.                                          125
  1,900 United Cities Gas Co.                               32
  4,300 Washington Energy Co.                               79
  3,000 Wicor, Inc.                                         92
                                                       -------
                                                         1,852

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 OIL AND GAS--2.6%
  1,000 Aquila Gas Pipeline Corp.              $    12
  4,740 Barrett Resources Corp.*                   117
  1,100 Belden & Blake Corp.*                       18
  4,400 Benton Oil & Gas Co.*                       65
  2,800 Berry Petroleum Co.                         30
  6,043 BJ Services Co.*                           149
  3,300 Box Energy Corp.*                           29
  2,300 Brown (Tom), Inc.*                          29
  4,100 Cabot Oil & Gas Corp.                       58
    800 Cairn Energy USA, Inc.*                     10
  3,400 Calmat Co.                                  59
  2,000 Capsure Holdings Corp.*                     28
  4,100 Coda Energy, Inc.*                          31
  2,400 Cross Timbers Oil Co.                       41
  2,700 Destec Energy, Inc.*                        38
  3,900 Devon Energy Corp.                          94
  1,600 Energy Ventures, Inc.*                      34
  1,000 Flores & Rucks, Inc.*                       13
  5,300 Global Natural Resources, Inc.*             52
  4,300 Helmerich & Payne, Inc.                    117
    499 Hondo Oil & Gas Co.*                         8
  1,700 KCS Energy, Inc.                            23
  4,350 MDU Resources Group, Inc.                   88
 11,500 Mesa, Inc.*                                 37
 14,400 Nabors Industries, Inc.*                   142
 11,050 Noble Drilling Corp.*                       80
  1,400 Nuevo Energy Co.*                           31
  4,300 Oceaneering International, Inc.*            42
  6,500 Parker & Parsley Petroleum Co.             122
  9,900 Parker Drilling Co.*                        51
  2,400 Phoenix Resource Cos., Inc.                 41
  2,700 Plains Resources, Inc.*                     20
  2,400 Pool Energy Services Co.*                   22
  4,200 Pride Petroleum Services, Inc.*             41
  1,400 Production Operators Corp.                  43
 11,000 Reading & Bates Corp.*                     144
 15,600 Rowan Cos., Inc.*                          117
  6,100 Seagull Energy Corp.*                      111
  4,600 Snyder Oil Corp.                            53
  1,700 Tide West Oil, Inc.*                        23
  3,400 Tuboscope Vetco International Corp.*        20
  1,700 USX-Delhi Group                             17
  2,000 Vintage Petroleum, Inc.                     41
  4,800 Wainoco Oil Corp.*                          14
  2,900 Western Gas Resources, Inc.                 47
  1,599 Wiser Oil Co.                               20
                                               -------
                                                 2,422

 Shares Description                              Value
------------------------------------------------------
 ORDNANCE AND ACCESSORIES--0.2%
  2,500 Alliant Techsystems, Inc.*             $   128
  1,700 Sturm Ruger & Co., Inc.                     50
                                               -------
                                                   178
 OTHER SERVICES--0.3%
  1,050 Guest Supply, Inc.*                         23
    800 Horsehead Resource Development, Inc.         4
  1,200 McGrath Rentcorp                            22
  4,700 Omega Environmental, Inc.*                  19
    700 Prins Recycling Corp.                        6
  1,100 Quick Response Services, Inc.*              28
    700 Summit Care Corp.*                          16
    650 Thermo Remediation, Inc.                     9
  2,900 United Waste Systems, Inc.*                116
    600 Vallen Corp.*                               13
    400 Wackenhut Corrections Corp.*                11
                                               -------
                                                   267
 PAPER PRODUCTS--0.6%
  4,100 Chesapeake Corp.                           121
  8,200 Gaylord Container Corp.*                    76
  2,500 Greif Bros. Corp.                           65
  1,240 Mosinee Paper Corp.                         30
  1,100 Nashua Corp.*                               17
  3,237 Paxar Corp.*                                42
  4,600 Rock-Tenn Co.                               74
  1,200 Sealright Co.                               13
  2,700 Shorewood Packaging Corp.*                  38
  2,000 Universal Forest Products, Inc.             18
  4,100 Wausau Paper Mills Co.                     113
                                               -------
                                                   607
 PERSONAL SERVICES--0.5%
  1,500 Angelica Corp.                              34
  2,500 CPI Corp.                                   52
  1,500 Catalina Marketing Corp.*                   87
  1,600 Craig (Jenny), Inc.*                        15
    800 Equity Corporation International            16
  3,650 G & K Services, Inc.                        85
  1,773 Marcus Corp.                                41
  2,700 Rio Hotel & Casino, Inc.*                   34
  1,133 Sholodge, Inc.*                             11
  3,600 Unifirst Corp.                              57
                                               -------
                                                   432
 PETROLEUM PRODUCTS--0.7%
  3,700 Camco International, Inc.                   87
  1,200 Crown Central Petroleum Corp.*              17
  1,100 Dual Drilling Co.*                          11
  1,600 Elcor Corp.                                 33

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                               Value
-------------------------------------------------------
    578 Holly Corp.                             $    13
  1,400 Louis Dreyfus Natural Gas Corp.*             19
  2,500 Newfield Exploration, Inc.*                  74
  1,890 Newpark Resources, Inc.*                     34
  1,600 Quaker Chemical Corp.                        26
  5,600 Quaker State Corp.                           76
  2,300 Royal Gold, Inc.*                            18
  1,000 RPC, Inc.*                                    8
  1,600 Seitel, Inc.*                                40
  1,600 Stone Energy Corp.*                          22
  1,400 Tatham Offshore, Inc.*                        1
  4,400 Tesoro Petroleum Corp.*                      37
  1,900 Texas Meridian Resources, Corp.*             24
  4,710 United Meridian Corp.*                       78
                                                -------
                                                    618
 PRINTING AND PUBLISHING--2.0%
  1,800 American Business Information, Inc.*         33
  2,150 American Business Products, Inc.             50
  7,400 American Media, Inc., Class A                32
  3,600 Banta Corp.                                 157
  2,600 Bowne & Co., Inc.                            52
  3,700 CCH, Inc.                                   202
  1,500 CSS Industries, Inc.*                        31
  1,000 Cadmus Communications Corp.                  28
  1,100 Devon Group, Inc.*                           42
    750 Edmark Corp.*                                31
  3,000 Ennis Business Forms, Inc.                   38
  2,600 Express Scripts, Inc.*                      107
  1,200 Franklin Electronic Publishers, Inc.*        49
  2,900 Gibson Greetings, Inc.*                      44
  1,100 Graphic Industries, Inc.                     11
  5,400 Harland (John H.) Co.                       111
  1,400 Harte-Hanks Communications, Inc.             47
  3,200 Houghton Mifflin Co.                        129
  2,700 McClatchy Newspapers, Inc., Class A          56
  5,700 Meredith Corp.                              224
  1,054 Merrill Corp.                                18
  2,750 Nelson (Thomas), Inc.                        45
  2,600 New England Business Service, Inc.           59
  2,800 Playboy Enterprises, Inc.*                   23
    794 Plenum Publishing Corp.                      29
    825 Pulitzer Publishing Co.                      38
  2,300 Standard Register Co.                        48
  7,300 Topps, Inc.*                                 37
  3,900 Valassis Communications, Inc.*               60

 Shares Description                             Value
-----------------------------------------------------
    200 Waverly, Inc.*                        $     8
  3,000 Western Publishing Group, Inc.*            27
  2,400 Wiley (John) & Sons, Inc.                  78
                                              -------
                                                1,944
 PROFESSIONAL SERVICES--6.8%
  1,160 ABM Industries, Inc.                       33
    900 ADR Information Services, Inc.             31
    800 AccuStaff, Inc.*                           24
  3,000 Acxiom Corp.*                              86
  3,425 Advo, Inc.                                 91
  1,400 Affiliated Computer Services, Inc.*        45
  6,800 Allwaste, Inc.*                            29
    700 Alternative Resources Corp.*               21
    400 American List Corp.                        11
  4,600 American Management Systems, Inc.*        137
  3,300 AmeriData Technologies, Inc.*              35
  1,287 Analysts International Corp.               39
  2,600 Artisoft, Inc.*                            24
  1,000 Aspen Technologies, Inc.*                  30
  3,800 BBN Corp.*                                143
  2,800 BE Aerospace, Inc.*                        26
  4,300 BWIP Holding, Inc.                         66
  3,000 Banyan Systems, Inc.*                      37
  2,700 Bisys Group, Inc.*                         76
  1,371 Boole & Babbage, Inc.*                     51
  1,500 Broadway & Seymour, Inc.*                  28
  2,000 CDI Corp.*                                 37
    900 Career Horizons, Inc.*                     26
  6,800 Cheyenne Software, Inc.*                  158
    900 ClinTrials Research, Inc.*                 16
    600 Computer Language Research, Inc.            7
  1,400 Computer Horizons Corp.*                   49
  1,600 Computer Task Group, Inc.                  31
  7,300 Computervision Corp.*                      91
  3,400 Continuum Co., Inc.*                      136
  2,000 Control Data Systems, Inc.*                34
  6,000 Corrections Corp. of America*             186
    700 CyCare Systems, Inc.*                      20
  1,100 Dial Page, Inc.*                           17
  1,284 Electro Rent Corp.*                        26
  1,000 EmCare Holdings, Inc.                      23
  1,400 Fair Isaac & Co.                           39
  3,400 Franklin Quest Co.*                        64
  1,500 GMIS, Inc.*                                20
  2,200 General Magic, Inc.*                       23
  3,200 Gerber Scientific, Inc.                    54
    700 Global Industries Ltd.*                    19
    200 Grey Advertising, Inc.                     38

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 PROFESSIONAL SERVICES--CONTINUED
  1,200 Gupta Corp.*                                   $     8
    300 HCIA, Inc.*                                         14
  1,300 Henry (Jack) & Associates, Inc.                     31
  2,100 Hogan Systems, Inc.*                                19
    400 ITT Educational Services, Inc.*                      8
  1,200 Infocus Systems*                                    41
  1,200 Inso Corp.*                                         49
  1,000 Integrated Silicon Systems, Inc.*                   31
  2,100 Interim Services, Inc.*                             67
  1,300 International Imaging Materials, Inc.*              33
    875 International Shipholding Corp.                     17
  2,700 Intersolv, Inc.*                                    29
  2,875 Keane, Inc.*                                        79
  4,200 Kenetech Corp.*                                     13
  3,600 Kinder Care Learning Centers, Inc.*                 44
  2,200 Knowledge/Sterling, Inc.*                            0
  2,500 Landmark Graphics Corp.*                            50
  2,300 Landstar Systems, Inc.*                             59
  1,100 Learning (The) Co.*                                 67
  3,000 MDC Corp.                                           20
  2,400 MacNeal-Schwendler Corp.                            38
  1,200 Manugistics Group, Inc.*                            21
  1,700 Marcam Corp.*                                       29
  3,100 McAfee Associates, Inc.*                           148
  1,300 Medic Computer Systems, Inc.*                       83
  2,100 Metricom, Inc.*                                     33
  1,500 Minnesota Educational Computing Corp.*              50
    807 Monro Muffler Brake, Inc.*                          12
  3,700 National Data Corp.                                 90
  2,500 National Health Investors, Inc.                     77
    600 National Instruments Corp.*                         11
  1,100 NETCOM On-Line Communication Services, Inc.*        80
  2,000 Network Computing Devices, Inc.*                    17
  3,200 Network Equipment Technologies, Inc.*              106
  1,800 Network Peripherals, Inc.*                          24
  1,000 Norrell Corp.                                       28
    800 Oak Technology, Inc.*                               38
    500 Open Environment Corp.*                              5
    600 Orthodontic Centers of America, Inc.*               19
    800 PHAMIS, Inc.*                                       21
  2,400 Physician Computer Network, Inc.*                   16
  1,000 Pinkertons, Inc.*                                   20
  2,300 Platinum Software Corp.*                            16
  4,850 Players International, Inc.*                        64
  3,200 Pre-Paid Legal Services, Inc.*                      27
  2,000 Progress Software Corp.*                            64

 Shares Description                               Value
-------------------------------------------------------
  2,300 Protein Design Labs, Inc.*              $    43
  3,400 Quarterdeck Corp.*                          109
  2,000 Quintiles Transnational Corp.*               81
  1,800 Rational Software Corp.*                     32
    500 Remedy Corp.*                                31
  4,700 Robert Half International, Inc.*            189
  7,000 Rollins Truck Leasing Corp.                  70
    400 Roto-Rooter, Inc.                            13
  1,400 Security Dynamics Technologies, Inc.*        69
  1,400 Shiva Corp.*                                104
  3,300 Sierra On-Line, Inc.*                       112
    800 Softdesk, Inc.*                              18
  3,100 Softkey International, Inc.*                105
  1,100 Software Artistry, Inc.*                     20
  6,500 Sotheby's Holdings, Inc., Class A            90
  3,000 Spectrum Holobyte, Inc.                      26
  3,500 Stac, Inc.*                                  42
  3,900 Steris Corp.*                               158
  4,300 Structural Dynamics Research Corp.*          88
  1,800 Syquest Technology, Inc.*                    19
  4,000 System Software Associates, Inc.            144
  2,300 Systems & Computer Technology Corp.*         43
  1,400 Systemsoft Corp.*                            19
  1,200 TCSI Corp.*                                  21
    400 TGV Software, Inc.*                           3
  2,800 Telxon Corp.                                 65
  1,650 Thermotrex Corp.*                            72
  2,500 Tivoli Systems, Inc.*                        74
    500 U.S. Delivery Systems, Inc.*                 12
  4,000 Verifone, Inc.*                             117
  1,000 Veritas Software Corp.*                      36
  2,800 Viewlogic Systems, Inc.*                     30
  1,500 VISX Corp.*                                  52
    800 Volt Information Sciences, Inc.*             22
  1,297 Wackenhut Corp.                              22
  9,194 Weatherford Enterra, Inc.*                  233
    900 Wind River Systems*                          26
  6,000 Work Recovery, Inc.*                          5
  2,100 Xircom, Inc.*                                26
                                                -------
                                                  6,434
 REAL ESTATE--4.8%
  3,300 American Health Properties, Inc.             66
    700 AMLI Residential Properties                  13
  1,900 Associated Estates Realty Corp.              37
  4,300 Avalon Properties, Inc.                      84
  1,200 Avatar Holdings, Inc.*                       44
  2,100 Bay Apartment Communities, Inc.              46
  2,700 Beacon Properties Corp.                      55

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value
-----------------------------------------------------
  4,500 Berkshire Realty, Inc.                $    42
  1,500 Bradley Real Estate Trust                  21
  3,600 CBL & Associates Properties, Inc.          74
  2,200 CRI Liquidating REIT, Inc.                  8
  2,400 Cali Realty Corp.                          47
  2,600 Camden Property Trust                      54
  2,300 Carr Realty Corp.                          49
  1,600 Centerpoint Properties Corp.               36
  1,000 Chateau Properties, Inc.                   22
  1,600 Chelsea GCA Realty, Inc.                   45
    500 Christiana Cos., Inc.*                     12
  2,200 Colonial Property Trust*                   54
  2,000 Columbus Realty Trust                      38
  2,000 Commercial Net Lease Realty, Inc.          26
  3,900 Cousins Properties, Inc.                   72
  3,800 Crown American Realty Trust                25
  9,600 DeBartolo Realty Corp.                    124
  2,900 Developers Diversified Realty Corp.        82
  3,400 Doubletree Corp.*                          72
  3,600 Duke Realty Investments, Inc.             100
  1,800 Equity Inns, Inc.                          21
  1,100 Essex Property Trust, Inc.                 20
  2,900 Evans Withycombe Residential, Inc.         55
  1,900 Excel Realty Trust, Inc.                   37
  2,100 Factory Stores America, Inc.               36
  5,500 Federal Realty Investment Trust           121
  1,400 FelCor Suite Hotel, Inc.                   41
  3,000 First Industrial Realty Trust, Inc.        62
  3,200 First Union Real Estate Investments        22
    700 Forest City Enterprises, Inc.              24
  1,900 Gables Residential Trust                   42
  3,700 General Growth Properties, Inc.            69
  3,700 Glimcher Realty Trust                      65
  3,208 HGI Realty, Inc.                           71
  2,100 Haagen Alexander Properties, Inc.          24
  2,100 Health Care REIT, Inc.                     38
  2,300 Healthcare Realty Trust                    48
  2,500 Highwoods Properties, Inc.                 66
  2,100 Irvine Apartment Communities, Inc.         38
  1,400 JDN Realty Corp.                           29
  1,900 JP Realty, Inc.                            38
  1,800 Kranzco Realty Trust                       26
  3,800 Liberty Property Trust                     74
  1,300 Macerich Co.                               26
  4,300 Manufactured Home Communities, Inc.        75
  1,300 Mark Centers Trust                         13
  1,000 Maxxam, Inc.*                              38

 Shares Description                                    Value
------------------------------------------------------------
  3,000 Mid-America Apartment Communities, Inc.      $    68
  2,500 Mills Corp.                                       46
  1,900 National Golf Properties, Inc.                    42
  2,900 Oasis Residential, Inc.                           61
    800 PRI Automation, Inc.*                             33
  2,600 Paragon Group, Inc.                               44
  1,300 Pennsylvania REIT                                 25
  2,600 Post Properties, Inc.                             79
  4,800 Price Enterprises, Inc.*                          74
  1,400 Price REIT, Inc.                                  40
  1,600 Prime Residential, Inc.                           27
  5,000 Public Storage, Inc.                              90
  4,300 RFS Hotel Investors, Inc.                         65
  2,200 ROC Communities, Inc.                             49
  1,600 Real Estate Investment Trust of California        28
  3,500 Realty Income Corp.                               68
  1,200 Regency Realty Corp.*                             20
  2,100 Saul Centers, Inc.                                29
  2,400 Shurguard Storage Centers, Inc.                   62
  3,325 South West Property Trust, Inc.                   42
  5,000 Spieker Properties, Inc.                         123
  1,000 Storage Trust Realty                              20
  2,900 Storage USA, Inc.                                 88
  4,300 Summit Property, Inc.                             82
  1,700 Sun Communities, Inc.                             43
  1,000 Tanger Factory Outlet Centers, Inc.               23
  5,500 Taubman Centers, Inc.                             52
  2,100 Thornburg Mortgage Asset Corp.                    31
  2,700 Town & Country Trust                              33
  1,900 Trinet Corporate Realty Trust                     51
  1,900 Tucker Properties Corp.                           17
  9,000 United Dominion Realty Trust                     127
  2,400 Urban Shopping Centers, Inc.                      49
  1,800 Walden Residential Properties, Inc.               32
  5,000 Washington Real Estate Investment Trust           79
  1,400 Weeks Corp.                                       32
  2,900 Wellsford Residential Property Trust              61
  3,000 Western Investment Real Estate Trust              32
                                                     -------
                                                       4,534
 RECREATIONAL SERVICES--1.6%
    500 AMC Entertainment, Inc.*                          11
  2,400 American Classic Voyages Co.                      26
    400 American Filtrona Corp.                           15
    500 Ameristar Casinos, Inc.*                           3
    900 Anchor Gaming*                                    18
  1,817 Anthony Industries, Inc.                          41
  2,100 Argosy Gaming Corp.*                              18
  2,900 Authentic Fitness Corp.                           61
  6,800 Aztar Corp.*                                      60

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RECREATIONAL SERVICES--CONTINUED
  7,100 Bally Entertainment Corp.*                $    86
    300 Bally's Grand, Inc.*                            4
  1,700 Carmike Cinemas, Inc.*                         42
  1,850 Casino America, Inc.*                          11
  3,200 Casino Magic Corp.*                            14
    400 Churchill Downs, Inc.                          14
  1,900 Cobra Golf, Inc.*                              52
  8,700 Discovery Zone, Inc.*                          29
  1,000 GC Cos., Inc.*                                 34
  3,800 Grand Casinos, Inc.*                          140
    900 Harvey's Casino Resorts                        14
  2,000 Hollywood Casino Corp., Class A*               11
  2,700 Hollywood Park, Inc.*                          28
  5,100 Ideon Group, Inc.                              41
    767 Johnson Worldwide Associates, Inc. *           18
  3,100 Lydall, Inc.*                                  81
    700 Movie Gallery, Inc.*                           24
  1,200 Primadonna Resorts, Inc.*                      21
  5,400 Prime Hospitality Corp.*                       52
  1,250 Regal Cinemas, Inc.*                           54
  5,400 Savoy Pictures Entertainment, Inc.*            32
  2,300 Scientific Games Holdings Corp.*               77
  2,700 Showboat, Inc.                                 73
  1,350 Shuffle Master, Inc.*                          18
  1,700 Skyline Corp.                                  32
    800 Sodak Gaming, Inc.*                            16
    800 Speedway Motorsports, Inc.*                    23
  3,500 Sports & Recreation, Inc.*                     25
  2,800 Station Casinos, Inc.*                         42
  6,200 Tyco Toys, Inc.*                               34
  3,200 WMS Industries, Inc.*                          59
    900 White River Corp.*                             31
                                                  -------
                                                    1,485
 RESEARCH AND CONSULTING SERVICES--1.1%
  5,500 Advance Tissue Science, Inc.*                  49
  1,200 Agouron Pharmaceuticals, Inc.*                 36
  3,300 Air & Water Technologies Corp.*                18
  2,500 Alliance Entertainment Corp.*                  24
  5,000 Applied Bioscience International, Inc.*        32
  7,500 Aura Systems, Inc.*                            42
  7,600 Bio-Technology General Corp.*                  28
  4,500 Columbia Laboratories, Inc.*                   32
  5,100 Cytogen Corp.*                                 27
  2,900 Dames & Moore, Inc.                            38
  1,500 GRC International, Inc.*                       45
  3,100 Jacobs Engineering Group, Inc.*                75
  4,800 Liposome Technology, Inc.*                     80

 Shares Description                               Value
-------------------------------------------------------
  1,300 Mercer International, Inc.*             $    28
  2,300 Mycogen Corp.*                               30
  1,000 NFO Research, Inc.*                          25
  1,100 NeoPath, Inc.*                               21
  1,100 Northfield Laboratories, Inc.*               18
  3,900 OHM Corp.*                                   32
  1,980 Organogenesis, Inc.*                         37
  6,300 Scios-Nova, Inc.*                            24
  1,900 Spacelabs Medical, Inc.*                     50
  1,700 Stone & Webster, Inc.                        63
  2,900 Summit Technology, Inc.*                    138
  6,200 U.S. Bioscience, Inc.*                       23
                                                -------
                                                  1,015
 RETAIL--5.4%
  1,300 Aaron Rents, Inc.                            23
    570 Alexander's, Inc.*                           35
    500 American Eagle Outfitters, Inc.*              5
  5,100 Americredit Corp.*                           66
  4,100 AnnTaylor Stores, Inc.*                      52
  4,312 Apple South, Inc.                            91
  2,600 Arbor Drugs, Inc.                            51
  1,500 Baby Superstores, Inc.*                      84
  2,000 Baker (J.), Inc.                             13
  5,600 Best Products Corp., Inc.*                   35
  2,400 Big B, Inc.                                  24
  1,400 Blair Corp.                                  44
  6,400 Bombay Company, Inc.*                        43
    900 Bon-Ton Stores, Inc.*                         5
  1,800 Books-a-Million, Inc.*                       26
  5,600 Borders Group, Inc.*                         99
    300 Buckle, Inc.*                                 5
  4,800 Buffets, Inc.*                               64
  2,800 Burlington Coat Factory Warehouse*           32
    400 CDW Computer Centers, Inc.*                  21
  3,200 CKE Restaurants, Inc.                        56
  8,400 CML Group, Inc.                              51
  3,000 Caldor Corp.*                                12
  2,900 Carson Pirie Scott & Co.*                    58
  5,100 Cash America International, Inc.             28
  4,200 Cato Corp.                                   30
    600 Central Tractor Farm & Country, Inc.*         6
 16,600 Charming Shoppes, Inc.*                      38
  7,800 Checkers Drive-In Restaurants, Inc.*         11
  1,400 Chic by H.I.S., Inc.*                         8
  3,700 Circle K Corp.*                              88
  2,200 Claire's Stores, Inc.                        43
  4,500 CompUSA, Inc.*                              167
  1,300 Consolidated Products, Inc.*                 21
    268 Dart Group Corp.                             25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
    983 Delchamps, Inc.                            $    17
  2,750 Designs, Inc.*                                  22
    800 Dollar Tree Stores, Inc.*                       22
  2,800 Dress Barn, Inc.*                               26
  3,400 Duty Free International, Inc.                   46
  2,900 Edison Brothers Stores, Inc.*                    5
  1,300 Fabri-Centers of America, Inc., Class A*        19
  1,300 Fabri-Centers of America, Inc., Class B*        15
  6,800 Family Dollar Stores, Inc.                     105
  2,600 Fay's, Inc.                                     18
  8,500 Fedders Corp.                                   45
  7,800 Fingerhut Cos., Inc.                            98
  1,000 First Team Sports, Inc.*                        16
  5,468 Flagstar Cos., Inc.*                            23
  7,000 Foodmaker, Inc.*                                37
  2,100 Friedmans, Inc., Class A*                       49
  3,599 General Host Corp.*                             17
  1,307 Genovese Drug Stores, Inc., Class A             16
  2,400 Good Guys, Inc.*                                25
  1,150 Goody's Family Clothing, Inc.*                  13
  4,200 Gymboree Corp.*                                 99
  1,200 Haggar Corp.                                    22
  3,800 Hancock Fabrics, Inc.                           37
  7,900 Hanover Direct, Inc.*                           13
  1,746 Haverty Furniture Cos., Inc.                    25
  5,600 Hechinger Co.                                   25
  1,677 Hills Stores Co.*                               20
  3,200 Hollywood Entertainment Corp.*                  52
  8,200 Home Shopping Network, Inc.*                    77
  1,600 IHOP Corp.*                                     41
  1,200 Ingles Markets, Inc.                            13
  8,900 Interco, Inc.*                                  75
  1,600 Just For Feet, Inc.*                            55
  3,000 Lands' End, Inc.                                44
  1,900 Lechters, Inc.*                                 13
  5,300 Levitz Furniture, Inc.*                         17
    900 Lillian Vernon Corp.                            13
  2,400 Long Drug Stores, Corp.                         95
  4,600 Mac Frugal's Bargains Close-Outs, Inc.*         60
  1,575 Men's (The) Warehouse, Inc.*                    45
  4,700 Meyer (Fred), Inc.*                            109
  3,100 Michael's Stores, Inc.*                         51
  6,200 Musicland Stores Corp.*                         40
  2,000 National Media Corp.*                           36
  1,682 Natures Sunshine Products, Inc.                 38
  2,900 Neiman Marcus Group, Inc.                       61
  2,900 NPC International, Inc.*                        23
    600 O'Reilly Automotive, Inc.*                      18

 Shares Description                                    Value
------------------------------------------------------------
  7,100 Payless Cashways, Inc.*                      $    30
  1,900 Penn Traffic Co.*                                 25
  1,100 Petco Animal Supplies, Inc.*                      30
  3,700 Petrie Stores Corp.*                              11
  4,500 Petroleum Heat & Power, Inc.                      36
  7,035 Pier I Imports, Inc.                              77
  1,400 Proffitt's, Inc.*                                 38
    600 Quality Food Centers, Inc.*                       12
  1,200 Regis Corp.*                                      28
  1,400 Renters Choice, Inc.*                             23
  4,300 Ross Stores, Inc.                                 82
  9,500 Ryan's Family Steak Houses, Inc.*                 70
  2,050 Sbarro, Inc.                                      46
 18,400 Service Merchandise Co., Inc.*                   113
  3,000 Shopko Stores, Inc.                               34
  1,900 Showbiz Pizza Time, Inc.*                         24
  3,900 Sizzler International, Inc.*                      15
  3,500 Smith's Food & Drug Centers, Inc., Class B        84
  2,100 Sonic Corp.*                                      46
  1,600 Sportmart, Inc.*                                  12
  2,600 Sports Authority, Inc.*                           55
  2,900 Stanhome, Inc.                                    86
  1,550 Stein Mart, Inc.*                                 19
  1,420 Strawbridge & Clothier, Class A                   31
  7,600 Stride Rite Corp.                                 67
  2,500 Sun Television & Appliance, Inc.                  14
 11,200 Sunglass Hut International, Inc.*                235
  3,900 Systemed, Inc.*                                   23
  2,900 TCBY Enterprises, Inc.                            12
    900 Today's Man, Inc.*                                 4
    400 Trak Auto Corp.*                                   6
  1,050 Uno Restaurant Corp.*                              7
    700 Urban Outfitters, Inc.*                           16
  1,300 Valmont Industries, Inc.                          33
  2,100 Value City Department Stores, Inc.*               14
  3,100 Venture Stores, Inc.*                             11
  1,700 Vicorp Restaurants, Inc.*                         19
  5,000 Waban, Inc.*                                      93
    400 West Marine, Inc.*                                13
  2,500 Whole Foods Market, Inc.*                         36
  3,300 Williams-Sonoma, Inc.*                            66
  5,600 Zale Corp.*                                       93
                                                     -------
                                                       5,100
 RUBBER AND PLASTICS--0.6%
  2,000 ACX Technologies, Inc.*                           33
    700 AEP Industries, Inc.                              16
    798 Blessings Corp.                                    8
  2,100 Carlisle Cos., Inc.                               90
  2,700 Foamex International, Inc.*                       19

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                        Value
----------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RUBBER AND PLASTICS--CONTINUED
  1,600 Furon Co.                                        $    29
    900 Liqui-Box Corp.                                       26
  2,295 Myers Industries, Inc.*                               37
  2,000 O'Sullivan Corp.                                      21
  1,500 Park Ohio Industries, Inc.*                           19
  1,200 Rogers Corp.*                                         29
  3,800 Sola International, Inc.*                            104
  4,200 Spartech Corp.                                        28
  1,600 Tredegar Industries, Inc.                             51
    900 Tuscarora, Inc.                                       22
  2,200 West Co., Inc.                                        53
                                                         -------
                                                             585
 SANITARY SERVICES--0.5%
  4,700 Allied Waste Industries, Inc.*                        35
  1,800 Centennial Cellular Corp.*                            34
  5,700 International Technology Corp.*                       15
  3,900 Mid-American Waste Systems, Inc.*                     16
  2,700 Republic Waste Industries, Inc.*                      66
 10,700 Rollins Environmental Services, Inc.*                 32
  2,500 Sanifill, Inc.*                                       84
    300 Sevenson Environmental Services, Inc.                  5
  8,758 USA Waste Services, Inc.*                            184
  1,700 Western Waste Industries, Inc.*                       31
                                                         -------
                                                             502
 SERVICE INDUSTRY MACHINERY--0.3%
  2,000 Applied Power, Inc.                                   65
  2,750 Commercial Intertech Corp.                            49
    867 Kysor Industrial Corp.                                20
  1,600 Scotsman Industries, Inc.                             26
  1,500 Tennant Co.                                           37
  3,250 United States Filter Corp.*                           71
  1,050 Wynn's International, Inc.                            30
                                                         -------
                                                             298
 SOCIAL SERVICES--0.3%
    700 Advantage Health Corp.*                               23
  1,200 Apollo Group, Inc., Class A                           37
    547 Berlitz International, Inc.*                           9
  1,000 Children's Discovery Centers of America, Inc.*         8
  2,300 DeVry, Inc.*                                          61
  4,100 Forum Group, Inc.*                                    31
  5,200 National Education Corp.*                             41
  2,818 Omega Healthcare Investors, Inc.                      69
                                                         -------
                                                             279

 Shares Description                          Value
--------------------------------------------------
 STEEL PRODUCTS--1.7%
  3,500 AK Steel Holding Corp.             $   121
  2,000 Acme Metals, Inc.*                      30
  1,500 Amcast Industrial Corp.                 28
 12,400 Armco, Inc.*                            71
  4,300 Birmingham Steel Corp.                  64
  2,900 Brush Wellman, Inc.                     51
  2,700 Carpenter Technology Corp.             117
  1,000 Chaparral Steel Co.                     10
  1,800 Commonwealth Aluminum Corp.             31
    400 Curtiss Wright Corp.                    19
  2,200 Geneva Steel Co.*                       16
    500 Gibraltar Steel Corp.*                   6
  2,500 Handy & Harman                          39
  1,700 Hayes Wheels International, Inc.        45
    900 Huntco, Inc., Class A                   16
  1,800 IMCO Recycling, Inc.                    41
  3,300 Intermet Corp.*                         40
  3,200 J & L Specialty Steel, Inc.             53
  1,400 Kaiser Aluminum Corp.*                  20
  3,200 Lone Star Technologies, Inc.            28
  2,600 Lukens, Inc.                            80
  3,000 Mueller Industries, Inc.*               69
  3,700 National Steel Corp., Class B*          47
  3,600 Northwestern Steel & Wire Co.*          30
  3,000 Oregon Steel Mills, Inc.                41
  3,550 Precision Castparts Corp.              128
  1,200 Reliance Steel & Aluminum Co.           22
  1,900 Rouge Steel Co.                         41
    600 Schnitzer Steel Industries, Inc.        18
    900 Shiloh Industries, Inc.*                10
  2,200 Standex International Corp.             80
  1,250 Steel Technologies, Inc.                11
  1,400 Texas Industries, Inc.                  72
  3,900 UNR Industries, Inc.                    35
  1,000 WCI Steel, Inc.*                         4
  4,100 WHX Corp.*                              45
  6,700 Weirton Steel Corp.*                    29
                                           -------
                                             1,608
 TEXTILES--0.7%
  3,800 Albany International Corp.              81
 11,200 Burlington Industries, Inc.*           150
  4,300 Cone Mills Corp.*                       48
    700 Congoleum Corp., Class A*                7

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value
-----------------------------------------------------
  1,100 Crown Crafts, Inc.                    $    13
  3,000 Delta Woodside Industries, Inc.            19
    800 Fab Industries, Inc.                       24
  1,582 Fieldcrest Cannon, Inc.*                   32
  2,100 Galey & Lord, Inc.*                        22
  1,998 Guilford Mills, Inc.                       46
  3,200 Interface, Inc.                            52
  4,200 Phillips-Van Heusen                        44
  1,000 Quiksilver, Inc.*                          31
  4,400 Ruddick Corp.                              47
  5,300 Tultex Corp.*                              25
  3,400 West Point Stevens, Inc.*                  61
                                              -------
                                                  702
 TRANSPORTATION PARTS AND EQUIPMENT--2.2%
  2,900 AAR Corp.                                  53
  1,400 ABC Rail Products Corp.*                   31
  2,400 APS Holding Corp.                          44
  5,630 America West Airlines, Inc.*              101
  5,250 Arctco, Inc.                               74
  1,700 Armor All Products Corp.                   32
  3,900 Arvin Industries, Inc.                     69
  3,300 Aviall, Inc.                               28
  4,000 Borg Warner Automotive, Inc.              118
  2,300 Breed Technologies, Inc.                   47
    800 Cannondale Corp.*                          11
 10,700 Collins & Aikman Corp.*                    68
  1,200 Copart, Inc.*                              29
  1,700 Detroit Diesel Corp.*                      31
  1,300 Eaton Vance Corp.                          37
  3,600 Envirosource, Inc.*                        11
  1,600 Excel Industries, Inc.                     20
  2,800 Exide Corp.                               128
  6,000 Federal-Mogul Corp.                       115
  4,600 Gencorp, Inc.                              54
  2,400 Huffy Corp.                                25
  1,700 Johnstown America Industries, Inc.*         9
  1,100 MK Rail Corp.*                              5
  2,400 Masland Corp.                              35
  4,800 Mesa Airlines, Inc.*                       43
  2,500 OEA, Inc.                                  68
  3,500 Orbital Sciences Corp.*                     6
  1,395 Oshkosh Truck Corp.                        21
  2,004 Pacific Scientific Co.                     51

 Shares Description                                      Value
--------------------------------------------------------------
  7,200 Roadmaster, Inc.*                              $    21
  3,200 Rohr, Inc.*                                         47
  1,400 Sequa Corp.*                                        41
  2,900 Simpson Industries, Inc.                            27
  1,600 Smith (A.O.) Corp.                                  38
  1,850 Spartan Motors, Inc.*                               20
  3,025 Standard Products Co.                               49
  2,900 Stant Corp.                                         27
    900 TFC Enterprise, Inc.*                                6
  3,100 Teleflex, Inc.                                     138
  2,500 Thiokol Corp.                                       85
    889 Thor Industries, Inc.                               15
  2,925 Titan Wheel International, Inc.                     50
  2,800 Tower Air, Inc.                                     20
  3,900 Wabash National Corp.                              109
  1,500 Walbro Corp.                                        29
  2,500 Winnebago Industries, Inc.                          19
                                                       -------
                                                         2,105
 TRANSPORTATION SERVICES--2.0%
  2,600 Air Express International Corp.                     61
  3,100 Airborne Freight Corp.                              87
  2,400 Alaska Air Group, Inc.*                             44
  3,600 American Freightways, Inc.*                         49
  6,000 American President Co.                             150
    600 Amtran, Inc.*                                        8
  3,500 Arnold Industries, Inc.                             65
    700 Celadon Group, Inc.*                                 6
  3,675 Comair Holdings, Inc.                              119
  2,400 Continental Airlines, Inc., Class B*                94
    600 Covenant Transportation, Inc., Class A*              8
  2,100 Expeditors International of Washington, Inc.        54
  1,389 First Source Corp.                                  32
    600 Florida East Coast Industries, Inc.                 41
  2,552 Fritz Cos., Inc.*                                   99
  1,453 Frozen Food Express Industries, Inc.                13
  8,900 Greyhound Lines, Inc.*                              37
  2,200 Harper Group, Inc.                                  38
  1,316 Heartland Express, Inc.*                            40
  2,300 Hornbeck Offshore Services, Inc.*                   41
  4,100 Hunt (J.B.) Transportation Services, Inc.           67
  5,000 Kirby Corp.*                                        89
    400 Knight Transportation, Inc.*                         6
  1,600 M.S. Carriers, Inc.*                                31
    200 Midland Co.                                         10
  4,900 OMI Corp.*                                          30
  3,500 Offshore Logistics, Inc.*                           42

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                       Value
---------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 TRANSPORTATION SERVICES--CONTINUED
    800 Old Dominion Freight Line, Inc.*                $     8
  4,300 Overseas Shipholding Group, Inc.                     86
    800 Oxford Resources Corp., Class A*                     20
  1,200 Railtex, Inc.*                                       24
  1,300 Skywest, Inc.                                        18
  2,100 Swift Transportation Co., Inc.*                      35
  3,850 TNT Freightways Corp.                                76
    400 U.S. Xpress Enterprises, Inc., Class A*               3
 10,700 USAir Group, Inc.*                                  143
    800 USA Truck, Inc.*                                      9
    700 Union Switch & Signal, Inc.*                          5
  2,500 Werner Enterprises, Inc.                             53
  2,800 Worldcorp, Inc.*                                     28
  3,800 Yellow Corp.*                                        46
                                                        -------
                                                          1,915
 WATER SUPPLY--0.3%
  1,200 Aquarion Co.                                         28
  1,063 California Water Service Co.                         35
  1,200 Consumers Water Co.                                  21
  1,100 E'Town Corp.                                         32
  1,294 IWC Resources Corp.                                  26
  1,000 Pennsylvania Enterprises, Inc.*                      37
  1,800 Philadelphia Suburban Corp.                          35
  1,600 St. Mary Land & Exploration Co.                      22
    400 SJW Corp.                                            14
  1,360 Southern California Water Co.                        26
  4,252 United Water Resources, Inc.                         52
                                                        -------
                                                            328
 WHOLESALE--2.2%
  4,085 Arch Communications Group, Inc.*                    103
  1,400 Bearings, Inc.                                       54
  1,167 Bell Industries, Inc.*                               27
  1,400 Bindley Western Industries, Inc.                     25
  1,650 BMC West Corp.*                                      20
    800 Boise Cascade Office Products Corp.                  29
  1,100 Business Records Holding Co.                         42
  3,700 Caraustar Industries, Inc.                           73
  3,500 Casey's General Stores, Inc.                         81
  1,725 Castle (A. M.) & Co.                                 42
  1,700 Cellular Communications of Puerto Rico, Inc.*        45
  2,066 Commercial Metals Co.                                49
  2,100 Compucom Systems, Inc.*                              17
    600 Daisytek International Corp.*                        18
    900 Discount Auto Parts, Inc.*                           25
  3,100 Egghead, Inc.*                                       25

 Shares Description                         Value
-------------------------------------------------
  2,700 Ekco Group, Inc.                  $    16
  3,038 Foxmeyer Corp.*                        79
  1,162 Getty Petroleum Corp.                  17
  5,600 Handleman Co.                          35
    700 Hughes Supply, Inc.                    18
  3,200 Immunex Corp.*                         53
  1,700 Insurance Auto Auctions, Inc.*         19
  2,900 International Multifoods Corp.         68
  1,800 JP Foodservice, Inc.*                  28
  3,200 Kaman Corp.                            37
  1,750 Kent Electronics Corp.*                95
  1,400 Lawson Products, Inc.                  33
  2,600 Marshall Industries*                   92
  2,509 Maybelline, Inc.                       68
  4,500 Merisel, Inc.*                         21
  2,550 Microage, Inc.*                        22
  1,900 Nash-Finch Co.                         36
  5,000 Owens & Minor, Inc.                    65
  2,000 Patterson Dental Co.*                  51
  1,200 Peak (The) Technologies Group*         33
  1,300 Rex Stores Corp.*                      23
  4,522 Richfood Holdings, Inc.               127
  1,700 Russ Berrie & Co., Inc.                23
  2,475 Rykoff-Sexton, Inc.                    47
  1,893 Safeguard Scientifics, Inc.*           94
    600 Safety 1st, Inc.*                      12
  2,300 Sciclone Pharmaceuticals, Inc.*        12
  1,800 Smart & Final, Inc.                    35
  1,125 Standard Commercial Corp.*             13
    950 Sullivan Dental Products, Inc.*         9
  1,900 Super Food Services, Inc.              24
  4,500 TBC Corp.*                             31
  2,000 Tejas Power Corp.*                     16
    600 Thompson PBE, Inc.*                     9
  2,100 Univar Corp.                           26
  1,600 VWR Corp.*                             19
                                          -------
                                            2,081
-------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $80,793)                          $92,680
-------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount     Description                                  Value
--------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
            U.S. Treasury Bill #
 $   90     5.640% Due 12/21/95                        $    89
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $90)                                           $    89
--------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.1%
            Landesbank, Hessenthuringen Girozentrale
 $1,998     5.938% Due 12/01/95                        $ 1,998
--------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $1,998)                                        $ 1,998
--------------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $82,881)                                       $94,767
--------------------------------------------------------------
 Other assets, less liabilities--0.2%                      176
--------------------------------------------------------------
 NET ASSETS--100.0%                                    $94,943
--------------------------------------------------------------
--------------------------------------------------------------

OPEN FUTURES CONTRACTS:

                Number of     Contract                                 Unrealized
    Type        Contracts      Amount      Position     Expiration        Loss
---------------------------------------------------------------------------------
RUSSELL 2000       12          $1,856        Long        12/15/95         $30
---------------------------------------------------------------------------------

#Security pledged to cover margin requirements for open futures contracts.

*Non-income producing security.



NOTE TO STATEMENTS OF INVESTMENTS

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                                                                    Small
                                    Diversified  Equity    Focused  International  Company
                          Balanced    Growth      Index    Growth      Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio   Portfolio   Portfolio
-------------------------------------------------------------------------------------------
ASSETS:
Investments in
securities, at cost        $33,570   $121,237   $404,309   $73,213    $147,597     $82,881
-------------------------------------------------------------------------------------------
Investments in
securities, at value       $37,924   $146,873   $498,714   $87,962    $148,634     $94,767
Cash                             8          2         12         3         373           3
Receivables:
 Dividends and interest        167        215      1,278        45         128          92
 Foreign tax reclaims           --         --         --        --         145          --
 Fund units sold               807          4        633        20         175           5
 Investment securities
 sold                           --         --         --     1,294       1,938          91
 Administrator                   7          7         15         7          --          10
Deferred organization
costs, net                      25         28         28        44          48          27
Other assets                     6          7         24         2           9           5
-------------------------------------------------------------------------------------------
TOTAL ASSETS                38,944    147,136    500,704    89,377     151,450      95,000
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed            14         93        658       102         168          29
 Investment securities
 purchased                      --         --        963     2,613       2,433          --
Accrued expenses:
 Advisory fees                  15         66         40        56          97          15
 Administration fees             3         12         40         7          12           8
 Custodian fees                  5          4         10         3           3          --
 Transfer agent fees            --          1          4         1           1           1
Other liabilities               10          8         26         7          12           4
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES               47        184      1,741     2,789       2,726          57
-------------------------------------------------------------------------------------------
NET ASSETS                 $38,897   $146,952   $498,963   $86,588    $148,724     $94,943
-------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $35,074   $117,694   $391,426   $70,218    $150,907     $77,084
Accumulated
undistributed net
investment income               48      1,735        416       320       2,579         724
Accumulated net realized
 gain (loss) on
 investments, futures
 and foreign currency
 transactions                 (579)     1,887     12,235     1,301      (5,836)      5,279
Net unrealized
 appreciation on
 investments and futures     4,354     25,636     94,886    14,749       1,037      11,856
Net unrealized gain on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --         --        --          37          --
-------------------------------------------------------------------------------------------
NET ASSETS                 $38,897   $146,952   $498,963   $86,588    $148,724     $94,943
-------------------------------------------------------------------------------------------
Total units outstanding
 (no par value),
 unlimited units
 authorized:
 Class A                     3,519     12,030     34,621     6,871      15,049       7,310
 Class C                        --         --      1,329        --          --          --
 Class D                        --         18         59        39           2           3
-------------------------------------------------------------------------------------------
Net asset value,
offering and redemption
price per unit:
 Class A                    $11.05     $12.20     $13.86    $12.53       $9.88      $12.98
 Class C                        --         --     $13.86        --          --          --
 Class D                        --     $12.16     $13.83    $12.48       $9.83      $12.95
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(Amounts in thousands)

                                                                                     Small
                                    Diversified  Equity     Focused  International  Company
                          Balanced    Growth      Index     Growth      Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  349     $ 2,695   $  9,510    $   888     $ 2,686(a)  $ 1,340
Interest                    1,089         140      1,001        155         671          69
--------------------------------------------------------------------------------------------
TOTAL INCOME                1,438       2,835     10,511      1,043       3,357       1,409
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      290       1,229      1,140        837       1,475         344
Administration fees            90         331        610        190         322         215
Custodian fees                 26          34        127         26         160          66
Transfer agent fees             3          16         41          8          15           8
Registration fees              27          30         26         28          20          22
Professional fees               3          --         --          1           1           1
Trustee fees                    2           5          8          2           3           2
Amortization of deferred
 organization costs             9          13         13         17          14          13
Other                          14          59         75         14          22          26
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                464       1,717      2,040      1,123       2,032         697
Less: Voluntary waivers
 of investment advisory
 and administration fees     (163)       (561)      (990)      (342)       (469)       (301)
Less: Expenses
 reimbursable by
 Administrator                (80)       (100)      (195)       (87)         --        (117)
--------------------------------------------------------------------------------------------
Net expenses                  221       1,056        855        694       1,563         279
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       1,217       1,779      9,656        349       1,794       1,130
Net realized gains
 (losses) on:
 Investment transactions      587       3,960     10,473      5,691      (5,847)      5,796
 Futures transactions          --          --      3,516         --          --         117
 Foreign currency
  transactions                 --          --         --         --         932          --
Net change in unrealized
 appreciation
 (depreciation) on:
 Investments and futures    4,957      27,492     94,961     13,082         754      13,771
 Forward foreign
  currency contracts           --          --         --         --         (62)         --
Net change in unrealized
 gains (losses) on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    (5)        364         --        (24)         35          --
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $6,756     $33,595   $118,606    $19,098     $(2,394)    $20,814
--------------------------------------------------------------------------------------------

(a) Net of $307 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                                           Balanced       Diversified Growth
                                           Portfolio           Portfolio
                                         1995     1994      1995       1994
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $ 1,217  $   607  $   1,779  $   1,424
 Net realized gains (losses) on:
 Investments and futures transactions       587   (1,166)     3,960     (2,073)
 Foreign currency transactions               --       --         --         --
 Net change in unrealized appreciation
  (depreciation) on:
 Investments and futures                  4,957     (796)    27,492    (11,888)
 Forward foreign currency contracts          --       --         --         --
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities denominated
  in foreign currencies                      (5)      12        364       (214)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                6,756   (1,343)    33,595    (12,751)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                   (1,221)    (561)    (1,361)      (123)
 Net realized gain on investment and
  futures transactions                       --      (38)        --       (369)
-------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (1,221)    (599)    (1,361)      (492)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                       --       --         --         --
-------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                 --       --         --         --
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                       --       --         (1)        --
-------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                 --       --         (1)        --
-------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units         10,695   19,277     32,849     40,884
 Reinvested distributions                 1,179      583      1,264        473
 Cost of units redeemed                  (9,974)  (2,384)   (84,547)   (62,207)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit
 transactions                             1,900   17,476    (50,434)   (20,850)
-------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units             --       --         --         --
 Reinvested distributions                    --       --         --         --
 Cost of units redeemed                      --       --         --         --
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions              --       --         --         --
-------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             --       --        185         43
 Reinvested distributions                    --       --         --         --
 Cost of units redeemed                      --       --        (35)        --
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions              --       --        150         43
-------------------------------------------------------------------------------
Net increase (decrease)                   7,435   15,534    (18,051)   (34,050)
Net assets--beginning of period          31,462   15,928    165,003    199,053
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $38,897  $31,462  $ 146,952  $ 165,003
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:        $48      $52     $1,735     $1,318
-------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   Equity Index       Focused Growth      International       Small Company
    Portfolio            Portfolio      Growth Portfolio     Index Portfolio
  1995        1994     1995     1994      1995    1994(a)     1995      1994
-------------------------------------------------------------------------------
$   9,656   $  6,961  $   349  $   118  $  1,794  $    612  $  1,130  $    937
   13,989      3,705    5,691   (4,168)   (5,847)      521     5,913     3,285
       --         --       --       --       932       (75)       --        --
   94,961    (10,435)  13,082      654       754       283    13,771    (5,911)
       --         --       --       --       (62)       62        --        --
       --         --      (24)      38        35         2        --        --
-------------------------------------------------------------------------------
  118,606        231   19,098   (3,358)   (2,394)    1,405    20,814    (1,689)
-------------------------------------------------------------------------------
   (9,464)    (6,787)    (147)      (2)     (684)       --    (1,027)     (335)
   (5,459)      (207)      --       --      (510)       --    (3,919)   (1,031)
-------------------------------------------------------------------------------
  (14,923)    (6,994)    (147)      (2)   (1,194)       --    (4,946)   (1,366)
-------------------------------------------------------------------------------
      (93)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
      (93)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
       (6)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
       (6)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
  216,653    162,056   27,342   34,744    63,136   151,164    17,266    52,014
   13,649      6,438      100        2       962        --     4,615     1,277
 (135,290)   (99,196) (18,063)  (5,684)  (45,016)  (19,359)  (19,967)  (27,879)
-------------------------------------------------------------------------------
   95,012     69,298    9,379   29,062    19,082   131,805     1,914    25,412
-------------------------------------------------------------------------------
   18,118         --       --       --        --        --        --        --
       94         --       --       --        --        --        --        --
     (427)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
   17,785         --       --       --        --        --        --        --
-------------------------------------------------------------------------------
      762          3      459       --        24         2        43        --
        6         --       --       --        --        --        --        --
       (6)        --       (2)      --        (6)       --        (2)       --
-------------------------------------------------------------------------------
      762          3      457       --        18         2        41        --
-------------------------------------------------------------------------------
  217,143     62,538   28,787   25,702    15,512   133,212    17,823    22,357
  281,820    219,282   57,801   32,099   133,212        --    77,120    54,763
-------------------------------------------------------------------------------
$ 498,963   $281,820  $86,588  $57,801  $148,724  $133,212  $ 94,943  $ 77,120
-------------------------------------------------------------------------------
     $416       $323     $320     $118    $2,579      $537      $724      $621
-------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Balanced Portfolio

                                                        Class A
                                                ---------------------------
                                                 1995     1994     1993 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.50  $ 10.22   $ 10.00
Income from investment operations:
 Net investment income                             0.34     0.24      0.09
 Net realized and unrealized gain (loss) on
  investments                                      1.55    (0.72)     0.22
---------------------------------------------------------------------------
Total income (loss) from investment operations     1.89    (0.48)     0.31
---------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                            (0.34)   (0.22)    (0.09)
 Net realized gain on investments                    --    (0.02)       --
---------------------------------------------------------------------------
Total distributions to unitholders                (0.34)   (0.24)    (0.09)
---------------------------------------------------------------------------
Net increase (decrease)                            1.55    (0.72)     0.22
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $ 11.05  $  9.50   $ 10.22
---------------------------------------------------------------------------
Total return (b)                                  20.22%   (4.76)%    3.12%
Ratio to average net assets of: (c)
 Expenses, net of waivers and reimbursements       0.61%    0.61%     0.61%
 Expenses, before waivers and reimbursements       1.28%    1.50%     1.62%
 Net investment income, net of waivers and
  reimbursements                                   3.36%    2.56%     2.20%
 Net investment income, before waivers and
  reimbursements                                   2.69%    1.68%     1.19%
Portfolio turnover rate                           93.39%   75.69%    35.03%
Net assets at end of period (in thousands)      $38,897  $31,462   $15,928
---------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Diversified Growth Portfolio

                                         Class A                   Class D
                                -----------------------------  ----------------
                                  1995      1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $   9.88  $  10.65   $  10.00  $ 9.88   $10.41
Income from investment opera-
 tions:
 Net investment income              0.15      0.09       0.09    0.11     0.01
 Net realized and unrealized
  gain (loss) on investments        2.26     (0.83)      0.65    2.25    (0.54)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                2.41     (0.74)      0.74    2.36    (0.53)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income             (0.09)    (0.01)     (0.09)  (0.08)      --
 Net realized gain on invest-
  ments                               --     (0.02)        --      --       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                       (0.09)    (0.03)     (0.09)  (0.08)      --
--------------------------------------------------------------------------------
Net increase (decrease)             2.32     (0.77)      0.65    2.28    (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  12.20  $   9.88   $  10.65  $12.16   $ 9.88
--------------------------------------------------------------------------------
Total return (c)                   24.55%    (6.98)%     7.39%  24.19%   (5.18)%
Ratio to average net assets
 of: (d)
 Expenses, net of waivers and
  reimbursements                    0.69%     0.67%      0.71%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                    1.12%     1.08%      1.13%   1.51%    1.46%
 Net investment income, net of
  waivers and
  reimbursements                    1.16%     0.77%      1.04%   0.73%    0.94%
 Net investment income, before
  waivers and reimbursments         0.73%     0.35%      0.62%   0.30%    0.53%
Portfolio turnover rate            81.65%    78.94%    140.88%  81.65%   78.94%
Net assets at end of period
 (in thousands)                 $146,731  $164,963   $199,053  $  221   $   40
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Equity Index Portfolio

                                   Class A              Class C       Class D
                          ----------------------------  --------  ----------------
                            1995      1994    1993 (a)  1995 (b)   1995   1994 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.60  $  10.78  $  10.00  $ 13.43   $10.60   $10.96
Income from investment
 operations:
 Net investment income        0.30      0.27      0.22     0.05     0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.47     (0.18)     0.78     0.45     3.47    (0.31)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.77      0.09      1.00     0.50     3.72    (0.29)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.30)    (0.27)    (0.22)   (0.07)   (0.28)   (0.07)
 Net realized gain on
  investments                (0.21)       --        --       --    (0.21)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.51)    (0.27)    (0.22)   (0.07)   (0.49)   (0.07)
-----------------------------------------------------------------------------------
Net increase (decrease)       3.26     (0.18)     0.78     0.43     3.23    (0.36)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.86  $  10.60  $  10.78  $ 13.86   $13.83   $10.60
-----------------------------------------------------------------------------------
Total return (d)             36.60%     0.87%    10.09%    3.73%   36.20%   (2.65)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.23%     0.21%    0.46%    0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.54%     0.59%     0.66%    0.78%    0.93%    0.96%
 Net investment income,
  net of waivers and re-
  imbursements                2.54%     2.62%     2.62%    2.29%    2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              2.22%     2.25%     2.17%    1.97%    1.75%    2.31%
Portfolio turnover rate      15.27%    71.98%     2.06%   15.27%   15.27%   71.98%
Net assets at end of pe-
 riod (in thousands)      $479,763  $281,817  $219,282  $18,390   $  810   $    3
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 29, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Focused Growth Portfolio

                                               Class A                Class D
                                       ----------------------------   --------
                                        1995      1994     1993 (a)   1995 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  9.79   $ 10.43   $ 10.00     $ 9.55
Income from investment operations:
 Net investment income                    0.05      0.02      0.01       0.02
 Net realized and unrealized gain
  (loss) on investments                   2.71     (0.66)     0.43       2.93
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               2.76     (0.64)     0.44       2.95
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.02)       --     (0.01)     (0.02)
 Net realized gain on investments           --        --        --         --
-------------------------------------------------------------------------------
Total distributions to unitholders       (0.02)       --     (0.01)     (0.02)
-------------------------------------------------------------------------------
Net increase (decrease)                   2.74     (0.64)     0.43       2.93
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 12.53   $  9.79   $ 10.43     $12.48
-------------------------------------------------------------------------------
Total return (c)                         28.38%    (6.15)%    4.33%     31.00%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                              0.91%     0.91%     0.91%      1.30%
 Expenses, before waivers and reim-
  bursements                              1.47%     1.55%     1.88%      1.86%
 Net investment income (loss), net of
  waivers and reimbursements              0.46%     0.24%     0.14%     (0.11)%
 Net investment loss, before waivers
  and reimbursements                     (0.10)%   (0.39)%   (0.83)%    (0.67)%
Portfolio turnover rate                  85.93%    74.28%    27.48%     85.93%
Net assets at end of period (in thou-
 sands)                                $86,099   $57,801   $32,099     $  489
-------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
International Growth Portfolio

                                            Class A             Class D
                                       -------------------  -----------------
                                         1995     1994(a)    1995     1994(b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.21   $  10.00  $ 10.21   $10.47
Income from investment operations:
 Net investment income                     0.12       0.05     0.19       --
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                   (0.36)      0.16    (0.48)   (0.26)
------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               (0.24)      0.21    (0.29)   (0.26)
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                    (0.05)        --    (0.05)      --
 Net realized gain on investments and
  foreign currency transactions           (0.04)        --    (0.04)      --
------------------------------------------------------------------------------
Total distributions to unitholders        (0.09)        --    (0.09)      --
------------------------------------------------------------------------------
Net increase (decrease)                   (0.33)      0.21    (0.38)   (0.26)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $   9.88   $  10.21  $  9.83   $10.21
------------------------------------------------------------------------------
Total return (c)                          (2.32)%     2.11%   (2.78)%  (2.51)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                               1.06%      1.04%    1.45%    1.35%
 Expenses, before waivers and reim-
  bursements                               1.38%      1.47%    1.77%    1.78%
 Net investment income, net of waivers
  and reimbursements                       1.22%      0.76%    2.01%      --
 Net investment income (loss), before
  waivers and reimbursements               0.90%      0.33%    1.69%   (0.43)%
Portfolio turnover rate                  215.31%     77.79%  215.31%   77.79%
Net assets at end of period (in thou-
 sands)                                $148,704   $133,212  $    20       --
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Small Company Index Portfolio

                                                    Class A             Class D
                                            --------------------------  --------
                                                                1993
                                             1995     1994       (a)    1995 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.86  $ 11.29   $ 10.00   $10.60
Income from investment operations:
 Net investment income                         0.16     0.14      0.11     0.18
 Net realized and unrealized gain (loss)
  on investments and futures                   2.67    (0.30)     1.29     2.87
--------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         2.83    (0.16)     1.40     3.05
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                        (0.15)   (0.02)    (0.11)   (0.14)
 Net realized gain on investments and
  futures                                     (0.56)   (0.25)       --    (0.56)
--------------------------------------------------------------------------------
Total distributions to unitholders            (0.71)   (0.27)    (0.11)   (0.70)
--------------------------------------------------------------------------------
Net increase (decrease)                        2.12    (0.43)     1.29     2.35
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 12.98  $ 10.86   $ 11.29   $12.95
--------------------------------------------------------------------------------
Total return (c)                              27.76%   (1.54)%   14.09%   30.50%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reimburse-
  ments                                        0.32%    0.33%     0.31%    0.71%
 Expenses, before waivers and reimburse-
  ments                                        0.81%    0.86%     1.02%    1.20%
 Net investment income, net of waivers and
  reimbursements                               1.31%    1.27%     1.25%    0.90%
 Net investment income, before waivers and
  reimbursements                               0.82%    0.74%     0.54%    0.41%
Portfolio turnover rate                       38.46%   98.43%    26.31%   38.46%
Net assets at end of period (in thousands)  $94,899  $77,120   $54,763   $   44
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 11, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the equity portfolios.
 The International Growth Portfolio commenced investment operations on March
28, 1994. All other equity portfolios commenced investment operations during the fiscal year ended November 30, 1993.
 Each of the equity portfolios has four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1995, Class A, Class C and Class D units are outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Financial futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(e) Forward Foreign Currency Exchange Contracts
The International Growth Portfolio is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will

--------------------------------------------------------------------------------
decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 1995, there were no contracts outstanding.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.

 At November 30, 1995, the Trust's most recent tax year end, the following portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                          Amount     Years of Expiration
--------------------------------------------------------
                      (in thousands)
Balanced                  $  571        2002 to 2003
International Growth       3,282            2003
--------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                      Declared    Paid
-----------------------------------------
Balanced              Quarterly Quarterly
Diversified Growth     Annually  Annually
Equity Index          Quarterly Quarterly
Focused Growth         Annually  Annually
International Growth   Annually  Annually
Small Company Index    Annually  Annually
-----------------------------------------

 Each portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995
Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

 Distributions of short-term and long-term capital gains were declared and paid December 26, 1995 to unitholders of record on December 21, 1995, as follows:

                      Short-Term Long-Term
                       Capital    Capital
                         Gain      Gain     Total
--------------------------------------------------
Balanced                    --         --       --
Diversified Growth          --    $0.1623  $0.1623
Equity Index           $0.0532     0.3792   0.4324
Focused Growth              --     0.1897   0.1897
International Growth        --         --       --
Small Company Index     0.3661     0.4441   0.8102
--------------------------------------------------

(j) Reclassifications
 The International Growth Portfolio reclassified approximately $932,000 from net realized gain on foreign currency transactions to accumulated undistributed net investment income. This reclassification had no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis. Certain reclassifications have been made to amounts recorded at November 30, 1994 to conform to the current financial statement presentation.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fee for each portfolio. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets, and the amount of fees waived by Northern for the year ended November 30, 1995, are as follows:

                                        Net    Advisory
                      Advisory Less:  Advisory   Fees
                        Fee    Waiver   Fee     Waived
-------------------------------------------------------
Balanced                 .80%   .30%    .50%   $109,000
Diversified Growth       .80    .25     .55     384,000
Equity Index             .30    .20     .10     760,000
Focused Growth          1.10    .30     .80     228,000
International Growth    1.00    .20     .80     295,000
Small Company Index      .40    .20     .20     172,000
-------------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, of the portfolios.
 As compensation for the services rendered as custodian, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

--------------------------------------------------------------------------------

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for each portfolio. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 A summary of the administration fees waived and expense reimbursements for the year ended November 30, 1995 were as follows:

                      Administration    Expense
                       Fees Waived   Reimbursements
---------------------------------------------------
Balanced                 $ 54,000       $ 80,000
Diversified Growth        177,000        100,000
Equity Index              230,000        195,000
Focused Growth            114,000         87,000
International Growth      174,000             --
Small Company Index       129,000        117,000
---------------------------------------------------

 Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%,
 .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively. These fees are included in other expenses on the Statements of Operations.

6. FUTURES CONTRACTS
Each portfolio may invest in long futures contracts to maintain liquidity or short futures contracts for hedging purposes. The portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflects gains and losses as realized for closed futures contracts and as unrealized for open contracts.
 At November 30, 1995, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at November 30, 1995 was approximately $949,000 and $89,000 for the Equity Index and Small Company Index Portfolios, respectively.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

7. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1995 (excluding short-term investments and futures contracts) were as follows:

                                              Proceeds
                                             from sales   Proceeds
                                                 and     from sales
                       Purchases             maturities     and
                        of U.S.   Purchases    of U.S.   maturities
                      Government   of other  Government   of other
                      Obligations securities Obligations securities
-------------------------------------------------------------------
                                     (in thousands)
Balanced                $13,024    $ 19,545    $12,683    $ 18,345
Diversified Growth           --     124,267         --     174,287
Equity Index                 --     160,428         --      55,930
Focused Growth               --      74,515         --      62,897
International Growth         --     315,827         --     290,266
Small Company
 Index                       --      32,808         --      38,127
-------------------------------------------------------------------

 On November 30, 1995, the composition of unrealized appreciation
(depreciation) of investment securities (including the effects of foreign currency translation) and the aggregate cost of investments for federal income tax purposes was as follows:

                                                             Cost for
                                                             Federal
                                                              Income
                                                    Net        Tax
                      Appreciation Depreciation Appreciation purposes
---------------------------------------------------------------------
                                      (in thousands)
Balanced                $  4,498      $  144      $ 4,354    $ 33,570
Diversified Growth        26,523         941       25,582     121,291
Equity Index             102,818       9,252       93,566     405,629
Focused Growth            15,756       1,007       14,749      73,213
International Growth       7,598       7,164          434     148,200
Small Company
 Index                    19,882       8,026       11,856      82,881
---------------------------------------------------------------------

8. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1995 was approximately $41,300, $49,500 and $12,700, for the Diversified Growth, Equity Index and Small Company Index Portfolios, respectively. This amount is included in other expenses on the statement of operations.
 As of November 30, 1995, there were no outstanding borrowings.

9. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,054       114          959         209
Diversified Growth     3,123       128        7,920      (4,669)
Equity Index          17,925     1,174       11,059       8,040
Focused Growth         2,560        10        1,605         965
International Growth   6,479        97        4,573       2,003
Small Company
 Index                 1,491       451        1,736         206
-----------------------------------------------------------------

--------------------------------------------------------------------------------

 Transactions in Class A units for the period ended November 30, 1994 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,934       59           241       1,752
Diversified Growth     3,887       44         5,930      (1,999)
Equity Index          14,882      596         9,237       6,241
Focused Growth         3,393       --           566       2,827
International Growth  14,615       --         1,569      13,046
Small Company Index    4,339      114         2,198       2,255
-----------------------------------------------------------------

 Transactions in the Class C units (in thousands) for the year ended November 30, 1995, were sales of 1,353 units; reinvested distributions of 7 units, and redemptions of 31 units, resulting in a net unit increase of 1,329 units, for the Equity Index Portfolio.
 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                            Reinvested                 Net
                     Sales distributions Redemptions increase
-------------------------------------------------------------
                                  (in thousands)
Diversified Growth     17        --            3        14
Equity Index           58         1            1        58
Focused Growth         39        --           --        39
Small Company Index     3        --           --         3
-------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1994 were as follows:

                             Reinvested                 Net
                      Sales distributions Redemptions increase
--------------------------------------------------------------
                                   (in thousands)
Diversified Growth       4        --           --         4
Equity Index             1        --           --         1
International Growth     2        --           --         2
--------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios, comprising the Equity Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended, and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolio, comprising the Equity Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management, expenses and other
information.
The
Benchmark
Funds
Equity
Portfolios



          Annual Report
          November 30, 1995

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BOND PORTFOLIO

The precipitous decline in interest rates over the past year led to outstanding portfolio returns. Slower economic growth in early 1995 caught most investors off guard and set the stage for a strong rally. Low inflation and the federal government's move toward fiscal responsibility continued to propel the market throughout the year.
  Intermediate maturities saw the largest decline in yield, with decreases over 2%. The corporate bond sector was the period's best-performing sector, while the mortgage-backed securities sector suffered due to an increase in prepayment fears.
  The portfolio had a strong year relative to its benchmark index. Our securities selection, which emphasized positively convex putable corporates and deep discount CMOs, overcame a cautious interest rate posture, which hurt the portfolio early in the period. An overweighting in corporates added to performance at the sector level, while our yield curve positioning detracted from results.
  Looking forward, the portfolio is in a normal interest rate posture. We believe the slow-growth, low-inflation, fiscally-improving environment will remain for the near term, and this should continue to support bonds. Our yield curve posture is close to neutral, though we overweighted long maturities at the expense of 10-year maturities. We may shift to a position that will benefit from yield curve steepening when it appears that Federal Reserve easing is imminent. We recently reduced our non-Treasury exposure, but the portfolio remains underweighted in Treasuries. Insurance company surplus notes, perpetual floaters and holdover putable positions are our favorite corporate positions. Mortgages are historically attractive, and we may add pass-through exposure.

Mark Wirth, Portfolio Manager


                       COMPARISON OF CHANGE IN VALUE OF
                     $10,000 INVESTMENT IN BENCHMARK BOND
                       PORTFOLIO VS. THE LEHMAN BROTHERS
                        GOVERNMENT/CORPORATE BOND INDEX
--------------------------------------------------------------------------------
                              -.- Bond Portfolio
              - -.- - Lehman Brothers Government/Corporate Index
--------------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                                                          Lehman Brothers
                             Bond Portfolio          Government/Corporate Index
                             --------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,061                       11,052
11/30/94                         10,614                       10,640
11/30/95                         12,901                       12,586
           Past performance is not predictive of future performance.
                                                       Lehman Brothers
   Average Annual Total Returns                          Government/
        For Periods Ended             Class A             Corporate
        November 30, 1995:             Units             Bond Index
----------------------------------------------------------------------
One Year:                           21.55%               18.29%
----------------------------------------------------------------------
Since Commencement on 1/11/93:       9.22%                8.29%
----------------------------------------------------------------------

                             Bond Portfolio               Lehman Brothers
                             ---------------------------------------------
 7/3/95                         $10,000                      $10,000
11/30/95                         10,592                       10,491
           Past performance is not predictive of future performance.

                                                        Lehman Brothers
  Average Annual Total Returns                            Government/
        For Period Ended               Class C             Corporate
       November 30, 1995:               Units             Bond Index
-----------------------------------------------------------------------
Since Commencement on 7/3/95:         5.92%                4.91%
-----------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                             Bond Portfolio               Lehman Brothers
                             ---------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,909                        9,919
11/30/95                         11,996                       11,733
           Past performance is not predictive of future performance.

                                                        Lehman Brothers
   Average Annual Total Returns                           Government/
        For Periods Ended             Class D             Corporate
        November 30, 1995:             Units             Bond Index
-----------------------------------------------------------------------
One Year:                             21.06%              18.29%
-----------------------------------------------------------------------
Since Commencement on 9/14/94:        16.17%              13.80%
-----------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK INTERNATIONAL BOND PORTFOLIO

The weak global economy and muted inflationary pressures created a dramatic bond market rally worldwide, resulting in a healthy 18.20% return for the Class A units of the portfolio for the year ended November 30, 1995. This performance, though, lagged slightly behind that of the portfolio's benchmark index. This was due to the portfolio's defensive interest rate posture at the beginning of the fiscal year and overweight position in U.S. dollars, which hurt its performance during the first six months of 1995.
  The portfolio generally benefits from declining interest rates, a scenario we witnessed in 1995. In addition, since the portfolio is invested primarily in non-dollar currencies, it typically performs well when the U.S. dollar weakens. On the other hand, when the U.S. dollar is strong versus most global currencies, the portfolio's performance may suffer.
  In mid-year, we increased the portfolio's interest-rate sensitivity to align it more closely with its benchmark index, and we reduced the U.S. dollar's underweighting with respect to German currency. Additionally, we increased the underweighting in Japan.
  Going forward, we will emphasize the U.S. dollar block markets (United States, Canada and Australia) at the expense of the Japanese market. We also plan to invest in higher yielding European markets.


Mike Lannan, Portfolio Manager


                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     INTERNATIONAL BOND PORTFOLIO VS. THE
                     J.P.MORGAN NON-U.S. GOVERNMENT BOND
                                     INDEX
--------------------------------------------------------------------------------
                       -.- International Bond Portfolio
              - -.- - J.P. Morgan Non-U.S. Government Bond Index
--------------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]


                             International Bond           J.P. Morgan
                             ------------------------------------------
 3/28/94                        $10,000                      $10,000
11/30/94                         10,403                       10,521
11/30/95                         12,296                       12,589
           Past performance is not predictive of future performance.


                                                         J.P. Morgan
   Average Annual Total Returns                          Non-U.S.
        For Periods Ended                Class A         Government
        November 30, 1995:                Units          Bond Index
---------------------------------------------------------------------
One Year:                                18.20%           19.66%
---------------------------------------------------------------------
Since Commencement on 3/28/94:           13.10%           14.69%
---------------------------------------------------------------------

                             Diversified Grow.               S&P 500
                             ------------------------------------------
11/22/95                        $10,000                      $10,000
11/30/95                          9,922                        9,912
           Past performance is not predictive of future performance.


                                                         J.P. Morgan
   Average Annual Total Returns                          Non-U.S.
        For Periods Ended                Class D         Government
        November 30, 1995:                Units          Bond Index
---------------------------------------------------------------------
Since Commencement on 11/22/95:          (0.78)%          (0.88)%
---------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------

THE BENCHMARK SHORT DURATION PORTFOLIO

The dramatic decline in short-term interest rates had a great impact on the portfolio during the fiscal year ended November 30, 1995. The Lehman Brothers Short (1-3) Investment Grade Debt Index, with an average maturity significantly longer than what may be maintained by the portfolio, continued to outperform the portfolio during fiscal year 1995. The portfolio performed nearly as well as the 3 month LIBOR Index, and outperformed the 90-Day Treasury Bill Index, primarily because of the portfolio's positions in two-year Treasuries and asset-backed floating-rate securities. These investments provided the portfolio with a longer duration, which helped its performance as interest rates declined, as well as a yield advantage.
  We maintained a buy-and-hold strategy throughout the period. The portfolio's composition did not change much throughout the course of the fiscal year, but compared to the previous fiscal year its duration and average maturity were longer. This was due to a much more favorable interest-rate environment during fiscal year 1995.
  In our efforts to maintain portfolio liquidity, we employed a barbell maturity structure whereby we focused on the two-year section of the yield curve and LIBOR floating-rate notes. This strategy allowed us to maintain an average life of around half a year.
  Looking ahead to the next 12 months, we plan to maintain the same strategies. We believe the portfolio will continue to perform well as interest rates remain relatively low. We feel that the portfolio remains an attractive alternative for investors who want to keep their money in a short-term strategy for more than three to six months.


Jerry Pearson, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK SHORT
                        DURATION PORTFOLIO, THE LEHMAN
                    BROTHERS SHORT (1-3) INVESTMENT GRADE
                       DEBT INDEX AND THE 3 MONTH LIBOR
                                     INDEX

                             [GRAPH APPEARS HERE]

CLASS A UNITS   Short Duration   Lehman Brothers   3 Month LIBOR
-----------------------------------------------------------------
  6/2/93          $10,000          $10,000           $10,000
11/30/93           10,173           10,362            10,164
11/30/94           10,543           10,518            10,620
11/30/95           11,191           11,714            11,285
           Past performance is not predictive of future performance.

 Average Annual Total Returns
       For Periods Ended            Class A        Lehman        3 Month
      November 30, 1995:             Units        Brothers        LIBOR
------------------------------------------------------------------------
One Year:                           6.14%         11.37%         6.26%
------------------------------------------------------------------------
Since Commencement on 6/2/93:       4.60%          6.54%         4.96%
------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SHORT-INTERMEDIATE BOND PORTFOLIO

The precipitous decline in interest rates over the past year led to outstanding portfolio returns. Slower economic growth in early 1995 caught most investors off guard and set the stage for a strong rally. Low inflation and the federal government's move toward fiscal responsibility continued to propel the market throughout the year.
  Intermediate maturities saw the largest decline in yield, with decreases over 2%. The corporate bond sector was the period's best-performing sector, while the mortgage-backed securities sector suffered due to an increase in prepayment fears.
  The portfolio's performance lagged behind that of its benchmark somewhat, due to a defensive interest rate posture early in the year. In June, 1995 we adopted a more neutral interest rate posture, which moved the portfolio's duration in line with its benchmark. The portfolio was marginally overweighted in non-Treasuries for the period, which added to the portfolio's relative performance.
  Looking forward, the portfolio is in a normal posture with respect to interest rates. We believe the slow-growth, low inflation, fiscally improving environment will remain for the near term, and this should continue to support bonds. Our yield curve exposure is positioned to benefit from an expected steepening in short- to intermediate-term securities. We continue to maintain a slight overweighting in non-Treasuries, emphasizing mortgage-backed and asset-backed securities with stable average life.


Mark Wirth, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK SHORT-
                      INTERMEDIATE BOND PORTFOLIO VS. THE
                              MERRILL LYNCH 1-5
                          CORPORATE/GOVERNMENT INDEX
-----------------------------------------------------------------------------
                     -.- Short-Intermediate Bond Portfolio
             - -.- - Merrill Lynch 1-5 Corporate/Government Index
-----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                   Short-Intermediate   Merrill Lynch 1-5
----------------------------------------------------------
 1/11/93               $10,000             $10,000
11/30/93                10,590              10,612
11/30/94                10,679              10,567
11/30/95                11,916              11,861
----------------------------------------------------------
Past Performance is not predictive of future performance.

                                                        Merrill Lynch
 Average Annual Total Returns                           1-5 Corporate/
      For Periods Ended                 Class A           Government
      November 30, 1995:                 Units            Bond Index
----------------------------------------------------------------------
One Year:                               11.58%              12.24%
----------------------------------------------------------------------
Since Commencement on 1/11/93:           6.26%               6.09%
----------------------------------------------------------------------

                   Short-Intermediate   Merrill Lynch 1-5
----------------------------------------------------------
 9/14/94               $10,000             $10,000
11/30/94                 9,962               9,928
11/30/95                11,067              11,143
----------------------------------------------------------
Past Performance is not predictive of future performance.

                                                        Merrill Lynch
 Average Annual Total Returns                           1-5 Corporate/
      For Periods Ended                 Class D           Government
      November 30, 1995:                 Units            Bond Index
----------------------------------------------------------------------
One Year:                               11.09%              12.24%
----------------------------------------------------------------------
Since Commencement on 9/14/94:           8.71%               9.34%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO

While the portfolio is limited to investing in U.S. Treasury and government agency securities, we usually emphasize Treasuries because the incremental yield advantage of agencies typically does not compensate investors for the liquidity foregone relative to Treasuries.
  In particular, any additional yield obtained in government portfolios this year was inconsequential when coupled with the relative price gains or losses caused by being on the correct side of the interest rate forecast. Throughout the fiscal year ended November 30, 1995, rates declined between 2.0% and 2.25% in the two- to five-year sector of the market. This dramatic decline caused most bond portfolios to show overall returns that are more traditionally associated with equity products.
  The portfolio's slight underperformance relative to its benchmark index was due primarily to its shorter duration during the first quarter of 1995. With less interest rate sensitivity than the index, the portfolio did not benefit as much when rates declined. However, as the year progressed, we gradually increased the portfolio's duration to a neutral stance in the middle of the year and to a longer posture toward the end of the year. This greater interest rate sensitivity helped the portfolio's performance late in the fiscal year.
  Going forward, we plan to maintain the portfolio's modestly long duration, as we believe that a slowing economy and good news on the U.S. budget front may cause the Federal Reserve to lower short-term rates in early 1996. We will continue to monitor the agency/Treasury relative value tradeoff and add agency exposure where appropriate in order to add incremental yield.

Steve Schafer, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                     U.S. GOVERNMENT SECURITIES PORTFOLIO
                     VS. THE MERRILL LYNCH 1-5 GOVERNMENT
                                     INDEX

                             [GRAPHS APPEAR HERE]

                             U.S. Government               Merrill Lynch 1-5
CLASS A UNITS              Securities Portfolio             Government Index
                           --------------------------------------------------
  4/5/93                        $10,000                          $10,000
11/30/93                         10,300                           10,345
11/30/94                         10,241                           10,293
11/30/95                         11,386                           11,537

           Past performance is not predictive of future performance.

 Average Annual Total Returns                       Merrill Lynch
       For Periods Ended            Class A         1-5 Government
      November 30, 1995:             Units              Index
---------------------------------------------------------------------
 One Year:                          11.18%              12.08%
---------------------------------------------------------------------
 Since Commencement on 4/5/93:       5.01%               5.53%
---------------------------------------------------------------------

CLASS D UNITS                U.S. Government               Merrill Lynch 1-5
                           Securities Portfolio             Government Index
                           --------------------------------------------------
 9/15/94                        $10,000                          $10,000
11/30/94                          9,911                            9,913
11/30/95                         10,968                           11,110

           Past performance is not predictive of future performance.

   Average Annual Total Returns                         Merrill Lynch
        For Periods Ended             Class D           1-5 Government
        November 30, 1995:             Units                Index
-----------------------------------------------------------------------
One Year:                              10.66%               12.08%
-----------------------------------------------------------------------
Since Commencement on 9/15/94:          7.92%                9.09%
-----------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK U.S. TREASURY INDEX PORTFOLIO

The Treasury market showed considerable strength during fiscal year 1995. As interest rates declined throughout the period, yields on Treasury securities fell and prices increased.
  In addition to the favorable interest rate environment, the Treasury market was positively influenced by weak inflation and a slow economy. Later in the year, optimism over a balanced budget contributed to the Treasury market's performance.
  As it is designed to do, the U.S. Treasury Index Portfolio performed in line with the Lehman Brothers Treasury Bond Index during the period from December 1, 1994, to November 30, 1995. We will continue to invest in securities represented by the Index in our effort to provide returns that closely approximate those of the Index.


Richard Steck, Portfolio Manager

                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     U.S. TREASURY INDEX PORTFOLIO VS. THE
                      LEHMAN BROTHERS TREASURY BOND INDEX

                             [GRAPHS APPEAR HERE]

                               U.S. Treasury            Lehman Brothers
CLASS A UNITS                Index Portfolio          Treasury Bond Index
                             --------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         10,994                       11,019
11/30/94                         10,576                       10,625
11/30/95                         12,369                       12,473

           Past performance is not predictive of future performance.

 Average Annual Total Returns                            Lehman Brothers
      For Periods Ended              Class A              U.S. Treasury
      November 30, 1995:              Units                Bond Index
-------------------------------------------------------------------------
One Year:                            16.95%                  17.40%
-------------------------------------------------------------------------
Since Commencement on 1/11/93:        7.64%                   7.95%
-------------------------------------------------------------------------

                               U.S. Treasury            Lehman Brothers
CLASS D UNITS                Index Portfolio          Treasury Bond Index
                             --------------------------------------------------
 11/16/94                       $10,000                      $10,000
 11/30/94                        10,090                       10,100
 11/30/95                        11,712                       11,821

           Past performance is not predictive of future performance.

 Average Annual Total Returns                        Lehman Brothers
       For Periods Ended            Class D           U.S. Treasury
      November 30, 1995:             Units             Bond Index
---------------------------------------------------------------------
One Year:                           16.43%               17.40%
---------------------------------------------------------------------
Since Commencement on 11/16/94:     16.38%               17.48%
---------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
-----------------------------------------
 Principal            Maturity
  Amount         Rate Date          Value
-----------------------------------------
            BOND PORTFOLIO
 ASSET-BACKED SECURITIES--0.9%
 AUTOMOTIVE--0.8%
           General Motors
           Acceptance Corp.
           Class A, Series:
           1993-B
 $ 2,252     4.000%   09/15/98   $  2,224
 HOME EQUITY LOANS--0.1%
           U.S. Home Equity
           Loan, Class A,
           Series: 1991-2
     236     8.500%   04/15/21        240
-----------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $2,488)                  $  2,464
-----------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  4.8%
           Capstead Securities
           Corp.
           Class XII-B, Series:
           1992-XII
 $    64     8.325%   11/25/05   $     64
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Class A-4, Series:
           1991-1*
   7,557     --       01/01/06        410
           DLJ Mortgage
           Acceptance Corp.
   7,760     7.250%   05/25/24      7,789
           DLJ Mortgage
           Acceptance Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security*
   26,842    --       11/25/25      2,776
           GE Capital Mortgage
           Services Inc.
           Class A-13, Series:
           1994-4
   4,637     4.583%   01/25/24      2,782
-----------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $13,526)     $ 13,821
-----------------------------------------
 CORPORATE AND GOVERNMENT BONDS--7.9%
 FINANCIAL--1.8%
           General Motors
           Acceptance Corp.
 $ 4,285     8.875%   06/01/10   $  5,182
 FOREIGN GOVERNMENT BONDS--1.9%
           Ferrovie Dello Stato
           (Italy)
   4,540     9.125%   07/06/09      5,417
 SUPRA-NATIONAL--4.2%
           African Development
           Bank
   4,200     6.875%   10/15/15      4,183
           International
           American Development
           Bank
     200     8.875%   06/01/09        251
   6,400     8.400%   09/01/09      7,751
                                 --------
                                   12,185
-----------------------------------------
 TOTAL CORPORATE AND GOVERNMENT
  BONDS (Cost $21,475)           $ 22,784
-----------------------------------------

           Description
----------------------------------------
 Principal           Maturity
  Amount        Rate Date          Value
----------------------------------------
 U.S. GOVERNMENT AGENCIES--
  22.5%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  22.5%
 FEDERAL HOME LOAN MORTGAGE CORP.
  MULTICLASS--0.0%
           Class 1392-S,
           Series: 1392
 $ 1,915      3.438% 09/15/18   $     63
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SECU-
  RITIES*--0.1%
           Class 204-E,
           Series: 204
      --     --      05/15/23        440
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED SE-
   CURITIES*--5.7%
           Class B, Series:
           G011
     912     --      04/25/23        597
           Class D, Series:
           1571
  13,511     --      08/15/23      8,882
           Class PD, Series:
           1750-C
  10,756     --      03/15/24      7,136
                                --------
                                  16,615
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--5.6%
           Class SA, Series:
           1991-127
     795     11.257% 09/25/98        834
           Class 3-D, Series:
           1990-3
   2,031      8.500% 07/25/18      2,069
           Class C, Series:
           1991-140
   1,692      8.500% 05/25/20      1,696
           Class G, Series:
           1992-73
   7,500      7.500% 04/25/21      7,674
           Class SB, Series:
           1994-59
   6,364      2.484% 03/25/24      3,877
                                --------
                                  16,150
 FEDERAL NATIONAL MORTGAGE AS-
  SOCIATION REMIC TRUST
  INTEREST ONLY STRIPPED SECU-
  RITIES*--0.1%
           Class S, Series: G-
           12
      --     --      05/25/21        579

 FEDERAL NATIONAL MORTGAGE AS-
  SOCIATION REMIC TRUST PRIN-
  CIPAL ONLY STRIPPED SECURI-
  TIES*--11.0%
           Class B, Series:
           1993-161
   7,873     --      10/25/18      7,285
           Class C, Series:
           1989-16
     263     --      03/25/19        259
           Class D, Series:
           1993-132
   2,194     --      10/25/22      1,552

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
-------------------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
-------------------------------------------------
       BOND PORTFOLIO--CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST
 PRINCIPAL ONLY STRIPPED SECURITIES*--CONTINUED
           Class B, Series:
           1993-146
 $ 7,780     --     05/25/23   $  7,288
           Class B, Series:
           1993-253
   8,575     --     02/25/23      7,518
           Class G, Series:
           1994-9
   3,126     --     11/25/23      2,902
           Class C, Series:
           1994-25
   6,612     --     11/25/23      4,742
                               --------
                                 31,546
-------------------------------------------------
 MORTGAGE-BACKED SECURITY--
  0.0%
 FEDERAL HOME LOAN MORTGAGE
  CORP.
 $     2     6.500% 06/01/04    $     2
-------------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $56,397)                $65,395
-------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--39.8%
 U.S. TREASURY NOTES--20.1%
 $ 1,825     7.375% 05/15/96   $  1,840
  11,485     7.625% 05/31/96     11,603
   4,495     7.875% 07/31/96      4,565
   7,000     7.250% 11/15/96      7,116
   7,310     6.750% 02/28/97      7,428
   6,600     6.750% 05/31/99      6,859
  18,145     6.875% 08/31/99     18,970
                               --------
                                 58,381
 U.S. TREASURY BONDS--19.7%
   5,090     9.375% 02/15/06      6,468
   1,000     8.000% 11/15/21      1,221
  27,500     7.125% 02/15/23     30,611
  15,845     7.625% 02/15/25     18,848
                               --------
                                 57,148
-------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $111,376)              $115,529
-------------------------------------------------
 FLOATING RATE BANK NOTES--
  12.6%
           Bergen Bank
 $ 8,745     6.000% 02/29/96   $  6,798
           Hong Kong and
           Shanghai Bank
   7,515     6.250% 02/23/96      5,952

           Description
---------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
---------------------------------------
           Lloyds Bank PLC
 $11,450     6.250% 06/13/96   $  9,504
           National Australia
           Bank
   3,150     6.150% 04/15/96      2,678
           National
           Westminster Bank
  13,800     6.000% 02/29/96     11,558
---------------------------------------
 TOTAL FLOATING RATE BANK
  NOTES
  (Cost $37,081)               $ 36,490
---------------------------------------
 EURODOLLAR TIME DEPOSIT--
  10.3%
           Landesbank,
           Hessenthuringen
           Girozentrale
 $30,023     5.938% 12/01/95   $ 30,023
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $30,023)               $ 30,023
---------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $272,366)              $286,506
---------------------------------------
 Other assets, less
  liabilities--1.2%               3,619
---------------------------------------
 NET ASSETS--100.0%            $290,125
---------------------------------------
---------------------------------------

*At November 30, 1995, yields on these securities ranged from approximately 5.00% to 15.00%. Refer to notes to statements of investments for a discussion of stripped securities.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                   Description
------------------------------------------------
 Principal Amount/            Maturity
  Local Currency         Rate Date         Value
------------------------------------------------
     INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--96.1%
 AUSTRALIAN DOLLAR--6.2%
                   Commonwealth of
                   Australia
     1,580           10.000%  10/15/02   $ 1,297
                   Province of
                   Queensland--Treasury
       950            8.000%  05/14/97       713
                                         -------
                                           2,010
 BELGIAN FRANC--1.9%
                   Kingdom of Belgium
    16,000           10.000%  08/02/00       637
 BRITISH POUND STERLING--10.0%
                   Abbey National PLC
       825            6.000%  08/10/99     1,215
                   Treasury of United
                   Kingdom
     1,295            8.000%  06/10/03     2,050
                                         -------
                                           3,265
 CANADIAN DOLLAR--8.2%
                   Dominion of Canada
     1,075            7.500%  12/01/03       810
                   Province of Ontario
     1,050            7.250%  09/27/05       749
                   Province of Quebec
     1,325           10.250%  10/15/01     1,105
                                         -------
                                           2,664
 DANISH KRONE--5.7%
                   Kingdom of Denmark
    10,100            8.000%  03/15/06     1,876
 FRENCH FRANC--9.2%
                   Electricite de
                   France
     6,200            8.600%  04/09/04     1,369
                   Republic of France
     3,000            8.500%  03/12/97       622
     4,600            8.250%  02/27/04     1,007
                                         -------
                                           2,998
 GERMAN MARK--18.2%
                   Federal Republic of
                   Germany
     3,025            7.500%  11/11/04     2,274

                   Description
------------------------------------------------
 Principal Amount/            Maturity
  Local Currency         Rate Date         Value
------------------------------------------------
                   LKB Global Bond
     1,500            6.000%  05/10/99   $ 1,079
                   Republic of Austria
     1,670            8.000%  01/30/02     1,280
                   Republic of Finland
     1,920            5.500%  02/09/01     1,331
                                         -------
                                           5,964
 ITALIAN LIRA--9.4%
                   Republic of Italy
 1,415,000            8.500%  04/01/99       830
 3,870,000            8.500%  08/01/99     2,248
                                         -------
                                           3,078
 JAPANESE YEN--15.9%
                   Asian Development
                   Bank
    90,000            5.000%  02/05/03     1,018
                   European Bank for
                   Reconstruction and
                   Development
    95,000            5.875%  11/26/99     1,098
                   International Bank
                   for
                   Reconstruction and
                   Development
   100,000            4.500%  03/20/03     1,117
                   Japan Development
                   Bank
   160,000            6.500%  09/20/01     1,957
                                         -------
                                           5,190
 NETHERLANDS GUILDER--3.6%
                   Kingdom of the
                   Netherlands
     1,675            8.500%  03/15/01     1,183
 SPANISH PESETA--4.1%
                   Kingdom of Spain
    35,000           11.450%  08/30/98       296
   120,000           11.300%  01/15/02     1,030
                                         -------
                                           1,326
 SWEDISH KRONA--3.7%
                   Kingdom of Sweden
     7,400           10.250%  05/05/03     1,222
------------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (Cost $28,825)                         $31,413
------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
---------------------------------------
 Principal         Maturity
  Amount      Rate Date         Value
---------------------------------------
INTERNATIONAL BOND PORTFOLIO--CONTINUED
 EURODOLLAR TIME DEPOSIT--
  0.2%
 UNITED STATES DOLLAR
           Landesbank,
           Hessenthuringen
           Girozentrale
 $    58    5.938% 12/01/95   $    58
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $58)                  $    58
---------------------------------------
 TOTAL INVESTMENTS--96.3%
  (Cost $28,883)              $31,471
---------------------------------------
 Other assets, less liabili-
  ties--3.7%                    1,211
---------------------------------------
 NET ASSETS--100.0%           $32,682
---------------------------------------
---------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------
       SHORT DURATION PORTFOLIO
 ASSET-BACKED SECURITIES--10.9%
           Bristol Oaks L.P.
           Receivables Master
           Trust, Series: 94-
           1A
 $1,944      6.464% 07/10/99   $ 1,944
           Wachovia Credit
           Card Master Trust,
           Series: 95-1A
  3,000      6.045% 03/15/03     2,994
--------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $4,942)                $ 4,938
--------------------------------------
 BANKERS ACCEPTANCES--4.4%
           NationsBank,
           Georgia
 $1,000      6.000% 12/11/95   $ 1,000
           NationsBank, Texas
  1,000      6.000% 12/11/95     1,000
--------------------------------------
 TOTAL BANKERS ACCEPTANCES
  (Cost $2,000)                $ 2,000
--------------------------------------
 COMMERCIAL PAPER--80.5%
           American Honda
           Finance Corp.
 $  500      5.789% 12/06/95   $   499
           American Telephone
           & Telegraph Co.
  1,000      5.790% 04/18/96       978
           BMW U.S. Capital
           Corp.
  1,000      5.732% 12/19/95       997
           Caterpillar
           Financial
           Australia Ltd.
  1,000      5.771% 12/04/95       999
           Central Hispano
           North American
           Capital Corp.
  1,000      5.732% 12/19/95       997
           Coca Cola
           Enterprises, Inc.
  1,000      5.736% 12/22/95       996
           Cooperative
           Association of
           Tractor Dealers
    625      5.868% 01/18/96       620
           Copley Financing
           Corp.
  1,000      5.841% 12/21/95       997
           Countrywide
           Funding Corp.
    593      5.915% 12/12/95       592
  1,000      5.841% 12/14/95       998
           CSW Credit, Inc.
  1,000      5.778% 02/14/96       988
           Equitable of Iowa
           Cos.
  1,000      5.875% 12/01/95     1,000
  1,000      5.858% 12/27/95       996

           Description
--------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------
           Falcon Asset
           Securitization
           Corp.
 $  300      5.817% 12/05/95   $   300
           Ford Motor Credit
           Corp.
  1,000      5.730% 12/13/95       998
           GTE Finance Corp.
  2,000      5.838% 12/18/95     1,994
           ITT Corp.
  2,000      5.904% 12/01/95     2,000
           Kellogg Co.
  1,000      5.778% 12/29/95       995
           Merrill Lynch &
           Co.
  1,000      5.827% 01/30/96       990
  1,000      5.802% 03/01/96       985
           Nationwide Rural
           Utilities
           Cooperative
           Finance Corp.
    400      5.770% 12/20/95       399
           Orix America, Inc.
    480      5.877% 12/15/95       479
           PacifiCorp
    556      5.813% 12/01/95       556
           Philip Morris
           Cos., Inc.
    810      5.811% 12/11/95       809
           Quaker Oats Co.
  1,000      5.916% 12/14/95       998
           Renault Credit
           International
  1,000      5.805% 12/27/95       996
           Sears Roebuck
           Acceptance Corp.
  1,000      5.835% 12/07/95       999
           Spiegel Funding
           Corp.
  2,000      5.832% 12/11/95     1,996
           Spintab
           AB/Swedmortgage
  1,000      5.827% 04/17/96       978
           Kingdom of Sweden
    825      5.803% 03/25/96       810
           Thames Asset
           Global
           Securitization No.
           1, Inc.
    657      5.862% 12/12/95       656
           Tri-Lateral
           Capital (USA),
           Inc.
    572      6.167% 01/31/96       566
  1,000      6.091% 02/15/96       988
  1,000      6.093% 02/21/96       987
           U.S. West
           Communications,
           Inc.
    900      5.824% 12/13/95       898

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
---------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
---------------------------------------------------------
                      SHORT DURATION PORTFOLIO--CONTINUED
 COMMERCIAL PAPER--CONTINUED
           WCP Funding Inc.
 $ 1,500     5.757% 12/06/95   $ 1,499
           Whirlpool
           Financial Corp.
   1,117     5.822% 12/20/95     1,113
           Woolwich Building
           Society
   1,000     5.804% 04/02/96       981
---------------------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $36,631)               $36,627
---------------------------------------------------------
 DOMESTIC TIME DEPOSITS--6.6%
           Dai-Ichi Kangyo
           Bank, New York
 $ 1,000     5.890% 12/18/95   $ 1,000
           Mitsubishi Bank
           Ltd, New York
   1,000     5.910% 12/29/95     1,000
           Monte Dei Paschi
           di Siena, New York
   1,000     5.800% 02/21/96     1,000
---------------------------------------------------------
 TOTAL DOMESTIC TIME DEPOSIT
  (Cost $3,000)                $ 3,000
---------------------------------------------------------
 EURODOLLAR TIME DEPOSITS--2.5%
           Bank of Tokyo,
           London
 $ 1,000     5.880% 12/29/95   $ 1,000
           Midland Bank PLC,
           Grand Cayman
    128      5.937% 12/01/95       128
---------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSITS
  (Cost $1,128)                $ 1,128
---------------------------------------------------------
 FLOATING RATE NOTES--10.9%
           General Motors
           Acceptance Corp.
 $ 3,000     5.950% 11/07/97   $ 2,974
           International
           Lease Finance
           Corp.
   2,000     6.138% 07/15/99     2,000
---------------------------------------------------------
 TOTAL FLOATING RATE NOTES
  (Cost $4,996)                $ 4,974
---------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--11.1%
 U.S. TREASURY NOTE--11.1%
 $ 5,000     5.875% 08/15/98   $ 5,057
---------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $5,044)                $ 5,057
---------------------------------------------------------

           Description
-----------------------------------------------------------
 Principal                     Maturity
  Amount                  Rate Date                   Value
-----------------------------------------------------------
 REPURCHASE AGREEMENTS--44.0%
           SBC Capital Markets, Dated 11/30/95,
           Repurchase Price $10,002
           (Colld. by U.S. Government
           Securities)
 $10,000     5.930%            12/01/95             $10,000
           UBS Securities, Inc., Dated 11/30/95,
           Repurchase Price $10,002
           (Colld. by U.S. Government
           Securities)
  10,000     5.920%            12/01/95              10,000
-----------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
  (Cost $20,000)                                    $20,000
-----------------------------------------------------------
 TOTAL INVESTMENTS--170.9%
  (Cost $77,741)                                    $77,724
-----------------------------------------------------------

Liabilities, less other assets--(70.9)%                                                   (32,251)
--------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                        $45,473
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER INDUSTRY CONCENTRATIONS:

                                                              Percentage
Industry                                                     of Net Assets
--------------------------------------------------------------------------
Asset-Backed Securities                                          11.8%
Communications                                                    8.5
Construction and Industrial Machines and Computer Equipment       2.2
Electronic and Other Electric Components                          2.4
Executive, Legislative and General Government                     1.8
Food and Kindred Products                                         9.8
Foreign Depository Institutions                                   5.4
Gas and Combined Utilities                                        1.2
General Merchandise Stores                                        2.2
Holding and Other Investment Companies                            4.3
Insurance Carriers                                               11.0
Nondepository Business Credit Institutions                        4.4
Nondepository Personal Credit Institutions                        3.5
Security and Commodity Broker/Dealers                             4.3
Transportation Equipment                                          7.7
--------------------------------------------------------------------------
Total                                                            80.5%
--------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
   SHORT-INTERMEDIATE BOND PORTFOLIO
ASSET-BACKED SECURITIES--11.6%
AUTOMOTIVE--11.6%
           General Motors
           Acceptance Corp.
           Grantor Trust
 $  188      5.550% 05/15/97   $   188
    477      4.750% 08/15/97       474
           Olympic Automobile
           Receivables Trust
  4,000      5.950% 11/15/99     4,014
  4,163      7.875% 07/15/01     4,292
           Premier Auto Trust
  4,974      4.750% 02/02/00     4,924
           Western Financial
           Automobile Loan
           Trust
    193      6.750% 01/01/97       193
  1,638      4.700% 01/01/98     1,621
  2,648      7.100% 01/01/00     2,680
--------------------------------------
 TOTAL ASSET-BACKED SECURI-
  TIES
  (Cost $18,367)               $18,386
--------------------------------------
 COLLATERALIZED MORTGAGE
  OBLIGATION--2.1%
           DLJ Mortgage
           Acceptance Corp.
 $3,337      7.250% 05/25/24   $ 3,349
--------------------------------------
 TOTAL COLLATERALIZED MORT-
  GAGE
  OBLIGATION (Cost $3,275)     $ 3,349
--------------------------------------
 CORPORATE OBLIGATIONS--7.0%
 BROKERAGE SERVICES--1.3%
           Salomon Brothers
           Inc. Medium Term
           Notes
 $2,000      5.700% 02/11/98   $ 1,969
 FINANCIAL--5.7%
           Associates Corp.
           of North America
  1,795      4.750% 08/01/96     1,782
           Greyhound
           Financial Corp.
  3,590      8.250% 03/11/97     3,686
           Transamerica
           Financial Group,
           Inc.
  3,565      8.550% 06/15/96     3,613
                               -------
                                 9,081
--------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $11,050)               $11,050
--------------------------------------

           Description
------------------------------------------------
 Principal              Maturity
 Amount            Rate Date               Value
------------------------------------------------
 U.S. GOVERNMENT AGENCIES--10.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS--10.2%
 FEDERAL HOME LOAN MORTGAGE ASSOCIA-
  TION
  REMIC TRUST PRINCIPAL ONLY*--3.7%
           Class BA, Series: 1571
 $6,660      --         04/15/19          $5,992
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST PRINCIPAL ONLY*--6.5%
           Class A, Series: 1195-11
  6,000      --         01/25/24           4,309
           Class B, Series: 1993-161
  1,968      --         10/25/18           1,821
           Class B, Series: 1993-146
  1,300      --         05/25/23           1,218
           Class G, Series: 1994-9
  3,126      --         11/25/23           2,902
                                       ---------
                                          10,250
------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $14,429)                         $16,242
------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--63.8%
 U.S. TREASURY NOTES--63.8%
 $4,845      7.375%     05/15/96          $4,886
  1,750      7.250%     08/31/96           1,772
  7,325      7.250%     11/15/96           7,446
  9,565      6.750%     02/28/97           9,719
 12,000      5.125%     03/31/98          11,929
  8,000      5.375%     05/31/98           7,991
  2,000      5.125%     11/30/98           1,983
 42,600      6.750%     05/31/99          44,272
 10,675      6.875%     08/31/99          11,160
------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $99,589)                        $101,158
------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
---------------------------------------
 Principal          Maturity
 Amount        Rate Date          Value
---------------------------------------
 EURODOLLAR TIME DEPOSIT--
  4.8%
           Landesbank,
           Hessenthuringen
           Girozentrale
 $7,663      5.938% 12/01/95   $  7,663
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $7,663)                $  7,663
---------------------------------------
 TOTAL INVESTMENTS--99.5%
  (Cost $154,373)              $157,848
---------------------------------------
 Other assets, less
  liabilities--0.5%                 843
---------------------------------------
 NET ASSETS--100.0%            $158,691
---------------------------------------
---------------------------------------

*At November 30, 1995, the yields on these securities ranged from 5.00% to 8.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------
 Principal                  Maturity
 Amount                Rate Date        Value
----------------------------------------------
 U.S. GOVERNMENT SECURITIES PORTFOLIO
U.S. GOVERNMENT AGENCIES--11.7%
COLLATERALIZED MORTGAGE OBLIGATIONS--6.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
           Class F, Series: 1230
 $  700      6.500%         05/15/04   $  700
           Class F, Series: 1520
    750      5.650%         09/15/04      742
                                       ------
                                        1,442
FEDERAL NATIONAL MORTGAGE ASSOCIATION
REMIC TRUST--3.8%
           Class 14-F, Series: 1988-
           14
    452      9.200%         12/25/17      468
           Class E, Series: 1992-200
  1,000      6.250%         06/25/17      997
           Class A, Series: 1995-11*
    925      Principal Only 01/25/24      664
                                       ------
                                        2,129
MORTGAGE-BACKED SECURITIES--1.8%
FEDERAL HOME LOAN MORTGAGE ASSOCIATION--1.7%
           Pool #410092
    924      6.997%         11/01/24      941

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
           Pool #155756
     13      8.500%         06/15/01       14
           Pool #688
     20     10.000%         12/20/01       21
           Pool #183678
     18      8.500%         05/15/02       19
                                       ------
                                           54

AGENCY OBLIGATIONS--3.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
    500      7.130%         06/30/05      509
TENNESSEE VALLEY AUTHORITY NOTE--2.7%
  1,500      6.235%         07/15/45    1,540
                                       ------
                                        2,049
----------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $6,455)                        $6,615
----------------------------------------------

                   Description
------------------------------------------------------
 Principal                          Maturity
 Amount                        Rate Date         Value
------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--83.5%
U.S. TREASURY NOTES--83.5%
 $14,150             6.750%         02/28/97   $14,378
  10,000             7.250%         02/15/98    10,373
   2,800             7.000%         04/15/99     2,929
   3,000             6.750%         05/31/99     3,118
  15,000             7.500%         10/31/99    16,029
     250             7.500%         11/15/01       274
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $46,711)                               $47,101
------------------------------------------------------
 SHORT TERM INVESTMENT--3.6%
                   Federal Home Loan Bank
                    Discount Note
 $2,015              5.790%         12/01/95   $ 2,015
------------------------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $2,015)                                $ 2,015
------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $55,181)                               $55,731
------------------------------------------------------

Other assets, less liabilities--1.2%                                       665
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                     $56,396
------------------------------------------------------------------------------
------------------------------------------------------------------------------

*The yield on this security was 7.93% at November 30, 1995. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
     U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGA-
  TIONS--97.1%
 U.S. TREASURY NOTES--58.7%
 $1,800      6.875% 03/31/97   $ 1,834
  1,400      5.500% 07/31/97     1,403
  1,115      9.250% 08/15/98     1,221
  1,500      5.000% 01/31/99     1,479
  1,600      5.250% 02/28/99     1,602
    200      7.875% 11/15/99       217
  1,700      6.375% 01/15/00     1,752
  1,000      6.250% 02/15/03     1,033
                               -------
                                10,541
 U.S. TREASURY BONDS--33.2%
    435     13.875% 05/15/11       701
    660     14.000% 11/15/11     1,083
    590     13.250% 05/15/14       974
    535      7.250% 05/15/16       598
    900      8.125% 05/15/21     1,111
  1,500      6.250% 08/15/23     1,500
                               -------
                                 5,967
 U.S. TREASURY INTEREST ONLY STRIPPED
  SECURITIES*--5.2%
    530        --   05/15/97       491
    475        --   08/15/97       434
                               -------
                                   925
--------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $16,637)               $17,433
--------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
 SHORT TERM INVESTMENT--1.6%
           Federal Home Loan
           Bank Discount Note
 $  290      5.790% 12/01/95   $   290
--------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $290)                  $   290
--------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $16,927)               $17,723
--------------------------------------
 Other assets, less liabili-
  ties--1.3%                       237
--------------------------------------
 NET ASSETS--100.0%            $17,960
--------------------------------------
--------------------------------------

*At November 30, 1995, the yield on these securities was approximately 5.56%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO STATEMENTS OF INVESTMENTS
November 30, 1995
--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

--Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities varies inversely with changes in interest rates.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                                                Short-       U.S.      U.S.
                                     International   Short   Intermediate Government Treasury
                            Bond         Bond      Duration      Bond     Securities   Index
                          Portfolio    Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $272,366      $28,883     $57,741    $154,373    $55,181    $16,927
Repurchase agreements,
at cost                         --           --      20,000          --         --         --
----------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $286,506      $31,471     $57,724    $157,848    $55,731    $17,723
Repurchase agreements,
at value                        --           --      20,000          --         --         --
Cash                           229          100          --           2          3          6
Receivables:
 Interest                    3,013        1,014         234         903        651        227
 Foreign tax reclaims           --           62          --          --         --         --
 Fund units sold               679           --          --          15         --         --
 Administrator                   9            4          18           7          6          6
Deferred organization
costs, net                      29           54          49          29         31         28
Other assets                     6           11          10           4          1          1
----------------------------------------------------------------------------------------------
TOTAL ASSETS               290,471       32,716      78,035     158,808     56,423     17,991
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed           243           --      31,500          46         --         17
 Investment securities
 purchased                      --           --         978          --         --         --
 Distributions to
 unitholders                    --           --          36          --         --         --
Accrued expenses:
 Advisory fees                  59           19          10          33         11          2
 Administration fees            24            3          16          13          4          2
 Custodian fees                  3            4          11           3          4          3
 Transfer agent fees             3           --           1           1          1         --
Other liabilities               14            8          10          21          7          7
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES              346           34      32,562         117         27         31
----------------------------------------------------------------------------------------------
NET ASSETS                $290,125      $32,682     $45,473    $158,691    $56,396    $17,960
----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $281,258      $30,112     $46,066    $155,142    $56,031    $18,233
Accumulated undistrib-
 uted net investment in-
 come                           --           36          35         206         75         21
Accumulated net realized
 gain (loss) on
 investments and foreign
 currency transactions      (5,273)         (43)       (611)       (132)      (260)    (1,090)
Net unrealized apprecia-
tion (depreciation) on
investments                 14,140        2,588         (17)      3,475        550        796
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --          (11)         --          --         --         --
----------------------------------------------------------------------------------------------
NET ASSETS                $290,125      $32,682     $45,473    $158,691    $56,396    $17,960
----------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    13,661        1,503       4,554       7,655      2,805        851
 Class C                       177           --          --          --         --         --
 Class D                         6            1          --           1          3         14
----------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.96      $ 21.74     $  9.99    $  20.73    $ 20.08    $ 20.78
 Class C                  $  20.96           --          --          --         --         --
 Class D                  $  20.94      $ 21.74          --    $  20.71    $ 20.04    $ 20.75
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(Amounts in thousands)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $16,703     $2,206(a)   $4,377     $ 6,712      $1,800    $1,760
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,592        289         290         732         187       131
Administration fees            499         80         181         283          78        82
Custodian fees                  35         47          48          25          24        23
Transfer agent fees             28          3           1          12           3         3
Registration fees               30         18          27          27          19        25
Professional fees               16          1          --           5           4         3
Trustee fees                     7          2          --           3           2         2
Amortization of deferred
 organization costs             13         16          20          13          13        13
Other                           15         17           9          15          11        11
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               2,235        473         576       1,115         341       293
Less: Voluntary waivers
 of investment advisory
 and administration fees    (1,163)      (112)       (181)       (588)       (156)     (131)
Less: Expenses reimburs-
 able by Administrator        (113)       (53)       (214)        (87)        (73)      (77)
---------------------------------------------------------------------------------------------
Net expenses                   959        308         181         440         112        85
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       15,744      1,898       4,196       6,272       1,688     1,675
Net realized gain (loss)
 on:
 Investments transac-
  tions                      1,622        708         (41)        735          60       823
 Foreign currency trans-
  actions                       --         23          --          --          --        --
Net change in unrealized
 appreciation on
 investments                34,676      2,711         161       6,055       1,548     3,234
Net change in unrealized
 loss on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies             --        (11)         --          --          --        --
---------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $52,042     $5,329      $4,316     $13,062      $3,296    $5,732
---------------------------------------------------------------------------------------------

(a) Net of $24 in non-reclaimable foreign withholding taxes.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                                               Bond           International
                                            Portfolio        Bond Portfolio
                                        -------------------  ----------------
                                                                       1994
                                          1995      1994      1995      (a)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $ 15,744  $  17,760  $ 1,898  $ 1,030
 Net realized gain (loss) on:
  Investments                              1,622     (7,342)     708       45
  Foreign currency transactions               --         --       23       33
 Net change in unrealized appreciation
  (depreciation) on investments           34,676    (20,257)   2,711     (123)
 Net change in unrealized loss on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                  --         --      (11)      --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                52,042     (9,839)   5,329      985
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                   (15,211)   (18,190)  (2,605)  (1,139)
 Net realized gain on investment
  transactions                                --     (1,813)      --       --
 Return of capital                          (347)      (147)      --       --
------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (15,558)   (20,150)  (2,605)  (1,139)
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                       (82)        --       --       --
 Return of capital                            (2)        --       --       --
------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                 (84)        --       --       --
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                        (4)        --       --       --
------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                  (4)        --       --       --
------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          65,433    140,320    6,142   27,325
 Reinvested distributions                 13,688     18,951    2,073    1,009
 Cost of units redeemed                  (86,462)  (117,004)  (5,213)  (1,233)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit
 transactions                             (7,341)    42,267    3,002   27,101
------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units           4,059         --       --       --
 Reinvested distributions                     84         --       --       --
 Cost of units redeemed                     (574)        --       --       --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions            3,569         --       --       --
------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             100         16        9       --
 Reinvested distributions                      4         --       --       --
 Cost of units redeemed                       (9)        --       --       --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions               95         16        9       --
------------------------------------------------------------------------------
Net increase (decrease)                   32,719     12,294    5,735   26,947
Net assets--beginning of period          257,406    245,112   26,947       --
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $290,125  $ 257,406  $32,682  $26,947
------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:    $     --  $      --  $    36  $    36
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Short Duration      Short-Intermediate       U.S. Government        U.S. Treasury
    Portfolio           Bond Portfolio      Securities Portfolio     Index Portfolio
--------------------  --------------------  ----------------------  ------------------
  1995       1994       1995       1994        1995        1994       1995      1994
---------------------------------------------------------------------------------------
$  4,196   $   6,043  $   6,272  $   5,035  $    1,688  $    1,254  $  1,675  $  3,128
     (41)       (570)       735       (820)         60        (294)      823    (1,913)
      --          --         --         --          --          --        --        --
     161         (61)     6,055     (3,349)      1,548      (1,070)    3,234    (3,810)
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
   4,316       5,412     13,062        866       3,296        (110)    5,732    (2,595)
---------------------------------------------------------------------------------------
  (4,196)     (6,008)    (6,177)    (5,036)     (1,644)     (1,251)   (1,700)   (3,160)
      --         (86)        --         --          --          --        --    (1,248)
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
  (4,196)     (6,094)    (6,177)    (5,036)     (1,644)     (1,251)   (1,700)   (4,408)
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         (1)        --          (2)         --        (4)       --
---------------------------------------------------------------------------------------
      --          --         (1)        --          (2)         --        (4)       --
---------------------------------------------------------------------------------------
  48,728      55,756     84,233     28,699      58,790      16,317    14,609     4,736
   3,722       5,376      5,697      4,611       1,508       1,165     1,392     3,934
 (96,900)   (157,412)   (34,345)   (40,481)    (30,910)    (23,308)  (39,656)  (35,818)
---------------------------------------------------------------------------------------
 (44,450)    (96,280)    55,585     (7,171)     29,388      (5,826)  (23,655)  (27,148)
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         12          1          55          14       281        --
      --          --         --         --           2          --         4        --
      --          --         --         --          (5)         --        (3)       --
---------------------------------------------------------------------------------------
      --          --         12          1          52          14       282        --
---------------------------------------------------------------------------------------
 (44,330)    (96,962)    62,481    (11,340)     31,090      (7,173)  (19,345)  (34,151)
  89,803     186,765     96,210    107,550      25,306      32,479    37,305    71,456
---------------------------------------------------------------------------------------
$ 45,473   $  89,803  $ 158,691  $  96,210  $   56,396  $   25,306  $ 17,960  $ 37,305
---------------------------------------------------------------------------------------
$     35   $      35  $     206  $     112  $       75  $       33  $     21  $     50
---------------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                            Bond Portfolio
                          --------------------------------------------------------  -----------------------
                                   Class A               Class C      Class D
                          -----------------------------  -------- ----------------
                            1995      1994     1993 (a)  1995 (b)  1995   1994 (c)
------------------------- --------  --------   --------  -------- ------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  18.29  $  20.70   $  20.00   $20.21  $18.29   $18.77
Income from investment
 operations:
 Net investment income        1.17      1.42       1.42     0.47    1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments              2.66     (2.21)      0.66     0.74    2.66    (0.48)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.83     (0.79)      2.08     1.21    3.74    (0.20)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.14)    (1.46)     (1.38)   (0.45)  (1.09)   (0.28)
 Net realized gain on in-
  vestments                     --     (0.15)        --       --      --       --
 Return of capital           (0.02)    (0.01)        --    (0.01)     --       --
-----------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.62)     (1.38)   (0.46)  (1.09)   (0.28)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.67     (2.41)      0.70     0.75    2.65    (0.48)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.96  $  18.29   $  20.70   $20.96  $20.94   $18.29
-----------------------------------------------------------------------------------------------------------
Total return (d)             21.55%    (4.04)%    10.61%    5.92%  21.06%   (0.91)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waivers
  and reimbursements          0.36%     0.36%      0.36%    0.60%   0.75%    0.75%
 Expenses, before waivers
  and reimbursements          0.84%     0.87%      0.92%    1.08%   1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                5.94%     7.31%      7.84%    5.59%   5.48%    6.31%
 Net investment income,
  before waivers and re-
  imbursements                5.46%     6.80%      7.28%    5.11%   5.00%    5.80%
Portfolio turnover rate      74.19%   103.09%     89.06%   74.19%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $286,301  $257,391   $245,112   $3,704  $  120   $   15
-----------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             International Bond
                                  Portfolio             Short Duration Portfolio
                          ---------------------------  ----------------------------
                              Class A        Class D            Class A
                          -----------------  --------  ----------------------------
                           1995    1994 (a)  1995 (b)    1995      1994    1993 (c)
------------------------  -------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 19.93  $ 20.00    $22.17   $   9.97  $  10.03  $  10.00
Income from investment
 operations:
 Net investment income       1.26     0.79      0.02       0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions               2.28     0.01     (0.08)      0.01     (0.05)     0.03
------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       3.54     0.80     (0.06)      0.60      0.35      0.17
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.73)   (0.87)    (0.37)     (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments                  --       --        --         --     (0.01)       --
------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.73)   (0.87)    (0.37)     (0.58)    (0.41)    (0.14)
------------------------------------------------------------------------------------
Net increase (decrease)      1.81    (0.07)    (0.43)      0.02     (0.06)     0.03
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 21.74  $ 19.93    $21.74   $   9.99  $   9.97  $  10.03
------------------------------------------------------------------------------------
Total return (e)            18.20%    4.03%    (0.78)%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of: (f)
 Expenses, net of waiv-
  ers and reimbursements     0.96%    0.96%     1.35%      0.25%     0.25%     0.32%
 Expenses, before waiv-
  ers and reimbursements     1.47%    1.49%     1.86%      0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and re-
  imbursements               5.92%    5.93%     3.26%      5.80%     3.93%     3.00%
 Net investment income,
  before waivers and re-
  imbursements               5.41%    5.40%     2.75%      5.25%     3.41%     2.82%
Portfolio turnover rate     54.46%   88.65%    54.46%  1,272.21% 1,364.00%   434.32%
Net assets at end of pe-
 riod (in thousands)      $32,673  $26,947    $    9   $ 45,473  $ 89,803  $186,765
------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 22, 1995.
(c) Commenced investment operations on June 2, 1993.
(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(f) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                     Short-Intermediate Bond Portfolio
                                 ---------------------------------------------
                                          Class A                 Class D
                                 ---------------------------  ----------------
                                   1995     1994    1993 (a)   1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $  19.53  $ 20.33  $  20.00  $19.53   $19.80
Income from investment opera-
 tions:
 Net investment income               1.02     0.97      0.85    0.94     0.23
 Net realized and unrealized
  gain (loss) on investments         1.19    (0.80)     0.31    1.18    (0.27)
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                 2.21     0.17      1.16    2.12    (0.04)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income              (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                        (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)              1.20    (0.80)     0.33    1.18    (0.27)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $  20.73  $ 19.53  $  20.33  $20.71   $19.53
-------------------------------------------------------------------------------
Total return (c)                    11.58%    0.84%     5.90%  11.09%   (0.38)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and
  reimbursements                     0.36%    0.36%     0.36%   0.75%    0.75%
 Expenses, before waivers and
  reimbursements                     0.91%    0.95%     1.00%   1.30%    1.34%
 Net investment income, net of
  waivers and reimbursements         5.14%    4.84%     4.79%   4.85%    4.42%
 Net investment income, before
  waivers and reimbursements         4.59%    4.25%     4.15%   4.30%    3.83%
Portfolio turnover rate             54.68%   48.67%    19.48%  54.68%   48.67%
Net assets at end of period (in
 thousands)                      $158,678  $96,209  $107,550  $   13   $    1
-------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                      U.S. Government Securities Portfolio
                                     -------------------------------------------
                                             Class A                Class D
                                     --------------------------  ---------------
                                                         1993
                                      1995     1994       (a)     1995   1994(b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                                $ 19.05  $ 20.07   $ 20.00  $19.05  $19.43
Income from investment operations:
 Net investment income                  1.05     0.91      0.55    0.96    0.22
 Net realized and unrealized gain
  (loss) on
  investments                           1.02    (1.02)     0.05    1.00   (0.38)
--------------------------------------------------------------------------------
Total income (loss) from investment
 operations                             2.07    (0.11)     0.60    1.96   (0.16)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                 (1.04)   (0.91)    (0.53)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Total distributions to unitholders     (1.04)   (0.91)    (0.53)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)                 1.03    (1.02)     0.07    0.99   (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period       $ 20.08  $ 19.05   $ 20.07  $20.04  $19.05
--------------------------------------------------------------------------------
Total return (c)                       11.18%   (0.57)%    3.00%  10.66%  (.89)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                            0.36%    0.36%     0.43%   0.75%   0.75%
 Expenses, before waivers and
  reimbursements                        1.09%    1.12%     1.18%   1.48%   1.51%
 Net investment income, net of
  waivers and reimbursements            5.43%    4.62%     4.18%   5.08%   4.65%
 Net investment income, before
  waivers and reimbursements            4.70%    3.86%     3.43%   4.35%   3.89%
Portfolio turnover rate               141.14%   45.55%    20.59% 141.14%  45.55%
Net assets at end of period (in
 thousands)                          $56,329  $25,293   $32,479  $   67  $   13
--------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.
(b) Class D units were issued on September 15, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                        U.S. Treasury Index Portfolio
                                   ---------------------------------------------
                                           Class A                  Class D
                                   ---------------------------  ----------------
                                    1995     1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 18.77  $ 21.05   $ 20.00   $18.77   $18.80
Income from investment opera-
tions:
 Net investment income                1.11     1.15      0.95     1.00     0.09
 Net realized and unrealized gain
  (loss) on investments               2.01    (1.93)     1.02     2.03    (0.03)
--------------------------------------------------------------------------------
Total income (loss) from invest-
ment operations                       3.12    (0.78)     1.97     3.03     0.06
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
FROM:
 Net investment income               (1.11)   (1.14)    (0.92)   (1.05)   (0.09)
 Net realized gain on investments       --    (0.36)       --       --       --
--------------------------------------------------------------------------------
Total distributions to
unitholders                          (1.11)   (1.50)    (0.92)   (1.05)   (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)               2.01    (2.28)     1.05     1.98    (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 20.78  $ 18.77   $ 21.05   $20.75   $18.77
--------------------------------------------------------------------------------
Total return (c)                     16.95%   (3.80)%    9.94%   16.43%    0.58%
Ratio to average net assets of:
(d)
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%     0.26%    0.65%    0.65%
 Expenses, before waivers and re-
  imbursements                        0.89%    0.79%     0.83%    1.28%    1.18%
 Net investment income, net of
  waivers and reimbursements          5.09%    5.60%     5.11%    5.41%    6.05%
 Net investment income, before
  waivers and reimbursements          4.46%    5.07%     4.54%    4.78%    5.52%
Portfolio turnover rate              80.36%   52.80%    77.75%   80.36%   52.80%
Net assets at end of period (in
thousands)                         $17,674  $37,305   $71,456   $  286   $   --
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income portfolios.
 The International Bond Portfolio commenced investment operations on March 28, 1994. All other fixed income portfolios commenced investment operations during the fiscal year ended November 30, 1993.
 The Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, and U.S. Treasury Index Portfolios have four separate unit classes:
Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1995, Class A, Class C and Class D units are outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(e) Forward Foreign Currency Exchange Contracts
The International Bond Portfolio is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 1995, there were no contracts outstanding.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1995, the Trust's most recent tax year end, the portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Bond                            $5,273         2002 to 2003
International Bond                  39             2002
Short Duration                     610         2002 to 2003
Short-Intermediate Bond             26         2001 to 2002
U.S. Government Securities         248         2001 to 2003
U.S. Treasury Index              1,068             2002
----------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                            Declared    Paid
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
-----------------------------------------------

Each portfolio's net realized capital gains are distributed at least annually.
 Income dividends and capital gains distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

(j) Reclassifications
The Bond Portfolio reclassified approximately $447,000 from accumulated net realized gain (loss) on investment transactions to accumulated undistributed net investment income. The International Bond Portfolio reclassified approximately $684,000 from accumulated net realized

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (continued) gain (loss) on investment transactions, and $23,000 from net realized gain on foreign currency transactions, to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis. Certain reclassifications have been made to amounts recorded at November 30, 1994 to conform to the current financial statement presentation.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fee for each portfolio. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets, and the amount of fees waived by Northern for the year ended November 30, 1995, are as follows:

                                           Net    Advisory
                         Advisory Less:  Advisory   Fees
                           Fee    Waiver   Fee     Waived
----------------------------------------------------------
Bond                       .60%    .35%    .25%   $929,000
International Bond         .90     .20     .70      64,000
Short Duration             .40     .25     .15     181,000
Short-Intermediate Bond    .60     .35     .25     427,000
U.S. Government
 Securities                .60     .35     .25     109,000
U.S. Treasury Index        .40     .25     .15      82,000
----------------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10%, and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios.
 As compensation for the services rendered as custodian for the portfolios, and for the services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman
Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 A summary of the administration fees waived and expense reimbursements for the year ended November 30, 1995 are as follows:

                            Administration    Expense
                             Fees Waived   Reimbursements
---------------------------------------------------------
Bond                           $234,000       $113,000
International Bond               48,000         53,000
Short Duration                       --        214,000
Short-Intermediate Bond         161,000         87,000
U.S. Government Securities       47,000         73,000
U.S. Treasury Index              49,000         77,000
---------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS (continued)
Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%,
 .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively. These fees are included in other expenses on the Statements of Operations.

6. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1995 (excluding short-term investments) were as follows:

                                                  Proceeds
                                                 from sales   Proceeds
                                                     and     from sales
                           Purchases             maturities     and
                            of U.S.   Purchases    of U.S.   maturities
                          Government   of other  Government   of other
                          Obligations securities Obligations securities
-----------------------------------------------------------------------
                                    (in thousands)
Bond                       $145,997    $28,407    $127,830    $53,562
International
 Bond                         1,770     17,405       1,841     14,667
Short
 Duration                    53,966    106,029      52,357    102,115
Short-Intermediate Bond      90,283     17,137      28,658     29,730
U.S.
 Government Securities       68,902        608      42,163        --
U.S. Treasury
 Index                       25,644        --       48,538        --
-----------------------------------------------------------------------

 On November 30, 1995, the composition of unrealized appreciation
(depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                 Cost for
                                                                 Federal
                                                       Net        Income
                                                   Appreciation    Tax
                        Appreciation Depreciation (Depreciation) purposes
-------------------------------------------------------------------------
                                         (in thousands)
Bond                      $15,888       $1,748       $14,140     $272,366
International Bond          2,624           40         2,584       28,887
Short Duration                 19           36           (17)      77,741
Short-Intermediate
 Bond                       3,640          265         3,375      154,473
U.S.
 Government Securities        563           15           548       55,183
U.S. Treasury
 Index                        811           15           796       16,927
-------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this arrangement during the year ended November 30, 1995.

--------------------------------------------------------------------------------
8. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                   Net
                       Reinvested                increase
                Sales distributions Redemptions (decrease)
----------------------------------------------------------
                              (in thousands)
Bond            3,353      696         4,459        (410)
International
 Bond             297       97           243         151
Short Duration  4,868      388         9,707      (4,451)
Short-
 Intermediate
 Bond           4,158      285         1,714       2,729
U.S.
 Government
 Securities     2,965       77         1,564       1,478
U.S. Treasury
 Index            748       70         1,953      (1,135)
----------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1994 were as follows:

                                                   Net
                       Reinvested                increase
                Sales distributions Redemptions (decrease)
----------------------------------------------------------
                              (in thousands)
Bond            6,964      973         5,706       2,231
International
 Bond           1,363       51            62       1,352
Short Duration  5,569      537        15,730      (9,624)
Short-
 Intermediate
 Bond           1,433      232         2,029        (364)
U.S.
 Government
 Securities       829       60         1,180        (291)
U.S. Treasury
 Index            238      196         1,843      (1,409)
----------------------------------------------------------

 Transactions in Class C units (in thousands) for the period ended November 30, 1995, were sales of 201 units; reinvested distributions of 4 units, and redemptions of 28 units, resulting in a net unit increase of 177 units, for the Bond Portfolio.
 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                           Reinvested                 Net
                    Sales distributions Redemptions increase
------------------------------------------------------------
                                 (in thousands)
Bond                   5       --           --          5
International Bond     1       --           --          1
U.S.
 Government
 Securities            3       --             1         2
U.S. Treasury
 Index                13       --           --         13
------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1994 were as follows:

                      Reinvested                 Net
               Sales distributions Redemptions increase
-------------------------------------------------------
                            (in thousands)
Bond              1       --           --          1
Short-
 Intermediate
 Bond             1       --           --          1
U.S.
 Government
 Securities       1       --           --          1
U.S. Treasury
 Index            1       --           --          1
-------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Fixed Income Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management, expenses and other information.
The
Benchmark
Funds

Fixed
Income
Portfolios



                      Annual Report
                      November 30, 1995

PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements


Included in the Equity Portfolios Prospectus: Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations (1) through November 30, 1993 (November 30, 1994, with respect to the International Growth Portfolio) and for the years ended November 30, 1994 and November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios.


Included in the Fixed Income Portfolios Prospectus:


Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations (2) through November 30, 1993 (November 30, 1994 with respect to the International Bond Portfolio) and for the years ended November 30, 1994 and November 30, 1995 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios.


Included in the Money Market Portfolios Prospectus:


Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations (3) through November 30, 1990 and for each of the five years ended November 30, 1995 for the Government Select Portfolio.


----------

(1) Balanced and Focused Growth Portfolios commenced investment operations on July 1, 1993. Equity Index, Diversified Growth and Small Company Index Portfolios commenced investment operations on January 11, 1993, International Growth Portfolio commenced investment operations on March 28, 1994.

(2) Short Duration Portfolio commenced investment operations on June 2, 1993. U.S. Government Securities Portfolio commenced operations on April 5, 1993. Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios commenced investment operations on January 11, 1993. International Bond Portfolio commenced investment operations on March 28, 1994.

(3) Government Select Portfolio commenced operations on November 7, 1990.

Financial Highlights - Selected Data for a Unit Outstanding for each of the ten years ended November 30, 1995 for the Government Portfolio.

Financial Highlights - Selected Data for a Unit Outstanding for each of the ten years ended November 30, 1995 for the Diversified Assets and Tax-Exempt Portfolios.

(i) Included in the Statements of Additional Information

Statement of Investments as of November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

Statements of Assets and Liabilities as of November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities,
Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

Statement of Operations for the year ended November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities,
Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolio.





Statement of Changes in Net Assets for the year ended November 30, 1995 for the Balanced, Diversified Growth, Equity Index, Focused Growth, Small Company Index, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, and Bond Portfolios, for the year ended November 30, 1994 for the Balanced, Diversified Growth, Equity Index, Focused Growth, Small Company Index, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, and Bond Portfolios and for the period ended November 30, 1994 for the International Growth and International Bond Portfolios.

(b) Exhibits


The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment

No. 12 to such Registration Statement (Reference H), to Post- Effective Amendment No. 13 to such Registration Statement (Reference I), to Post-Effective Amendment No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement (Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post- Effective Amendment No. 22 to such Registration Statement (Reference O) , to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post- Effective Amendment No. 26 to such Registration Statement (Reference
R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference
S) and to Post-Effective Amendment No. 28 to such Registration Statement (Reference T).

1 -       Agreement and Declaration of Trust dated July 15, 1982 (Reference A).

1(a)- Amendment No. 1 dated November 22, 1982 to Agreement and Declaration of Trust (Reference A).

1(b)- Amendment No. 2 dated April 21, 1983 to Agreement and Declaration of Trust (Reference B).

1(c)- Amendment No. 3 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(d)- Amendment No. 4 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(e)- Amendment No. 5 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(f)- Amendment No. 6 dated December 19, 1983 to Agreement and Declaration of Trust (Reference D).

1(g)- Amendment No. 7 dated August 23, 1985 to Agreement and Declaration of Trust (Reference E).

1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust (Reference H).

1(i)- Amendment No. 9 dated October 1, 1990 to Agreement and Declaration of Trust (Reference H).

1(j)-     Amendment No. 10 to Agreement and Declaration of Trust (Reference I).

1(k)-     Amendment No. 11 to Agreement and Declaration of Trust (Reference J).

1(l)-     Amendment No. 12 to Agreement and Declaration of Trust (Reference L).

1(m)-     Amendment No. 13 to Agreement and Declaration of Trust (Reference P).

2-        By-Laws of the Registrant (Reference A).

2(a)-     Amendment dated May 9, 1983 to Section 2.3 of the By- Laws (Reference
          B).

2(b)- Amendment dated April 21, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(c)-     Amendment dated August 29, 1983 to Section 6.3 of the By-Laws
          (Reference D).

2(d)- Amendment dated December 19, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(e)- Amendment dated January 26, 1987 to Section 3.7 of the By-Laws (Reference F).

3-        Not Applicable.

4-        Not Applicable.

5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company (Reference H).

5(a)- Addendum No. 1 to Advisory Agreement between Registrant and The Northern Trust Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992, to Investment Advisory Agreement, dated October 5, 1990, between The Northern Trust Company and the Registrant (Reference J).

5(c)- Addendum No. 2 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference K).

5(d)- Addendum No. 3 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference M).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference S).

6- Distribution Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

6(a)- Addendum No. 1 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

6(b)- Addendum No. 2 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference L).

6(c)- Form of Addendum No. 3 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference T).

7 -       Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The Northern Trust Company (Reference J).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern Trust Company (Reference L).

8(c)- Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference T).

9 - Agreement and Plan of Reorganization between Registrant and The Benchmark Tax-Exempt Fund (Reference G).


9(b)- Addendum No. 1 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference L).


9(c)- Addendum No. 2 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference S).

9(d)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

9(e)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference J).

9(f)- Addendum No. 1 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

9(g)- Addendum No. 2 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference L).

9(h)- Addendum No. 3 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference S).

12-       Not Applicable.

13-       Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(a)- Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(b)- Amendment No. 2 to Subscription Agreement with Goldman, Sachs & Co. (Reference C).

13(c)- Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co. (Reference E).

14-       Not Applicable.

15-       Servicing Agreement (Reference T).

16- Schedule for computation of performance data for Equity Index Portfolio, Diversified Growth Portfolio, U.S. Treasury Index Portfolio, Short-Intermediate Bond Portfolio and Bond Portfolio (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and California Municipal Portfolio (Reference M).

16(b)- Schedule for computation of performance data for U.S. Government Securities Portfolio (Reference N).

16(c)- Schedule for computation of performance data for Short Duration Portfolio (Reference O).

16(d)- Schedule for computation of performance data for Balanced Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

The following exhibits are filed herewith:


 1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust.

 1(i)- Amendment No. 9 dated October 1, 1990 to Agreement and Declaration of Trust.

 1(j)- Amendment No. 10 dated April 27, 1992 to Agreement and Declaration of Trust.

 1(k)-    Amendment No. 11 to Agreement and Declaration of Trust.

 1(l)- Amendment No. 12 dated April 27, 1993 to Agreement and Declaration of Trust.

 1(m)-    Agreement No. 13 dated July 20, 1993 to Agreement and Declaration of
          Trust.

 1(n)-    Amendment No. 14 dated July 11, 1995 to Agreement and Declaration of
          Trust.

 5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company.

 5(b)- Addendum No. 1, dated June 8, 1992 to the Investment Advisory Agreement between The Northern Trust Company and the Registrant.

 5(c)- Addendum No. 2 dated January 8, 1993 to Investment Advisory Agreement between the Registrant and The Northern Trust Company.

 5(d)- Addendum No. 3 dated July 1, 1993 to the Investment Advisory Agreement between the Registrant and The Northern Trust Company.

 5(e)- Addendum No. 4 dated March 25, 1994 to the Investment Advisory Agreement between the Registrant and The Northern Trust Company.

6(a)- Addendum No. 1 dated January 8, 1993 to the Distribution Agreement between the Registrant and Goldman, Sachs & Co.

6(b)- Addendum No. 2 dated July 1, 1993 to the Distribution Agreement between the Registrant and Goldman, Sachs & Co.

8(a)- Addendum No. 1 dated January 8, 1993 to Custodian Agreement between Registrant and The Northern Trust Company.

8(b)- Addendum No. 2 dated July 1, 1993 to Custodian Agreement between Registrant and The Northern Trust Company.

8(c)- Foreign Custody Agreement between the Registrant and The Northern Trust Company.

9(a)- Revised and Restated Transfer Agency Agreement dated January 8, 1993 between Registrant and The Northern Trust Company.

9(b)- Addendum No. 1 to Transfer Agency Agreement dated July 1, 1993 between the Registrant and The Northern Trust Company.

9(c)-     Addendum No. 2 to Transfer Agency Agreement dated March

          25, 1994 between the Registrant and The Northern Trust Company.

9(d)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co.

9(e)- Amendment dated August 1, 1992 to Administration Agreement between Registrant and Goldman, Sachs & Co.

9(f)- Addendum No. 1 to Administration Agreement dated January 8, 1993 between the Registrant and Goldman, Sachs & Co.

9(g)- Addendum No. 2 to Administration Agreement dated July 1, 1993 between The Registrant and Goldman, Sachs & Co.

9(h)- Addendum No. 3 to Administration Agreement dated March 25, 1994 between The Registrant and Goldman, Sachs & Co.

10-       Consent of Counsel

11-       Consent of Ernst & Young LLP

18-       Plan entered into by Registrant pursuant to Rule 18f-3


27-       Financial Data Schedules

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities


                                                         Number of Record
                                                          Holders as of
Title of Class                                            March 15, 1995
--------------                                            --------------
                                                   Class A   Class C  Class D
                                                   -------   -------  -------
Diversified Assets Portfolio Units .........          1       N/A       N/A
Government Portfolio Units .................          1       N/A       N/A
Government Select Portfolio Units ..........          1       N/A       N/A
Tax-Exempt Portfolio Units .................          1       N/A       N/A
Equity Index Portfolio Units ...............          1         1       1
Small Company Index Portfolio Units ........          1       N/A       1
Diversified Growth Portfolio Units .........          1       N/A       1
Focused Growth Portfolio Units .............          1       N/A       1
U.S. Treasury Index Portfolio Units ........          1       N/A       1
U.S. Government Securities Portfolio .......          1       N/A       1
Short-Intermediate Bond Portfolio Units ....          1       N/A       1
Bond Portfolio Units .......................          1         1       1

Short Duration Portfolio Units                        1       N/A       N/A
Balanced Portfolio Units                              1       N/A       1
International Growth Portfolio Units                  1       N/A       1
International Bond Portfolio Units                    1       N/A       1

Item 27. Indemnification

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Registrant's Registration Statement on Form N-1 as initially filed and a copy of Section 6.5 thereof (as amended) was filed as
Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement is filed as Exhibit 5(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

Paragraph 7 of the Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 17(e) to Post- Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 28. Business and Other Connections of Investment Adviser

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.

                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------

Dolores E. Cross                            Northern Trust Corp-                                 Director
                                            oration

                                            Chicago State                                        President
                                            University
                                            95th Street at
                                            King Drive
                                            Chicago, IL 60643

                                            Student Loan                                         Director
                                            Marketing
                                            Association
                                            1025 Thomas
                                            Jefferson, N.W.
                                            Washington, DC  20007

                                            Shorebank Corporation                                Former
                                            7054 S. Jeffrey                                      Director
                                            Chicago, IL 60649
                                            Washington, DC 20007

John R. Goodwin                             None
Vice President


                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Robert S. Hamada                            The University                                       Edward Eagle
Director                                    of Chicago                                           Brown
                                            Graduate School of                                   Distinguished
                                            Business                                             Service
                                            1101 East 58th Street                                Professor of
                                            Chicago, IL  60637                                   Finance and
                                                                                                 Dean

                                            Northern Trust                                       Director
                                            Corporation
                                            50 S. LaSalle Street
                                            Chicago, IL  60675

                                            A.M. Castle & Co.                                    Director
                                            3400 North Wolf Road
                                            Franklin Park, IL  60131

                                            Manville Corporation                                 Former
                                            P.O. Box 5108                                        Director
                                            Denver, CO  80217-5108

                                            Chicago Board of Trade                               Director
                                            141 West Jackson
                                            Boulevard
                                            Chicago, IL  60604

                                            Riverwood                                            Former
                                            International                                        Director
                                            Corporation
                                            3350 Cumberland Circle
                                            Atlanta, GA  30339

Barry G. Hastings                           Northern Trust                                       President &
President & Chief                           Corporation                                          Chief Operating
Operating Officer &                         50 S. LaSalle Street                                 Officer &
Director & Former                           Chicago, IL 60675                                    Director
Vice Chairman
Former Senior
Executive Vice
President

                                            Northern Futures                                     Former
                                            Corporation                                          Director
                                            50 S. LaSalle Street
                                            Chicago, IL 60675



                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Barry G. Hastings                           The Northern Trust                                   Former
 (Cont'd.)                                  International Banking                                Director
                                            Corporation
                                            One World Trade Center
                                            New York, NY  10048

                                            Northern Trust                                       Director
                                            Securities, Inc.
                                            50 S. LaSalle Street
                                            Chicago, IL  60675

                                            Nortrust of Arizona                                  Chairman
                                            Holding Corporation                                  of the
                                            2398 East Camelback                                  Board &
                                            Rd.                                                  Director
                                            Phoenix, AZ  85016

                                            Northern Trust of                                    Director
                                            California Corporation
                                            355 S. Grand Avenue
                                            Los Angeles, CA  90017

                                            Northern Trust                                       Vice Chairman
                                            of Florida                                           of the Board
                                            Corporation                                          & Director
                                            700 Brickell Avenue
                                            Miami, FL  33131

                                            Northern Trust Bank                                  Chairman
                                            of Texas N. A.                                       of the
                                            2020 Ross Avenue                                     Board
                                            Dallas, TX  75201                                    & Director

                                            Nortrust Realty                                      Director
                                            Management, Inc.
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Robert A. Helman                            Mayer, Brown & Platt                                 Partner
Director                                    190 S. LaSalle Street
                                            Chicago, IL  60603

                                            Northern Trust                                       Director
                                            Corporation
                                            50 S. LaSalle Street
                                            Chicago, IL  60675



                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Robert A. Helman                            Chicago Stock Exchange                               Governor
(Cont'd.)                                   One Financial Plaza
                                            440 S. LaSalle St.
                                            Chicago, IL 60605

                                            LaSalle Street Fund,                                 Former
                                            Incorporated                                         Director
                                            11 S. LaSalle Street
                                            Chicago, IL  60603

                                            The Shorebank                                        Former
                                            Corporation                                          Director
                                            7054 S. Jeffrey
                                            Boulevard
                                            Chicago, IL  60649

                                            Environmental Systems                                Former
                                            Company                                              Director
                                            333 Executive Court
                                            Little Rock, AR  72205

                                            The Horsham                                          Director
                                            Corporation
                                            24 Hazelton Avenue
                                            Toronto, Ontario,
                                            Canada
                                            M5R 2E2

                                            Alberta Natural Gas                                  Director
                                            Company, Ltd.
                                            2900, 240 Fourth
                                            Ave., N.W.
                                            Calgary, Alberta
                                            Canada T2P 4L7

                                            Brambles USA, Inc.                                   Director
                                            400 N. Michigan Avenue
                                            Chicago, IL  60611




                                                                                                 Name and
Principal                                                                                        Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Arthur L. Kelly                             KEL Enterprises Ltd.                                 Managing
Director                                    135 S. LaSalle Street                                Partner
                                            Chicago, IL  60603

                                            Bayerische Motoren                                   Director
                                            Werke
                                            (BMW) A.G. BMW Haus
                                            Petuelring 130
                                            Postfach 40 02 40
                                            D-8000
                                            Munich 40 Germany

                                            Deere & Company                                      Director
                                            John Deere Rd.
                                            Moline, IL 61265

                                            Northern Trust                                       Director
                                            Corporation
                                            50 S. LaSalle Street
                                            Chicago, IL  60675

                                            Nalco Chemical                                       Director
                                            Company
                                            One Nalco Center
                                            Naperville, IL
                                            60563-1198

                                            Snap-on Incorporated                                 Director
                                            2801 80th Street
                                            Kenosha, WI  53140

                                            Tejas Gas Corporation                                Director
                                            1301 McKinney St.
                                            Houston, TX  77010


                                            Twin Disc,                                           Former
                                            Incorporated                                         Director
                                            1328 Racine Street
                                            Racine, WI  53403

Ardis Krainik                               Lyric Opera                                          General Director
Director                                    20 North Wacker Drive
                                            Chicago, IL  60606

                                            Northern Trust                                       Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675



                                                                                                 Name and
Principal                                                                                        Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Robert D. Krebs                             Santa Fe Pacific                                     Former Chairman,
Director                                    Corporation                                          President
                                            1700 E. Golf Road                                    and Chief
                                            Schaumburg, IL                                       Executive
                                            60173-5860                                           Officer &
                                                                                                 Director

President and Chief                         Burlington Northern
Executive Officer                           Santa Fe Corporation
& Director                                  777 Main Street
                                            Fort Worth, TX  76102

                                            Burlington Northern                                  Director
                                            Inc
                                            777 Main Street
                                            Fort Worth, TX  76102

                                            Burlington Northern                                  Director
                                            Railroad Company
                                            777 Main Street
                                            Fort Worth, TX  76102

                                            Santa Fe Pacific                                     Director
                                            Pipelines, Inc.
                                            888 S. Figueroa Street
                                            Los Angeles, CA 90017

                                            Northern Trust                                       Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Phelps Dodge                                         Director
                                            Corporation
                                            2600 North Central
                                            Avenue
                                            Phoenix, AZ
                                            85004-3014

                                            Catellus Development                                 Former
                                            Corporation                                          Director
                                            201 Mission Street
                                            San Francisco, CA
                                            94105




                                                                                                 Name and
Principal                                                                                        Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Robert D. Krebs                             Santa Fe Energy                                      Director
(Cont'd.)                                   Resources, Inc.
                                            1616 South Voss Road
                                            Houston, TX  77057

                                            Santa Fe Pacific                                     Director
                                            Gold Corporation
                                            P.O. Box 27019
                                            Albuquerque, NM 87125

                                            Santa Fe Pacific                                     Director
                                            Gold Corporation
                                            6200 Uptown Blvd.
                                            Albuquerque, NM 87110

                                            The Atchison Topeka                                  Former
                                            and Santa Fe Railway                                 Director
                                            Company
                                            1700 E. Golf Road
                                            Schaumburg, IL
                                            60173-5860

Frederick A. Krehbiel                       Molex Incorporated                                   Chairman and
Director                                    2222 Wellington Court                                Chief Executive
                                            Lisle, IL 60532-1682                                 Officer, Former
                                                                                                 Vice Chairman

                                            Northern Trust                                       Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nalco Chemical Company                               Director
                                            One Nalco Center
                                            Naperville, IL
                                            60563-1198

                                            Tellabs, Inc.                                        Director
                                            4951 Indiana Avenue
                                            Lisle, IL  60532

                                            A.M. Castle & Co.                                    Former
                                            3400 North Wolf Road                                 Director
                                            Franklin Park, IL 60131




                                                                                                 Name and
Principal                                                                                        Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Roger W. Kushla                             The Northern Trust                                   Director
Senior Vice President                       Company of New York
                                            80 Broad Street
                                            19th Floor
                                            New York, NY  10004

Robert A. LaFleur                           None
Senior Vice President

Thomas L. Mallman                           None
Senior Vice President

James J. Mitchell, III                      Northern Trust                                       Former
Executive Vice                              Securities, Inc.                                     Director
President                                   50 S. LaSalle Street
                                            Chicago, IL  60675

                                            Northern Trust Bank of                               Former
                                            Texas N.A.                                           Director
                                            2020 Ross Avenue
                                            Dallas, TX  75201

                                            The Northern Trust                                   Director
                                            Company of New York
                                            80 Broad Street
                                            19th Floor
                                            New York, NY  10004

William G. Mitchell                         Northern Trust                                       Director
Director                                    Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            The Interlake                                        Director
                                            Corporation
                                            7701 Harger Road
                                            Oak Brook, IL
                                            60521-1488

                                            Peoples Energy                                       Director
                                            Corporation
                                            122 South Michigan
                                            Avenue
                                            Chicago, IL  60603

                                            The Sherwin-Williams                                 Director
                                            Company
                                            101 Prospect Avenue, N.W.
                                            Cleveland, OH  44115-1075



                                                                                                 Name and
                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
William A. Osborn                           Northern Trust                                       Director
Chairman and                                Corporation
Chief Executive                             Securities, Inc.
Officer                                     50 S. LaSalle Street
Former President                            Chicago, IL  60675
and Chief Operating
Officer& Former Senior
Executive Vice
President                                   Nortrust of Arizona                                  Former
                                            Holding Corporation                                  Director
                                            2398 East Camelback Rd
                                            Phoenix, AZ  85016

                                            Northern Trust of                                    Director
                                            California Corporation                               and Former
                                            355 S. Grand Avenue                                  Chairman of
                                            Los Angeles, CA  90017                               the Board

                                            Northern Trust Bank of                               Former Chairman
                                            California N.A.                                      of the Board
                                            355 S. Grand Avenue
                                            Los Angeles, CA  90017

                                            Nortrust Realty                                      Director
                                            Management Inc.
                                            50 S. LaSalle St.
                                            Chicago, IL  60675

                                            The Northern Trust                                   Former
                                            International Banking                                Director
                                            Corp.
                                            1 World Trade Center
                                            New York, NY 10048

                                            Northern Futures                                     Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Sheila A. Penrose                           RCB International Inc                                Director
Executive Vice                              29 Federal Street
President                                   Stamford, CT  06901

Perry R. Pero                               Northern Futures                                     Director
Senior Executive Vice                       Corporation
Vice President,                             50 South LaSalle Street
Chief Financial                             Chicago,  IL  60675
Officer and
Cashier



                                                                                                 Name and
                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Perry R. Pero                               Northern Investment                                  Former Chairman,
(Cont'd.)                                   Corporation                                          President
                                            50 South LaSalle Street                              and Director
                                            Chicago IL  60675                                    Former Treasurer

                                            Tanglewood Bancshares,                               Treasurer
                                            Inc
                                            600 Bering Dr.
                                            Houston, TX  77057

                                            RCB International
                                            Inc
                                            29 Federal Street
                                            Stamford, CT  06901

                                            Northern Trust                                       Director
                                            Securities, Inc.
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nortrust Realty                                      Director
                                            Management, Inc.
                                            50 South LaSalle Street
                                            Chicago, IL 60675

Peter L. Rossiter                           Schiff, Hardin                                       Former
Executive Vice                              & Waite                                              Partner
                                            7200 Sears Tower
                                            Chicago, IL  60606

                                            Tanglewood Bancshares                                Vice President
                                            Inc                                                  and Director
                                            600 Bering Dr.
                                            Houston, TX  77057

                                            Consolidated                                         Director
                                            Communications Inc.
                                            Illinois Consolidated
                                            Telephone Company
                                            121 S. 17th St.
                                            Mattoon, IL 61938

                                            Northern Trust                                       Executive
                                            Corporation                                          Vice
                                            50 South LaSalle                                     President,
                                            Street                                               General
                                            Chicago, IL  60675                                   Counsel and
                                                                                                  Secretary



                                                                                                 Name and
                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Harold B. Smith                             Illinois Tool                                        Chairman of
Director                                    Works Inc.                                           the Executive
                                            3600 West Lake                                       Committee
                                            Avenue                                               and a
                                            Glenview, IL                                         Director
                                            60025-5811

                                            Northern Trust                                       Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            W. W. Grainger, Inc.                                 Director
                                            5500 West Howard Street
                                            Skokie, IL  60077

                                            Northwestern Mutual                                  Trustee
                                            Life Insurance Co.
                                            720 East Wisconsin Avenue
                                            Milwaukee, WI  53202

William D. Smithburg                        The Quaker Oats                                     Chairman,
Director                                    Company                                             President and
                                            321 North Clark Street                              Chief Executive
                                            Chicago, IL  60610                                  Officer
                                                                                                and Director

                                            Northern Trust                                      Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Abbott Laboratories                                 Director
                                            One Abbott Park Road
                                            Abbott Park, IL
                                            60064-3500

                                            Corning Incorporated                                Director
                                            Corning, NY  14831
                                            Prime Capital                                       Director
                                            Corporation
                                            P.O. Box 8460
                                            Rolling Meadows,
                                            IL  60008

James M. Snyder                             None
Senior Vice
President



                                            Name and Principal                                   Connection
Name and Position                           Business Address                                     with
with Investment Adviser                     of Other Company                                     Other Company
-----------------------                     ----------------                                     -------------
Bide L. Thomas                              Commonwealth Edison                                  Former
                                            Company                                              President
                                            One First National                                   and a
                                            Plaza                                                Former
                                            Chicago, IL  60603                                   Director

                                            MYR Group Inc.                                       Director
                                            *(formerly L.E. Myers
                                            Company)
                                            2550 W. Golf Rd.
                                            Rolling Meadows, IL 60008

                                            Northern Trust                                       Director
                                            Corporation
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            R. R. Donnelley                                      Director
                                            & Sons Company
                                            77 West Wacker Drive
                                            Chicago, IL  60601

                                            * Name change



Item 29.          Principal Underwriters


(a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc. and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor for The Benchmark Funds, The Commerce Funds and Paragon Portfolio.


(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. None of the Partners hold positions or offices with the Registrant.

                         GOLDMAN SACHS GENERAL PARTNERS

Name and Principal                       Name and Principal
Business Address                         Business Address
----------------                         ----------------

Jon S. Corzine, Chairman (1)(2)          Henry M. Paulson, Jr.,

Chairman (1)(2)                          T. Willem Mesdag (14)
    Roy J. Zuckerberg (5)                    Gaetano J. Muzio (11)
    David M. Silfen (5)                      Robin Neustein (2)
    Richard M. Hayden (7)                    Timothy J. O'Neill (2)
    Robert J. Hurst (2)                      Scott M. Pinkus (2)
    Howard C. Katz (2)                       John J. Powers (2)
    Peter K. Barker (9)                      Stephen D. Quinn (2)
    Eric S. Dobkin (5)                       Arthur J. Reimers, III (7)
    Willard J. Overlock, Jr. (2)             James P. Riley, Jr. (2)
    Jonathan L. Cohen (2)                    Richard A. Sapp (7)
    Frederic B. Garonzik (7)                 Donald F. Textor (5)
    Kevin W. Kennedy (2)                     Thomas B. Walker, III (2)
    William C. Landreth (8)                  Patrick J. Ward (7)
    Daniel M. Neidich (2)                    Jeffrey M. Weingarten (7)
    Edward Spiegel (5)                       Jon Winkelried (2)
    Robert F. Cummings, Jr. (2)              Richard E. Witten (2)
    Angelo De Caro (2)                       Gregory K. Palm (2)(7)
    Steven G. Einhorn (5)                    Carlos A. Cordeiro (7)
    David B. Ford (2)                        John O. Downing (5)
    David M. Leuschen (2)                    Mark Evans (13)
    Michael R. Lynch (2)                     Michael D. Fascitelli (2)
    Michael D. McCarthy (2)                  Sylvain M. Hefes (7)
    Donald C. Opatrny, Jr. (2)               Reuben Jeffrey, III (7)
    Thomas E. Tuft (5)                       Lawrence H. Linden (2)
    Robert J. Katz (1)(2)                    Jun Makihara (10)
    Michael P. Mortara (2)                   Masanori Mochida (10)
    Lloyd C. Blankfein (2)                   Robert B. Morris III (11)(7)
    John P. Curtin, Jr. (2)                  Philip D. Murphy (14)
    Gavyn Davies (7)                         Suzanne M. Nora Johnson (9)
    Dexter D. Earle (5)                      Terence M. O'Toole (2)
    John Ehara (10)                          Carl G.E. Palmstierna (7)
    J. Christopher Flowers (2)               Michael G. Rantz (7)
    Gary Gensler (2)                         J. David Rogers (5)
    Charles T. Harris, III (2)               Joseph Sassoon (7)
    Thomas J. Healey (2)                     Peter Savitz (7)(2)
    Stephen Hendel (2)                       Charles B. Seelig, Jr. (2)
    Robert E. Higgins (2)                    Ralph F. Severson (11)
    Ernest S. Liu (5)                        Gene T. Sykes (9)
    Eff W. Martin (11)                       Gary A. Syman (10)
    Charles B. Mayer, Jr. (2)                Leslie C. Tortora (2)
    Michael J. O'Brien (7)                   John L. Townsend, III (2)
    Mark Schwartz (2)                        Lee G. Vance (7)
    Stephen M. Semlitz (2)                   David A. Viniar (2)
    Robert K. Steel (5)                      John S. Weinberg (2)
    John A. Thain (2)(7)                     Peter A. Weinberg (2)
    John L. Thornton (7)                     Laurence M. Weiss (2)
    Bracebridge H. Young, Jr. (7)            George W. Wellde, Jr. (10)
    Joseph R. Zimmel (2)                     Jaime E. Yordan (2)(16)
    Barry L. Zubrow (2)                      Sharmin Mossavar-Rahmani (5)
    Gary L. Zwerling (2)                     Hideo Ishihara (10)
    Jon R. Aisbitt (7)                       Paul M. Achleitner (14)
    Andrew M. Alper (2)                      Armen A. Avanessians (2)
    William J. Buckley (5)                   Joel S. Beckman (2)
    Frank L. Coulson, Jr. (2)                David W. Blood (7)
    Connie Duckworth (8)                     Zachariah Cobrinik (10)
    Richard A. Friedman (2)                  Gary D. Cohn (7)
    Alan R. Gillespie (7)                    Christopher A. Cole (2)
    Joseph H. Gleberman (2)                  Henry Cornell (13)
    Jacob D. Goldfield (2)                   Robert V. Delaney (2)
    Steven M. Heller (2)                     Joseph Della Rosa (5)
    Ann F. Kaplan (2)                        J. Michael Evans (7)
    Robert S. Kaplan (2)                     Lawton W. Fitt (5)
    Peter D. Kiernan, III (2)                Joseph D. Gatto (2)
    John P. McNulty (5)                      Peter C. Gerhard (2)

    Nomi P. Ghez (5)
    David T. Hamamoto (2)
    Walter H. Haydock (2)(15)
    David L. Henle (5)
    Francis J. Ingrassia (2)
    Scott B. Kapnick (7)
    Kevin M. Kelly (2)
    John C. Kleinert (2)
    Jonathan L. Kolatch (2)
    Peter S. Kraus (2)
    Robert Litterman (2)
    Jonathan M. Lopatin (2)
    Thomas J. Macirowski (2)
    Peter G. Mallinson (13)
    Oki Matsumoto (10)
    E. Scott Mead (7)
    Eric M. Mindich (5)
    Steven T. Mnuchin (2)
    Thomas K. Montag (2)
    Edward A. Mule (2)
    Kipp M. Nelson (7)
    Christopher K. Norton (2)
    Robert J. O'Shea (2)
    Wiet H. Pot (7)
    Jack L. Salzman (5)
    Eric S. Schwartz (5)
    Michael F. Schwerin (2)
    Richard S. Sharp (7)
    Richard G. Sherlund (5)
    Michael S. Sherwood (7)
    Cody J. Smith (2)
    Daniel W. Stanton (5)
    Esta E. Stecher (2)
    Frederic E. Steck (2)
    Byron D. Trott (8)
    Barry S. Volpert (2)
    Peter S. Wheeler (13)
    Anthony G. Williams (7)
    Gary W. Williams (5)
    Tracy R. Wolstencroft (4)
    Danny O. Yee (13)
    Michael J. Zamkow (2)
    Mark A. Zurack (5)
    Jim O'Neill (2)
    Peter D. Sutherland (7)

----------------------


(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
     Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002
(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England
(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato- ku, Tokyo 107, Japan


(11) 555 California Street, 45th Floor, San Francisco, CA 94104


(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3

     Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main, Germany
(15) Munsterhof 4, 8022, Zurich, Switzerland


(16) Casa de Bolsa, S.A. de C.V. Av. de las Palmas 405, Piso 18.
     Lomas de Chapultepec Mexico 11000, D.F.


 (c) Not Applicable.

Item 30.          Location of Accounts and Records

         The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois

         60606.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 31 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of March 1996.


THE BENCHMARK FUNDS

By:      /s/ MICHAEL J. RICHMAN
         ----------------------
         Michael J. Richman
         Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Name                            Title                    Date
            ----                            -----                    ----
      MARCIA L. BECK *                    President             March 29, 1996
  ---------------------
      Marcia L. Beck

     SCOTT M. GILMAN *                    Treasurer             March 29, 1996
  ---------------------
      Scott M. Gilman

   WILLIAM H. SPRINGER *                  Trustee               March 29, 1996
  ---------------------
   William H. Springer

   JAMES J. GAVIN, JR.*                   Trustee               March 29, 1996
  ---------------------
   James J. Gavin, Jr.

   FREDERICK T. KELSEY *                  Trustee               March 29, 1996
  ---------------------
   Frederick T. Kelsey

      EDWARD J.CONDON *                   Trustee               March 29, 1996
  ---------------------
      Edward J. Condon

      JOHN W. ENGLISH *                   Trustee               March 29, 1996
   --------------------
      John W. English

   RICHARD P. STRUBEL *                   Trustee               March 29, 1996
  ---------------------
   Richard P. Strubel



*By:   /s/ MICHAEL J. RICHMAN                                  March 29, 1996
-----------------------------
          Michael J. Richman,
          Attorney-in-fact

                               THE BENCHMARK FUNDS

                                  EXHIBIT INDEX


   Exhibit
   -------

 1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust.

 1(i)- Amendment No. 9 dated October 1, 1990 to Agreement and Declaration of Trust.

 1(j)- Amendment No. 10 dated April 27, 1992 to Agreement and Declaration of Trust.

 1(k)-    Amendment No. 11 to Agreement and Declaration of Trust.

 1(l)- Amendment No. 12 dated April 27, 1993 to Agreement and Declaration of Trust.

 1(m)-    Agreement No. 13 dated July 20, 1993 to Agreement and Declaration of
          Trust.

 1(n)-    Amendment No. 14 dated July 11, 1995 to Agreement and Declaration of
          Trust.

 5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company.

 5(b)- Addendum No. 1, dated June 8, 1992 to the Investment Advisory Agreement between The Northern Trust Company and the Registrant.

 5(c)- Addendum No. 2 dated January 8, 1993 to Investment Advisory Agreement between the Registrant and The Northern Trust Company.

 5(d)- Addendum No. 3 dated July 1, 1993 to the Investment Advisory Agreement between the Registrant and The Northern Trust Company.

 5(e)- Addendum No. 4 dated March 25, 1994 to the Investment Advisory Agreement between the Registrant and The Northern Trust Company.

6(a)- Addendum No. 1 dated January 8, 1993 to the Distribution Agreement between the Registrant and Goldman, Sachs & Co.

6(b)- Addendum No. 2 dated July 1, 1993 to the Distribution Agreement between the Registrant and Goldman, Sachs & Co.

8(a)- Addendum No. 1 dated January 8, 1993 to Custodian Agreement between Registrant and The Northern Trust Company.

8(b)- Addendum No. 2 dated July 1, 1993 to Custodian Agreement between Registrant and The Northern Trust Company.

8(c)- Foreign Custody Agreement between the Registrant and The Northern Trust Company.

9(b)- Addendum No. 1 to Transfer Agency Agreement dated July 1, 1993 between the Registrant and The Northern Trust Company.

9(c)-     Addendum No. 2 to Transfer Agency Agreement dated March

          25, 1994 between the Registrant and The Northern Trust Company.

9(d)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co.

9(e)- Amendment dated August 1, 1992 to Administration Agreement between Registrant and Goldman, Sachs & Co.

9(f)- Addendum No. 1 to Administration Agreement dated January 8, 1993 between the Registrant and Goldman, Sachs & Co.

9(g)- Addendum No. 2 to Administration Agreement dated July 1, 1993 between The Registrant and Goldman, Sachs & Co.

9(h)- Addendum No. 3 to Administration Agreement dated March 25, 1994 between The Registrant and Goldman, Sachs & Co.

10-       Consent of Counsel

11-       Consent of Ernst & Young LLP

18-       Plan entered into by Registrant pursuant to Rule 18f-3